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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811 — 02729
Short-Term Investments Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626 — 1919
Date of fiscal year end: 8/31
Date of reporting period: 8/31/11

Item 1. Reports to Stockholders.

Cash Management Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Annual Report to Shareholders ▪ August 31, 2011

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
44	Financial Statements
50	Notes to Financial Statements
62	Financial Highlights
63	Auditor's Report
64	Fund Expenses
65	Approval of Investment Advisory and Sub-Advisory Agreements
69	Tax Information
T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2011, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
This is the annual report on the performance of the Cash Management Class of Short-Term Investments Trust, part of Invesco Fixed Income, for the fiscal year ending August 31, 2011. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Against a backdrop of increasingly challenging economic headlines, market sentiment deteriorated over the 12 months covered by this report, as economic indicators pointed to a possible downturn in the recovery. Gross domestic product (GDP), the broadest measure of overall U.S. economic activity, grew at annualized rates of 2.5% and 2.3% in the third and fourth quarters of 2010, respectively.1 GDP continued to grow in the first half of 2011, but at a much slower pace.
     Monetary policy remained unchanged during the reporting period. The U.S. Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, even as the economic tides seemed to shift.2 Fed statements early in the year echoed public concern over an increase in headline inflation due to higher energy and food prices. Heading into the summer of 2011, the Fed’s attention shifted back to the stalling recovery, and in particular, weak housing and labor markets. Concerned with considerably slower-than-expected growth, the Fed committed in its August 9 statement to keep its target policy rate at low levels “at least through mid-2013.”2 With no change in monetary policy, money market funds continued to operate in an ultra-low interest rate environment.
     Increasingly over the reporting period, technical factors created tangible supply constraints in money markets. In February 2011, the U.S. Treasury rolled back its Supplemental Financing Bill Program from $200 billion to $5 billion to avoid breaching the U.S. debt ceiling.3 This, along with a new FDIC assessment rule introduced on April 1, pulled a substantial supply of short-term paper out of the market, pushing yields even lower.
     More recently, money market funds responded to potential headline risks generated by debt concerns in Europe and the U.S. In June, concern grew over the exposure of U.S. money market funds to Greek sovereign debt through their holdings in European banks. In recent months, money market funds reduced their European exposure — from 50.2% of assets in May to 47.0% in July.4 Closer to home, contentious negotiations to raise the U.S. debt ceiling and avoid default were a concern. Although the debt ceiling was ultimately raised by the August 2 deadline, the rancorous tone of the talks and the limited scope of deficit reduction had the effect of undermining the already waning confidence market participants had in the ability of policymakers to support the recovery.
Invesco Fixed Income’s strength and experience
Invesco Fixed Income’s 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we remain a leader in the cash management industry, with more than $200 billion in assets under management as of August 31, 2011. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco — one of the world’s largest and most diversified investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield — in that order — to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,

Karen Dunn Kelley
Senior Managing Director, Invesco Ltd.
CEO, Invesco Fixed Income
1 Bureau of Economic Analysis; 2 U.S. Federal Reserve; 3 Reuters; 4 Fitch Ratings
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
Although the world’s economies are gradually recovering from the financial crisis, it has not been a smooth path. Unrest in the Middle East, persistently weak job and housing markets in the U.S. and continued government balance sheet repair in Europe are contributing to a slow, labored march toward global recovery.
     In this environment, investors face risks that could make it more difficult to achieve their long-term financial goals — a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3 Short-Term Investments Trust

Fund data

Cash Management Class data as of 8/31/11
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During	At Fiscal	At Fiscal
	Fiscal	Year	Year
	Year	End	End

Liquid Assets	28 - 45 days	34 days	59 days	$1.5 billion

STIC Prime	10 - 26 days	14 days	14 days	451.6 million

Treasury	31 - 54 days	34 days	34 days	6.3 billion

Government & Agency	31 - 53 days	45 days	74 days	1.6 billion

Government TaxAdvantage	21 - 52 days	40 days	70 days	39.3 million

Tax-Free Cash Reserve	19 - 33 days	23 days	23 days	106.3 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies
Liquid Assets Portfolio
Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
     The Fund invests in high-quality U.S. dollar-denominated short-term debt obligations, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from U.S. or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.
STIC Prime Portfolio
STIC Prime Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in high quality U.S. dollar-denominated obligations with maturities of 60 days or less, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Treasury Portfolio
Treasury Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
Government & Agency Portfolio
Government & Agency Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.
Government TaxAdvantage Portfolio
Government TaxAdvantage Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies of instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
Tax-Free Cash Reserve Portfolio
Tax-Free Cash Reserve Portfolio’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
     The Fund invests in debt securities, primarily municipal securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

4 Short-Term Investments Trust

Fund composition by maturity

In days, as of 8/31/11
	Liquid	STIC		Government	Government	Tax-Free
	Assets	Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio[1,2,4,5,7]	Portfolio[4,5,7]	Portfolio[4]	Portfolio[3,4]	Portfolio[3,4]	Portfolio[4,6]

1 - 7	42.5%	49.7%	64.3%	54.9%	43.7%	90.4%

8 - 30	24.5	36.8	7.7	10.1	23.4	0.9

31 - 60	11.1	13.5	8.0	5.5	8.9	0.9

61 - 90	8.6	0.0	2.2	8.1	4.8	0.9

91 - 180	12.7	0.0	16.1	18.8	19.2	1.9

181+	0.6	0.0	1.7	2.6	0.0	5.0
The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The risks of investing in foreign securities include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

2	The Fund may invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.

3	Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

4	The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

5	The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the Fund’s performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

6	The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.

7	The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
5 Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–44.40%(a)
Asset Management & Custody Banks–0.77%
Bank of New York Mellon Corp. (The)	0.11%	09/28/11	$150,000	$149,987,625

Asset-Backed Securities–Commercial Loans/Leases–4.29%
Atlantis One Funding Corp.(b)(c)	0.15%	09/01/11	150,000	150,000,000

Atlantis One Funding Corp.(b)(c)	0.16%	09/07/11	150,000	149,996,000

Atlantis One Funding Corp.(b)(c)	0.19%	10/05/11	64,400	64,388,444

Atlantis One Funding Corp.(b)(c)	0.21%	11/07/11	175,000	174,931,604

Atlantis One Funding Corp.(b)(c)	0.26%	12/01/11	150,000	149,901,417

Atlantis One Funding Corp.(b)(c)	0.26%	12/07/11	150,000	149,894,916

				839,112,381

Asset-Backed Securities–Consumer Receivables–5.11%
Amsterdam Funding Corp.(c)	0.17%	09/09/11	93,250	93,246,477

Amsterdam Funding Corp.(c)	0.20%	09/14/11	100,000	99,992,778

Amsterdam Funding Corp.(c)	0.27%	10/12/11	60,000	59,981,550

Amsterdam Funding Corp.(c)	0.27%	10/14/11	110,000	109,964,525

Barton Capital LLC(c)	0.42%	09/22/11	200,000	199,951,000

Old Line Funding, LLC(c)	0.15%	09/07/11	100,034	100,031,499

Old Line Funding, LLC(c)	0.25%	11/01/11	60,000	59,974,583

Sheffield Receivables Corp.(c)	0.25%	11/01/11	100,000	99,957,639

Thunder Bay Funding, LLC(c)	0.25%	12/28/11	100,148	100,065,934

Windmill Funding Corp.(c)	0.22%	10/05/11	75,000	74,984,417

				998,150,402

Asset-Backed Securities–Fully Supported–1.02%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)(d)	0.29%	01/09/12	200,000	200,000,000

Asset-Backed Securities–Fully Supported Bank–3.03%
Concord Minutemen Capital Co., LLC, Series A, (Multi-CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.30%	10/04/11	100,000	99,972,500

Crown Point Capital Co., LLC, Series A, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.28%	09/13/11	85,000	84,992,067

Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	09/21/11	150,000	149,979,166

Lexington Parker Capital Co., LLC (Multi CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.30%	09/06/11	142,000	141,994,083

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	10/11/11	116,026	116,002,795

				592,940,611

Asset-Backed Securities–Multi-Purpose–12.06%
Atlantic Asset Securitization LLC(c)	0.35%	09/22/11	150,000	149,969,375

Chariot Funding, LLC/Ltd.(c)	0.14%	09/12/11	80,000	79,996,578

Chariot Funding, LLC/Ltd.(c)	0.16%	09/12/11	100,000	99,995,111

Chariot Funding, LLC/Ltd.(c)	0.16%	09/13/11	60,000	59,996,800

Chariot Funding, LLC/Ltd.(c)	0.16%	09/16/11	75,000	74,995,000

Chariot Funding, LLC/Ltd.(c)	0.16%	10/11/11	50,000	49,991,111

Chariot Funding, LLC/Ltd.(c)	0.17%	09/26/11	64,000	63,992,444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Multi-Purpose–(continued)

Charta, LLC(c)	0.17%	09/20/11	$50,000	$49,995,514

Charta, LLC(c)	0.18%	09/15/11	70,000	69,995,100

Charta, LLC(c)	0.19%	09/16/11	55,000	54,995,646

Charta, LLC(c)	0.19%	09/19/11	70,000	69,993,350

Ciesco, LLC(c)	0.17%	09/02/11	300,000	299,998,583

CRC Funding LLC(c)	0.17%	09/07/11	250,000	249,992,917

Falcon Asset Securitization Corp.(c)	0.15%	09/07/11	100,000	99,997,500

Falcon Asset Securitization Corp.(c)	0.16%	09/14/11	151,000	150,991,275

Falcon Asset Securitization Corp.(c)	0.17%	09/08/11	75,000	74,997,521

Gemini Securitization Corp., LLC(c)	0.23%	09/06/11	100,000	99,996,805

Gemini Securitization Corp., LLC(c)	0.24%	09/12/11	150,000	149,989,000

Gemini Securitization Corp., LLC(c)	0.24%	09/15/11	49,000	48,995,427

Jupiter Securitization Corp.(c)	0.15%	09/29/11	50,000	49,994,167

Jupiter Securitization Corp.(c)	0.17%	10/05/11	75,000	74,987,958

Jupiter Securitization Corp.(c)	0.20%	09/01/11	100,000	100,000,000

Nieuw Amsterdam Receivables Corp.(b)(c)	0.20%	10/03/11	70,500	70,487,467

Nieuw Amsterdam Receivables Corp.(b)(c)	0.20%	10/12/11	62,000	61,985,878

				2,356,330,527

Asset-Backed Securities–Securities–3.04%
Aspen Funding Corp.(c)	0.23%	10/07/11	95,000	94,978,150

Aspen Funding Corp.(c)	0.27%	09/14/11	50,035	50,030,122

Newport Funding Corp.(c)	0.25%	09/20/11	100,030	100,016,801

Scaldis Capital Ltd./LLC(b)(c)	0.24%	09/06/11	250,000	249,991,667

Solitaire Funding Ltd./LLC(b)(c)	0.20%	09/08/11	100,000	99,996,111

				595,012,851

Asset-Backed Securities–Trade Receivables–1.42%
Market Street Funding LLC(c)	0.18%	10/19/11	55,033	55,019,792

Market Street Funding LLC(c)	0.18%	10/20/11	50,000	49,987,750

Victory Receivables Corp.(b)(c)	0.22%	09/08/11	72,750	72,746,888

Victory Receivables Corp.(b)(c)	0.25%	09/19/11	100,000	99,987,500

				277,741,930

Diversified Banks–1.71%
BNZ International Funding Ltd.(b)(c)	0.22%	10/06/11	125,000	124,973,264

BNZ International Funding Ltd.(b)(c)	0.28%	11/14/11	70,000	69,959,711

Societe Generale North America, Inc.(b)	0.22%	09/02/11	80,000	79,999,511

Societe Generale North America, Inc.(b)	0.22%	09/06/11	60,000	59,998,167

				334,930,653

Life & Health Insurance–1.66%
Metlife Short Term Funding LLC(c)	0.14%	09/01/11	50,000	50,000,000

Metlife Short Term Funding LLC(c)	0.18%	10/13/11	50,000	49,989,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–(continued)

Metlife Short Term Funding LLC(c)	0.20%	09/16/11	$148,000	$147,987,667

Metlife Short Term Funding LLC(c)	0.20%	09/20/11	75,500	75,492,030

				323,469,197

Municipal Commercial Paper–0.06%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(e)	0.33%	09/07/11	11,103	11,103,000

Other Diversified Financial Services–0.77%
Credit Suisse (USA), Inc.(b)	0.19%	10/06/11	150,000	149,972,292

Regional Banks–9.46%
ANZ National (Int’l) Ltd.(b)(c)	0.25%	01/17/12	100,000	99,904,167

ANZ National (Int’l) Ltd.(b)(c)	0.29%	10/07/11	100,000	99,971,000

Banque et Caisse d’Epargne de l’Etat(b)	0.26%	12/15/11	90,000	89,931,750

Banque et Caisse d’Epargne de l’Etat(b)	0.28%	12/29/11	200,000	199,814,889

Banque et Caisse d’Epargne de l’Etat(b)	0.29%	09/09/11	100,000	99,993,555

Commonwealth Bank of Australia(b)(c)	0.23%	12/12/11	132,000	131,915,850

Commonwealth Bank of Australia(b)(c)	0.23%	11/03/11	250,000	249,899,375

Commonwealth Bank of Australia(b)	0.26%	12/16/11	125,000	124,904,431

Commonwealth Bank of Australia(b)(c)	0.34%	01/17/12	113,500	113,352,072

Nordea North America Inc.(b)	0.22%	09/02/11	100,000	99,999,389

Nordea North America Inc.(b)	0.24%	12/07/11	100,000	99,936,680

Nordea North America Inc.(b)	0.27%	09/06/11	88,550	88,546,679

Svenska Handelsbanken, Inc.(b)(c)	0.21%	11/03/11	100,000	99,964,125

Westpac Banking Corp.(b)(c)	0.20%	09/07/11	100,000	99,996,667

Westpac Banking Corp.(b)(c)(d)	0.24%	11/07/11	150,000	150,000,000

				1,848,130,629

Total Commercial Paper (Cost $8,676,882,098)				8,676,882,098

Certificates of Deposit–28.87%
Bank of Nova Scotia(d)	0.24%	11/09/11	150,000	150,000,000

Bank of Nova Scotia	0.25%	01/11/12	150,000	150,000,000

Bank of Nova Scotia	0.30%	02/01/12	100,000	100,000,000

Bank of Nova Scotia(d)	0.32%	09/11/12	100,000	100,000,000

Bank of Nova Scotia	0.35%	02/24/12	80,000	80,000,000

Bank of Nova Scotia(d)	0.50%	03/05/12	79,000	79,093,775

Barclays Bank PLC(d)	0.40%	06/15/12	450,000	450,000,000

BNP Paribas	0.69%	06/01/12	125,000	125,000,000

Canadian Imperial Bank of Commerce	0.20%	09/02/11	100,000	100,000,000

Deutsche Bank AG (Cayman Islands)(b)	0.10%	09/01/11	617,709	617,709,382

Lloyds TSB Bank PLC(d)	0.25%	03/05/12	150,000	150,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.19%	09/08/11	250,000	250,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.29%	10/06/11	200,000	200,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.34%	09/09/11	150,000	150,000,166

National Australia Bank Ltd. (United Kingdom)(b)	0.39%	09/08/11	40,000	39,996,973

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

National Australia Bank Ltd. (United Kingdom)(b)	0.41%	02/15/12	$150,000	$150,006,945

National Bank of Canada	0.34%	02/08/12	100,000	100,000,000

Nederlandse Waterschapsbank N.V.	0.33%	11/30/11	100,000	99,917,570

Nordea Bank Finland PLC	0.24%	11/04/11	100,000	100,000,000

Nordea Bank Finland PLC(d)	0.45%	07/05/12	75,950	76,071,498

Rabobank Nederland(d)	0.27%	10/12/11	100,000	100,000,000

Rabobank Nederland(d)	0.29%	01/10/12	100,000	100,000,000

Rabobank Nederland(d)	0.30%	05/08/12	150,000	150,000,000

Royal Bank of Canada(d)	0.26%	02/16/12	150,000	150,000,000

Royal Bank of Canada(d)	0.26%	10/12/11	175,000	175,000,000

Santander UK PLC(b)(d)(f)	0.30%	—	250,000	250,000,000

Societe Generale(d)	0.56%	11/14/11	100,000	100,000,000

Svenska Handelsbanken A.B.	0.27%	11/16/11	150,000	150,001,582

Svenska Handelsbanken A.B.	0.46%	02/21/12	200,000	200,004,794

Toronto Dominion Bank	0.26%	01/12/12	200,000	200,000,000

Toronto Dominion Bank	0.35%	02/07/12	150,000	150,000,000

Toronto-Dominion Bank(d)	0.23%	05/11/12	100,000	100,000,000

Toronto-Dominion Bank(d)	0.29%	01/12/12	200,000	200,000,000

Toronto-Dominion Bank	0.33%	09/08/11	150,000	150,000,000

Westpac Banking Corp.	0.29%	11/02/11	200,000	200,000,000

Total Certificates of Deposit (Cost $5,642,802,685)				5,642,802,685

Variable Rate Demand Notes–17.61%(g)
Credit Enhanced–17.61%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	06/01/29	1,000	1,000,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(e)	0.29%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.10%	10/01/35	17,450	17,450,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(e)	0.32%	07/01/26	5,905	5,905,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.16%	05/15/37	17,000	17,000,000

Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.14%	05/15/38	7,500	7,500,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.21%	07/15/28	2,825	2,825,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC– Lloyds TSB Bank PLC)(b)(e)	0.12%	07/01/34	21,410	21,410,000

Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	12/01/22	7,060	7,060,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	10/01/33	3,400	3,400,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	12/01/33	24,025	24,025,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/14	4,550	4,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.16%	07/01/32	$8,185	$8,185,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(e)	0.18%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	12/01/28	325	325,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.14%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/29	4,650	4,650,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(e)	0.48%	07/01/30	3,125	3,125,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/39	25,600	25,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.21%	06/01/35	8,335	8,335,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/27	1,950	1,950,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(e)	0.21%	12/01/21	12,385	12,385,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.22%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	10/01/32	23,555	23,555,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	12/01/32	2,645	2,645,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(e)	0.35%	06/01/35	14,775	14,775,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/33	3,175	3,175,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(e)	0.19%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(e)	0.14%	01/01/37	17,000	17,000,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/39	5,000	5,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.14%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	07/01/22	1,600	1,600,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	06/01/20	13,000	13,000,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	11/01/38	3,535	3,535,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/33	9,000	9,000,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	04/01/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.19%	09/01/37	26,435	26,435,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–Royal Bank of Canada)(b)(e)	0.16%	11/15/34	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(e)	0.19%	08/15/30	$16,040	$16,040,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.19%	11/01/28	610	610,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/16	2,000	2,000,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	03/15/23	5,650	5,650,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.17%	01/01/21	8,705	8,705,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.21%	03/01/34	4,730	4,730,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	07/01/25	43,155	43,155,000

Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.28%	08/01/15	1,200	1,200,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	03/01/19	3,165	3,165,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.18%	08/01/39	6,970	6,970,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/01/30	30,075	30,075,000

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(e)	0.24%	06/01/43	6,000	6,000,000

Dearborn (County of), Indiana (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	04/01/36	7,250	7,250,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.16%	06/15/25	7,440	7,440,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	09/01/36	3,745	3,745,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/36	10,100	10,100,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/39	19,280	19,280,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	01/01/26	15,500	15,500,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	01/01/37	28,180	28,180,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	0.19%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(e)	0.38%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/29	18,080	18,080,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	8,500	8,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

District of Columbia;
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.18%	06/01/27	$5,900	$5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	06/01/27	78,553	78,553,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(c)(e)	0.17%	07/01/24	13,060	13,060,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.21%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.20%	07/01/37	4,000	4,000,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.19%	03/01/30	27,470	27,470,000

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/23	4,200	4,200,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	06/01/37	13,695	13,695,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(e)	0.17%	02/01/35	2,525	2,525,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.21%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/31	3,880	3,879,951

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/33	13,530	13,530,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(e)	0.18%	12/01/21	17,700	17,700,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.38%	09/01/41	5,410	5,410,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(e)	0.21%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/23	4,965	4,965,000

Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	03/01/30	10,000	10,000,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(e)	0.17%	06/01/19	12,035	12,035,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.21%	06/01/19	4,470	4,470,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.18%	06/01/27	10,500	10,500,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	11/01/25	4,900	4,900,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.17%	06/01/24	25,000	25,000,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	02/15/42	4,800	4,800,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(e)	0.21%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.24%	08/01/32	7,800	7,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	01/01/38	$3,785	$3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/15/12	15,390	15,390,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(e)	0.21%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(e)	0.16%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Bank of Montreal)(b)(e)	0.16%	11/15/37	18,005	18,005,000

Hillsborough (County of), Florida Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.31%	03/01/25	4,350	4,350,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	10/01/14	4,045	4,045,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	03/01/20	7,800	7,800,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	02/01/40	9,700	9,700,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(e)	0.20%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Harris, N.A.)(c)(e)	0.20%	10/01/17	2,500	2,500,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB of Chicago)	0.21%	06/01/40	4,925	4,925,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.13%	01/01/16	385	385,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)(e)	0.21%	09/01/24	1,300	1,300,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	08/01/28	1,300	1,300,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	08/01/35	5,150	5,150,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	02/15/35	7,565	7,565,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(e)	0.35%	05/01/14	250	250,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	06/01/29	3,200	3,200,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(e)	0.21%	08/15/33	8,555	8,555,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(e)	0.30%	06/01/17	2,445	2,445,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	04/01/39	7,500	7,500,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	04/01/32	17,600	17,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	08/01/15	$1,450	$1,450,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(e)	0.21%	11/01/19	5,200	5,200,000

Illinois (State of) Finance Authority (St. Xavier University);
Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/32	5,785	5,785,000

Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/40	2,930	2,930,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(e)	0.49%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(e)	0.17%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(e)	0.14%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	08/15/25	13,065	13,065,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(e)	0.20%	01/01/29	2,000	2,000,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(e)	0.21%	10/01/33	5,600	5,600,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.23%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–Harris N.A.)(e)	0.18%	06/01/29	5,800	5,800,000

Series 2004, VRD RB (LOC–Harris N.A.)(e)	0.16%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.26%	05/01/42	2,580	2,580,000

Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	04/01/24	1,075	1,075,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/32	5,580	5,580,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	08/01/21	14,020	14,020,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/39	49,960	49,960,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.21%	12/01/32	9,320	9,320,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	11/01/37	5,825	5,825,000

Indiana (State of) Finance Authority (Sycamore School); Series 2004, VRD Educational Facilities RB (LOC–U.S. Bank N.A.)(e)	0.20%	08/01/24	3,220	3,220,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.28%	07/01/28	7,100	7,100,000

Indiana (State of) Health Facility Financing Authority (Rehabilitation Hospital of Indiana Inc.); Series 1990, VRD Hospital ACES RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/01/20	12,700	12,700,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.19%	05/15/38	14,000	14,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)	0.22%	05/01/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	05/01/42	$17,000	$17,000,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.30%	02/01/33	3,900	3,900,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.15%	11/01/32	3,000	3,000,000

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC–Harris N.A.)(e)	0.17%	12/01/38	5,500	5,500,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.23%	11/01/31	8,330	8,330,000

Jackson (County of), Missouri Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/18	1,000	1,000,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	06/01/22	2,150	2,150,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	05/01/33	7,300	7,300,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	12/01/39	11,100	11,100,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.21%	08/02/38	1,850	1,850,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.17%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(e)	0.21%	09/01/28	4,725	4,725,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/26	3,785	3,785,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/14	5,035	5,035,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/27	4,305	4,305,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	12/01/37	1,725	1,725,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	01/01/32	4,425	4,425,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/28	1,870	1,870,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/32	5,170	5,170,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/28	2,095	2,095,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	04/01/35	7,500	7,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System);
Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/41	$34,000	$34,000,000

Series 2008 D, VRD RB (LOC–TD Bank, N.A.)(e)	0.09%	07/01/41	9,450	9,450,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(e)	0.17%	07/01/32	52,935	52,935,000

Massachusetts (State of) Development Finance Agency (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	03/01/15	1,175	1,174,907

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/46	8,700	8,700,000

Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(e)	0.21%	12/01/46	54,800	54,800,000

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.15%	07/01/38	8,600	8,600,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(e)	0.17%	03/01/39	7,200	7,200,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.30%	01/01/44	408	408,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	12/01/26	6,545	6,545,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/30	20,755	20,755,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/30	16,140	16,140,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/38	5,850	5,850,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	10/15/42	24,785	24,785,000

Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.21%	10/01/40	655	655,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	11/15/39	20,200	20,200,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	11/15/39	18,690	18,690,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(e)	0.21%	09/01/40	6,245	6,245,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.19%	01/01/25	3,295	3,295,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.24%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	04/01/37	12,300	12,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(b)(e)	0.18%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.18%	12/01/31	14,570	14,570,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	10/01/33	14,750	14,750,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.20%	07/01/29	3,260	3,260,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.14%	02/01/40	$8,895	$8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/39	6,675	6,675,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.18%	05/01/26	4,450	4,450,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/01/38	46,500	46,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP– FNMA)	0.22%	08/15/31	3,065	3,065,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(c)(e)	0.35%	11/01/27	3,330	3,330,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.17%	07/01/38	12,595	12,595,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/25	9,180	9,180,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facilities RB (LOC–Bank of America, N.A.)(e)	0.18%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.21%	07/15/36	7,575	7,574,629

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	425	424,790

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	12/01/24	3,355	3,355,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	10/01/33	15,275	15,275,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	09/01/37	1,300	1,300,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	07/01/38	3,695	3,695,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	06/15/32	41,000	41,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(e)	0.16%	11/01/36	9,725	9,725,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.20%	04/01/32	7,040	7,040,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	08/01/36	1,925	1,925,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	07/01/34	9,005	9,005,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/27	3,065	3,065,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

North Carolina (State of) Capital Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	08/01/14	$2,185	$2,185,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(e)	0.18%	01/01/19	7,855	7,855,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/29	2,255	2,255,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.29%	11/01/26	8,340	8,340,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/17	8,090	8,090,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.32%	06/01/31	7,765	7,765,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(e)	0.17%	11/01/33	3,945	3,945,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	09/01/34	28,575	28,575,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	12/01/27	4,610	4,610,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	12/01/31	28,070	28,070,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.18%	11/01/30	8,365	8,365,000

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(e)	0.21%	09/01/36	3,815	3,815,000

Olathe (City of), Kansas (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/18	2,235	2,235,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(e)	0.38%	07/01/16	7,210	7,210,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	08/01/34	72,000	72,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.24%	10/15/38	4,000	4,000,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(e)	0.19%	07/01/32	17,135	17,135,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/21	7,475	7,475,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/30	4,600	4,600,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(e)	0.22%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.21%	05/01/20	2,650	2,650,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	11/01/34	5,100	5,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	02/01/34	$6,960	$6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(e)	0.17%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	10/01/29	4,300	4,300,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.23%	07/01/27	18,645	18,645,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.19%	12/01/24	5,235	5,235,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.19%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.17%	07/01/26	3,400	3,400,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	06/01/39	1,085	1,085,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	11/01/27	16,020	16,020,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.22%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(e)	0.21%	12/01/31	5,400	5,400,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(e)	0.19%	05/01/19	2,095	2,095,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.17%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	07/01/36	6,555	6,555,000

South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	12/01/22	2,000	2,000,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.18%	11/15/35	2,565	2,564,951

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	11/01/32	34,640	34,640,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/28	9,710	9,710,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	03/01/28	6,502	6,502,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	01/01/33	9,265	9,265,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(e)	0.03%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	06/01/38	9,700	9,700,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(c)(e)	0.28%	10/01/21	3,300	3,300,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.14%	11/15/43	11,905	11,905,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/40	$5,150	$5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.22%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.35%	03/01/29	3,000	3,000,000

Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.16%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.20%	03/01/29	1,070	1,070,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/33	11,000	11,000,000

Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(e)	0.41%	03/01/42	1,530	1,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(e)	0.15%	11/15/50	3,500	3,500,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.17%	07/01/47	20,100	20,100,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(e)	0.32%	05/01/42	13,690	13,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	07/01/33	18,205	18,205,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.22%	07/01/41	13,125	13,125,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	01/15/22	5,000	5,000,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(c)(e)	0.21%	07/01/26	38,085	38,085,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.12%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.15%	09/01/38	16,100	16,100,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.17%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.45%	10/01/24	2,780	2,780,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	750	750,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(e)	0.20%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.16%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	10/01/30	20,200	20,200,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.20%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.20%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	07/01/44	8,000	8,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.21%	09/01/38	$2,000	$2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.20%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(e)	0.20%	10/01/19	3,100	3,100,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.23%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/43	28,000	28,000,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.20%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.21%	04/01/34	4,790	4,790,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.21%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(e)	0.21%	04/01/22	7,770	7,770,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	12/01/24	7,715	7,715,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.20%	12/01/38	5,265	5,265,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	08/15/34	44,400	44,400,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	06/01/37	6,685	6,685,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	04/01/35	9,900	9,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	06/01/39	9,605	9,605,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/36	10,700	10,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	01/15/36	33,265	33,265,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.12%	12/01/26	5,485	5,485,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.12%	08/01/30	5,900	5,900,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	05/01/30	19,300	19,300,000

Total Variable Rate Demand Notes (Cost $3,441,162,228)				3,441,162,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Bonds & Notes–5.48%
ANZ National (Int’l) Ltd. Sr. Unsec. Gtd. MTN(b)(c)(d)	0.95%	09/23/11	$140,000	$140,055,672

ING Bank N.V. Sr. Unsec. Notes(b)(c)(d)	1.07%	02/09/12	75,000	75,261,200

JPMorgan Chase Bank N.A. Sr. Unsec. Notes(d)	0.28%	09/07/12	200,000	200,000,000

Lloyds TSB Bank PLC Sr. Unsec. Euro MTN(b)(d)	0.90%	12/02/11	105,000	105,166,158

Rabobank Nederland Sr. Unsec. Notes(b)(c)(d)	0.43%	09/14/12	50,000	50,000,000

Royal Bank of Canada Sr. Unsec. Notes(b)(c)(d)	0.30%	08/31/12	200,000	200,000,000

Svenska Handelsbanken A.B. Notes(c)(d)	0.29%	09/07/12	150,000	150,000,000

Westpac Banking Corp. Sr. Unsec. Notes(b)(c)(d)	0.29%	09/06/12	150,000	150,000,000

Total Other Bonds & Notes (Cost $1,070,483,030)				1,070,483,030

TOTAL INVESTMENTS (excluding Repurchase Agreements)–96.36% (Cost $18,831,330,041)				18,831,330,041

			Repurchase
			Amount
Repurchase Agreements–4.01%(h)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by U.S. Treasury obligations valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	166,633,027	$166,632,842

Deutsche Bank Securities Inc., Joint agreement dated 08/31/11, maturing value of $1,000,045,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,190; 0%-11.25%, 10/20/11-02/15/40)	0.05%	09/01/11	500,000,694	500,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/11, aggregate maturing value of $500,000,972 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 3.42%-5.50%, 08/01/18-08/15/46)	0.07%	09/01/11	17,187,253	17,187,220

Wells Fargo Securities, LLC, Term agreement dated 08/17/11, maturing value $100,027,556 (collateralized by Corporate obligations valued at $105,000,001; 0%-4.80%, 09/15/11-02/10/51)	0.31%	09/19/11	100,027,556	100,000,000

Total Repurchase Agreements (Cost $783,820,062)				783,820,062

TOTAL INVESTMENTS(i)(j)–100.37% (Cost $19,615,150,103)				19,615,150,103

OTHER ASSETS LESS LIABILITIES–(0.37)%				(72,370,309)

NET ASSETS–100.00%				$19,542,779,794

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
MTN	– Medium-Term Notes
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Australia: 8.0%; United Kingdom: 7.2%; Netherlands: 5.7%; other countries less than 5% each: 16.0%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $8,257,331,002, which represented 42.25% of the Trust’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(h)	Principal amount equals value at period end. See Note 1J.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Australia Bank Ltd.	5.0%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–72.34%(a)
Asset-Backed Securities–Commercial Loans/Leases–3.53%
Atlantis One Funding Corp.(b)(c)	0.15%	09/02/11	$100,000	$99,999,583

Asset-Backed Securities–Consumer Receivables–24.89%
Amsterdam Funding Corp.(b)	0.20%	09/14/11	45,000	44,996,750

Amsterdam Funding Corp.(b)	0.23%	10/06/11	50,000	49,988,819

Amsterdam Funding Corp.(b)	0.27%	10/12/11	40,000	39,987,700

Barton Capital LLC(b)	0.42%	09/22/11	100,000	99,975,500

Bryant Park Funding LLC(b)	0.21%	09/06/11	129,000	128,996,238

Salisbury Receivables Co. LLC(b)	0.25%	10/26/11	50,000	49,980,903

Sheffield Receivables Corp.(b)	0.20%	10/05/11	54,000	53,989,800

Thames Asset Global Securitization No. 1, Inc.(b)(c)	0.25%	09/19/11	66,708	66,699,661

Thunder Bay Funding, LLC(b)	0.20%	09/01/11	121,000	121,000,000

Windmill Funding Corp.(b)	0.20%	09/01/11	50,000	50,000,000

				705,615,371

Asset-Backed Securities–Fully Supported Bank–14.40%
Crown Point Capital Co., LLC–Series A, (Multi-CEP’S-Liberty Hampshire Co., LLC; agent)(b)(c)	0.28%	09/02/11	30,000	29,999,767

Fairyway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)	0.14%	09/20/11	25,000	24,998,153

Gotham Funding Corp.; (CEP–The Bank of Tokyo-Mitsubishi UFJ, Ltd.)(b)(c)	0.23%	09/21/11	100,000	99,987,222

Gotham Funding Corp.; (CEP–The Bank of Tokyo-Mitsubishi UFJ, Ltd.)(b)(c)	0.23%	09/27/11	23,113	23,109,161

Govco LLC (CEP–Citibank N.A.)(b)	0.17%	09/20/11	100,000	99,991,028

Liberty Street Funding LLC; (CEP–Bank of Nova Scotia)(b)(c)	0.15%	09/07/11	55,000	54,998,625

Liberty Street Funding LLC; (CEP–Bank of Nova Scotia)(b)(c)	0.15%	09/16/11	75,000	74,995,312

				408,079,268

Asset-Backed Securities–Multi-Purpose–18.84%
Chariot Funding, LLC/Ltd.(b)	0.16%	09/26/11	59,200	59,193,422

Charta, LLC(b)	0.17%	09/26/11	25,000	24,997,048

Ciesco, LLC(b)	0.18%	09/12/11	35,000	34,998,075

Falcon Asset Securitization Corp.(b)	0.16%	09/29/11	70,000	69,991,289

Gemini Securitization Corp., LLC(b)	0.22%	09/07/11	65,000	64,997,617

Gemini Securitization Corp., LLC(b)	0.24%	09/12/11	40,000	39,997,067

Jupiter Securitization Corp.(b)	0.14%	09/12/11	40,000	39,998,289

Jupiter Securitization Corp.(b)	0.14%	10/04/11	75,000	74,990,375

Mont Blanc Capital Corp.(b)(c)	0.30%	09/22/11	50,000	49,991,250

Nieuw Amsterdam Receivables Corp.(b)(c)	0.23%	10/03/11	75,000	74,984,667

				534,139,099

Asset-Backed Securities–Securities–4.41%
Aspen Funding Corp.(b)	0.27%	09/14/11	75,000	74,992,688

Newport Funding Corp.(b)	0.25%	09/21/11	50,015	50,008,053

				125,000,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–4.76%
Metlife Short Term Funding LLC(b)	0.16%	09/08/11	$25,000	$24,999,222

Metlife Short Term Funding LLC(b)	0.19%	10/13/11	60,000	59,986,700

Metlife Short Term Funding LLC(b)	0.20%	09/15/11	50,000	49,996,111

				134,982,033

Regional Banks–1.51%
Banque et Caisse d’Epargne de l’Etat(c)	0.29%	09/09/11	42,750	42,747,245

Total Commercial Paper (Cost $2,050,563,340)				2,050,563,340

Variable Rate Demand Notes–18.54%(d)
Credit Enhanced–18.54%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.14%	05/15/38	3,825	3,825,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.21%	10/01/25	4,785	4,785,000

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC– Bank of New York Mellon)(e)	0.17%	12/15/18	7,400	7,400,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	12/01/28	5,200	5,200,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.22%	12/15/34	3,355	3,355,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/29	5,900	5,900,000

Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	02/01/31	6,585	6,585,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	03/01/29	5,870	5,870,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/40	870	870,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.14%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.14%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/39	7,000	7,000,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society);
Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.18%	06/01/37	5,000	5,000,000

Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.18%	06/01/15	4,895	4,895,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.21%	03/01/34	2,600	2,600,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	31,500	31,500,000

Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	10/01/32	6,640	6,640,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.20%	12/01/28	6,260	6,260,000

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(c)(e)	0.15%	01/01/18	3,970	3,970,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.21%	03/01/30	1,800	1,800,000

Hazleton (City of), Pennsylvania Industrial Development Authority (MMI Preparatory School); Series 1999, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.21%	10/01/24	3,240	3,240,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	04/01/24	$4,070	$4,070,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.16%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	08/15/25	7,900	7,900,000

Illinois (State of) Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(b)(e)	0.38%	07/01/41	8,000	8,000,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	02/01/39	3,700	3,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.15%	11/01/32	1,500	1,500,000

Jackson Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.23%	11/01/31	6,100	6,100,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	06/01/22	3,550	3,550,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.18%	07/15/33	3,830	3,830,000

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(e)	0.28%	12/01/19	4,320	4,320,000

Manatee (County of), Florida (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/25	4,000	4,000,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/33	5,130	5,130,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(e)	0.20%	04/01/28	5,275	5,275,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.15%	10/01/38	7,080	7,080,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	06/01/37	14,946	14,946,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/38	21,080	21,080,000

Michigan (State of) Strategic Fund (Consumers Energy Co.) Series 2008, Ref. VRD Limited Obligation RB (LOC–Bank of Nova Scotia)(c)(e)	0.13%	04/15/18	5,700	5,700,000

Mississippi (State of) Development Bank (Harrison County); Series 2008 A-1, Ref. VRD Special GO Bonds (LOC–Bank of America, N.A.)(e)	0.28%	10/01/17	500	500,000

Mississippi Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.18%	12/01/31	27,270	27,270,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/35	5,735	5,735,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.18%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(e)	0.17%	07/01/38	15,195	15,195,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP– FHLMC)	0.22%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	01/01/24	34,500	34,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(e)	0.18%	04/01/32	$5,800	$5,800,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.20%	04/01/32	5,755	5,755,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.24%	09/01/27	3,885	3,885,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/23	6,640	6,640,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	12/01/37	1,000	1,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.24%	10/15/38	1,600	1,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.21%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	03/01/19	2,885	2,885,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(e)	0.17%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(e)	0.20%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	11/01/25	3,400	3,400,000

San Antonio (City of) Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	12/01/27	100	100,000

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	12/01/22	5,100	5,100,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(c)(e)	0.36%	12/01/30	200	200,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.22%	04/15/27	5,600	5,600,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–TD Bank, N.A.)(e)	0.17%	11/15/23	10,270	10,270,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	06/01/30	4,400	4,400,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.13%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(e)	0.18%	06/01/35	5,810	5,810,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.22%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	03/01/36	6,380	6,380,000

Total Variable Rate Demand Notes (Cost $525,326,000)				525,326,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.88% (Cost $2,575,889,340)				2,575,889,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–14.38%(f)
Wells Fargo Securities, LLC, Joint agreement dated 08/31/11, aggregate maturing value of $500,000,972 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 3.42%-5.50%, 08/01/18-08/15/46) (Cost $407,580,232)	0.07%	09/01/11	$407,581,025	$407,580,232

TOTAL INVESTMENTS(g)(h)–105.26% (Cost $2,983,469,572)				2,983,469,572

OTHER ASSETS LESS LIABILITIES–(5.26)%				(148,957,618)

NET ASSETS–100.00%				2,834,511,954

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $2,023,841,095, which represented 71.40% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 7.9%; Canada: 6.1%; other countries less than 5% each: 10.7%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Also represents cost for federal income tax purposes.
(h)	Entities may either issue, guaranteed, backed or otherwise enhanced the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater then 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–34.98%
U.S. Treasury Bills–25.10%(a)
U.S. Treasury Bills	0.09%	09/01/11	$150,000	$150,000,000

U.S. Treasury Bills	0.16%	09/01/11	250,000	250,000,000

U.S. Treasury Bills	0.04%	09/08/11	195,000	194,998,483

U.S. Treasury Bills	0.11%	09/22/11	150,000	149,990,375

U.S. Treasury Bills	0.17%	09/22/11	200,000	199,980,750

U.S. Treasury Bills	0.13%	09/29/11	150,000	149,984,833

U.S. Treasury Bills	0.17%	09/29/11	200,000	199,973,167

U.S. Treasury Bills	0.18%	10/06/11	173,000	172,970,145

U.S. Treasury Bills	0.12%	10/13/11	150,000	149,978,825

U.S. Treasury Bills	0.06%	10/27/11	175,000	174,985,028

U.S. Treasury Bills	0.07%	10/27/11	100,000	99,989,578

U.S. Treasury Bills	0.07%	10/27/11	100,000	99,989,422

U.S. Treasury Bills	0.06%	01/12/12	150,000	149,963,979

U.S. Treasury Bills	0.27%	01/12/12	150,000	149,849,267

U.S. Treasury Bills	0.06%	01/19/12	150,000	149,964,417

U.S. Treasury Bills	0.07%	01/19/12	200,000	199,945,556

U.S. Treasury Bills	0.11%	01/19/12	150,000	149,937,583

U.S. Treasury Bills	0.08%	01/26/12	150,000	149,947,938

U.S. Treasury Bills	0.10%	01/26/12	100,000	99,959,983

U.S. Treasury Bills	0.11%	01/26/12	150,000	149,932,625

U.S. Treasury Bills	0.13%	02/02/12	150,000	149,916,583

U.S. Treasury Bills	0.07%	02/09/12	195,000	194,938,954

U.S. Treasury Bills	0.08%	02/16/12	100,000	99,963,833

U.S. Treasury Bills	0.08%	02/16/12	100,000	99,962,667

				3,737,123,991

U.S. Treasury Notes–9.88%
U.S. Treasury Notes	1.00%	09/30/11	145,000	145,106,868

U.S. Treasury Notes	4.50%	09/30/11	100,000	100,349,869

U.S. Treasury Notes	1.00%	10/31/11	200,000	200,294,677

U.S. Treasury Notes	4.63%	10/31/11	125,000	125,925,311

U.S. Treasury Notes	0.75%	11/30/11	200,000	200,338,132

U.S. Treasury Notes	0.88%	01/31/12	303,000	303,968,418

U.S. Treasury Notes	1.38%	02/15/12	150,000	150,870,679

U.S. Treasury Notes	0.88%	02/29/12	243,000	243,919,971

				1,470,773,925

Total U.S. Treasury Securities (Cost $5,207,897,916)				5,207,897,916

TOTAL INVESTMENTS (excluding Repurchase Agreements)–34.98% (Cost $5,207,897,916)				5,207,897,916

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–64.99%(b)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by a U.S. Treasury obligation valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	$27,140,042	$27,140,012

Barclays Capital Inc., Term agreement dated 07/13/11, maturing value of $800,121,333 (collateralized by U.S. Treasury obligations valued at $821,071,373; 1.25%-3.88%, 04/15/12-04/15/29)(c)	0.06%	10/12/11	800,121,333	800,000,000

Barclays Capital Inc., Term agreement dated 08/02/11, maturing value of $500,094,722 (collateralized by U.S. Treasury obligations valued at $510,000,008; 1.38%-3.38%, 04/15/12-04/15/32)(c)	0.11%	10/03/11	500,094,722	500,000,000

Barclays Capital Inc., Term agreement dated 08/15/11, maturing value of $600,073,500 (collateralized by U.S. Treasury obligations valued at $612,446,189; 1.38%-4.75%, 04/15/12-02/15/37)(c)	0.07%	10/17/11	600,073,500	600,000,000

BMO Capital Markets Corp., Agreement dated 08/31/11, maturing value $250,000,278 (collateralized by U.S. Treasury obligations valued at $255,000,070; 0%-7.63%, 10/20/11-02/15/25)	0.04%	09/01/11	250,000,278	250,000,000

BNP Paribas Securities Corp., Agreement dated 08/31/11, maturing value $950,001,056 (collateralized by U.S. Treasury obligations valued at $969,000,039; 0.13%-2.75%, 02/28/13-01/31/15)	0.04%	09/01/11	950,001,056	950,000,000

BNP Paribas Securities Corp., Term agreement dated 07/21/11, maturing value $700,071,167 (collateralized by U.S. Treasury obligations valued at $714,000,016; 0%-8.50%, 10/31/11-08/15/40)(c)	0.06%	09/20/11	700,071,167	700,000,000

BNP Paribas Securities Corp., Term agreement dated 08/15/11, maturing value $600,036,167 (collateralized by U.S. Treasury obligations valued at $612,000,093; 0.50%-3.38%, 01/15/12-01/15/28)(c)	0.07%	09/15/11	600,036,167	600,000,000

CIBC World Markets Corp., Agreement dated 08/31/11, maturing value of $100,000,139 (collateralized by U.S. Treasury obligations valued at $102,003,714; 0.38%-4.38%, 10/31/12-08/15/41)	0.05%	09/01/11	100,000,139	100,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 08/31/11, maturing value of $250,000,347 (collateralized by U.S. Treasury obligations valued at $255,002,058; 0%-11.25%, 02/15/15-08/15/40)	0.05%	09/01/11	250,000,347	250,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 08/05/11, maturing value of $500,041,667 (collateralized by U.S. Treasury obligations valued at $510,003,084; 0%, 08/15/14-05/15/37)	0.05%	10/04/11	500,041,667	500,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 07/12/11, aggregate maturing value of $1,000,045,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,190; 0%-11.25%, 10/20/11-02/15/40)(c)	0.05%	09/15/11	500,045,139	500,000,000

Deutsche Bank Securities Inc., Term agreement dated 07/05/11, maturing value of $700,073,500 (collateralized by U.S. Treasury obligations valued at $714,000,038; 0%-9.25%, 09/15/11-08/15/41)(c)	0.06%	09/01/11	700,073,500	700,000,000

HSBC Securities (USA) Inc., Agreement dated 08/31/11, maturing value $500,000,694 (collateralized by U.S. Treasury obligations valued at $510,002,252; 0.13%-2.50%, 04/15/16-07/15/21)	0.05%	09/01/11	500,000,694	500,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 08/31/11, maturing value $200,000,222 (collateralized by U.S. Treasury obligations valued at $204,000,021; 2.00%, 11/30/13)	0.04%	09/01/11	200,000,222	200,000,000

Morgan Stanley, Agreement dated 08/31/11, maturing value $200,000,222 (collateralized by U.S. Treasury obligations valued at $204,000,091; 0%-3.13%, 01/19/12-08/31/13)	0.04%	09/01/11	200,000,222	200,000,000

RBS Securities Inc., Agreement dated 08/31/11, maturing value $500,000,694 (collateralized by U.S. Treasury obligations valued at $510,004,587; 0.63%-3.00%, 07/15/12-01/15/21)	0.05%	09/01/11	500,000,694	500,000,000

RBS Securities Inc., Term agreement dated 08/15/11, maturing value $300,025,000 (collateralized by U.S. Treasury obligations valued at $306,003,544; 0.13%-0.50%, 04/15/15-04/15/16)(c)	0.05%	10/14/11	300,025,000	300,000,000

Societe Generale, Agreement dated 08/31/11, maturing value of $1,250,001,736 (collateralized by U.S. Treasury obligations valued at $1,275,000,063; 0%-7.88%, 10/20/11-08/15/41)	0.05%	09/01/11	1,250,001,736	1,250,000,000

Wells Fargo Securities, LLC, Agreement dated 08/31/11, maturing value $250,000,278 (collateralized by U.S. Treasury obligations valued at $255,000,705; 0%-11.25%, 09/01/11-02/15/41)	0.04%	09/01/11	250,000,278	250,000,000

Total Repurchase Agreements (Cost $9,677,140,012)				9,677,140,012

TOTAL INVESTMENTS(d)–99.97% (Cost $14,885,037,928)				14,885,037,928

OTHER ASSETS LESS LIABILITIES–0.03%				4,158,105

NET ASSETS–100.00%				$14,889,196,033

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1J.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–56.87%
Federal Farm Credit Bank (FFCB)–5.56%
Bonds(a)	0.13%	09/20/11	$40,000	$39,999,789

Bonds(a)	0.12%	12/16/11	75,000	74,999,456

Bonds(a)	0.21%	07/19/12	80,000	80,000,000

Bonds(a)	0.18%	08/08/12	52,920	52,909,961

Bonds(a)	0.19%	08/15/12	80,000	79,992,372

Bonds(a)	0.23%	08/17/12	80,000	79,976,646

Disc. Notes(b)	0.09%	11/08/11	25,000	24,995,750

Disc. Notes(b)	0.09%	11/09/11	25,000	24,995,688

Disc. Notes(b)	0.28%	11/17/11	75,000	74,954,281

				532,823,943

Federal Home Loan Bank (FHLB)–23.71%
Unsec. Bonds(a)	0.13%	09/09/11	50,000	49,999,448

Unsec. Bonds(a)	0.30%	09/13/11	25,000	25,000,000

Unsec. Bonds(a)	0.17%	09/23/11	85,000	84,998,971

Unsec. Bonds	0.10%	01/11/12	75,000	74,993,544

Unsec. Bonds	0.14%	01/17/12	45,000	44,994,408

Unsec. Bonds	0.10%	01/18/12	75,000	74,990,689

Unsec. Bonds	0.10%	01/19/12	151,000	150,980,393

Unsec. Bonds(a)	0.29%	01/20/12	80,000	79,996,916

Unsec. Bonds	0.13%	01/23/12	71,000	71,002,055

Unsec. Bonds	0.12%	02/13/12	130,000	129,980,793

Unsec. Bonds	0.13%	02/13/12	65,000	64,994,513

Unsec. Bonds	0.12%	02/15/12	140,000	139,980,368

Unsec. Bonds	0.12%	02/23/12	75,000	74,984,478

Unsec. Bonds	0.12%	02/27/12	75,000	74,981,939

Unsec. Bonds	0.12%	02/27/12	80,000	79,982,000

Unsec. Bonds(a)	0.14%	07/13/12	95,000	94,995,899

Unsec. Bonds(a)	0.15%	07/13/12	60,000	60,000,000

Unsec. Bonds(a)	0.14%	07/19/12	80,000	80,000,000

Unsec. Disc. Notes(b)	0.00%	09/01/11	23,424	23,424,063

Unsec. Disc. Notes(b)	0.11%	09/14/11	50,000	49,998,014

Unsec. Disc. Notes(b)	0.09%	09/15/11	100,000	99,996,500

Unsec. Disc. Notes(b)	0.09%	10/24/11	50,000	49,993,375

Unsec. Disc. Notes(b)	0.13%	11/02/11	56,000	55,987,462

Unsec. Disc. Notes(b)	0.15%	05/15/12	50,000	49,946,458

Unsec. Disc. Notes(b)	0.16%	06/15/12	40,000	39,948,800

Unsec. Global Bonds	0.17%	09/16/11	110,000	109,998,686

Unsec. Global Bonds	0.26%	11/17/11	50,455	50,469,377

Unsec. Global Bonds	0.09%	01/23/12	50,000	49,993,646

Unsec. Global Bonds	0.12%	02/24/12	80,000	79,981,314

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Global Bonds(a)	0.13%	07/19/12	$75,000	$74,990,103

Unsec. Global Bonds	0.26%	08/28/12	80,000	80,000,000

				2,271,584,212

Federal Home Loan Mortgage Corp. (FHLMC)–12.34%
Sr. Unsec Global Notes	5.50%	09/15/11	90,000	90,184,243

Unsec. Disc. Notes(b)	0.10%	09/01/11	25,000	25,000,000

Unsec. Disc. Notes(b)	0.17%	09/20/11	50,000	49,995,514

Unsec. Disc. Notes(b)	0.09%	09/27/11	50,000	49,996,750

Unsec. Disc. Notes(b)	0.12%	09/27/11	30,000	29,997,400

Unsec. Disc. Notes(b)	0.16%	10/03/11	55,000	54,992,178

Unsec. Disc. Notes(b)	0.10%	10/04/11	31,000	30,997,158

Unsec. Disc. Notes(b)	0.17%	10/04/11	100,000	99,984,417

Unsec. Disc. Notes(b)	0.10%	10/06/11	100,000	99,990,278

Unsec. Disc. Notes(b)	0.10%	10/12/11	50,000	49,994,305

Unsec. Disc. Notes(b)	0.11%	10/18/11	35,000	34,994,974

Unsec. Disc. Notes(b)	0.20%	10/18/11	60,000	59,984,725

Unsec. Disc. Notes(b)	0.20%	10/19/11	50,000	49,986,667

Unsec. Disc. Notes(b)	0.13%	10/31/11	40,000	39,991,333

Unsec. Disc. Notes(b)	0.10%	11/07/11	50,000	49,990,694

Unsec. Disc. Notes(b)	0.11%	11/08/11	50,000	49,989,611

Unsec. Disc. Notes(b)	0.13%	11/21/11	50,000	49,985,375

Unsec. Disc. Notes(b)	0.13%	02/06/12	50,000	49,971,472

Unsec. Disc. Notes(b)	0.14%	02/06/12	40,000	39,975,422

Unsec. Disc. Notes(b)	0.13%	03/01/12	50,000	49,967,139

Unsec. Disc. Notes(b)	0.15%	03/20/12	50,000	49,958,125

Unsec. Global Notes(a)	0.07%	11/09/11	50,000	49,993,216

Unsec. MTN(a)	0.19%	09/26/11	26,000	26,000,367

				1,181,921,363

Federal National Mortgage Association (FNMA)–14.01%
Unsec. Disc. Notes(b)	0.11%	09/01/11	75,000	75,000,000

Unsec. Disc. Notes(b)	0.16%	09/01/11	50,000	50,000,000

Unsec. Disc. Notes(b)	0.11%	09/06/11	75,000	74,998,854

Unsec. Disc. Notes(b)	0.12%	09/13/11	75,000	74,997,000

Unsec. Disc. Notes(b)	0.18%	09/21/11	55,400	55,394,383

Unsec. Disc. Notes(b)	0.11%	11/01/11	60,000	59,988,817

Unsec. Disc. Notes(b)	0.10%	11/09/11	49,500	49,490,513

Unsec. Disc. Notes(b)	0.11%	11/09/11	47,000	46,990,091

Unsec. Disc. Notes(b)	0.11%	11/10/11	60,000	59,987,167

Unsec. Disc. Notes(b)	0.11%	11/15/11	50,000	49,988,542

Unsec. Disc. Notes(b)	0.12%	11/16/11	88,830	88,807,496

Unsec. Disc. Notes(b)	0.07%	01/04/12	65,000	64,984,201

Unsec. Disc. Notes(b)	0.14%	01/09/12	45,000	44,977,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal National Mortgage Association (FNMA)–(continued)

Unsec. Disc. Notes(b)	0.13%	01/11/12	$62,000	$61,970,447

Unsec. Disc. Notes(b)	0.12%	01/17/12	75,000	74,965,500

Unsec. Disc. Notes(b)	0.16%	01/18/12	85,000	84,947,489

Unsec. Disc. Notes(b)	0.13%	02/08/12	65,000	64,962,444

Unsec. Disc. Notes(b)	0.14%	02/16/12	65,000	64,957,533

Unsec. Disc. Notes(b)	0.14%	02/17/12	65,000	64,957,281

Unsec. Disc. Notes(b)	0.15%	03/01/12	50,000	49,962,083

Unsec. Global Notes(a)	0.21%	07/26/12	80,000	80,014,795

				1,342,341,886

Tennessee Valley Authority (TVA)–1.25%
Tennessee Valley Authority Disc. Notes	0.20%	09/22/11	120,000	119,986,000

Total U.S. Government Sponsored Agency Securities (Cost $5,448,657,404)				5,448,657,404

U.S. Treasury Securities–1.56%(b)
U.S. Treasury Bills	0.17%	09/22/11	75,000	74,992,672

U.S. Treasury Bills	0.28%	01/12/12	75,000	74,923,802

Total U.S. Treasury Securities (Cost $149,916,474)				149,916,474

TOTAL INVESTMENTS (excluding Repurchase Agreements) (Cost $5,598,573,878)				5,598,573,878

			Repurchase
			Amount
Repurchase Agreements–41.55%(c)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $203,992,668 (collateralized by U.S. Government sponsored agency obligations valued at $208,072,603; 0%, 04/15/18-04/15/30)	0.05%	09/01/11	128,992,564	128,992,385

Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by a U.S. Treasury obligation valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	52,174,801	52,174,743

BMO Capital Markets Corp., Agreement dated 08/31/11, maturing value $200,000,278 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,000,084; 0%-5.25%, 12/31/11-04/25/31)	0.05%	09/01/11	200,000,278	200,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/11, aggregate maturing value $1,000,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $1,020,000,185; 0%-5.25%, 11/02/11-12/11/20)	0.05%	09/01/11	950,001,320	950,000,000

BNP Paribas Securities Corp., Term agreement dated 07/21/11, maturing value $300,035,583 (collateralized by U.S. Government sponsored agency obligations valued at $306,004,343; 0%-10.35%, 10/06/11-09/15/39)(d)	0.07%	09/20/11	300,035,583	300,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/11, aggregate maturing value of $100,000,167 (collateralized by U.S. Government sponsored agency obligations valued at $104,095,707; 0%-8.63%, 09/13/13-09/15/60)	0.06%	09/01/11	40,000,067	40,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/11, aggregate maturing value $350,000,583 (collateralized by U.S. Government sponsored agency obligations valued at $357,002,309; 0.16%-1.88%, 12/30/11-06/21/13)	0.06%	09/01/11	290,000,483	290,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 07/05/11, aggregate maturing value $325,039,813 (collateralized by U.S. Government sponsored agency obligations valued at $331,502,202; 0%-9.80%, 09/07/11-04/01/56)(d)	0.07%	09/06/11	275,033,688	275,000,000

Goldman, Sachs & Co., Joint agreement dated 08/31/11, aggregate maturing value $500,000,694 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,829; 0%-6.63%, 01/17/12-12/30/30)	0.05%	09/01/11	440,000,611	440,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 08/31/11, aggregate maturing value $250,000,278 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,893; 0%-4.63%, 02/27/12-05/04/37)	0.04%	09/01/11	190,000,211	190,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

RBS Securities Inc., Joint agreement dated 08/31/11, aggregate maturing value $500,000,833 (collateralized by U.S. Government sponsored agency obligations valued at $510,003,285; 0%-9.38%, 10/15/11-09/15/39)	0.06%	09/01/11	$440,000,733	$440,000,000

Societe Generale, Joint agreement dated 08/31/11, aggregate maturing value $750,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,405; 0%-5.88%, 11/04/11-04/01/56)	0.06%	09/01/11	675,001,125	675,000,000

Total Repurchase Agreements (Cost $3,981,167,128)				3,981,167,128

TOTAL INVESTMENTS(e)–99.98% (Cost $9,579,741,006)				9,579,741,006

OTHER ASSETS LESS LIABILITIES–0.02%				1,923,085

NET ASSETS–100.00%				$9,581,664,091

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Sr.	– Senior
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–89.56%
Federal Farm Credit Bank (FFCB)–13.56%
Bonds(a)	0.13%	09/20/11	$5,600	$5,599,970

Bonds(a)	0.32%	02/13/12	5,000	5,003,182

Bonds(a)	0.21%	07/19/12	5,000	5,000,000

Bonds(a)	0.22%	08/03/12	20,000	19,999,065

Bonds(a)	0.19%	08/15/12	5,000	4,999,523

Disc. Notes(b)	0.16%	09/21/11	15,000	14,998,667

Disc. Notes(b)	0.01%	09/26/11	10,000	9,999,931

Disc. Notes(b)	0.29%	11/17/11	7,169	7,164,630

				72,764,968

Federal Home Loan Bank (FHLB)–72.28%
Unsec. Bonds(a)	0.13%	09/09/11	8,100	8,099,911

Unsec. Bonds(a)	0.30%	09/13/11	5,000	5,000,000

Unsec. Bonds(a)	0.17%	09/23/11	5,000	4,999,939

Unsec. Bonds(a)	0.28%	10/20/11	5,000	5,000,000

Unsec. Bonds	0.10%	01/11/12	5,000	4,999,321

Unsec. Bonds	0.10%	01/19/12	10,000	9,998,618

Unsec. Bonds(a)	0.29%	01/20/12	5,000	4,999,807

Unsec. Bonds	0.13%	01/23/12	5,000	5,000,145

Unsec. Bonds	0.12%	02/23/12	5,000	4,998,965

Unsec. Bonds(a)	0.14%	07/13/12	10,000	9,999,568

Unsec. Bonds(a)	0.14%	07/19/12	5,000	5,000,000

Unsec. Disc. Notes(b)	0.00%	09/01/11	126,576	126,575,937

Unsec. Disc. Notes(b)	0.09%	09/06/11	10,000	9,999,875

Unsec. Disc. Notes(b)	0.05%	09/07/11	15,000	14,999,875

Unsec. Disc. Notes(b)	0.04%	10/07/11	10,000	9,999,600

Unsec. Disc. Notes(b)	0.07%	10/07/11	10,000	9,999,300

Unsec. Disc. Notes(b)	0.13%	10/07/11	8,000	7,998,960

Unsec. Disc. Notes(b)	0.14%	10/14/11	15,000	14,997,492

Unsec. Disc. Notes(b)	0.18%	10/26/11	7,500	7,497,938

Unsec. Disc. Notes(b)	0.10%	11/16/11	10,000	9,997,889

Unsec. Disc. Notes(b)	0.10%	11/25/11	10,000	9,997,639

Unsec. Disc. Notes(b)	0.07%	12/15/11	5,000	4,998,979

Unsec. Disc. Notes(b)	0.09%	12/28/11	5,000	4,998,525

Unsec. Disc. Notes(b)	0.10%	01/11/12	5,000	4,998,167

Unsec. Disc. Notes(b)	0.07%	01/18/12	5,230	5,228,586

Unsec. Disc. Notes(b)	0.12%	01/18/12	7,500	7,496,525

Unsec. Disc. Notes(b)	0.14%	01/20/12	5,000	4,997,258

Unsec. Disc. Notes(b)	0.12%	01/25/12	7,500	7,496,350

Unsec. Disc. Notes(b)	0.10%	02/01/12	10,000	9,995,963

Unsec. Disc. Notes(b)	0.10%	02/03/12	10,000	9,995,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes(b)	0.13%	02/03/12	$7,500	$7,495,802

Unsec. Disc. Notes(b)	0.13%	02/10/12	5,000	4,997,075

Unsec. Disc. Notes(b)	0.13%	02/10/12	5,000	4,996,963

Unsec. Global Bonds	0.17%	09/16/11	20,000	19,999,761

				387,856,427

Tennessee Valley Authority (TVA)–3.72%
Tennessee Valley Authority, Disc. Notes(b)	0.19%	09/22/11	10,000	9,998,892

Disc. Notes(b)	0.20%	09/22/11	10,000	9,998,833

				19,997,725

Total U.S. Government Sponsored Agency Securities (Cost $480,619,120)				480,619,120

U.S. Treasury Securities–15.75%(b)
U.S. Treasury Bills	0.00%	09/01/11	25,000	25,000,000

U.S. Treasury Bills	0.00%	09/08/11	14,000	13,999,997

U.S. Treasury Bills	0.00%	09/15/11	25,000	24,999,952

U.S. Treasury Bills	0.00%	09/22/11	15,000	14,999,991

U.S. Treasury Bills	0.28%	01/12/12	5,500	5,494,412

Total U.S. Treasury Securities (Cost $84,494,352)				84,494,352

TOTAL INVESTMENTS(c)–105.31% (Cost $565,113,472)				565,113,472

OTHER ASSETS LESS LIABILITIES–(5.31)%				(28,503,604)

NET ASSETS–100.00%				$536,609,868

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.39%
Alabama–0.38%
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.16%	05/01/41	$3,000	$3,000,000

Arizona–3.12%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(e)	0.25%	08/01/15	7,460	7,460,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.22%	12/01/37	12,000	12,000,000

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of San Francisco)(a)	0.20%	10/01/25	4,930	4,930,000

				24,390,000

Colorado–5.36%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	07/01/34	2,230	2,230,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	11/01/28	2,500	2,500,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP–FNMA)(a)	0.16%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.49%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.24%	07/01/21	4,565	4,565,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	12/01/34	6,810	6,810,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(d)	0.24%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	12/01/23	2,295	2,295,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(c)(d)	0.36%	12/01/30	12,190	12,190,000

				41,925,000

Connecticut–0.77%
Newtown (Town of); Series 2011, Unlimited Tax GO BAN	1.50%	02/22/12	6,000	6,030,173

District of Columbia–1.21%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.43%	01/01/29	9,497	9,497,000

Florida–5.46%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	12/01/29	6,930	6,930,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.21%	11/15/35	10,990	10,990,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.24%	06/01/22	2,900	2,900,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(e)	0.21%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.31%	11/01/25	1,300	1,300,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.35%	12/01/25	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	09/01/29	$2,450	$2,450,000

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	07/01/32	10,000	9,999,581

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	04/01/20	2,725	2,725,000

				42,694,581

Georgia–3.51%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.27%	01/01/21	5,635	5,635,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.21%	09/01/25	8,390	8,390,000

Gwinnett (County of) Housing Authority (The Greens Apartments) Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.19%	06/15/25	4,100	4,100,000

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	01/01/32	2,200	2,200,000

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	07/01/24	2,700	2,700,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	11/15/32	3,920	3,920,000

Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)(a)	0.17%	06/01/25	500	500,000

				27,445,000

Idaho–0.65%
Idaho (State of); Series 2011, Unlimited GO TAN	2.00%	06/29/12	5,000	5,071,559

Illinois–7.16%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(d)	0.14%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	06/01/36	7,255	7,255,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	03/01/30	4,845	4,845,000

Illinois (State of) Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.49%	01/01/19	4,100	4,100,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.13%	01/01/16	1,340	1,340,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.18%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	08/01/28	12,590	12,590,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.18%	03/01/28	1,100	1,100,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 A, RB(a)	0.43%	12/01/46	5,000	5,000,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	08/01/15	2,300	2,300,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.40%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.19%	06/01/32	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	08/15/25	$2,260	$2,260,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	09/01/32	3,130	3,130,000

				56,040,000

Indiana–1.65%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.29%	08/01/37	2,580	2,580,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.24%	12/01/23	3,850	3,850,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	07/01/27	6,500	6,500,000

				12,930,000

Iowa–0.48%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	10/01/32	640	640,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	02/01/33	1,130	1,130,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.15%	11/01/32	500	500,000

Iowa (State of) Higher Education Loan Authority, (Private Education Working Capital Loan Program–Morningside College); Series 2011 E, RAN (LOC–U.S. Bank, N.A.)(d)	2.00%	05/18/12	1,500	1,515,899

				3,785,899

Kansas–1.32%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(b)	0.22%	03/01/31	3,500	3,500,000

Wichita (City of); Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	6,800	6,800,123

				10,300,123

Maryland–0.29%
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	07/01/28	2,290	2,290,000

Massachusetts–0.61%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	09/01/38	4,800	4,800,000

Michigan–1.17%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.16%	10/15/38	1,870	1,870,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.22%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.60%	09/01/25	1,540	1,540,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	05/01/31	$600	$600,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	11/01/25	3,500	3,500,000

				9,125,000

Minnesota–2.63%
Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	01/01/12	1,200	1,200,000

Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 6-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	04/01/37	5,835	5,835,000

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2010 B, COP	2.00%	09/01/11	3,000	3,000,000

Series 2011 A, COP	2.00%	09/01/11	4,000	4,000,000

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	11/15/31	5,000	5,000,000

St. Paul (City of) Metropolitan Council; Series 2011 B, Ref. Wastewater Unlimited Tax GO Bonds	4.00%	12/01/11	1,500	1,513,352

				20,548,352

Mississippi–1.06%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 E, VRD Gulf Opportunity Zone IDR(a)	0.07%	12/01/30	2,900	2,900,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–FHLB of Dallas)(a)	0.21%	05/01/35	5,365	5,365,000

				8,265,000

Missouri–4.62%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.43%	11/01/27	1,785	1,785,000

Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.31%	11/01/18	1,200	1,200,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC–FHLB of Des Moines)(a)(d)	0.22%	11/01/21	1,950	1,950,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	02/01/28	1,595	1,595,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	04/01/30	2,000	2,000,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.24%	12/01/27	14,500	14,500,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.23%	12/01/15	3,950	3,950,000

St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	04/15/27	9,170	9,170,000

				36,150,000

Nevada–0.90%
Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.15%	06/01/39	7,000	7,000,000

New Hampshire–0.41%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.29%	06/01/28	3,200	3,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–4.66%
North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.27%	04/01/29	$6,000	$6,000,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.29%	08/01/23	2,210	2,210,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	10/01/18	2,400	2,400,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.16%	11/15/28	11,215	11,215,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	02/01/28	4,760	4,760,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.17%	12/01/36	9,900	9,900,000

				36,485,000

Ohio–2.93%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	11/01/40	6,000	6,000,000

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	12/01/32	15,390	15,390,000

Ohio (State of) (Logistics & Distribution Program); Series 2011 A, Development Assistance BAN	0.35%	06/01/12	1,500	1,500,000

				22,890,000

Pennsylvania–6.54%
Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	06/01/35	8,080	8,080,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.23%	09/01/18	2,570	2,570,000

Geisinger Authority (Geisinger Health System); Series 2005 C, VRD RB(a)	0.09%	08/01/28	500	500,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	10/15/25	7,945	7,945,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	09/01/28	7,815	7,815,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(c)(d)	0.17%	07/01/38	7,438	7,438,000

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.23%	04/01/20	1,900	1,900,000

Philadelphia (City of) Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.23%	07/01/27	3,000	3,000,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	07/01/27	11,920	11,920,000

				51,168,000

Rhode Island–5.41%
Rhode Island (State of) Health & Educational Building Corp. (Care New England);
Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	09/01/32	4,655	4,655,000

Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	09/01/37	26,720	26,720,000

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(a)(c)(d)	0.32%	07/01/31	10,950	10,950,000

				42,325,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina–0.90%
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(a)(d)	0.17%	01/01/34	$2,000	$2,000,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)(a)	0.18%	11/15/35	5,000	5,000,000

				7,000,000

Tennessee–1.64%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	04/01/24	1,100	1,100,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	05/15/31	1,375	1,375,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.68%	08/01/19	520	520,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(a)(c)(d)	0.23%	07/01/19	9,800	9,800,000

				12,795,000

Texas–16.62%
Arlington Independent School District; Series 2011 A, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.00%	02/15/12	3,225	3,263,765

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC–BNP Paribas)(a)(b)(c)(d)	0.25%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.13%	11/15/47	2,600	2,600,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	0.82%	03/01/33	5,620	5,620,000

Houston (City of);
Series 2009 H-2, Commercial Paper GO Notes	0.18%	09/06/11	12,800	12,800,000

Series 2009 H-2, Commercial Paper GO Notes	0.22%	10/18/11	7,000	7,000,000

Series 2009 H-2, Commercial Paper GO Notes	0.16%	11/03/11	7,000	7,000,000

Houston Independent School District; Series 2009, Ref. Limited Tax GO Bonds	4.00%	02/15/12	1,000	1,015,919

Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008 A, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	01/01/41	19,500	19,500,000

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	05/01/19	9,100	9,100,000

Pharr-San Juan-Alamo Independent School District; Series 2006, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/01/12	1,025	1,044,884

Richardson Independent School District; Series 2002, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.80%	02/15/12	1,000	1,016,071

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	12/01/27	13,165	13,165,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	12/01/28	22,945	22,945,000

San Antonio (City of); Series 2011, Combination Tax & Revenue Limited Tax Ctfs. of Obligation	2.00%	08/01/12	1,665	1,691,904

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	04/01/26	4,540	4,540,000

Spring Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/12	1,600	1,626,625

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.19%	02/15/27	7,760	7,760,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Texas A&M University System Board of Regents (Health Science Center); Series 2006, Permanent University Fund RB	4.50%	07/01/12	$1,130	$1,169,731

Travis (County of); Series 2011, Limited Tax Ctfs. of Obligation	3.00%	03/01/12	2,300	2,329,958

				130,038,857

Utah–1.17%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	06/01/21	2,700	2,700,000

Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds	2.00%	07/01/12	3,300	3,347,594

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.27%	04/01/42	3,125	3,125,000

				9,172,594

Virginia–4.47%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.19%	10/01/48	4,000	4,000,000

Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.21%	03/01/35	13,185	13,185,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2006, GO Commercial Paper BAN	0.13%	09/07/11	15,000	15,000,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.23%	12/01/19	1,190	1,190,000

				34,945,000

Washington–4.32%
King (County of);
Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	7,000	7,082,164

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	8,500	8,680,789

Lake Tapps Parkway Properties; Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	12/01/19	4,700	4,700,000

Seattle School District No. 1; Series 2007 A, Limited Tax GO Bonds	4.25%	12/01/11	1,000	1,009,735

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	09/01/33	3,385	3,385,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	07/01/22	1,515	1,515,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	08/01/24	2,250	2,250,000

				33,787,688

West Virginia–0.89%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.21%	01/01/34	7,000	7,000,000

Wisconsin–4.32%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–FHLB of Chicago)(a)	0.21%	10/01/42	5,340	5,340,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds(a)	0.15%	02/01/25	20,200	20,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	06/01/37	5,200	5,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.40%	07/01/14	$1,070	$1,070,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.29%	08/15/34	2,000	2,000,000

				33,810,000

Wyoming–2.76%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.16%	11/01/24	5,460	5,460,000

Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(c)(d)	0.15%	01/01/18	3,030	3,030,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.16%	11/01/24	13,060	13,060,000

				21,550,000

TOTAL INVESTMENTS(f)(g)–99.39% (Cost $777,454,826)				777,454,826

OTHER ASSETS LESS LIABILITIES–-0.61%				4,806,920

NET ASSETS–100.00%				$782,261,746

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $49,922,000, which represented 6.38% of the Trust’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 6.6%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	22.6%

Wells Fargo Bank, N.A.	8.4

Federal National Mortgage Association	7.8

Bank of America, N.A.	7.8

PNC Bank, N.A.	6.5

Federal Home Loan Mortgage Corp.	6.5

U.S. Bank, N.A.	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2011

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$18,831,330,041	$2,575,889,340	$5,207,897,916	$5,598,573,878	$565,113,472	$777,454,826

Repurchase agreements, at value and cost	783,820,062	407,580,232	9,677,140,012	3,981,167,128	—	—

Total investments, at value and cost	19,615,150,103	2,983,469,572	14,885,037,928	9,579,741,006	565,113,472	777,454,826

Cash	—	—	—	—	—	1,489,869

Receivable for:
Investments sold	29,515,109	1,840,042	—	—	—	3,035,000

Interest	4,162,897	77,293	6,174,086	2,822,607	36,840	602,457

Fund expenses absorbed	356,427	225,186	1,267,819	604,914	25,152	75,119

Investment for trustee deferred compensation and retirement plans	540,770	253,659	253,618	106,101	49,538	94,831

Other assets	27,045	155,725	33,420	48,133	21,721	64,007

Total assets	19,649,752,351	2,986,021,477	14,892,766,871	9,583,322,761	565,246,723	782,816,109

Liabilities:
Payable for:
Investments purchased	101,357,639	149,971,931	—	—	24,999,951	—

Amount due custodian	—	—	—	—	3,434,559	—

Dividends	1,300,329	78,193	257,128	158,766	9,382	13,768

Accrued fees to affiliates	988,782	304,321	1,718,109	661,600	56,529	96,719

Accrued operating expenses	294,784	69,756	197,604	205,727	37,562	41,635

Trustee deferred compensation and retirement plans	3,031,023	1,085,322	1,397,997	632,577	98,872	402,241

Total liabilities	106,972,557	151,509,523	3,570,838	1,658,670	28,636,855	554,363

Net assets applicable to shares outstanding	$19,542,779,794	$2,834,511,954	$14,889,196,033	$9,581,664,091	$536,609,868	$782,261,746

Net assets consist of:
Shares of beneficial interest	$19,540,288,844	$2,833,454,301	$14,887,523,501	$9,580,893,547	$536,555,321	$782,390,520

Undistributed net investment income	2,549,244	1,057,653	1,298,049	665,566	47,168	(50,202)

Undistributed net realized gain (loss)	(58,294)	—	374,483	104,978	7,379	(78,572)

	$19,542,779,794	$2,834,511,954	$14,889,196,033	$9,581,664,091	$536,609,868	$782,261,746

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2011

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets:
Institutional Class	$15,240,108,881	$1,892,172,704	$5,180,617,899	$5,655,734,288	$376,002,280	$502,025,214

Private investment class	$501,630,183	$267,621,156	$845,022,359	$549,857,186	$47,637,695	$98,842,321

Personal investment class	$107,680,509	$84,450,826	$185,308,690	$14,693,066	$4,800,691	$4,217,713

Cash management class	$1,567,467,868	$451,633,575	$6,379,705,514	$1,674,547,571	$39,368,657	$106,336,213

Reserve class	$90,227,410	$6,788,303	$148,670,928	$70,375,521	$873,567	$18,284,412

Resource class	$177,080,633	$29,213,305	$293,546,783	$272,175,782	$17,084,957	$24,601,977

Corporate class	$1,858,584,310	$102,632,085	$1,856,323,860	$1,344,280,677	$50,842,021	$27,953,896

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	15,238,247,814	1,892,588,974	5,179,960,506	5,655,324,451	375,927,621	502,019,018

Private investment class	501,570,970	267,691,451	844,877,292	549,786,704	47,656,099	98,828,241

Personal investment class	107,669,048	84,390,678	185,213,292	14,688,725	4,800,897	4,214,128

Cash management class	1,567,143,393	451,595,738	6,378,731,604	1,674,429,091	39,362,544	106,359,545

Reserve class	90,226,156	6,789,528	148,641,499	70,371,440	871,674	18,281,949

Resource class	177,042,546	29,184,315	293,469,131	272,125,000	17,081,493	24,599,571

Corporate class	1,858,483,302	102,613,571	1,856,189,618	1,344,214,816	50,842,020	27,954,376

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2011

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$64,523,410	$7,359,137	$18,355,503	$12,636,719	$636,992	$2,501,477

Expenses:
Advisory fees	33,021,124	4,544,757	20,383,326	7,363,909	820,555	1,991,187

Administrative services fees	1,170,423	600,895	917,667	730,917	166,652	260,237

Custodian fees	771,639	117,483	486,565	358,642	19,966	33,732

Distribution fees:
Private Investment Class	2,607,324	1,539,105	4,094,138	2,511,247	222,005	482,490

Personal Investment Class	781,761	706,896	1,318,683	109,681	46,537	37,302

Cash Management Class	2,214,082	486,337	5,419,141	1,210,302	19,183	132,403

Reserve Class	1,098,050	68,897	943,877	1,000,513	14,036	190,957

Resource Class	440,945	206,345	654,318	536,655	26,670	65,377

Corporate Class	670,128	52,908	605,033	317,619	892	4,224

Transfer agent fees	1,981,267	272,685	1,232,121	662,752	41,733	78,353

Trustees’ and officers’ fees and benefits	620,739	96,109	359,410	205,376	25,202	36,917

Other	890,569	236,183	503,788	541,791	136,698	155,577

Total expenses	46,268,051	8,928,600	36,918,067	15,549,404	1,540,129	3,468,756

Less: Fees waived	(11,782,131)	(3,959,167)	(22,115,000)	(6,015,758)	(1,071,192)	(1,359,955)

Net expenses	34,485,920	4,969,433	14,803,067	9,533,646	468,937	2,108,801

Net investment income	30,037,490	2,389,704	3,552,436	3,103,073	168,055	392,676

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	(58,293)	—	495,071	104,979	7,379	(5,583)

Net increase in net assets resulting from operations	$29,979,197	$2,389,704	$4,047,507	$3,208,052	$175,434	$387,093

*	Includes net gains from securities sold to affiliates of $533 and $272 for Government & Agency Portfolio and Government TaxAdvantage Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Changes in Net Assets

For the year ended August 31, 2011 and 2010

	Liquid Assets Portfolio		STIC Prime Portfolio
	August 31,	August 31,	August 31,	August 31,
	2011	2010	2011	2010

Operations:
Net investment income	$30,037,490	$41,344,689	$2,389,704	$3,629,017

Net realized gain (loss)	(58,293)	25,776	—	3,272

Net increase in net assets resulting from operations	29,979,197	41,370,465	2,389,704	3,632,289

Distributions to shareholders from net investment income:
Institutional Class	(25,064,971)	(31,530,180)	(1,914,692)	(2,765,162)

Private Investment Class	(104,657)	(206,226)	(61,778)	(97,642)

Personal Investment Class	(20,916)	(33,631)	(18,886)	(40,487)

Cash Management Class	(1,808,242)	(3,282,358)	(214,666)	(420,402)

Reserve Class	(22,045)	(29,589)	(1,386)	(2,525)

Resource Class	(45,485)	(178,336)	(20,695)	(76,679)

Corporate Class	(2,971,174)	(6,084,369)	(157,601)	(226,071)

Total distributions from net investment income	(30,037,490)	(41,344,689)	(2,389,704)	(3,628,968)

Share transactions–net:
Institutional Class	(1,076,951,392)	(3,947,256,097)	39,264,332	(720,814,255)

Private Investment Class	(207,822,434)	(39,293,459)	(39,362,727)	(122,995,654)

Personal Investment Class	(3,795,941)	(34,185,294)	(4,527,089)	(92,429,254)

Cash Management Class	(1,059,890,679)	(567,045,577)	229,414	(462,695,213)

Reserve Class	(18,744,717)	35,953,650	(1,245,728)	(1,306,574)

Resource Class	(84,339,783)	(538,921,577)	(121,895,207)	(72,423,319)

Corporate Class	(1,816,634,825)	(2,404,930,689)	(168,978,677)	137,728,956

Net increase (decrease) in net assets resulting from share transactions	(4,268,179,771)	(7,495,679,043)	(296,515,682)	(1,334,935,313)

Net increase (decrease) in net assets	(4,268,238,064)	(7,495,653,267)	(296,515,682)	(1,334,931,992)

Net assets:
Beginning of year	23,811,017,858	31,306,671,125	3,131,027,636	4,465,959,628

End of year*	$19,542,779,794	$23,811,017,858	$2,834,511,954	$3,131,027,636

* Includes accumulated undistributed net investment income (loss)	$2,549,244	$2,523,469	$1,057,653	$1,159,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2011 and 2010

			Government &
	Treasury Portfolio		Agency Portfolio
	August 31,	August 31,	August 31,	August 31,
	2011	2010	2011	2010

Operations:
Net investment income	$3,552,436	$5,434,686	$3,103,073	$9,168,708

Net realized gain	495,071	310,786	104,979	134,129

Net increase in net assets resulting from operations	4,047,507	5,745,472	3,208,052	9,302,837

Distributions to shareholders from net investment income:
Institutional Class	(1,646,245)	(2,054,316)	(2,277,120)	(7,254,137)

Private Investment Class	(169,870)	(250,010)	(100,807)	(163,105)

Personal Investment Class	(36,476)	(53,754)	(2,934)	(4,859)

Cash Management Class	(1,131,781)	(2,301,435)	(250,978)	(626,149)

Reserve Class	(19,409)	(15,259)	(20,083)	(31,338)

Resource Class	(67,747)	(108,104)	(53,861)	(112,234)

Corporate Class	(480,896)	(651,808)	(397,290)	(976,886)

Total distributions from net investment income	(3,552,424)	(5,434,686)	(3,103,073)	(9,168,708)

Share transactions–net:
Institutional Class	649,938,568	(351,869,785)	1,112,658,773	(5,271,910,147)

Private Investment Class	60,672,576	(1,483,613,444)	(8,156,568)	(223,264,710)

Personal Investment Class	11,874,463	(38,299,452)	710,512	(3,769,896)

Cash Management Class	1,099,901,588	(6,219,363,410)	631,644,460	(882,048,007)

Reserve Class	96,918,581	22,013,966	(113,478,371)	44,451,192

Resource Class	(115,864,624)	43,981,891	(21,992,305)	(192,362,727)

Corporate Class	302,491,390	(485,776,326)	174,187,597	(628,244,289)

Net increase (decrease) in net assets resulting from share transactions	2,105,932,542	(8,512,926,560)	1,775,574,098	(7,157,148,584)

Net increase (decrease) in net assets	2,106,427,625	(8,512,615,774)	1,775,679,077	(7,157,014,455)

Net assets:
Beginning of year	12,782,768,408	21,295,384,182	7,805,985,014	14,962,999,469

End of year*	$14,889,196,033	$12,782,768,408	$9,581,664,091	$7,805,985,014

* Includes accumulated undistributed net investment income (loss)	$1,298,049	$919,673	$665,566	$531,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2011 and 2010

	Government Tax		Tax-Free Cash
	Advantage Portfolio		Reserve Portfolio
	August 31,	August 31,	August 31,	August 31,
	2011	2010	2011	2010

Operations:
Net investment income	$168,055	$202,328	$392,676	$627,127

Net realized gain	7,379	6,705	(5,583)	(30,074)

Net increase in net assets resulting from operations	175,434	209,033	387,093	597,053

Distributions to shareholders from net investment income:
Institutional Class	(142,820)	(171,437)	(330,463)	(469,361)

Private Investment Class	(14,193)	(12,778)	(19,378)	(44,081)

Personal Investment Class	(1,623)	(2,886)	(998)	(1,823)

Cash Management Class	(4,994)	(5,252)	(28,288)	(69,906)

Reserve Class	(361)	(898)	(3,845)	(4,434)

Resource Class	(3,464)	(8,979)	(6,551)	(29,707)

Corporate Class	(600)	(98)	(3,153)	(7,818)

Total distributions from net investment income	(168,055)	(202,328)	(392,676)	(627,130)

Share transactions–net:
Institutional Class	200,326,458	(360,292,542)	(177,058,455)	(150,282,445)

Private Investment Class	19,214,381	(14,500,490)	(20,076,002)	(87,472,620)

Personal Investment Class	(1,793,379)	(5,523,164)	(3,296,510)	100,130

Cash Management Class	29,558,474	(15,921,040)	(21,918,412)	(232,165,646)

Reserve Class	30,018	(4,903,731)	3,542,784	(88,502)

Resource Class	5,924,443	(6,613,577)	(19,053,694)	(85,418,705)

Corporate Class	44,832,018	5,995,442	27,240,936	(45,831,983)

Net increase (decrease) in net assets resulting from share transactions	298,092,413	(401,759,102)	(210,619,353)	(601,159,771)

Net increase (decrease) in net assets	298,099,792	(401,752,397)	(210,624,936)	(601,189,848)

Net assets:
Beginning of year	238,510,076	640,262,473	992,886,682	1,594,076,530

End of year*	$536,609,868	$238,510,076	$782,261,746	$992,886,682

* Includes accumulated undistributed net investment income (loss)	$47,168	$55,680	$(50,202)	$(3)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Notes to Financial Statements

August 31, 2011

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds’ securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

50        Short-Term Investments Trust

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250	Next $250	Over $500
	million	million	million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional

51        Short-Term Investments Trust

Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2011.
  For the year ended August 31, 2011, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense	Yield
	Limitation	Support

Liquid Assets Portfolio	$7,626,959	$—

STIC Prime Portfolio	1,622,161	45,471

Treasury Portfolio	4,854,049	5,240,496

Government & Agency Portfolio	—	1,191,728

Government TaxAdvantage Portfolio	604,649	146,542

Tax-Free Cash Reserve Portfolio	369,201	181,703

  Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2011 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$835,319	$435,323	$98,855	$805,176	$143,536	N/A

STIC Prime Portfolio	674,303	439,944	95,882	53,736	71,318	$4,711

Treasury Portfolio	2,343,815	940,765	3,697,096	812,035	470,015	430,029

Government & Agency Portfolio	1,322,377	75,065	612,573	826,745	338,692	135,373

Government TaxAdvantage Portfolio	106,378	33,149	13,608	12,060	19,537	862

Tax-Free Cash Reserve Portfolio	206,742	25,492	57,765	160,921	39,614	2,945

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

52        Short-Term Investments Trust

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2011, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the year ended August 31, 2011, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$1,042,930	$208,470	$442,816	$142,747	N/A	N/A

STIC Prime Portfolio	615,642	188,506	97,267	8,957	41,269	N/A

Treasury Portfolio	1,637,655	351,649	1,083,828	122,704	130,864	N/A

Government & Agency Portfolio	1,004,499	29,248	242,060	130,067	107,331	N/A

Government TaxAdvantage Portfolio	111,002	12,410	3,836	1,825	5,334	N/A

Tax-Free Cash Reserve Portfolio	241,245	9,947	26,481	24,824	13,075	N/A

  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the year ended August 31, 2011, there were no significant transfers between investment levels.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$19,615,150,103	$—	$19,615,150,103

STIC Prime Portfolio	—	2,983,469,572	—	2,983,469,572

Treasury Portfolio	—	14,885,037,928	—	14,885,037,928

Government & Agency Portfolio	—	9,579,741,006	—	9,579,741,006

Government TaxAdvantage Portfolio	—	565,113,472	—	565,113,472

Tax-Free Cash Reserve Portfolio	—	777,454,826	—	777,454,826

53        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2011, each Fund engaged in transactions with affiliates as listed below:

			Net Realized
	Securities Purchases	Securities Sales	Gains/(Losses)

Liquid Assets Portfolio	$1,025,007,344	$1,100,799,672	$—

STIC Prime Portfolio	253,603,605	157,442,824	—

Government & Agency Portfolio	57,447,320	73,449,929	533

Government TaxAdvantage Portfolio	15,999,929	88,447,320	272

Tax-Free Cash Reserve Portfolio	1,041,404,075	1,074,733,048	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the year ended August 31, 2011, the Funds in aggregate paid legal fees of $101,496 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2011 and 2010:

	2011	2010
	Ordinary Income	Ordinary Income

Liquid Assets Portfolio	$30,037,490	$41,344,689

STIC Prime Portfolio	2,389,704	3,628,968

Treasury Portfolio	3,552,424	5,434,686

Government & Agency Portfolio	3,103,073	9,168,708

Government TaxAdvantage Portfolio	168,055	202,328

Tax-Free Cash Reserve Portfolio	392,676	627,130

54        Short-Term Investments Trust

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary			Shares of
	Ordinary	Book/Tax	Capital Loss	Post-October	Beneficial
	Income	Differences	Carryforward	Deferrals	Interest	Total Net Assets

Liquid Assets Portfolio	$5,541,244	$(2,977,472)	$—	$(72,822)	$19,540,288,844	$19,542,779,794

STIC Prime Portfolio	2,117,856	(1,060,203)	—	—	2,833,454,301	2,834,511,954

Treasury Portfolio	3,045,414	(1,372,882)	—	—	14,887,523,501	14,889,196,033

Government & Agency Portfolio	1,392,610	(622,066)	—	—	9,580,893,547	9,581,664,091

Government TaxAdvantage Portfolio	148,513	(93,966)	—	—	536,555,321	536,609,868

Tax-Free Cash Reserve Portfolio	352,038	(402,240)	(72,990)	(5,582)	782,390,520	782,261,746

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. The Funds capital loss carryforward amounts utilized in the current period to offset net realized gain for federal income tax purposes are as follows:

Capital Loss
	Carryforward	Capital Loss
	Subject to Annual	Carryforward
	Limitation	Utilized

Treasury Portfolio	$—	$120,587

  The Funds have a capital loss carryforward as of August 31, 2011 which expires as follows:

	2015	2017	2018	2019	Total*

Tax-Free Cash Reserve Portfolio	$13,734	$12,152	$17,030	$30,074	$72,990

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2011, the following reclassifications were made and had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of Beneficial
	Investment Income (Loss)	Realized Gain (Loss)	Interest

Liquid Assets Portfolio	$25,775	$(25,775)	$0

STIC Prime Portfolio	(101,758)	(3,272)	105,030

Treasury Portfolio	378,364	(931,917)	553,553

Government & Agency Portfolio	134,130	(134,130)	0

Government TaxAdvantage Portfolio	(8,512)	(6,705)	15,217

Tax-Free Cash Reserve Portfolio	(50,199)	0	50,199

55        Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	114,974,747,244	$114,974,747,244	111,348,098,381	$111,348,098,381

Private investment class	2,097,458,780	2,097,458,780	4,634,492,979	4,634,492,979

Personal investment class	583,984,515	583,984,515	763,013,240	763,013,240

Cash management class	17,713,105,743	17,713,105,743	18,149,320,369	18,149,320,369

Reserve class	576,444,353	576,444,353	912,834,784	912,834,784

Resource class	1,578,904,039	1,578,904,039	2,401,346,017	2,401,346,017

Corporate class	17,336,495,408	17,336,495,408	21,340,345,915	21,340,345,915

Issued as reinvestment of dividends:
Institutional Class	11,043,998	11,043,998	11,793,605	11,793,605

Private investment class	37,630	37,630	89,801	89,801

Personal investment class	16,453	16,453	31,410	31,410

Cash management class	1,152,856	1,152,856	1,929,450	1,929,450

Reserve class	22,368	22,368	29,589	29,589

Resource class	50,434	50,434	178,336	178,336

Corporate class	1,304,161	1,304,161	2,178,748	2,178,748

Reacquired:
Institutional Class	(116,062,742,634)	(116,062,742,634)	(115,307,148,083)	(115,307,148,083)

Private investment class	(2,305,318,844)	(2,305,318,844)	(4,673,876,239)	(4,673,876,239)

Personal investment class	(587,796,909)	(587,796,909)	(797,229,944)	(797,229,944)

Cash management Class	(18,774,149,278)	(18,774,149,278)	(18,718,295,396)	(18,718,295,396)

Reserve class	(595,211,438)	(595,211,438)	(876,910,723)	(876,910,723)

Resource class	(1,663,294,256)	(1,663,294,256)	(2,940,445,930)	(2,940,445,930)

Corporate class	(19,154,434,394)	(19,154,434,394)	(23,747,455,352)	(23,747,455,352)

Net increase (decrease) in share activity	(4,268,179,771)	$(4,268,179,771)	(7,495,679,043)	$(7,495,679,043)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 16% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

56        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,894,152,113	$8,894,152,113	8,137,414,192	$8,137,414,192

Private Investment Class	2,199,271,995	2,199,271,995	2,038,753,570	2,038,753,570

Personal Investment Class	2,117,878,669	2,117,878,669	2,113,012,972	2,113,012,972

Cash Management Class	2,929,112,525	2,929,112,525	3,237,866,716	3,237,866,716

Reserve Class	68,100,033	68,100,033	73,594,339	73,594,339

Resource Class	635,057,207	635,057,207	1,363,725,171	1,363,725,171

Corporate Class	981,962,145	981,962,145	1,184,433,510	1,184,433,510

Issued as reinvestment of dividends:
Institutional Class	725,692	725,692	1,065,471	1,065,471

Private Investment Class	33,359	33,359	55,617	55,617

Personal Investment Class	15,323	15,323	39,874	39,874

Cash Management Class	106,092	106,092	191,335	191,335

Reserve Class	436	436	929	929

Resource Class	6,389	6,389	36,766	36,766

Corporate Class	169,477	169,477	190,166	190,166

Reacquired:
Institutional Class	(8,855,613,473)	(8,855,613,473)	(8,859,293,918)	(8,859,293,918)

Private Investment Class	(2,238,668,081)	(2,238,668,081)	(2,161,804,841)	(2,161,804,841)

Personal Investment Class	(2,122,421,081)	(2,122,421,081)	(2,205,482,100)	(2,205,482,100)

Cash Management Class	(2,928,989,203)	(2,928,989,203)	(3,700,753,264)	(3,700,753,264)

Reserve Class	(69,346,197)	(69,346,197)	(74,901,842)	(74,901,842)

Resource Class	(756,958,803)	(756,958,803)	(1,436,185,256)	(1,436,185,256)

Corporate Class	(1,151,110,299)	(1,151,110,299)	(1,046,894,720)	(1,046,894,720)

Net increase (decrease) in share activity	(296,515,682)	$(296,515,682)	(1,334,935,313)	$(1,334,935,313)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	26,030,423,281	$26,030,423,281	26,015,348,319	$26,015,348,319

Private Investment Class	5,499,203,569	5,499,203,569	5,254,723,019	5,254,723,019

Personal Investment Class	1,649,945,502	1,649,945,502	1,412,595,956	1,412,595,956

Cash Management Class	37,920,690,992	37,920,690,992	46,154,326,471	46,154,326,471

Reserve Class	657,687,537	657,687,537	483,165,598	483,165,598

Resource Class	1,127,136,815	1,127,136,815	1,752,498,428	1,752,498,428

Corporate Class	19,540,700,409	19,540,700,409	15,342,096,983	15,342,096,983

Issued as reinvestment of dividends:
Institutional Class	583,687	583,687	747,041	747,041

Private Investment Class	37,590	37,590	75,219	75,219

Personal Investment Class	34,938	34,938	53,754	53,754

Cash Management Class	152,156	152,156	378,147	378,147

Reserve Class	13,566	13,566	13,500	13,500

Resource Class	40,664	40,664	86,444	86,444

Corporate Class	151,996	151,996	362,782	362,782

Reacquired:
Institutional Class	(25,381,068,400)	(25,381,068,400)	(26,367,965,145)	(26,367,965,145)

Private Investment Class	(5,438,568,583)	(5,438,568,583)	(6,738,411,682)	(6,738,411,682)

Personal Investment Class	(1,638,105,977)	(1,638,105,977)	(1,450,949,162)	(1,450,949,162)

Cash Management Class	(36,820,941,560)	(36,820,941,560)	(52,374,068,028)	(52,374,068,028)

Reserve Class	(560,782,522)	(560,782,522)	(461,165,132)	(461,165,132)

Resource Class	(1,243,042,103)	(1,243,042,103)	(1,708,602,981)	(1,708,602,981)

Corporate Class	(19,238,361,015)	(19,238,361,015)	(15,828,236,091)	(15,828,236,091)

Net increase (decrease) in share activity	2,105,932,542	$2,105,932,542	(8,512,926,560)	$(8,512,926,560)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	61,611,815,820	$61,611,815,820	67,756,450,341	$67,756,450,341

Private Investment Class	2,549,756,494	2,549,756,494	2,696,887,600	2,696,887,600

Personal Investment Class	63,367,177	63,367,177	92,389,908	92,389,908

Cash Management Class	7,338,150,426	7,338,150,426	7,083,908,025	7,083,908,025

Reserve Class	365,919,015	365,919,015	422,419,004	422,419,004

Resource Class	2,088,493,367	2,088,493,367	2,822,954,303	2,822,954,303

Corporate Class	8,382,738,522	8,382,738,522	7,677,568,255	7,677,568,255

Issued as reinvestment of dividends:
Institutional Class	1,388,120	1,388,120	4,390,052	4,390,052

Private Investment Class	21,179	21,179	79,517	79,517

Personal Investment Class	269	269	773	773

Cash Management Class	173,309	173,309	626,149	626,149

Reserve Class	1,867	1,867	24,160	24,160

Resource Class	40,787	40,787	79,024	79,024

Corporate Class	191,614	191,614	560,152	560,152

Reacquired:
Institutional Class	(60,500,545,167)	(60,500,545,167)	(73,032,750,540)	(73,032,750,540)

Private Investment Class	(2,557,934,241)	(2,557,934,241)	(2,920,231,827)	(2,920,231,827)

Personal Investment Class	(62,656,934)	(62,656,934)	(96,160,577)	(96,160,577)

Cash Management Class	(6,706,679,275)	(6,706,679,275)	(7,966,582,181)	(7,966,582,181)

Reserve Class	(479,399,253)	(479,399,253)	(377,991,972)	(377,991,972)

Resource Class	(2,110,526,459)	(2,110,526,459)	(3,015,396,054)	(3,015,396,054)

Corporate Class	(8,208,742,539)	(8,208,742,539)	(8,306,372,696)	(8,306,372,696)

Net increase (decrease) in share activity	1,775,574,098	$1,775,574,098	(7,157,148,584)	$(7,157,148,584)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,711,332,476	$2,711,332,476	1,874,494,393	$1,874,494,393

Private Investment Class	437,193,566	437,193,566	285,652,489	285,652,489

Personal Investment Class	88,578,959	88,578,959	48,028,492	48,028,492

Cash Management Class	43,825,246	43,825,246	15,573,413	15,573,413

Reserve Class	6,204,928	6,204,928	31,391,659	31,391,659

Resource Class	18,185,832	18,185,832	63,939,100	63,939,100

Corporate Class	50,832,014	50,832,014	79,010,000	79,010,000

Issued as reinvestment of dividends:
Institutional Class	128,424	128,424	171,437	171,437

Private Investment Class	3,850	3,850	5,708	5,708

Cash Management Class	4,412	4,412	5,252	5,252

Reserve Class	315	315	201	201

Resource Class	2,702	2,702	2,720	2,720

Corporate Class	67	67	66	66

Reacquired:
Institutional Class	(2,511,134,442)	(2,511,134,442)	(2,234,958,372)	(2,234,958,372)

Private Investment Class	(417,983,035)	(417,983,035)	(300,158,687)	(300,158,687)

Personal Investment Class	(90,372,338)	(90,372,338)	(53,551,656)	(53,551,656)

Cash Management Class	(14,271,184)	(14,271,184)	(31,499,705)	(31,499,705)

Reserve Class	(6,175,225)	(6,175,225)	(36,295,591)	(36,295,591)

Resource Class	(12,264,091)	(12,264,091)	(70,555,397)	(70,555,397)

Corporate Class	(6,000,063)	(6,000,063)	(73,014,624)	(73,014,624)

Net increase (decrease) in share activity	298,092,413	$298,092,413	(401,759,102)	$(401,759,102)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,598,415,148	$1,598,415,148	2,381,530,077	$2,381,530,077

Private Investment Class	189,820,412	189,820,412	242,313,052	242,313,052

Personal Investment Class	7,217,382	7,217,382	13,124,110	13,124,110

Cash Management Class	738,707,920	738,707,920	1,434,961,472	1,434,961,472

Reserve Class	37,462,640	37,462,640	15,733,372	15,733,372

Resource Class	7,155,166,244	7,155,166,244	115,599,863	115,599,863

Corporate Class	57,238,303	57,238,303	8,703,078	8,703,078

Issued as reinvestment of dividends:
Institutional Class	66,383	66,383	110,090	110,090

Private Investment Class	14,993	14,993	38,670	38,670

Personal Investment Class	314	314	478	478

Cash Management Class	20,854	20,854	52,512	52,512

Reserve Class	3,752	3,752	4,562	4,562

Resource Class	5,421	5,421	24,091	24,091

Corporate Class	2,633	2,633	7,818	7,818

Reacquired:
Institutional Class	(1,775,539,986)	(1,775,539,986)	(2,531,922,612)	(2,531,922,612)

Private Investment Class	(209,911,407)	(209,911,407)	(329,824,342)	(329,824,342)

Personal Investment Class	(10,514,206)	(10,514,206)	(13,024,458)	(13,024,458)

Cash Management Class	(760,647,186)	(760,647,186)	(1,667,179,630)	(1,667,179,630)

Reserve Class	(33,923,608)	(33,923,608)	(15,826,436)	(15,826,436)

Resource Class	(7,174,225,359)	(7,174,225,359)	(201,042,659)	(201,042,659)

Corporate Class	(30,000,000)	(30,000,000)	(54,542,879)	(54,542,879)

Net increase (decrease) in share activity	(210,619,353)	$(210,619,353)	(601,159,771)	$(601,159,771)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Cash Management Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Year ended 08/31/11	$1.00	$0.00	(b)	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.08%	$1,567,468	0.21	%(c)	0.27	%(c)	0.08	%(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	2,627,363	0.22		0.28		0.12
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.22	3,194,408	0.24		0.31		1.09
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.72	2,998,653	0.20		0.27		3.56
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.29	3,397,869	0.20		0.28		5.17

STIC Prime Portfolio
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.04	451,634	0.20	(c)	0.29	(c)	0.04	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	451,404	0.21		0.29		0.08
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.81	914,099	0.25		0.33		0.85
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.55	1,586,211	0.20		0.28		3.38
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.30	2,146,528	0.20		0.29		5.17

Treasury Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	6,379,706	0.12	(c)	0.28	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	5,279,601	0.15		0.28		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.31	11,498,817	0.22		0.30		0.30
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.85	7,556,878	0.20		0.28		2.58
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.08	2,833,734	0.20		0.29		4.95

Government & Agency Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,674,548	0.14	(c)	0.23	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,042,886	0.20		0.23		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.65	1,924,916	0.22		0.25		0.52
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.34	1,028,040	0.20		0.24		3.20
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.22	730,316	0.20		0.25		5.10

Government TaxAdvantage Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	39,369	0.11	(c)	0.36	(c)	0.03	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	9,810	0.14		0.36		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.51	25,731	0.22		0.40		0.44
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.19	29,100	0.20		0.34		3.22
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.12	93,310	0.20		0.40		5.00

Tax-Free Cash Reserve Portfolio
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	106,336	0.26	(c)	0.39	(c)	0.03	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	128,256	0.29		0.39		0.03
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.83	360,427	0.35		0.41		0.96
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.69	895,899	0.30	(d)	0.35	(d)	1.68	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.19	789,753	0.30		0.35		3.15
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.33	721,351	0.30		0.35		3.28

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s) of $2,214,082, $486,337, $5,419,142, $1,210,302, $19,183 and $132,403 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Cash Management Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Cash Management Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Cash Management Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 21, 2011
Houston, Texas

63        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011, through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Cash Management Class	(03/01/11)	(08/31/11)[1]	Period[2]	(08/31/11)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.20	$1.06	$1,024.15	$1.07	0.21%

STIC Prime Portfolio	1,000.00	1,000.10	0.91	1,024.30	0.92	0.18

Treasury Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07

Government & Agency Portfolio	1,000.00	1,000.10	0.50	1,024.70	0.51	0.10

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.40	1,024.80	0.41	0.08

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	1.11	1,024.10	1.12	0.22

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2011, through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

64        Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts
(Government & Agency Portfolio, Tax-Free Cash Reserve Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust (the Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of the Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under each Fund’s agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of each Fund’s investment advisory agreement.

Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of each Fund’s sub-advisory contracts.

Tax-Free Cash Reserve Portfolio, Liquid Assets Portfolio and STIC Prime Portfolio
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are

65        Short-Term Investments Trust

appropriate and satisfactory and in accordance with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the same level as the performance of the Index for the one year period and below the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of the performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in each Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Institutional Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Government & Agency Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Government TaxAdvantage Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted

66        Short-Term Investments Trust

that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Treasury Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Tax-Free Cash Reserve Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Liquid Assets Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

STIC Prime Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but that each Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Tax-Free Cash Reserve Portfolio and Government TaxAdvantage Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

67        Short-Term Investments Trust

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

Government & Agency Portfolio, Tax-Free Cash Reserve Portfolio and Liquid Assets Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.

STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that each Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to each Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that each Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of each Fund and its shareholders.

68        Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2011:

		Corporate
	Qualified	Dividends		Tax-Exempt
	Dividend	Received	U.S. Treasury	Interest
Federal and State Income Tax	Income*	Deduction*	Obligations*	Dividends

Liquid Assets Portfolio	0.00%	0.00%	0.00%	0.00%

STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%

Treasury Portfolio	0.00%	0.00%	49.94%	0.00%

Government & Agency Portfolio	0.00%	0.00%	2.98%	0.00%

Government TaxAdvantage Portfolio	0.00%	0.00%	10.17%	0.00%

Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100.00%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

	Qualified	Qualified
	Short-Term	Interest
Non-Resident Alien Shareholders	Gains	Income**

Liquid Assets Portfolio	—	0.00%

STIC Prime Portfolio	—	0.00%

Treasury Portfolio	—	100%

Government & Agency Portfolio	$134,129	100%

Government TaxAdvantage Portfolio	—	0.00%

Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

69        Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
			in Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	143	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, Executive Vice President	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.	143	None

		Formerly: Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	161	Director of the Abraham Lincoln Presidential Library Foundation

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	143	ACE Limited (insurance company); and Investment Company Institute

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen has been deemed to be an interested person of the Trust because of his prior service as counsel to the predecessor funds of certain Invesco open-end funds and his affiliation with the law firm that served as counsel to such predecessor funds and continues to serve as counsel to the Invesco Van Kampen closed-end funds.

T-1        Short-Term Investments Trust

Trustees and Officers—(continued)

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
Name, Year of			in Fund Complex
Birth and Position(s)	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	161	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

Bob R. Baker — 1936 Trustee	2003	Retired	143	None
		Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie	143	Director and Chairman, C.D. Stimson Company (a real estate investment company)

James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	143	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society

Rodney Dammeyer — 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services. Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	161	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)	143	Board of Nature’s Sunshine Products, Inc.
		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)	143	Administaff
		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives

Carl Frischling — 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	143	Director, Reich & Tang Funds (16 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Retired	143	None
		Formerly: Chief Executive Officer, YWCA of the U.S.A.

Larry Soll — 1942 Trustee	2003	Retired	143	None
		Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)

T-2        Short-Term Investments Trust

Trustees and Officers—(continued)

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
			in Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	161	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired	143	None
		Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).	N/A	N/A
		Formerly: Senior Vice President, Van Kampen Investments Inc.; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Van Kampen Funds Inc.; and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust	N/A	N/A
		Formerly: Director and Secretary, Van Kampen Advisors, Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services, Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.); and Vice President, The Invesco Funds	N/A	N/A
		Formerly: Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company

T-3        Short-Term Investments Trust

Trustees and Officers—(continued)

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
			in Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)	N/A	N/A
		Formerly: Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management) and Van Kampen Funds Inc.	N/A	N/A
		Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Investor Services Inc., Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company) and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.).	N/A	N/A
		Formerly: Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser) and Van Kampen Investor Services Inc.; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Counsel to the Independent Trustees Kramer, Levin, Naftalis & Frankel LLP 1177 Avenue of the Americas New York, NY 10036-2714	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4        Short-Term Investments Trust

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
CM-STIT-AR-3          Invesco Distributors, Inc.

Corporate Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Annual Report to Shareholders ▪ August 31, 2011

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
44	Financial Statements
50	Notes to Financial Statements
62	Financial Highlights
63	Auditor’s Report
64	Fund Expenses
65	Approval of Investment Advisory and Sub-Advisory Agreements
69	Tax Information
T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2011, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
This is the annual report on the performance of the Corporate Class of Short-Term Investments Trust, part of Invesco Fixed Income, for the fiscal year ending August 31, 2011. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Against a backdrop of increasingly challenging economic headlines, market sentiment deteriorated over the 12 months covered by this report, as economic indicators pointed to a possible downturn in the recovery. Gross domestic product (GDP), the broadest measure of overall U.S. economic activity, grew at annualized rates of 2.5% and 2.3% in the third and fourth quarters of 2010, respectively.1 GDP continued to grow in the first half of 2011, but at a much slower pace.
     Monetary policy remained unchanged during the reporting period. The U.S. Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, even as the economic tides seemed to shift.2 Fed statements early in the year echoed public concern over an increase in headline inflation due to higher energy and food prices. Heading into the summer of 2011, the Fed’s attention shifted back to the stalling recovery, and in particular, weak housing and labor markets. Concerned with considerably slower-than-expected growth, the Fed committed in its August 9 statement to keep its target policy rate at low levels “at least through mid-2013.”2 With no change in monetary policy, money market funds continued to operate in an ultra-low interest rate environment.
     Increasingly over the reporting period, technical factors created tangible supply constraints in money markets. In February 2011, the U.S. Treasury rolled back its Supplemental Financing Bill Program from $200 billion to $5 billion to avoid breaching the U.S. debt ceiling.3 This, along with a new FDIC assessment rule introduced on April 1, pulled a substantial supply of short-term paper out of the market, pushing yields even lower.
     More recently, money market funds responded to potential headline risks generated by debt concerns in Europe and the U.S. In June, concern grew over the exposure of U.S. money market funds to Greek sovereign debt through their holdings in European banks. In recent months, money market funds reduced their European exposure – from 50.2% of assets in May to 47.0% in July.4 Closer to home, contentious negotiations to raise the U.S. debt ceiling and avoid default were a concern. Although the debt ceiling was ultimately raised by the August 2 deadline, the rancorous tone of the talks and the limited scope of deficit reduction had the effect of undermining the already waning confidence market participants had in the ability of policymakers to support the recovery.
Invesco Fixed Income’s strength and experience
Invesco Fixed Income’s 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we remain a leader in the cash management industry, with more than $200 billion in assets under management as of August 31, 2011. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,

Karen Dunn Kelley
Senior Managing Director, Invesco Ltd.
CEO, Invesco Fixed Income

1	Bureau of Economic Analysis; 2 U.S. Federal Reserve; 3 Reuters; 4 Fitch Ratings
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2	Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
Although the world’s economies are gradually recovering from the financial crisis, it has not been a smooth path. Unrest in the Middle East, persistently weak job and housing markets in the U.S. and continued government balance sheet repair in Europe are contributing to a slow, labored march toward global recovery.
     In this environment, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3	Short-Term Investments Trust

Fund data

Corporate Class data as of 8/31/11

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During	At Fiscal	At Fiscal
	Fiscal	Year	Year
	Year	End	End

Liquid Assets	28 - 45 days	34 days	59 days	$1.8 billion

STIC Prime	10 - 26 days	14 days	14 days	102.6 million

Treasury	31 - 54 days	34 days	34 days	1.8 billion

Government & Agency	31 - 53 days	45 days	74 days	1.3 billion

Government TaxAdvantage	21 - 52 days	40 days	70 days	50.8 million

Tax-Free Cash Reserve	19 - 33 days	23 days	23 days	27.9 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
      Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies
Liquid Assets Portfolio
Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
      The Fund invests in high-quality U.S. dollar-denominated short-term debt obligations, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from U.S. or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.
STIC Prime Portfolio
STIC Prime Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
      The Fund invests in high quality U.S. dollar-denominated obligations with maturities of 60 days or less, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Treasury Portfolio
Treasury Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
      The Fund invests in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
Government & Agency Portfolio
Government & Agency Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
      The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.
Government TaxAdvantage Portfolio
Government TaxAdvantage Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
      The Fund invests in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies of instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
Tax-Free Cash Reserve Portfolio
Tax-Free Cash Reserve Portfolio’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
      The Fund invests in debt securities, primarily municipal securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

4	Short-Term Investments Trust

Fund composition by maturity

In days, as of 8/31/11
	Liquid	STIC		Government	Government	Tax-Free
	Assets	Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio[1,2,4,5,7]	Portfolio[4,5,7]	Portfolio[4]	Portfolio[3,4]	Portfolio[3,4]	Portfolio[4,6]

1-7	42.5%	49.7%	64.3%	54.9%	43.7%	90.4%

8-30	24.5	36.8	7.7	10.1	23.4	0.9

31-60	11.1	13.5	8.0	5.5	8.9	0.9

61-90	8.6	0.0	2.2	8.1	4.8	0.9

91-180	12.7	0.0	16.1	18.8	19.2	1.9

181+	0.6	0.0	1.7	2.6	0.0	5.0
The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The risks of investing in foreign securities include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

2	The Fund may invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.

3	Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

4	The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

5	The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the Fund’s performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

6	The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.

7	The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
5	Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–44.40%(a)
Asset Management & Custody Banks–0.77%
Bank of New York Mellon Corp. (The)	0.11%	09/28/11	$150,000	$149,987,625

Asset-Backed Securities–Commercial Loans/Leases–4.29%
Atlantis One Funding Corp.(b)(c)	0.15%	09/01/11	150,000	150,000,000

Atlantis One Funding Corp.(b)(c)	0.16%	09/07/11	150,000	149,996,000

Atlantis One Funding Corp.(b)(c)	0.19%	10/05/11	64,400	64,388,444

Atlantis One Funding Corp.(b)(c)	0.21%	11/07/11	175,000	174,931,604

Atlantis One Funding Corp.(b)(c)	0.26%	12/01/11	150,000	149,901,417

Atlantis One Funding Corp.(b)(c)	0.26%	12/07/11	150,000	149,894,916

				839,112,381

Asset-Backed Securities–Consumer Receivables–5.11%
Amsterdam Funding Corp.(c)	0.17%	09/09/11	93,250	93,246,477

Amsterdam Funding Corp.(c)	0.20%	09/14/11	100,000	99,992,778

Amsterdam Funding Corp.(c)	0.27%	10/12/11	60,000	59,981,550

Amsterdam Funding Corp.(c)	0.27%	10/14/11	110,000	109,964,525

Barton Capital LLC(c)	0.42%	09/22/11	200,000	199,951,000

Old Line Funding, LLC(c)	0.15%	09/07/11	100,034	100,031,499

Old Line Funding, LLC(c)	0.25%	11/01/11	60,000	59,974,583

Sheffield Receivables Corp.(c)	0.25%	11/01/11	100,000	99,957,639

Thunder Bay Funding, LLC(c)	0.25%	12/28/11	100,148	100,065,934

Windmill Funding Corp.(c)	0.22%	10/05/11	75,000	74,984,417

				998,150,402

Asset-Backed Securities–Fully Supported–1.02%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)(d)	0.29%	01/09/12	200,000	200,000,000

Asset-Backed Securities–Fully Supported Bank–3.03%
Concord Minutemen Capital Co., LLC, Series A, (Multi-CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.30%	10/04/11	100,000	99,972,500

Crown Point Capital Co., LLC, Series A, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.28%	09/13/11	85,000	84,992,067

Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	09/21/11	150,000	149,979,166

Lexington Parker Capital Co., LLC (Multi CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.30%	09/06/11	142,000	141,994,083

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	10/11/11	116,026	116,002,795

				592,940,611

Asset-Backed Securities–Multi-Purpose–12.06%
Atlantic Asset Securitization LLC(c)	0.35%	09/22/11	150,000	149,969,375

Chariot Funding, LLC/Ltd.(c)	0.14%	09/12/11	80,000	79,996,578

Chariot Funding, LLC/Ltd.(c)	0.16%	09/12/11	100,000	99,995,111

Chariot Funding, LLC/Ltd.(c)	0.16%	09/13/11	60,000	59,996,800

Chariot Funding, LLC/Ltd.(c)	0.16%	09/16/11	75,000	74,995,000

Chariot Funding, LLC/Ltd.(c)	0.16%	10/11/11	50,000	49,991,111

Chariot Funding, LLC/Ltd.(c)	0.17%	09/26/11	64,000	63,992,444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Multi-Purpose–(continued)

Charta, LLC(c)	0.17%	09/20/11	$50,000	$49,995,514

Charta, LLC(c)	0.18%	09/15/11	70,000	69,995,100

Charta, LLC(c)	0.19%	09/16/11	55,000	54,995,646

Charta, LLC(c)	0.19%	09/19/11	70,000	69,993,350

Ciesco, LLC(c)	0.17%	09/02/11	300,000	299,998,583

CRC Funding LLC(c)	0.17%	09/07/11	250,000	249,992,917

Falcon Asset Securitization Corp.(c)	0.15%	09/07/11	100,000	99,997,500

Falcon Asset Securitization Corp.(c)	0.16%	09/14/11	151,000	150,991,275

Falcon Asset Securitization Corp.(c)	0.17%	09/08/11	75,000	74,997,521

Gemini Securitization Corp., LLC(c)	0.23%	09/06/11	100,000	99,996,805

Gemini Securitization Corp., LLC(c)	0.24%	09/12/11	150,000	149,989,000

Gemini Securitization Corp., LLC(c)	0.24%	09/15/11	49,000	48,995,427

Jupiter Securitization Corp.(c)	0.15%	09/29/11	50,000	49,994,167

Jupiter Securitization Corp.(c)	0.17%	10/05/11	75,000	74,987,958

Jupiter Securitization Corp.(c)	0.20%	09/01/11	100,000	100,000,000

Nieuw Amsterdam Receivables Corp.(b)(c)	0.20%	10/03/11	70,500	70,487,467

Nieuw Amsterdam Receivables Corp.(b)(c)	0.20%	10/12/11	62,000	61,985,878

				2,356,330,527

Asset-Backed Securities–Securities–3.04%
Aspen Funding Corp.(c)	0.23%	10/07/11	95,000	94,978,150

Aspen Funding Corp.(c)	0.27%	09/14/11	50,035	50,030,122

Newport Funding Corp.(c)	0.25%	09/20/11	100,030	100,016,801

Scaldis Capital Ltd./LLC(b)(c)	0.24%	09/06/11	250,000	249,991,667

Solitaire Funding Ltd./LLC(b)(c)	0.20%	09/08/11	100,000	99,996,111

				595,012,851

Asset-Backed Securities–Trade Receivables–1.42%
Market Street Funding LLC(c)	0.18%	10/19/11	55,033	55,019,792

Market Street Funding LLC(c)	0.18%	10/20/11	50,000	49,987,750

Victory Receivables Corp.(b)(c)	0.22%	09/08/11	72,750	72,746,888

Victory Receivables Corp.(b)(c)	0.25%	09/19/11	100,000	99,987,500

				277,741,930

Diversified Banks–1.71%
BNZ International Funding Ltd.(b)(c)	0.22%	10/06/11	125,000	124,973,264

BNZ International Funding Ltd.(b)(c)	0.28%	11/14/11	70,000	69,959,711

Societe Generale North America, Inc.(b)	0.22%	09/02/11	80,000	79,999,511

Societe Generale North America, Inc.(b)	0.22%	09/06/11	60,000	59,998,167

				334,930,653

Life & Health Insurance–1.66%
Metlife Short Term Funding LLC(c)	0.14%	09/01/11	50,000	50,000,000

Metlife Short Term Funding LLC(c)	0.18%	10/13/11	50,000	49,989,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–(continued)

Metlife Short Term Funding LLC(c)	0.20%	09/16/11	$148,000	$147,987,667

Metlife Short Term Funding LLC(c)	0.20%	09/20/11	75,500	75,492,030

				323,469,197

Municipal Commercial Paper–0.06%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(e)	0.33%	09/07/11	11,103	11,103,000

Other Diversified Financial Services–0.77%
Credit Suisse (USA), Inc.(b)	0.19%	10/06/11	150,000	149,972,292

Regional Banks–9.46%
ANZ National (Int’l) Ltd.(b)(c)	0.25%	01/17/12	100,000	99,904,167

ANZ National (Int’l) Ltd.(b)(c)	0.29%	10/07/11	100,000	99,971,000

Banque et Caisse d’Epargne de l’Etat(b)	0.26%	12/15/11	90,000	89,931,750

Banque et Caisse d’Epargne de l’Etat(b)	0.28%	12/29/11	200,000	199,814,889

Banque et Caisse d’Epargne de l’Etat(b)	0.29%	09/09/11	100,000	99,993,555

Commonwealth Bank of Australia(b)(c)	0.23%	12/12/11	132,000	131,915,850

Commonwealth Bank of Australia(b)(c)	0.23%	11/03/11	250,000	249,899,375

Commonwealth Bank of Australia(b)	0.26%	12/16/11	125,000	124,904,431

Commonwealth Bank of Australia(b)(c)	0.34%	01/17/12	113,500	113,352,072

Nordea North America Inc.(b)	0.22%	09/02/11	100,000	99,999,389

Nordea North America Inc.(b)	0.24%	12/07/11	100,000	99,936,680

Nordea North America Inc.(b)	0.27%	09/06/11	88,550	88,546,679

Svenska Handelsbanken, Inc.(b)(c)	0.21%	11/03/11	100,000	99,964,125

Westpac Banking Corp.(b)(c)	0.20%	09/07/11	100,000	99,996,667

Westpac Banking Corp.(b)(c)(d)	0.24%	11/07/11	150,000	150,000,000

				1,848,130,629

Total Commercial Paper (Cost $8,676,882,098)				8,676,882,098

Certificates of Deposit–28.87%
Bank of Nova Scotia(d)	0.24%	11/09/11	150,000	150,000,000

Bank of Nova Scotia	0.25%	01/11/12	150,000	150,000,000

Bank of Nova Scotia	0.30%	02/01/12	100,000	100,000,000

Bank of Nova Scotia(d)	0.32%	09/11/12	100,000	100,000,000

Bank of Nova Scotia	0.35%	02/24/12	80,000	80,000,000

Bank of Nova Scotia(d)	0.50%	03/05/12	79,000	79,093,775

Barclays Bank PLC(d)	0.40%	06/15/12	450,000	450,000,000

BNP Paribas	0.69%	06/01/12	125,000	125,000,000

Canadian Imperial Bank of Commerce	0.20%	09/02/11	100,000	100,000,000

Deutsche Bank AG (Cayman Islands)(b)	0.10%	09/01/11	617,709	617,709,382

Lloyds TSB Bank PLC(d)	0.25%	03/05/12	150,000	150,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.19%	09/08/11	250,000	250,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.29%	10/06/11	200,000	200,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.34%	09/09/11	150,000	150,000,166

National Australia Bank Ltd. (United Kingdom)(b)	0.39%	09/08/11	40,000	39,996,973

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

National Australia Bank Ltd. (United Kingdom)(b)	0.41%	02/15/12	$150,000	$150,006,945

National Bank of Canada	0.34%	02/08/12	100,000	100,000,000

Nederlandse Waterschapsbank N.V.	0.33%	11/30/11	100,000	99,917,570

Nordea Bank Finland PLC	0.24%	11/04/11	100,000	100,000,000

Nordea Bank Finland PLC(d)	0.45%	07/05/12	75,950	76,071,498

Rabobank Nederland(d)	0.27%	10/12/11	100,000	100,000,000

Rabobank Nederland(d)	0.29%	01/10/12	100,000	100,000,000

Rabobank Nederland(d)	0.30%	05/08/12	150,000	150,000,000

Royal Bank of Canada(d)	0.26%	02/16/12	150,000	150,000,000

Royal Bank of Canada(d)	0.26%	10/12/11	175,000	175,000,000

Santander UK PLC(b)(d)(f)	0.30%	—	250,000	250,000,000

Societe Generale(d)	0.56%	11/14/11	100,000	100,000,000

Svenska Handelsbanken A.B.	0.27%	11/16/11	150,000	150,001,582

Svenska Handelsbanken A.B.	0.46%	02/21/12	200,000	200,004,794

Toronto Dominion Bank	0.26%	01/12/12	200,000	200,000,000

Toronto Dominion Bank	0.35%	02/07/12	150,000	150,000,000

Toronto-Dominion Bank(d)	0.23%	05/11/12	100,000	100,000,000

Toronto-Dominion Bank(d)	0.29%	01/12/12	200,000	200,000,000

Toronto-Dominion Bank	0.33%	09/08/11	150,000	150,000,000

Westpac Banking Corp.	0.29%	11/02/11	200,000	200,000,000

Total Certificates of Deposit (Cost $5,642,802,685)				5,642,802,685

Variable Rate Demand Notes–17.61%(g)
Credit Enhanced–17.61%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	06/01/29	1,000	1,000,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(e)	0.29%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.10%	10/01/35	17,450	17,450,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(e)	0.32%	07/01/26	5,905	5,905,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.16%	05/15/37	17,000	17,000,000

Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.14%	05/15/38	7,500	7,500,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.21%	07/15/28	2,825	2,825,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC– Lloyds TSB Bank PLC)(b)(e)	0.12%	07/01/34	21,410	21,410,000

Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	12/01/22	7,060	7,060,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	10/01/33	3,400	3,400,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	12/01/33	24,025	24,025,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/14	4,550	4,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.16%	07/01/32	$8,185	$8,185,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(e)	0.18%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	12/01/28	325	325,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.14%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/29	4,650	4,650,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(e)	0.48%	07/01/30	3,125	3,125,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/39	25,600	25,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.21%	06/01/35	8,335	8,335,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/27	1,950	1,950,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(e)	0.21%	12/01/21	12,385	12,385,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.22%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	10/01/32	23,555	23,555,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	12/01/32	2,645	2,645,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(e)	0.35%	06/01/35	14,775	14,775,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/33	3,175	3,175,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(e)	0.19%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(e)	0.14%	01/01/37	17,000	17,000,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/39	5,000	5,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.14%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	07/01/22	1,600	1,600,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	06/01/20	13,000	13,000,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	11/01/38	3,535	3,535,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/33	9,000	9,000,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	04/01/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.19%	09/01/37	26,435	26,435,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–Royal Bank of Canada)(b)(e)	0.16%	11/15/34	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(e)	0.19%	08/15/30	$16,040	$16,040,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.19%	11/01/28	610	610,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/16	2,000	2,000,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	03/15/23	5,650	5,650,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.17%	01/01/21	8,705	8,705,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.21%	03/01/34	4,730	4,730,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	07/01/25	43,155	43,155,000

Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.28%	08/01/15	1,200	1,200,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	03/01/19	3,165	3,165,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.18%	08/01/39	6,970	6,970,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/01/30	30,075	30,075,000

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(e)	0.24%	06/01/43	6,000	6,000,000

Dearborn (County of), Indiana (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	04/01/36	7,250	7,250,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.16%	06/15/25	7,440	7,440,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	09/01/36	3,745	3,745,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/36	10,100	10,100,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/39	19,280	19,280,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	01/01/26	15,500	15,500,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	01/01/37	28,180	28,180,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	0.19%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(e)	0.38%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/29	18,080	18,080,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	8,500	8,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

District of Columbia;
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.18%	06/01/27	$5,900	$5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	06/01/27	78,553	78,553,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(c)(e)	0.17%	07/01/24	13,060	13,060,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.21%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.20%	07/01/37	4,000	4,000,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.19%	03/01/30	27,470	27,470,000

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/23	4,200	4,200,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	06/01/37	13,695	13,695,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(e)	0.17%	02/01/35	2,525	2,525,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.21%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/31	3,880	3,879,951

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/33	13,530	13,530,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(e)	0.18%	12/01/21	17,700	17,700,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.38%	09/01/41	5,410	5,410,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(e)	0.21%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/23	4,965	4,965,000

Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	03/01/30	10,000	10,000,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(e)	0.17%	06/01/19	12,035	12,035,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.21%	06/01/19	4,470	4,470,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.18%	06/01/27	10,500	10,500,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	11/01/25	4,900	4,900,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.17%	06/01/24	25,000	25,000,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	02/15/42	4,800	4,800,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(e)	0.21%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.24%	08/01/32	7,800	7,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	01/01/38	$3,785	$3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/15/12	15,390	15,390,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(e)	0.21%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(e)	0.16%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Bank of Montreal)(b)(e)	0.16%	11/15/37	18,005	18,005,000

Hillsborough (County of), Florida Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.31%	03/01/25	4,350	4,350,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	10/01/14	4,045	4,045,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	03/01/20	7,800	7,800,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	02/01/40	9,700	9,700,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(e)	0.20%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Harris, N.A.)(c)(e)	0.20%	10/01/17	2,500	2,500,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB of Chicago)	0.21%	06/01/40	4,925	4,925,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.13%	01/01/16	385	385,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)(e)	0.21%	09/01/24	1,300	1,300,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	08/01/28	1,300	1,300,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	08/01/35	5,150	5,150,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	02/15/35	7,565	7,565,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(e)	0.35%	05/01/14	250	250,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	06/01/29	3,200	3,200,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(e)	0.21%	08/15/33	8,555	8,555,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(e)	0.30%	06/01/17	2,445	2,445,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	04/01/39	7,500	7,500,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	04/01/32	17,600	17,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	08/01/15	$1,450	$1,450,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(e)	0.21%	11/01/19	5,200	5,200,000

Illinois (State of) Finance Authority (St. Xavier University);
Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/32	5,785	5,785,000

Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/40	2,930	2,930,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(e)	0.49%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(e)	0.17%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(e)	0.14%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	08/15/25	13,065	13,065,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(e)	0.20%	01/01/29	2,000	2,000,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(e)	0.21%	10/01/33	5,600	5,600,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.23%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–Harris N.A.)(e)	0.18%	06/01/29	5,800	5,800,000

Series 2004, VRD RB (LOC–Harris N.A.)(e)	0.16%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.26%	05/01/42	2,580	2,580,000

Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	04/01/24	1,075	1,075,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/32	5,580	5,580,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	08/01/21	14,020	14,020,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/39	49,960	49,960,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.21%	12/01/32	9,320	9,320,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	11/01/37	5,825	5,825,000

Indiana (State of) Finance Authority (Sycamore School); Series 2004, VRD Educational Facilities RB (LOC–U.S. Bank N.A.)(e)	0.20%	08/01/24	3,220	3,220,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.28%	07/01/28	7,100	7,100,000

Indiana (State of) Health Facility Financing Authority (Rehabilitation Hospital of Indiana Inc.); Series 1990, VRD Hospital ACES RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/01/20	12,700	12,700,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.19%	05/15/38	14,000	14,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)	0.22%	05/01/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	05/01/42	$17,000	$17,000,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.30%	02/01/33	3,900	3,900,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.15%	11/01/32	3,000	3,000,000

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC–Harris N.A.)(e)	0.17%	12/01/38	5,500	5,500,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.23%	11/01/31	8,330	8,330,000

Jackson (County of), Missouri Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/18	1,000	1,000,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	06/01/22	2,150	2,150,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	05/01/33	7,300	7,300,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	12/01/39	11,100	11,100,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.21%	08/02/38	1,850	1,850,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.17%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(e)	0.21%	09/01/28	4,725	4,725,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/26	3,785	3,785,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/14	5,035	5,035,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/27	4,305	4,305,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	12/01/37	1,725	1,725,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	01/01/32	4,425	4,425,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/28	1,870	1,870,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/32	5,170	5,170,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/28	2,095	2,095,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	04/01/35	7,500	7,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System);
Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/41	$34,000	$34,000,000

Series 2008 D, VRD RB (LOC–TD Bank, N.A.)(e)	0.09%	07/01/41	9,450	9,450,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(e)	0.17%	07/01/32	52,935	52,935,000

Massachusetts (State of) Development Finance Agency (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	03/01/15	1,175	1,174,907

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/46	8,700	8,700,000

Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(e)	0.21%	12/01/46	54,800	54,800,000

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.15%	07/01/38	8,600	8,600,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(e)	0.17%	03/01/39	7,200	7,200,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.30%	01/01/44	408	408,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	12/01/26	6,545	6,545,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/30	20,755	20,755,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/30	16,140	16,140,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/38	5,850	5,850,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	10/15/42	24,785	24,785,000

Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.21%	10/01/40	655	655,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	11/15/39	20,200	20,200,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	11/15/39	18,690	18,690,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(e)	0.21%	09/01/40	6,245	6,245,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.19%	01/01/25	3,295	3,295,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.24%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	04/01/37	12,300	12,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(b)(e)	0.18%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.18%	12/01/31	14,570	14,570,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	10/01/33	14,750	14,750,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.20%	07/01/29	3,260	3,260,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.14%	02/01/40	$8,895	$8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/39	6,675	6,675,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.18%	05/01/26	4,450	4,450,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/01/38	46,500	46,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP– FNMA)	0.22%	08/15/31	3,065	3,065,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(c)(e)	0.35%	11/01/27	3,330	3,330,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.17%	07/01/38	12,595	12,595,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/25	9,180	9,180,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facilities RB (LOC–Bank of America, N.A.)(e)	0.18%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.21%	07/15/36	7,575	7,574,629

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	425	424,790

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	12/01/24	3,355	3,355,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	10/01/33	15,275	15,275,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	09/01/37	1,300	1,300,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	07/01/38	3,695	3,695,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	06/15/32	41,000	41,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(e)	0.16%	11/01/36	9,725	9,725,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.20%	04/01/32	7,040	7,040,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	08/01/36	1,925	1,925,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	07/01/34	9,005	9,005,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/27	3,065	3,065,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

North Carolina (State of) Capital Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	08/01/14	$2,185	$2,185,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(e)	0.18%	01/01/19	7,855	7,855,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/29	2,255	2,255,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.29%	11/01/26	8,340	8,340,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/17	8,090	8,090,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.32%	06/01/31	7,765	7,765,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(e)	0.17%	11/01/33	3,945	3,945,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	09/01/34	28,575	28,575,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	12/01/27	4,610	4,610,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	12/01/31	28,070	28,070,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.18%	11/01/30	8,365	8,365,000

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(e)	0.21%	09/01/36	3,815	3,815,000

Olathe (City of), Kansas (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/18	2,235	2,235,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(e)	0.38%	07/01/16	7,210	7,210,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	08/01/34	72,000	72,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.24%	10/15/38	4,000	4,000,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(e)	0.19%	07/01/32	17,135	17,135,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/21	7,475	7,475,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/30	4,600	4,600,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(e)	0.22%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.21%	05/01/20	2,650	2,650,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	11/01/34	5,100	5,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	02/01/34	$6,960	$6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(e)	0.17%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	10/01/29	4,300	4,300,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.23%	07/01/27	18,645	18,645,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.19%	12/01/24	5,235	5,235,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.19%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.17%	07/01/26	3,400	3,400,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	06/01/39	1,085	1,085,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	11/01/27	16,020	16,020,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.22%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(e)	0.21%	12/01/31	5,400	5,400,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(e)	0.19%	05/01/19	2,095	2,095,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.17%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	07/01/36	6,555	6,555,000

South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	12/01/22	2,000	2,000,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.18%	11/15/35	2,565	2,564,951

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	11/01/32	34,640	34,640,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/28	9,710	9,710,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	03/01/28	6,502	6,502,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	01/01/33	9,265	9,265,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(e)	0.03%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	06/01/38	9,700	9,700,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(c)(e)	0.28%	10/01/21	3,300	3,300,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.14%	11/15/43	11,905	11,905,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/40	$5,150	$5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.22%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.35%	03/01/29	3,000	3,000,000

Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.16%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.20%	03/01/29	1,070	1,070,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/33	11,000	11,000,000

Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(e)	0.41%	03/01/42	1,530	1,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(e)	0.15%	11/15/50	3,500	3,500,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.17%	07/01/47	20,100	20,100,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(e)	0.32%	05/01/42	13,690	13,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	07/01/33	18,205	18,205,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.22%	07/01/41	13,125	13,125,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	01/15/22	5,000	5,000,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(c)(e)	0.21%	07/01/26	38,085	38,085,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.12%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.15%	09/01/38	16,100	16,100,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.17%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.45%	10/01/24	2,780	2,780,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	750	750,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(e)	0.20%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.16%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	10/01/30	20,200	20,200,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.20%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.20%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	07/01/44	8,000	8,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.21%	09/01/38	$2,000	$2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.20%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(e)	0.20%	10/01/19	3,100	3,100,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.23%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/43	28,000	28,000,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.20%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.21%	04/01/34	4,790	4,790,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.21%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(e)	0.21%	04/01/22	7,770	7,770,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	12/01/24	7,715	7,715,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.20%	12/01/38	5,265	5,265,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	08/15/34	44,400	44,400,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	06/01/37	6,685	6,685,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	04/01/35	9,900	9,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	06/01/39	9,605	9,605,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/36	10,700	10,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	01/15/36	33,265	33,265,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.12%	12/01/26	5,485	5,485,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.12%	08/01/30	5,900	5,900,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	05/01/30	19,300	19,300,000

Total Variable Rate Demand Notes (Cost $3,441,162,228)				3,441,162,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Bonds & Notes–5.48%
ANZ National (Int’l) Ltd. Sr. Unsec. Gtd. MTN(b)(c)(d)	0.95%	09/23/11	$140,000	$140,055,672

ING Bank N.V. Sr. Unsec. Notes(b)(c)(d)	1.07%	02/09/12	75,000	75,261,200

JPMorgan Chase Bank N.A. Sr. Unsec. Notes(d)	0.28%	09/07/12	200,000	200,000,000

Lloyds TSB Bank PLC Sr. Unsec. Euro MTN(b)(d)	0.90%	12/02/11	105,000	105,166,158

Rabobank Nederland Sr. Unsec. Notes(b)(c)(d)	0.43%	09/14/12	50,000	50,000,000

Royal Bank of Canada Sr. Unsec. Notes(b)(c)(d)	0.30%	08/31/12	200,000	200,000,000

Svenska Handelsbanken A.B. Notes(c)(d)	0.29%	09/07/12	150,000	150,000,000

Westpac Banking Corp. Sr. Unsec. Notes(b)(c)(d)	0.29%	09/06/12	150,000	150,000,000

Total Other Bonds & Notes (Cost $1,070,483,030)				1,070,483,030

TOTAL INVESTMENTS (excluding Repurchase Agreements)–96.36% (Cost $18,831,330,041)				18,831,330,041

			Repurchase
			Amount
Repurchase Agreements–4.01%(h)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by U.S. Treasury obligations valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	166,633,027	$166,632,842

Deutsche Bank Securities Inc., Joint agreement dated 08/31/11, maturing value of $1,000,045,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,190; 0%-11.25%, 10/20/11-02/15/40)	0.05%	09/01/11	500,000,694	500,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/11, aggregate maturing value of $500,000,972 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 3.42%-5.50%, 08/01/18-08/15/46)	0.07%	09/01/11	17,187,253	17,187,220

Wells Fargo Securities, LLC, Term agreement dated 08/17/11, maturing value $100,027,556 (collateralized by Corporate obligations valued at $105,000,001; 0%-4.80%, 09/15/11-02/10/51)	0.31%	09/19/11	100,027,556	100,000,000

Total Repurchase Agreements (Cost $783,820,062)				783,820,062

TOTAL INVESTMENTS(i)(j)–100.37% (Cost $19,615,150,103)				19,615,150,103

OTHER ASSETS LESS LIABILITIES–(0.37)%				(72,370,309)

NET ASSETS–100.00%				$19,542,779,794

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
MTN	– Medium-Term Notes
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Australia: 8.0%; United Kingdom: 7.2%; Netherlands: 5.7%; other countries less than 5% each: 16.0%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $8,257,331,002, which represented 42.25% of the Trust’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(h)	Principal amount equals value at period end. See Note 1J.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Australia Bank Ltd.	5.0%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–72.34%(a)
Asset-Backed Securities–Commercial Loans/Leases–3.53%
Atlantis One Funding Corp.(b)(c)	0.15%	09/02/11	$100,000	$99,999,583

Asset-Backed Securities–Consumer Receivables–24.89%
Amsterdam Funding Corp.(b)	0.20%	09/14/11	45,000	44,996,750

Amsterdam Funding Corp.(b)	0.23%	10/06/11	50,000	49,988,819

Amsterdam Funding Corp.(b)	0.27%	10/12/11	40,000	39,987,700

Barton Capital LLC(b)	0.42%	09/22/11	100,000	99,975,500

Bryant Park Funding LLC(b)	0.21%	09/06/11	129,000	128,996,238

Salisbury Receivables Co. LLC(b)	0.25%	10/26/11	50,000	49,980,903

Sheffield Receivables Corp.(b)	0.20%	10/05/11	54,000	53,989,800

Thames Asset Global Securitization No. 1, Inc.(b)(c)	0.25%	09/19/11	66,708	66,699,661

Thunder Bay Funding, LLC(b)	0.20%	09/01/11	121,000	121,000,000

Windmill Funding Corp.(b)	0.20%	09/01/11	50,000	50,000,000

				705,615,371

Asset-Backed Securities–Fully Supported Bank–14.40%
Crown Point Capital Co., LLC–Series A, (Multi-CEP’S-Liberty Hampshire Co., LLC; agent)(b)(c)	0.28%	09/02/11	30,000	29,999,767

Fairyway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)	0.14%	09/20/11	25,000	24,998,153

Gotham Funding Corp.; (CEP–The Bank of Tokyo-Mitsubishi UFJ, Ltd.)(b)(c)	0.23%	09/21/11	100,000	99,987,222

Gotham Funding Corp.; (CEP–The Bank of Tokyo-Mitsubishi UFJ, Ltd.)(b)(c)	0.23%	09/27/11	23,113	23,109,161

Govco LLC (CEP–Citibank N.A.)(b)	0.17%	09/20/11	100,000	99,991,028

Liberty Street Funding LLC; (CEP–Bank of Nova Scotia)(b)(c)	0.15%	09/07/11	55,000	54,998,625

Liberty Street Funding LLC; (CEP–Bank of Nova Scotia)(b)(c)	0.15%	09/16/11	75,000	74,995,312

				408,079,268

Asset-Backed Securities–Multi-Purpose–18.84%
Chariot Funding, LLC/Ltd.(b)	0.16%	09/26/11	59,200	59,193,422

Charta, LLC(b)	0.17%	09/26/11	25,000	24,997,048

Ciesco, LLC(b)	0.18%	09/12/11	35,000	34,998,075

Falcon Asset Securitization Corp.(b)	0.16%	09/29/11	70,000	69,991,289

Gemini Securitization Corp., LLC(b)	0.22%	09/07/11	65,000	64,997,617

Gemini Securitization Corp., LLC(b)	0.24%	09/12/11	40,000	39,997,067

Jupiter Securitization Corp.(b)	0.14%	09/12/11	40,000	39,998,289

Jupiter Securitization Corp.(b)	0.14%	10/04/11	75,000	74,990,375

Mont Blanc Capital Corp.(b)(c)	0.30%	09/22/11	50,000	49,991,250

Nieuw Amsterdam Receivables Corp.(b)(c)	0.23%	10/03/11	75,000	74,984,667

				534,139,099

Asset-Backed Securities–Securities–4.41%
Aspen Funding Corp.(b)	0.27%	09/14/11	75,000	74,992,688

Newport Funding Corp.(b)	0.25%	09/21/11	50,015	50,008,053

				125,000,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–4.76%
Metlife Short Term Funding LLC(b)	0.16%	09/08/11	$25,000	$24,999,222

Metlife Short Term Funding LLC(b)	0.19%	10/13/11	60,000	59,986,700

Metlife Short Term Funding LLC(b)	0.20%	09/15/11	50,000	49,996,111

				134,982,033

Regional Banks–1.51%
Banque et Caisse d’Epargne de l’Etat(c)	0.29%	09/09/11	42,750	42,747,245

Total Commercial Paper (Cost $2,050,563,340)				2,050,563,340

Variable Rate Demand Notes–18.54%(d)
Credit Enhanced–18.54%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.14%	05/15/38	3,825	3,825,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.21%	10/01/25	4,785	4,785,000

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC– Bank of New York Mellon)(e)	0.17%	12/15/18	7,400	7,400,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	12/01/28	5,200	5,200,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.22%	12/15/34	3,355	3,355,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/29	5,900	5,900,000

Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	02/01/31	6,585	6,585,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	03/01/29	5,870	5,870,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/40	870	870,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.14%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.14%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/39	7,000	7,000,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society);
Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.18%	06/01/37	5,000	5,000,000

Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.18%	06/01/15	4,895	4,895,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.21%	03/01/34	2,600	2,600,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	31,500	31,500,000

Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	10/01/32	6,640	6,640,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.20%	12/01/28	6,260	6,260,000

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(c)(e)	0.15%	01/01/18	3,970	3,970,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.21%	03/01/30	1,800	1,800,000

Hazleton (City of), Pennsylvania Industrial Development Authority (MMI Preparatory School); Series 1999, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.21%	10/01/24	3,240	3,240,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	04/01/24	$4,070	$4,070,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.16%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	08/15/25	7,900	7,900,000

Illinois (State of) Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(b)(e)	0.38%	07/01/41	8,000	8,000,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	02/01/39	3,700	3,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.15%	11/01/32	1,500	1,500,000

Jackson Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.23%	11/01/31	6,100	6,100,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	06/01/22	3,550	3,550,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.18%	07/15/33	3,830	3,830,000

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(e)	0.28%	12/01/19	4,320	4,320,000

Manatee (County of), Florida (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/25	4,000	4,000,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/33	5,130	5,130,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(e)	0.20%	04/01/28	5,275	5,275,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.15%	10/01/38	7,080	7,080,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	06/01/37	14,946	14,946,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/38	21,080	21,080,000

Michigan (State of) Strategic Fund (Consumers Energy Co.) Series 2008, Ref. VRD Limited Obligation RB (LOC–Bank of Nova Scotia)(c)(e)	0.13%	04/15/18	5,700	5,700,000

Mississippi (State of) Development Bank (Harrison County); Series 2008 A-1, Ref. VRD Special GO Bonds (LOC–Bank of America, N.A.)(e)	0.28%	10/01/17	500	500,000

Mississippi Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.18%	12/01/31	27,270	27,270,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/35	5,735	5,735,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.18%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(e)	0.17%	07/01/38	15,195	15,195,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP– FHLMC)	0.22%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	01/01/24	34,500	34,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(e)	0.18%	04/01/32	$5,800	$5,800,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.20%	04/01/32	5,755	5,755,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.24%	09/01/27	3,885	3,885,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/23	6,640	6,640,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	12/01/37	1,000	1,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.24%	10/15/38	1,600	1,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.21%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	03/01/19	2,885	2,885,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(e)	0.17%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(e)	0.20%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	11/01/25	3,400	3,400,000

San Antonio (City of) Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	12/01/27	100	100,000

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	12/01/22	5,100	5,100,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(c)(e)	0.36%	12/01/30	200	200,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.22%	04/15/27	5,600	5,600,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–TD Bank, N.A.)(e)	0.17%	11/15/23	10,270	10,270,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	06/01/30	4,400	4,400,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.13%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(e)	0.18%	06/01/35	5,810	5,810,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.22%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	03/01/36	6,380	6,380,000

Total Variable Rate Demand Notes (Cost $525,326,000)				525,326,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.88% (Cost $2,575,889,340)				2,575,889,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–14.38%(f)
Wells Fargo Securities, LLC, Joint agreement dated 08/31/11, aggregate maturing value of $500,000,972 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 3.42%-5.50%, 08/01/18-08/15/46) (Cost $407,580,232)	0.07%	09/01/11	$407,581,025	$407,580,232

TOTAL INVESTMENTS(g)(h)–105.26% (Cost $2,983,469,572)				2,983,469,572

OTHER ASSETS LESS LIABILITIES–(5.26)%				(148,957,618)

NET ASSETS–100.00%				2,834,511,954

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $2,023,841,095, which represented 71.40% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 7.9%; Canada: 6.1%; other countries less than 5% each: 10.7%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Also represents cost for federal income tax purposes.
(h)	Entities may either issue, guaranteed, backed or otherwise enhanced the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater then 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–34.98%
U.S. Treasury Bills–25.10%(a)
U.S. Treasury Bills	0.09%	09/01/11	$150,000	$150,000,000

U.S. Treasury Bills	0.16%	09/01/11	250,000	250,000,000

U.S. Treasury Bills	0.04%	09/08/11	195,000	194,998,483

U.S. Treasury Bills	0.11%	09/22/11	150,000	149,990,375

U.S. Treasury Bills	0.17%	09/22/11	200,000	199,980,750

U.S. Treasury Bills	0.13%	09/29/11	150,000	149,984,833

U.S. Treasury Bills	0.17%	09/29/11	200,000	199,973,167

U.S. Treasury Bills	0.18%	10/06/11	173,000	172,970,145

U.S. Treasury Bills	0.12%	10/13/11	150,000	149,978,825

U.S. Treasury Bills	0.06%	10/27/11	175,000	174,985,028

U.S. Treasury Bills	0.07%	10/27/11	100,000	99,989,578

U.S. Treasury Bills	0.07%	10/27/11	100,000	99,989,422

U.S. Treasury Bills	0.06%	01/12/12	150,000	149,963,979

U.S. Treasury Bills	0.27%	01/12/12	150,000	149,849,267

U.S. Treasury Bills	0.06%	01/19/12	150,000	149,964,417

U.S. Treasury Bills	0.07%	01/19/12	200,000	199,945,556

U.S. Treasury Bills	0.11%	01/19/12	150,000	149,937,583

U.S. Treasury Bills	0.08%	01/26/12	150,000	149,947,938

U.S. Treasury Bills	0.10%	01/26/12	100,000	99,959,983

U.S. Treasury Bills	0.11%	01/26/12	150,000	149,932,625

U.S. Treasury Bills	0.13%	02/02/12	150,000	149,916,583

U.S. Treasury Bills	0.07%	02/09/12	195,000	194,938,954

U.S. Treasury Bills	0.08%	02/16/12	100,000	99,963,833

U.S. Treasury Bills	0.08%	02/16/12	100,000	99,962,667

				3,737,123,991

U.S. Treasury Notes–9.88%
U.S. Treasury Notes	1.00%	09/30/11	145,000	145,106,868

U.S. Treasury Notes	4.50%	09/30/11	100,000	100,349,869

U.S. Treasury Notes	1.00%	10/31/11	200,000	200,294,677

U.S. Treasury Notes	4.63%	10/31/11	125,000	125,925,311

U.S. Treasury Notes	0.75%	11/30/11	200,000	200,338,132

U.S. Treasury Notes	0.88%	01/31/12	303,000	303,968,418

U.S. Treasury Notes	1.38%	02/15/12	150,000	150,870,679

U.S. Treasury Notes	0.88%	02/29/12	243,000	243,919,971

				1,470,773,925

Total U.S. Treasury Securities (Cost $5,207,897,916)				5,207,897,916

TOTAL INVESTMENTS (excluding Repurchase Agreements)–34.98% (Cost $5,207,897,916)				5,207,897,916

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–64.99%(b)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by a U.S. Treasury obligation valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	$27,140,042	$27,140,012

Barclays Capital Inc., Term agreement dated 07/13/11, maturing value of $800,121,333 (collateralized by U.S. Treasury obligations valued at $821,071,373; 1.25%-3.88%, 04/15/12-04/15/29)(c)	0.06%	10/12/11	800,121,333	800,000,000

Barclays Capital Inc., Term agreement dated 08/02/11, maturing value of $500,094,722 (collateralized by U.S. Treasury obligations valued at $510,000,008; 1.38%-3.38%, 04/15/12-04/15/32)(c)	0.11%	10/03/11	500,094,722	500,000,000

Barclays Capital Inc., Term agreement dated 08/15/11, maturing value of $600,073,500 (collateralized by U.S. Treasury obligations valued at $612,446,189; 1.38%-4.75%, 04/15/12-02/15/37)(c)	0.07%	10/17/11	600,073,500	600,000,000

BMO Capital Markets Corp., Agreement dated 08/31/11, maturing value $250,000,278 (collateralized by U.S. Treasury obligations valued at $255,000,070; 0%-7.63%, 10/20/11-02/15/25)	0.04%	09/01/11	250,000,278	250,000,000

BNP Paribas Securities Corp., Agreement dated 08/31/11, maturing value $950,001,056 (collateralized by U.S. Treasury obligations valued at $969,000,039; 0.13%-2.75%, 02/28/13-01/31/15)	0.04%	09/01/11	950,001,056	950,000,000

BNP Paribas Securities Corp., Term agreement dated 07/21/11, maturing value $700,071,167 (collateralized by U.S. Treasury obligations valued at $714,000,016; 0%-8.50%, 10/31/11-08/15/40)(c)	0.06%	09/20/11	700,071,167	700,000,000

BNP Paribas Securities Corp., Term agreement dated 08/15/11, maturing value $600,036,167 (collateralized by U.S. Treasury obligations valued at $612,000,093; 0.50%-3.38%, 01/15/12-01/15/28)(c)	0.07%	09/15/11	600,036,167	600,000,000

CIBC World Markets Corp., Agreement dated 08/31/11, maturing value of $100,000,139 (collateralized by U.S. Treasury obligations valued at $102,003,714; 0.38%-4.38%, 10/31/12-08/15/41)	0.05%	09/01/11	100,000,139	100,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 08/31/11, maturing value of $250,000,347 (collateralized by U.S. Treasury obligations valued at $255,002,058; 0%-11.25%, 02/15/15-08/15/40)	0.05%	09/01/11	250,000,347	250,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 08/05/11, maturing value of $500,041,667 (collateralized by U.S. Treasury obligations valued at $510,003,084; 0%, 08/15/14-05/15/37)	0.05%	10/04/11	500,041,667	500,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 07/12/11, aggregate maturing value of $1,000,045,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,190; 0%-11.25%, 10/20/11-02/15/40)(c)	0.05%	09/15/11	500,045,139	500,000,000

Deutsche Bank Securities Inc., Term agreement dated 07/05/11, maturing value of $700,073,500 (collateralized by U.S. Treasury obligations valued at $714,000,038; 0%-9.25%, 09/15/11-08/15/41)(c)	0.06%	09/01/11	700,073,500	700,000,000

HSBC Securities (USA) Inc., Agreement dated 08/31/11, maturing value $500,000,694 (collateralized by U.S. Treasury obligations valued at $510,002,252; 0.13%-2.50%, 04/15/16-07/15/21)	0.05%	09/01/11	500,000,694	500,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 08/31/11, maturing value $200,000,222 (collateralized by U.S. Treasury obligations valued at $204,000,021; 2.00%, 11/30/13)	0.04%	09/01/11	200,000,222	200,000,000

Morgan Stanley, Agreement dated 08/31/11, maturing value $200,000,222 (collateralized by U.S. Treasury obligations valued at $204,000,091; 0%-3.13%, 01/19/12-08/31/13)	0.04%	09/01/11	200,000,222	200,000,000

RBS Securities Inc., Agreement dated 08/31/11, maturing value $500,000,694 (collateralized by U.S. Treasury obligations valued at $510,004,587; 0.63%-3.00%, 07/15/12-01/15/21)	0.05%	09/01/11	500,000,694	500,000,000

RBS Securities Inc., Term agreement dated 08/15/11, maturing value $300,025,000 (collateralized by U.S. Treasury obligations valued at $306,003,544; 0.13%-0.50%, 04/15/15-04/15/16)(c)	0.05%	10/14/11	300,025,000	300,000,000

Societe Generale, Agreement dated 08/31/11, maturing value of $1,250,001,736 (collateralized by U.S. Treasury obligations valued at $1,275,000,063; 0%-7.88%, 10/20/11-08/15/41)	0.05%	09/01/11	1,250,001,736	1,250,000,000

Wells Fargo Securities, LLC, Agreement dated 08/31/11, maturing value $250,000,278 (collateralized by U.S. Treasury obligations valued at $255,000,705; 0%-11.25%, 09/01/11-02/15/41)	0.04%	09/01/11	250,000,278	250,000,000

Total Repurchase Agreements (Cost $9,677,140,012)				9,677,140,012

TOTAL INVESTMENTS(d)–99.97% (Cost $14,885,037,928)				14,885,037,928

OTHER ASSETS LESS LIABILITIES–0.03%				4,158,105

NET ASSETS–100.00%				$14,889,196,033

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1J.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–56.87%
Federal Farm Credit Bank (FFCB)–5.56%
Bonds(a)	0.13%	09/20/11	$40,000	$39,999,789

Bonds(a)	0.12%	12/16/11	75,000	74,999,456

Bonds(a)	0.21%	07/19/12	80,000	80,000,000

Bonds(a)	0.18%	08/08/12	52,920	52,909,961

Bonds(a)	0.19%	08/15/12	80,000	79,992,372

Bonds(a)	0.23%	08/17/12	80,000	79,976,646

Disc. Notes(b)	0.09%	11/08/11	25,000	24,995,750

Disc. Notes(b)	0.09%	11/09/11	25,000	24,995,688

Disc. Notes(b)	0.28%	11/17/11	75,000	74,954,281

				532,823,943

Federal Home Loan Bank (FHLB)–23.71%
Unsec. Bonds(a)	0.13%	09/09/11	50,000	49,999,448

Unsec. Bonds(a)	0.30%	09/13/11	25,000	25,000,000

Unsec. Bonds(a)	0.17%	09/23/11	85,000	84,998,971

Unsec. Bonds	0.10%	01/11/12	75,000	74,993,544

Unsec. Bonds	0.14%	01/17/12	45,000	44,994,408

Unsec. Bonds	0.10%	01/18/12	75,000	74,990,689

Unsec. Bonds	0.10%	01/19/12	151,000	150,980,393

Unsec. Bonds(a)	0.29%	01/20/12	80,000	79,996,916

Unsec. Bonds	0.13%	01/23/12	71,000	71,002,055

Unsec. Bonds	0.12%	02/13/12	130,000	129,980,793

Unsec. Bonds	0.13%	02/13/12	65,000	64,994,513

Unsec. Bonds	0.12%	02/15/12	140,000	139,980,368

Unsec. Bonds	0.12%	02/23/12	75,000	74,984,478

Unsec. Bonds	0.12%	02/27/12	75,000	74,981,939

Unsec. Bonds	0.12%	02/27/12	80,000	79,982,000

Unsec. Bonds(a)	0.14%	07/13/12	95,000	94,995,899

Unsec. Bonds(a)	0.15%	07/13/12	60,000	60,000,000

Unsec. Bonds(a)	0.14%	07/19/12	80,000	80,000,000

Unsec. Disc. Notes(b)	0.00%	09/01/11	23,424	23,424,063

Unsec. Disc. Notes(b)	0.11%	09/14/11	50,000	49,998,014

Unsec. Disc. Notes(b)	0.09%	09/15/11	100,000	99,996,500

Unsec. Disc. Notes(b)	0.09%	10/24/11	50,000	49,993,375

Unsec. Disc. Notes(b)	0.13%	11/02/11	56,000	55,987,462

Unsec. Disc. Notes(b)	0.15%	05/15/12	50,000	49,946,458

Unsec. Disc. Notes(b)	0.16%	06/15/12	40,000	39,948,800

Unsec. Global Bonds	0.17%	09/16/11	110,000	109,998,686

Unsec. Global Bonds	0.26%	11/17/11	50,455	50,469,377

Unsec. Global Bonds	0.09%	01/23/12	50,000	49,993,646

Unsec. Global Bonds	0.12%	02/24/12	80,000	79,981,314

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Global Bonds(a)	0.13%	07/19/12	$75,000	$74,990,103

Unsec. Global Bonds	0.26%	08/28/12	80,000	80,000,000

				2,271,584,212

Federal Home Loan Mortgage Corp. (FHLMC)–12.34%
Sr. Unsec Global Notes	5.50%	09/15/11	90,000	90,184,243

Unsec. Disc. Notes(b)	0.10%	09/01/11	25,000	25,000,000

Unsec. Disc. Notes(b)	0.17%	09/20/11	50,000	49,995,514

Unsec. Disc. Notes(b)	0.09%	09/27/11	50,000	49,996,750

Unsec. Disc. Notes(b)	0.12%	09/27/11	30,000	29,997,400

Unsec. Disc. Notes(b)	0.16%	10/03/11	55,000	54,992,178

Unsec. Disc. Notes(b)	0.10%	10/04/11	31,000	30,997,158

Unsec. Disc. Notes(b)	0.17%	10/04/11	100,000	99,984,417

Unsec. Disc. Notes(b)	0.10%	10/06/11	100,000	99,990,278

Unsec. Disc. Notes(b)	0.10%	10/12/11	50,000	49,994,305

Unsec. Disc. Notes(b)	0.11%	10/18/11	35,000	34,994,974

Unsec. Disc. Notes(b)	0.20%	10/18/11	60,000	59,984,725

Unsec. Disc. Notes(b)	0.20%	10/19/11	50,000	49,986,667

Unsec. Disc. Notes(b)	0.13%	10/31/11	40,000	39,991,333

Unsec. Disc. Notes(b)	0.10%	11/07/11	50,000	49,990,694

Unsec. Disc. Notes(b)	0.11%	11/08/11	50,000	49,989,611

Unsec. Disc. Notes(b)	0.13%	11/21/11	50,000	49,985,375

Unsec. Disc. Notes(b)	0.13%	02/06/12	50,000	49,971,472

Unsec. Disc. Notes(b)	0.14%	02/06/12	40,000	39,975,422

Unsec. Disc. Notes(b)	0.13%	03/01/12	50,000	49,967,139

Unsec. Disc. Notes(b)	0.15%	03/20/12	50,000	49,958,125

Unsec. Global Notes(a)	0.07%	11/09/11	50,000	49,993,216

Unsec. MTN(a)	0.19%	09/26/11	26,000	26,000,367

				1,181,921,363

Federal National Mortgage Association (FNMA)–14.01%
Unsec. Disc. Notes(b)	0.11%	09/01/11	75,000	75,000,000

Unsec. Disc. Notes(b)	0.16%	09/01/11	50,000	50,000,000

Unsec. Disc. Notes(b)	0.11%	09/06/11	75,000	74,998,854

Unsec. Disc. Notes(b)	0.12%	09/13/11	75,000	74,997,000

Unsec. Disc. Notes(b)	0.18%	09/21/11	55,400	55,394,383

Unsec. Disc. Notes(b)	0.11%	11/01/11	60,000	59,988,817

Unsec. Disc. Notes(b)	0.10%	11/09/11	49,500	49,490,513

Unsec. Disc. Notes(b)	0.11%	11/09/11	47,000	46,990,091

Unsec. Disc. Notes(b)	0.11%	11/10/11	60,000	59,987,167

Unsec. Disc. Notes(b)	0.11%	11/15/11	50,000	49,988,542

Unsec. Disc. Notes(b)	0.12%	11/16/11	88,830	88,807,496

Unsec. Disc. Notes(b)	0.07%	01/04/12	65,000	64,984,201

Unsec. Disc. Notes(b)	0.14%	01/09/12	45,000	44,977,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal National Mortgage Association (FNMA)–(continued)

Unsec. Disc. Notes(b)	0.13%	01/11/12	$62,000	$61,970,447

Unsec. Disc. Notes(b)	0.12%	01/17/12	75,000	74,965,500

Unsec. Disc. Notes(b)	0.16%	01/18/12	85,000	84,947,489

Unsec. Disc. Notes(b)	0.13%	02/08/12	65,000	64,962,444

Unsec. Disc. Notes(b)	0.14%	02/16/12	65,000	64,957,533

Unsec. Disc. Notes(b)	0.14%	02/17/12	65,000	64,957,281

Unsec. Disc. Notes(b)	0.15%	03/01/12	50,000	49,962,083

Unsec. Global Notes(a)	0.21%	07/26/12	80,000	80,014,795

				1,342,341,886

Tennessee Valley Authority (TVA)–1.25%
Tennessee Valley Authority Disc. Notes	0.20%	09/22/11	120,000	119,986,000

Total U.S. Government Sponsored Agency Securities (Cost $5,448,657,404)				5,448,657,404

U.S. Treasury Securities–1.56%(b)
U.S. Treasury Bills	0.17%	09/22/11	75,000	74,992,672

U.S. Treasury Bills	0.28%	01/12/12	75,000	74,923,802

Total U.S. Treasury Securities (Cost $149,916,474)				149,916,474

TOTAL INVESTMENTS (excluding Repurchase Agreements) (Cost $5,598,573,878)				5,598,573,878

			Repurchase
			Amount
Repurchase Agreements–41.55%(c)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $203,992,668 (collateralized by U.S. Government sponsored agency obligations valued at $208,072,603; 0%, 04/15/18-04/15/30)	0.05%	09/01/11	128,992,564	128,992,385

Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by a U.S. Treasury obligation valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	52,174,801	52,174,743

BMO Capital Markets Corp., Agreement dated 08/31/11, maturing value $200,000,278 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,000,084; 0%-5.25%, 12/31/11-04/25/31)	0.05%	09/01/11	200,000,278	200,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/11, aggregate maturing value $1,000,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $1,020,000,185; 0%-5.25%, 11/02/11-12/11/20)	0.05%	09/01/11	950,001,320	950,000,000

BNP Paribas Securities Corp., Term agreement dated 07/21/11, maturing value $300,035,583 (collateralized by U.S. Government sponsored agency obligations valued at $306,004,343; 0%-10.35%, 10/06/11-09/15/39)(d)	0.07%	09/20/11	300,035,583	300,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/11, aggregate maturing value of $100,000,167 (collateralized by U.S. Government sponsored agency obligations valued at $104,095,707; 0%-8.63%, 09/13/13-09/15/60)	0.06%	09/01/11	40,000,067	40,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/11, aggregate maturing value $350,000,583 (collateralized by U.S. Government sponsored agency obligations valued at $357,002,309; 0.16%-1.88%, 12/30/11-06/21/13)	0.06%	09/01/11	290,000,483	290,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 07/05/11, aggregate maturing value $325,039,813 (collateralized by U.S. Government sponsored agency obligations valued at $331,502,202; 0%-9.80%, 09/07/11-04/01/56)(d)	0.07%	09/06/11	275,033,688	275,000,000

Goldman, Sachs & Co., Joint agreement dated 08/31/11, aggregate maturing value $500,000,694 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,829; 0%-6.63%, 01/17/12-12/30/30)	0.05%	09/01/11	440,000,611	440,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 08/31/11, aggregate maturing value $250,000,278 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,893; 0%-4.63%, 02/27/12-05/04/37)	0.04%	09/01/11	190,000,211	190,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

RBS Securities Inc., Joint agreement dated 08/31/11, aggregate maturing value $500,000,833 (collateralized by U.S. Government sponsored agency obligations valued at $510,003,285; 0%-9.38%, 10/15/11-09/15/39)	0.06%	09/01/11	$440,000,733	$440,000,000

Societe Generale, Joint agreement dated 08/31/11, aggregate maturing value $750,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,405; 0%-5.88%, 11/04/11-04/01/56)	0.06%	09/01/11	675,001,125	675,000,000

Total Repurchase Agreements (Cost $3,981,167,128)				3,981,167,128

TOTAL INVESTMENTS(e)–99.98% (Cost $9,579,741,006)				9,579,741,006

OTHER ASSETS LESS LIABILITIES–0.02%				1,923,085

NET ASSETS–100.00%				$9,581,664,091

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Sr.	– Senior
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–89.56%
Federal Farm Credit Bank (FFCB)–13.56%
Bonds(a)	0.13%	09/20/11	$5,600	$5,599,970

Bonds(a)	0.32%	02/13/12	5,000	5,003,182

Bonds(a)	0.21%	07/19/12	5,000	5,000,000

Bonds(a)	0.22%	08/03/12	20,000	19,999,065

Bonds(a)	0.19%	08/15/12	5,000	4,999,523

Disc. Notes(b)	0.16%	09/21/11	15,000	14,998,667

Disc. Notes(b)	0.01%	09/26/11	10,000	9,999,931

Disc. Notes(b)	0.29%	11/17/11	7,169	7,164,630

				72,764,968

Federal Home Loan Bank (FHLB)–72.28%
Unsec. Bonds(a)	0.13%	09/09/11	8,100	8,099,911

Unsec. Bonds(a)	0.30%	09/13/11	5,000	5,000,000

Unsec. Bonds(a)	0.17%	09/23/11	5,000	4,999,939

Unsec. Bonds(a)	0.28%	10/20/11	5,000	5,000,000

Unsec. Bonds	0.10%	01/11/12	5,000	4,999,321

Unsec. Bonds	0.10%	01/19/12	10,000	9,998,618

Unsec. Bonds(a)	0.29%	01/20/12	5,000	4,999,807

Unsec. Bonds	0.13%	01/23/12	5,000	5,000,145

Unsec. Bonds	0.12%	02/23/12	5,000	4,998,965

Unsec. Bonds(a)	0.14%	07/13/12	10,000	9,999,568

Unsec. Bonds(a)	0.14%	07/19/12	5,000	5,000,000

Unsec. Disc. Notes(b)	0.00%	09/01/11	126,576	126,575,937

Unsec. Disc. Notes(b)	0.09%	09/06/11	10,000	9,999,875

Unsec. Disc. Notes(b)	0.05%	09/07/11	15,000	14,999,875

Unsec. Disc. Notes(b)	0.04%	10/07/11	10,000	9,999,600

Unsec. Disc. Notes(b)	0.07%	10/07/11	10,000	9,999,300

Unsec. Disc. Notes(b)	0.13%	10/07/11	8,000	7,998,960

Unsec. Disc. Notes(b)	0.14%	10/14/11	15,000	14,997,492

Unsec. Disc. Notes(b)	0.18%	10/26/11	7,500	7,497,938

Unsec. Disc. Notes(b)	0.10%	11/16/11	10,000	9,997,889

Unsec. Disc. Notes(b)	0.10%	11/25/11	10,000	9,997,639

Unsec. Disc. Notes(b)	0.07%	12/15/11	5,000	4,998,979

Unsec. Disc. Notes(b)	0.09%	12/28/11	5,000	4,998,525

Unsec. Disc. Notes(b)	0.10%	01/11/12	5,000	4,998,167

Unsec. Disc. Notes(b)	0.07%	01/18/12	5,230	5,228,586

Unsec. Disc. Notes(b)	0.12%	01/18/12	7,500	7,496,525

Unsec. Disc. Notes(b)	0.14%	01/20/12	5,000	4,997,258

Unsec. Disc. Notes(b)	0.12%	01/25/12	7,500	7,496,350

Unsec. Disc. Notes(b)	0.10%	02/01/12	10,000	9,995,963

Unsec. Disc. Notes(b)	0.10%	02/03/12	10,000	9,995,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes(b)	0.13%	02/03/12	$7,500	$7,495,802

Unsec. Disc. Notes(b)	0.13%	02/10/12	5,000	4,997,075

Unsec. Disc. Notes(b)	0.13%	02/10/12	5,000	4,996,963

Unsec. Global Bonds	0.17%	09/16/11	20,000	19,999,761

				387,856,427

Tennessee Valley Authority (TVA)–3.72%
Tennessee Valley Authority, Disc. Notes(b)	0.19%	09/22/11	10,000	9,998,892

Disc. Notes(b)	0.20%	09/22/11	10,000	9,998,833

				19,997,725

Total U.S. Government Sponsored Agency Securities (Cost $480,619,120)				480,619,120

U.S. Treasury Securities–15.75%(b)
U.S. Treasury Bills	0.00%	09/01/11	25,000	25,000,000

U.S. Treasury Bills	0.00%	09/08/11	14,000	13,999,997

U.S. Treasury Bills	0.00%	09/15/11	25,000	24,999,952

U.S. Treasury Bills	0.00%	09/22/11	15,000	14,999,991

U.S. Treasury Bills	0.28%	01/12/12	5,500	5,494,412

Total U.S. Treasury Securities (Cost $84,494,352)				84,494,352

TOTAL INVESTMENTS(c)–105.31% (Cost $565,113,472)				565,113,472

OTHER ASSETS LESS LIABILITIES–(5.31)%				(28,503,604)

NET ASSETS–100.00%				$536,609,868

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.39%
Alabama–0.38%
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.16%	05/01/41	$3,000	$3,000,000

Arizona–3.12%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(e)	0.25%	08/01/15	7,460	7,460,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.22%	12/01/37	12,000	12,000,000

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of San Francisco)(a)	0.20%	10/01/25	4,930	4,930,000

				24,390,000

Colorado–5.36%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	07/01/34	2,230	2,230,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	11/01/28	2,500	2,500,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP–FNMA)(a)	0.16%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.49%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.24%	07/01/21	4,565	4,565,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	12/01/34	6,810	6,810,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(d)	0.24%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	12/01/23	2,295	2,295,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(c)(d)	0.36%	12/01/30	12,190	12,190,000

				41,925,000

Connecticut–0.77%
Newtown (Town of); Series 2011, Unlimited Tax GO BAN	1.50%	02/22/12	6,000	6,030,173

District of Columbia–1.21%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.43%	01/01/29	9,497	9,497,000

Florida–5.46%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	12/01/29	6,930	6,930,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.21%	11/15/35	10,990	10,990,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.24%	06/01/22	2,900	2,900,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(e)	0.21%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.31%	11/01/25	1,300	1,300,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.35%	12/01/25	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	09/01/29	$2,450	$2,450,000

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	07/01/32	10,000	9,999,581

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	04/01/20	2,725	2,725,000

				42,694,581

Georgia–3.51%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.27%	01/01/21	5,635	5,635,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.21%	09/01/25	8,390	8,390,000

Gwinnett (County of) Housing Authority (The Greens Apartments) Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.19%	06/15/25	4,100	4,100,000

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	01/01/32	2,200	2,200,000

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	07/01/24	2,700	2,700,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	11/15/32	3,920	3,920,000

Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)(a)	0.17%	06/01/25	500	500,000

				27,445,000

Idaho–0.65%
Idaho (State of); Series 2011, Unlimited GO TAN	2.00%	06/29/12	5,000	5,071,559

Illinois–7.16%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(d)	0.14%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	06/01/36	7,255	7,255,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	03/01/30	4,845	4,845,000

Illinois (State of) Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.49%	01/01/19	4,100	4,100,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.13%	01/01/16	1,340	1,340,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.18%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	08/01/28	12,590	12,590,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.18%	03/01/28	1,100	1,100,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 A, RB(a)	0.43%	12/01/46	5,000	5,000,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	08/01/15	2,300	2,300,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.40%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.19%	06/01/32	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	08/15/25	$2,260	$2,260,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	09/01/32	3,130	3,130,000

				56,040,000

Indiana–1.65%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.29%	08/01/37	2,580	2,580,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.24%	12/01/23	3,850	3,850,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	07/01/27	6,500	6,500,000

				12,930,000

Iowa–0.48%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	10/01/32	640	640,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	02/01/33	1,130	1,130,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.15%	11/01/32	500	500,000

Iowa (State of) Higher Education Loan Authority, (Private Education Working Capital Loan Program–Morningside College); Series 2011 E, RAN (LOC–U.S. Bank, N.A.)(d)	2.00%	05/18/12	1,500	1,515,899

				3,785,899

Kansas–1.32%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(b)	0.22%	03/01/31	3,500	3,500,000

Wichita (City of); Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	6,800	6,800,123

				10,300,123

Maryland–0.29%
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	07/01/28	2,290	2,290,000

Massachusetts–0.61%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	09/01/38	4,800	4,800,000

Michigan–1.17%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.16%	10/15/38	1,870	1,870,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.22%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.60%	09/01/25	1,540	1,540,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	05/01/31	$600	$600,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	11/01/25	3,500	3,500,000

				9,125,000

Minnesota–2.63%
Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	01/01/12	1,200	1,200,000

Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 6-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	04/01/37	5,835	5,835,000

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2010 B, COP	2.00%	09/01/11	3,000	3,000,000

Series 2011 A, COP	2.00%	09/01/11	4,000	4,000,000

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	11/15/31	5,000	5,000,000

St. Paul (City of) Metropolitan Council; Series 2011 B, Ref. Wastewater Unlimited Tax GO Bonds	4.00%	12/01/11	1,500	1,513,352

				20,548,352

Mississippi–1.06%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 E, VRD Gulf Opportunity Zone IDR(a)	0.07%	12/01/30	2,900	2,900,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–FHLB of Dallas)(a)	0.21%	05/01/35	5,365	5,365,000

				8,265,000

Missouri–4.62%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.43%	11/01/27	1,785	1,785,000

Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.31%	11/01/18	1,200	1,200,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC–FHLB of Des Moines)(a)(d)	0.22%	11/01/21	1,950	1,950,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	02/01/28	1,595	1,595,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	04/01/30	2,000	2,000,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.24%	12/01/27	14,500	14,500,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.23%	12/01/15	3,950	3,950,000

St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	04/15/27	9,170	9,170,000

				36,150,000

Nevada–0.90%
Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.15%	06/01/39	7,000	7,000,000

New Hampshire–0.41%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.29%	06/01/28	3,200	3,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–4.66%
North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.27%	04/01/29	$6,000	$6,000,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.29%	08/01/23	2,210	2,210,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	10/01/18	2,400	2,400,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.16%	11/15/28	11,215	11,215,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	02/01/28	4,760	4,760,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.17%	12/01/36	9,900	9,900,000

				36,485,000

Ohio–2.93%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	11/01/40	6,000	6,000,000

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	12/01/32	15,390	15,390,000

Ohio (State of) (Logistics & Distribution Program); Series 2011 A, Development Assistance BAN	0.35%	06/01/12	1,500	1,500,000

				22,890,000

Pennsylvania–6.54%
Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	06/01/35	8,080	8,080,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.23%	09/01/18	2,570	2,570,000

Geisinger Authority (Geisinger Health System); Series 2005 C, VRD RB(a)	0.09%	08/01/28	500	500,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	10/15/25	7,945	7,945,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	09/01/28	7,815	7,815,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(c)(d)	0.17%	07/01/38	7,438	7,438,000

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.23%	04/01/20	1,900	1,900,000

Philadelphia (City of) Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.23%	07/01/27	3,000	3,000,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	07/01/27	11,920	11,920,000

				51,168,000

Rhode Island–5.41%
Rhode Island (State of) Health & Educational Building Corp. (Care New England);
Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	09/01/32	4,655	4,655,000

Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	09/01/37	26,720	26,720,000

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(a)(c)(d)	0.32%	07/01/31	10,950	10,950,000

				42,325,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina–0.90%
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(a)(d)	0.17%	01/01/34	$2,000	$2,000,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)(a)	0.18%	11/15/35	5,000	5,000,000

				7,000,000

Tennessee–1.64%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	04/01/24	1,100	1,100,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	05/15/31	1,375	1,375,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.68%	08/01/19	520	520,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(a)(c)(d)	0.23%	07/01/19	9,800	9,800,000

				12,795,000

Texas–16.62%
Arlington Independent School District; Series 2011 A, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.00%	02/15/12	3,225	3,263,765

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC–BNP Paribas)(a)(b)(c)(d)	0.25%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.13%	11/15/47	2,600	2,600,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	0.82%	03/01/33	5,620	5,620,000

Houston (City of);
Series 2009 H-2, Commercial Paper GO Notes	0.18%	09/06/11	12,800	12,800,000

Series 2009 H-2, Commercial Paper GO Notes	0.22%	10/18/11	7,000	7,000,000

Series 2009 H-2, Commercial Paper GO Notes	0.16%	11/03/11	7,000	7,000,000

Houston Independent School District; Series 2009, Ref. Limited Tax GO Bonds	4.00%	02/15/12	1,000	1,015,919

Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008 A, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	01/01/41	19,500	19,500,000

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	05/01/19	9,100	9,100,000

Pharr-San Juan-Alamo Independent School District; Series 2006, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/01/12	1,025	1,044,884

Richardson Independent School District; Series 2002, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.80%	02/15/12	1,000	1,016,071

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	12/01/27	13,165	13,165,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	12/01/28	22,945	22,945,000

San Antonio (City of); Series 2011, Combination Tax & Revenue Limited Tax Ctfs. of Obligation	2.00%	08/01/12	1,665	1,691,904

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	04/01/26	4,540	4,540,000

Spring Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/12	1,600	1,626,625

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.19%	02/15/27	7,760	7,760,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Texas A&M University System Board of Regents (Health Science Center); Series 2006, Permanent University Fund RB	4.50%	07/01/12	$1,130	$1,169,731

Travis (County of); Series 2011, Limited Tax Ctfs. of Obligation	3.00%	03/01/12	2,300	2,329,958

				130,038,857

Utah–1.17%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	06/01/21	2,700	2,700,000

Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds	2.00%	07/01/12	3,300	3,347,594

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.27%	04/01/42	3,125	3,125,000

				9,172,594

Virginia–4.47%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.19%	10/01/48	4,000	4,000,000

Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.21%	03/01/35	13,185	13,185,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2006, GO Commercial Paper BAN	0.13%	09/07/11	15,000	15,000,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.23%	12/01/19	1,190	1,190,000

				34,945,000

Washington–4.32%
King (County of);
Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	7,000	7,082,164

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	8,500	8,680,789

Lake Tapps Parkway Properties; Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	12/01/19	4,700	4,700,000

Seattle School District No. 1; Series 2007 A, Limited Tax GO Bonds	4.25%	12/01/11	1,000	1,009,735

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	09/01/33	3,385	3,385,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	07/01/22	1,515	1,515,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	08/01/24	2,250	2,250,000

				33,787,688

West Virginia–0.89%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.21%	01/01/34	7,000	7,000,000

Wisconsin–4.32%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–FHLB of Chicago)(a)	0.21%	10/01/42	5,340	5,340,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds(a)	0.15%	02/01/25	20,200	20,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	06/01/37	5,200	5,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.40%	07/01/14	$1,070	$1,070,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.29%	08/15/34	2,000	2,000,000

				33,810,000

Wyoming–2.76%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.16%	11/01/24	5,460	5,460,000

Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(c)(d)	0.15%	01/01/18	3,030	3,030,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.16%	11/01/24	13,060	13,060,000

				21,550,000

TOTAL INVESTMENTS(f)(g)–99.39% (Cost $777,454,826)				777,454,826

OTHER ASSETS LESS LIABILITIES–-0.61%				4,806,920

NET ASSETS–100.00%				$782,261,746

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $49,922,000, which represented 6.38% of the Trust’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 6.6%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	22.6%

Wells Fargo Bank, N.A.	8.4

Federal National Mortgage Association	7.8

Bank of America, N.A.	7.8

PNC Bank, N.A.	6.5

Federal Home Loan Mortgage Corp.	6.5

U.S. Bank, N.A.	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2011

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$18,831,330,041	$2,575,889,340	$5,207,897,916	$5,598,573,878	$565,113,472	$777,454,826

Repurchase agreements, at value and cost	783,820,062	407,580,232	9,677,140,012	3,981,167,128	—	—

Total investments, at value and cost	19,615,150,103	2,983,469,572	14,885,037,928	9,579,741,006	565,113,472	777,454,826

Cash	—	—	—	—	—	1,489,869

Receivable for:
Investments sold	29,515,109	1,840,042	—	—	—	3,035,000

Interest	4,162,897	77,293	6,174,086	2,822,607	36,840	602,457

Fund expenses absorbed	356,427	225,186	1,267,819	604,914	25,152	75,119

Investment for trustee deferred compensation and retirement plans	540,770	253,659	253,618	106,101	49,538	94,831

Other assets	27,045	155,725	33,420	48,133	21,721	64,007

Total assets	19,649,752,351	2,986,021,477	14,892,766,871	9,583,322,761	565,246,723	782,816,109

Liabilities:
Payable for:
Investments purchased	101,357,639	149,971,931	—	—	24,999,951	—

Amount due custodian	—	—	—	—	3,434,559	—

Dividends	1,300,329	78,193	257,128	158,766	9,382	13,768

Accrued fees to affiliates	988,782	304,321	1,718,109	661,600	56,529	96,719

Accrued operating expenses	294,784	69,756	197,604	205,727	37,562	41,635

Trustee deferred compensation and retirement plans	3,031,023	1,085,322	1,397,997	632,577	98,872	402,241

Total liabilities	106,972,557	151,509,523	3,570,838	1,658,670	28,636,855	554,363

Net assets applicable to shares outstanding	$19,542,779,794	$2,834,511,954	$14,889,196,033	$9,581,664,091	$536,609,868	$782,261,746

Net assets consist of:
Shares of beneficial interest	$19,540,288,844	$2,833,454,301	$14,887,523,501	$9,580,893,547	$536,555,321	$782,390,520

Undistributed net investment income	2,549,244	1,057,653	1,298,049	665,566	47,168	(50,202)

Undistributed net realized gain (loss)	(58,294)	—	374,483	104,978	7,379	(78,572)

	$19,542,779,794	$2,834,511,954	$14,889,196,033	$9,581,664,091	$536,609,868	$782,261,746

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2011

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets:
Institutional Class	$15,240,108,881	$1,892,172,704	$5,180,617,899	$5,655,734,288	$376,002,280	$502,025,214

Private investment class	$501,630,183	$267,621,156	$845,022,359	$549,857,186	$47,637,695	$98,842,321

Personal investment class	$107,680,509	$84,450,826	$185,308,690	$14,693,066	$4,800,691	$4,217,713

Cash management class	$1,567,467,868	$451,633,575	$6,379,705,514	$1,674,547,571	$39,368,657	$106,336,213

Reserve class	$90,227,410	$6,788,303	$148,670,928	$70,375,521	$873,567	$18,284,412

Resource class	$177,080,633	$29,213,305	$293,546,783	$272,175,782	$17,084,957	$24,601,977

Corporate class	$1,858,584,310	$102,632,085	$1,856,323,860	$1,344,280,677	$50,842,021	$27,953,896

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	15,238,247,814	1,892,588,974	5,179,960,506	5,655,324,451	375,927,621	502,019,018

Private investment class	501,570,970	267,691,451	844,877,292	549,786,704	47,656,099	98,828,241

Personal investment class	107,669,048	84,390,678	185,213,292	14,688,725	4,800,897	4,214,128

Cash management class	1,567,143,393	451,595,738	6,378,731,604	1,674,429,091	39,362,544	106,359,545

Reserve class	90,226,156	6,789,528	148,641,499	70,371,440	871,674	18,281,949

Resource class	177,042,546	29,184,315	293,469,131	272,125,000	17,081,493	24,599,571

Corporate class	1,858,483,302	102,613,571	1,856,189,618	1,344,214,816	50,842,020	27,954,376

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2011

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$64,523,410	$7,359,137	$18,355,503	$12,636,719	$636,992	$2,501,477

Expenses:
Advisory fees	33,021,124	4,544,757	20,383,326	7,363,909	820,555	1,991,187

Administrative services fees	1,170,423	600,895	917,667	730,917	166,652	260,237

Custodian fees	771,639	117,483	486,565	358,642	19,966	33,732

Distribution fees:
Private Investment Class	2,607,324	1,539,105	4,094,138	2,511,247	222,005	482,490

Personal Investment Class	781,761	706,896	1,318,683	109,681	46,537	37,302

Cash Management Class	2,214,082	486,337	5,419,141	1,210,302	19,183	132,403

Reserve Class	1,098,050	68,897	943,877	1,000,513	14,036	190,957

Resource Class	440,945	206,345	654,318	536,655	26,670	65,377

Corporate Class	670,128	52,908	605,033	317,619	892	4,224

Transfer agent fees	1,981,267	272,685	1,232,121	662,752	41,733	78,353

Trustees’ and officers’ fees and benefits	620,739	96,109	359,410	205,376	25,202	36,917

Other	890,569	236,183	503,788	541,791	136,698	155,577

Total expenses	46,268,051	8,928,600	36,918,067	15,549,404	1,540,129	3,468,756

Less: Fees waived	(11,782,131)	(3,959,167)	(22,115,000)	(6,015,758)	(1,071,192)	(1,359,955)

Net expenses	34,485,920	4,969,433	14,803,067	9,533,646	468,937	2,108,801

Net investment income	30,037,490	2,389,704	3,552,436	3,103,073	168,055	392,676

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	(58,293)	—	495,071	104,979	7,379	(5,583)

Net increase in net assets resulting from operations	$29,979,197	$2,389,704	$4,047,507	$3,208,052	$175,434	$387,093

*	Includes net gains from securities sold to affiliates of $533 and $272 for Government & Agency Portfolio and Government TaxAdvantage Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Changes in Net Assets

For the year ended August 31, 2011 and 2010

	Liquid Assets Portfolio		STIC Prime Portfolio
	August 31,	August 31,	August 31,	August 31,
	2011	2010	2011	2010

Operations:
Net investment income	$30,037,490	$41,344,689	$2,389,704	$3,629,017

Net realized gain (loss)	(58,293)	25,776	—	3,272

Net increase in net assets resulting from operations	29,979,197	41,370,465	2,389,704	3,632,289

Distributions to shareholders from net investment income:
Institutional Class	(25,064,971)	(31,530,180)	(1,914,692)	(2,765,162)

Private Investment Class	(104,657)	(206,226)	(61,778)	(97,642)

Personal Investment Class	(20,916)	(33,631)	(18,886)	(40,487)

Cash Management Class	(1,808,242)	(3,282,358)	(214,666)	(420,402)

Reserve Class	(22,045)	(29,589)	(1,386)	(2,525)

Resource Class	(45,485)	(178,336)	(20,695)	(76,679)

Corporate Class	(2,971,174)	(6,084,369)	(157,601)	(226,071)

Total distributions from net investment income	(30,037,490)	(41,344,689)	(2,389,704)	(3,628,968)

Share transactions–net:
Institutional Class	(1,076,951,392)	(3,947,256,097)	39,264,332	(720,814,255)

Private Investment Class	(207,822,434)	(39,293,459)	(39,362,727)	(122,995,654)

Personal Investment Class	(3,795,941)	(34,185,294)	(4,527,089)	(92,429,254)

Cash Management Class	(1,059,890,679)	(567,045,577)	229,414	(462,695,213)

Reserve Class	(18,744,717)	35,953,650	(1,245,728)	(1,306,574)

Resource Class	(84,339,783)	(538,921,577)	(121,895,207)	(72,423,319)

Corporate Class	(1,816,634,825)	(2,404,930,689)	(168,978,677)	137,728,956

Net increase (decrease) in net assets resulting from share transactions	(4,268,179,771)	(7,495,679,043)	(296,515,682)	(1,334,935,313)

Net increase (decrease) in net assets	(4,268,238,064)	(7,495,653,267)	(296,515,682)	(1,334,931,992)

Net assets:
Beginning of year	23,811,017,858	31,306,671,125	3,131,027,636	4,465,959,628

End of year*	$19,542,779,794	$23,811,017,858	$2,834,511,954	$3,131,027,636

* Includes accumulated undistributed net investment income (loss)	$2,549,244	$2,523,469	$1,057,653	$1,159,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2011 and 2010

			Government &
	Treasury Portfolio		Agency Portfolio
	August 31,	August 31,	August 31,	August 31,
	2011	2010	2011	2010

Operations:
Net investment income	$3,552,436	$5,434,686	$3,103,073	$9,168,708

Net realized gain	495,071	310,786	104,979	134,129

Net increase in net assets resulting from operations	4,047,507	5,745,472	3,208,052	9,302,837

Distributions to shareholders from net investment income:
Institutional Class	(1,646,245)	(2,054,316)	(2,277,120)	(7,254,137)

Private Investment Class	(169,870)	(250,010)	(100,807)	(163,105)

Personal Investment Class	(36,476)	(53,754)	(2,934)	(4,859)

Cash Management Class	(1,131,781)	(2,301,435)	(250,978)	(626,149)

Reserve Class	(19,409)	(15,259)	(20,083)	(31,338)

Resource Class	(67,747)	(108,104)	(53,861)	(112,234)

Corporate Class	(480,896)	(651,808)	(397,290)	(976,886)

Total distributions from net investment income	(3,552,424)	(5,434,686)	(3,103,073)	(9,168,708)

Share transactions–net:
Institutional Class	649,938,568	(351,869,785)	1,112,658,773	(5,271,910,147)

Private Investment Class	60,672,576	(1,483,613,444)	(8,156,568)	(223,264,710)

Personal Investment Class	11,874,463	(38,299,452)	710,512	(3,769,896)

Cash Management Class	1,099,901,588	(6,219,363,410)	631,644,460	(882,048,007)

Reserve Class	96,918,581	22,013,966	(113,478,371)	44,451,192

Resource Class	(115,864,624)	43,981,891	(21,992,305)	(192,362,727)

Corporate Class	302,491,390	(485,776,326)	174,187,597	(628,244,289)

Net increase (decrease) in net assets resulting from share transactions	2,105,932,542	(8,512,926,560)	1,775,574,098	(7,157,148,584)

Net increase (decrease) in net assets	2,106,427,625	(8,512,615,774)	1,775,679,077	(7,157,014,455)

Net assets:
Beginning of year	12,782,768,408	21,295,384,182	7,805,985,014	14,962,999,469

End of year*	$14,889,196,033	$12,782,768,408	$9,581,664,091	$7,805,985,014

* Includes accumulated undistributed net investment income (loss)	$1,298,049	$919,673	$665,566	$531,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2011 and 2010

	Government Tax		Tax-Free Cash
	Advantage Portfolio		Reserve Portfolio
	August 31,	August 31,	August 31,	August 31,
	2011	2010	2011	2010

Operations:
Net investment income	$168,055	$202,328	$392,676	$627,127

Net realized gain	7,379	6,705	(5,583)	(30,074)

Net increase in net assets resulting from operations	175,434	209,033	387,093	597,053

Distributions to shareholders from net investment income:
Institutional Class	(142,820)	(171,437)	(330,463)	(469,361)

Private Investment Class	(14,193)	(12,778)	(19,378)	(44,081)

Personal Investment Class	(1,623)	(2,886)	(998)	(1,823)

Cash Management Class	(4,994)	(5,252)	(28,288)	(69,906)

Reserve Class	(361)	(898)	(3,845)	(4,434)

Resource Class	(3,464)	(8,979)	(6,551)	(29,707)

Corporate Class	(600)	(98)	(3,153)	(7,818)

Total distributions from net investment income	(168,055)	(202,328)	(392,676)	(627,130)

Share transactions–net:
Institutional Class	200,326,458	(360,292,542)	(177,058,455)	(150,282,445)

Private Investment Class	19,214,381	(14,500,490)	(20,076,002)	(87,472,620)

Personal Investment Class	(1,793,379)	(5,523,164)	(3,296,510)	100,130

Cash Management Class	29,558,474	(15,921,040)	(21,918,412)	(232,165,646)

Reserve Class	30,018	(4,903,731)	3,542,784	(88,502)

Resource Class	5,924,443	(6,613,577)	(19,053,694)	(85,418,705)

Corporate Class	44,832,018	5,995,442	27,240,936	(45,831,983)

Net increase (decrease) in net assets resulting from share transactions	298,092,413	(401,759,102)	(210,619,353)	(601,159,771)

Net increase (decrease) in net assets	298,099,792	(401,752,397)	(210,624,936)	(601,189,848)

Net assets:
Beginning of year	238,510,076	640,262,473	992,886,682	1,594,076,530

End of year*	$536,609,868	$238,510,076	$782,261,746	$992,886,682

* Includes accumulated undistributed net investment income (loss)	$47,168	$55,680	$(50,202)	$(3)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Notes to Financial Statements

August 31, 2011

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds’ securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

50        Short-Term Investments Trust

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250	Next $250	Over $500
	million	million	million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional

51        Short-Term Investments Trust

Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2011.
  For the year ended August 31, 2011, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense	Yield
	Limitation	Support

Liquid Assets Portfolio	$7,626,959	$—

STIC Prime Portfolio	1,622,161	45,471

Treasury Portfolio	4,854,049	5,240,496

Government & Agency Portfolio	—	1,191,728

Government TaxAdvantage Portfolio	604,649	146,542

Tax-Free Cash Reserve Portfolio	369,201	181,703

  Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2011 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$835,319	$435,323	$98,855	$805,176	$143,536	N/A

STIC Prime Portfolio	674,303	439,944	95,882	53,736	71,318	$4,711

Treasury Portfolio	2,343,815	940,765	3,697,096	812,035	470,015	430,029

Government & Agency Portfolio	1,322,377	75,065	612,573	826,745	338,692	135,373

Government TaxAdvantage Portfolio	106,378	33,149	13,608	12,060	19,537	862

Tax-Free Cash Reserve Portfolio	206,742	25,492	57,765	160,921	39,614	2,945

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

52        Short-Term Investments Trust

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2011, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the year ended August 31, 2011, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$1,042,930	$208,470	$442,816	$142,747	N/A	N/A

STIC Prime Portfolio	615,642	188,506	97,267	8,957	41,269	N/A

Treasury Portfolio	1,637,655	351,649	1,083,828	122,704	130,864	N/A

Government & Agency Portfolio	1,004,499	29,248	242,060	130,067	107,331	N/A

Government TaxAdvantage Portfolio	111,002	12,410	3,836	1,825	5,334	N/A

Tax-Free Cash Reserve Portfolio	241,245	9,947	26,481	24,824	13,075	N/A

  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the year ended August 31, 2011, there were no significant transfers between investment levels.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$19,615,150,103	$—	$19,615,150,103

STIC Prime Portfolio	—	2,983,469,572	—	2,983,469,572

Treasury Portfolio	—	14,885,037,928	—	14,885,037,928

Government & Agency Portfolio	—	9,579,741,006	—	9,579,741,006

Government TaxAdvantage Portfolio	—	565,113,472	—	565,113,472

Tax-Free Cash Reserve Portfolio	—	777,454,826	—	777,454,826

53        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2011, each Fund engaged in transactions with affiliates as listed below:

			Net Realized
	Securities Purchases	Securities Sales	Gains/(Losses)

Liquid Assets Portfolio	$1,025,007,344	$1,100,799,672	$—

STIC Prime Portfolio	253,603,605	157,442,824	—

Government & Agency Portfolio	57,447,320	73,449,929	533

Government TaxAdvantage Portfolio	15,999,929	88,447,320	272

Tax-Free Cash Reserve Portfolio	1,041,404,075	1,074,733,048	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the year ended August 31, 2011, the Funds in aggregate paid legal fees of $101,496 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2011 and 2010:

	2011	2010
	Ordinary Income	Ordinary Income

Liquid Assets Portfolio	$30,037,490	$41,344,689

STIC Prime Portfolio	2,389,704	3,628,968

Treasury Portfolio	3,552,424	5,434,686

Government & Agency Portfolio	3,103,073	9,168,708

Government TaxAdvantage Portfolio	168,055	202,328

Tax-Free Cash Reserve Portfolio	392,676	627,130

54        Short-Term Investments Trust

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary			Shares of
	Ordinary	Book/Tax	Capital Loss	Post-October	Beneficial
	Income	Differences	Carryforward	Deferrals	Interest	Total Net Assets

Liquid Assets Portfolio	$5,541,244	$(2,977,472)	$—	$(72,822)	$19,540,288,844	$19,542,779,794

STIC Prime Portfolio	2,117,856	(1,060,203)	—	—	2,833,454,301	2,834,511,954

Treasury Portfolio	3,045,414	(1,372,882)	—	—	14,887,523,501	14,889,196,033

Government & Agency Portfolio	1,392,610	(622,066)	—	—	9,580,893,547	9,581,664,091

Government TaxAdvantage Portfolio	148,513	(93,966)	—	—	536,555,321	536,609,868

Tax-Free Cash Reserve Portfolio	352,038	(402,240)	(72,990)	(5,582)	782,390,520	782,261,746

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. The Funds capital loss carryforward amounts utilized in the current period to offset net realized gain for federal income tax purposes are as follows:

Capital Loss
	Carryforward	Capital Loss
	Subject to Annual	Carryforward
	Limitation	Utilized

Treasury Portfolio	$—	$120,587

  The Funds have a capital loss carryforward as of August 31, 2011 which expires as follows:

	2015	2017	2018	2019	Total*

Tax-Free Cash Reserve Portfolio	$13,734	$12,152	$17,030	$30,074	$72,990

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2011, the following reclassifications were made and had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of Beneficial
	Investment Income (Loss)	Realized Gain (Loss)	Interest

Liquid Assets Portfolio	$25,775	$(25,775)	$0

STIC Prime Portfolio	(101,758)	(3,272)	105,030

Treasury Portfolio	378,364	(931,917)	553,553

Government & Agency Portfolio	134,130	(134,130)	0

Government TaxAdvantage Portfolio	(8,512)	(6,705)	15,217

Tax-Free Cash Reserve Portfolio	(50,199)	0	50,199

55        Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	114,974,747,244	$114,974,747,244	111,348,098,381	$111,348,098,381

Private investment class	2,097,458,780	2,097,458,780	4,634,492,979	4,634,492,979

Personal investment class	583,984,515	583,984,515	763,013,240	763,013,240

Cash management class	17,713,105,743	17,713,105,743	18,149,320,369	18,149,320,369

Reserve class	576,444,353	576,444,353	912,834,784	912,834,784

Resource class	1,578,904,039	1,578,904,039	2,401,346,017	2,401,346,017

Corporate class	17,336,495,408	17,336,495,408	21,340,345,915	21,340,345,915

Issued as reinvestment of dividends:
Institutional Class	11,043,998	11,043,998	11,793,605	11,793,605

Private investment class	37,630	37,630	89,801	89,801

Personal investment class	16,453	16,453	31,410	31,410

Cash management class	1,152,856	1,152,856	1,929,450	1,929,450

Reserve class	22,368	22,368	29,589	29,589

Resource class	50,434	50,434	178,336	178,336

Corporate class	1,304,161	1,304,161	2,178,748	2,178,748

Reacquired:
Institutional Class	(116,062,742,634)	(116,062,742,634)	(115,307,148,083)	(115,307,148,083)

Private investment class	(2,305,318,844)	(2,305,318,844)	(4,673,876,239)	(4,673,876,239)

Personal investment class	(587,796,909)	(587,796,909)	(797,229,944)	(797,229,944)

Cash management Class	(18,774,149,278)	(18,774,149,278)	(18,718,295,396)	(18,718,295,396)

Reserve class	(595,211,438)	(595,211,438)	(876,910,723)	(876,910,723)

Resource class	(1,663,294,256)	(1,663,294,256)	(2,940,445,930)	(2,940,445,930)

Corporate class	(19,154,434,394)	(19,154,434,394)	(23,747,455,352)	(23,747,455,352)

Net increase (decrease) in share activity	(4,268,179,771)	$(4,268,179,771)	(7,495,679,043)	$(7,495,679,043)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 16% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

56        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,894,152,113	$8,894,152,113	8,137,414,192	$8,137,414,192

Private Investment Class	2,199,271,995	2,199,271,995	2,038,753,570	2,038,753,570

Personal Investment Class	2,117,878,669	2,117,878,669	2,113,012,972	2,113,012,972

Cash Management Class	2,929,112,525	2,929,112,525	3,237,866,716	3,237,866,716

Reserve Class	68,100,033	68,100,033	73,594,339	73,594,339

Resource Class	635,057,207	635,057,207	1,363,725,171	1,363,725,171

Corporate Class	981,962,145	981,962,145	1,184,433,510	1,184,433,510

Issued as reinvestment of dividends:
Institutional Class	725,692	725,692	1,065,471	1,065,471

Private Investment Class	33,359	33,359	55,617	55,617

Personal Investment Class	15,323	15,323	39,874	39,874

Cash Management Class	106,092	106,092	191,335	191,335

Reserve Class	436	436	929	929

Resource Class	6,389	6,389	36,766	36,766

Corporate Class	169,477	169,477	190,166	190,166

Reacquired:
Institutional Class	(8,855,613,473)	(8,855,613,473)	(8,859,293,918)	(8,859,293,918)

Private Investment Class	(2,238,668,081)	(2,238,668,081)	(2,161,804,841)	(2,161,804,841)

Personal Investment Class	(2,122,421,081)	(2,122,421,081)	(2,205,482,100)	(2,205,482,100)

Cash Management Class	(2,928,989,203)	(2,928,989,203)	(3,700,753,264)	(3,700,753,264)

Reserve Class	(69,346,197)	(69,346,197)	(74,901,842)	(74,901,842)

Resource Class	(756,958,803)	(756,958,803)	(1,436,185,256)	(1,436,185,256)

Corporate Class	(1,151,110,299)	(1,151,110,299)	(1,046,894,720)	(1,046,894,720)

Net increase (decrease) in share activity	(296,515,682)	$(296,515,682)	(1,334,935,313)	$(1,334,935,313)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	26,030,423,281	$26,030,423,281	26,015,348,319	$26,015,348,319

Private Investment Class	5,499,203,569	5,499,203,569	5,254,723,019	5,254,723,019

Personal Investment Class	1,649,945,502	1,649,945,502	1,412,595,956	1,412,595,956

Cash Management Class	37,920,690,992	37,920,690,992	46,154,326,471	46,154,326,471

Reserve Class	657,687,537	657,687,537	483,165,598	483,165,598

Resource Class	1,127,136,815	1,127,136,815	1,752,498,428	1,752,498,428

Corporate Class	19,540,700,409	19,540,700,409	15,342,096,983	15,342,096,983

Issued as reinvestment of dividends:
Institutional Class	583,687	583,687	747,041	747,041

Private Investment Class	37,590	37,590	75,219	75,219

Personal Investment Class	34,938	34,938	53,754	53,754

Cash Management Class	152,156	152,156	378,147	378,147

Reserve Class	13,566	13,566	13,500	13,500

Resource Class	40,664	40,664	86,444	86,444

Corporate Class	151,996	151,996	362,782	362,782

Reacquired:
Institutional Class	(25,381,068,400)	(25,381,068,400)	(26,367,965,145)	(26,367,965,145)

Private Investment Class	(5,438,568,583)	(5,438,568,583)	(6,738,411,682)	(6,738,411,682)

Personal Investment Class	(1,638,105,977)	(1,638,105,977)	(1,450,949,162)	(1,450,949,162)

Cash Management Class	(36,820,941,560)	(36,820,941,560)	(52,374,068,028)	(52,374,068,028)

Reserve Class	(560,782,522)	(560,782,522)	(461,165,132)	(461,165,132)

Resource Class	(1,243,042,103)	(1,243,042,103)	(1,708,602,981)	(1,708,602,981)

Corporate Class	(19,238,361,015)	(19,238,361,015)	(15,828,236,091)	(15,828,236,091)

Net increase (decrease) in share activity	2,105,932,542	$2,105,932,542	(8,512,926,560)	$(8,512,926,560)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	61,611,815,820	$61,611,815,820	67,756,450,341	$67,756,450,341

Private Investment Class	2,549,756,494	2,549,756,494	2,696,887,600	2,696,887,600

Personal Investment Class	63,367,177	63,367,177	92,389,908	92,389,908

Cash Management Class	7,338,150,426	7,338,150,426	7,083,908,025	7,083,908,025

Reserve Class	365,919,015	365,919,015	422,419,004	422,419,004

Resource Class	2,088,493,367	2,088,493,367	2,822,954,303	2,822,954,303

Corporate Class	8,382,738,522	8,382,738,522	7,677,568,255	7,677,568,255

Issued as reinvestment of dividends:
Institutional Class	1,388,120	1,388,120	4,390,052	4,390,052

Private Investment Class	21,179	21,179	79,517	79,517

Personal Investment Class	269	269	773	773

Cash Management Class	173,309	173,309	626,149	626,149

Reserve Class	1,867	1,867	24,160	24,160

Resource Class	40,787	40,787	79,024	79,024

Corporate Class	191,614	191,614	560,152	560,152

Reacquired:
Institutional Class	(60,500,545,167)	(60,500,545,167)	(73,032,750,540)	(73,032,750,540)

Private Investment Class	(2,557,934,241)	(2,557,934,241)	(2,920,231,827)	(2,920,231,827)

Personal Investment Class	(62,656,934)	(62,656,934)	(96,160,577)	(96,160,577)

Cash Management Class	(6,706,679,275)	(6,706,679,275)	(7,966,582,181)	(7,966,582,181)

Reserve Class	(479,399,253)	(479,399,253)	(377,991,972)	(377,991,972)

Resource Class	(2,110,526,459)	(2,110,526,459)	(3,015,396,054)	(3,015,396,054)

Corporate Class	(8,208,742,539)	(8,208,742,539)	(8,306,372,696)	(8,306,372,696)

Net increase (decrease) in share activity	1,775,574,098	$1,775,574,098	(7,157,148,584)	$(7,157,148,584)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,711,332,476	$2,711,332,476	1,874,494,393	$1,874,494,393

Private Investment Class	437,193,566	437,193,566	285,652,489	285,652,489

Personal Investment Class	88,578,959	88,578,959	48,028,492	48,028,492

Cash Management Class	43,825,246	43,825,246	15,573,413	15,573,413

Reserve Class	6,204,928	6,204,928	31,391,659	31,391,659

Resource Class	18,185,832	18,185,832	63,939,100	63,939,100

Corporate Class	50,832,014	50,832,014	79,010,000	79,010,000

Issued as reinvestment of dividends:
Institutional Class	128,424	128,424	171,437	171,437

Private Investment Class	3,850	3,850	5,708	5,708

Cash Management Class	4,412	4,412	5,252	5,252

Reserve Class	315	315	201	201

Resource Class	2,702	2,702	2,720	2,720

Corporate Class	67	67	66	66

Reacquired:
Institutional Class	(2,511,134,442)	(2,511,134,442)	(2,234,958,372)	(2,234,958,372)

Private Investment Class	(417,983,035)	(417,983,035)	(300,158,687)	(300,158,687)

Personal Investment Class	(90,372,338)	(90,372,338)	(53,551,656)	(53,551,656)

Cash Management Class	(14,271,184)	(14,271,184)	(31,499,705)	(31,499,705)

Reserve Class	(6,175,225)	(6,175,225)	(36,295,591)	(36,295,591)

Resource Class	(12,264,091)	(12,264,091)	(70,555,397)	(70,555,397)

Corporate Class	(6,000,063)	(6,000,063)	(73,014,624)	(73,014,624)

Net increase (decrease) in share activity	298,092,413	$298,092,413	(401,759,102)	$(401,759,102)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,598,415,148	$1,598,415,148	2,381,530,077	$2,381,530,077

Private Investment Class	189,820,412	189,820,412	242,313,052	242,313,052

Personal Investment Class	7,217,382	7,217,382	13,124,110	13,124,110

Cash Management Class	738,707,920	738,707,920	1,434,961,472	1,434,961,472

Reserve Class	37,462,640	37,462,640	15,733,372	15,733,372

Resource Class	7,155,166,244	7,155,166,244	115,599,863	115,599,863

Corporate Class	57,238,303	57,238,303	8,703,078	8,703,078

Issued as reinvestment of dividends:
Institutional Class	66,383	66,383	110,090	110,090

Private Investment Class	14,993	14,993	38,670	38,670

Personal Investment Class	314	314	478	478

Cash Management Class	20,854	20,854	52,512	52,512

Reserve Class	3,752	3,752	4,562	4,562

Resource Class	5,421	5,421	24,091	24,091

Corporate Class	2,633	2,633	7,818	7,818

Reacquired:
Institutional Class	(1,775,539,986)	(1,775,539,986)	(2,531,922,612)	(2,531,922,612)

Private Investment Class	(209,911,407)	(209,911,407)	(329,824,342)	(329,824,342)

Personal Investment Class	(10,514,206)	(10,514,206)	(13,024,458)	(13,024,458)

Cash Management Class	(760,647,186)	(760,647,186)	(1,667,179,630)	(1,667,179,630)

Reserve Class	(33,923,608)	(33,923,608)	(15,826,436)	(15,826,436)

Resource Class	(7,174,225,359)	(7,174,225,359)	(201,042,659)	(201,042,659)

Corporate Class	(30,000,000)	(30,000,000)	(54,542,879)	(54,542,879)

Net increase (decrease) in share activity	(210,619,353)	$(210,619,353)	(601,159,771)	$(601,159,771)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Corporate Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Year ended 08/31/11	$1.00	$0.00	(b)	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.12%	$1,858,584	0.17	%(c)	0.20	%(c)	0.12	%(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	3,675,221	0.17		0.21		0.17
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.27	6,080,137	0.19		0.24		1.14
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.77	2,491,241	0.15		0.20		3.61
Year ended 08/31/07	1.00	0.05		(0.00)	0.05	(0.05)	—	(0.05)	1.00	5.34	636,222	0.15		0.21		5.22

STIC Prime Portfolio
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.08	102,632	0.16	(c)	0.22	(c)	0.08	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	271,611	0.17		0.22		0.12
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.86	133,882	0.20		0.26		0.90
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.60	389,172	0.15		0.21		3.43
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.35	616,436	0.15		0.22		5.22

Treasury Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,856,324	0.11	(c)	0.21	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,553,767	0.15		0.21		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.36	2,039,501	0.18		0.23		0.34
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.90	859,460	0.15		0.21		2.63
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.14	448,144	0.15		0.22		5.00

Government & Agency Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,344,281	0.13	(c)	0.16	(c)	0.04	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	1,170,076	0.16		0.16		0.08
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.70	1,798,303	0.17		0.18		0.57
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.39	27,199	0.15		0.17		3.25
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.28	317,772	0.15		0.18		5.15

Government TaxAdvantage Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	50,842	0.10	(c)	0.29	(c)	0.04	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,010	0.15		0.29		0.03
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.56	15	0.18		0.33		0.48
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.24	14	0.15		0.27		3.27
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.18	14	0.15		0.33		5.05

Tax-Free Cash Reserve Portfolio
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	27,954	0.24	(c)	0.32	(c)	0.05	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	713	0.27		0.32		0.05
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.88	46,528	0.30		0.34		1.01
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.71	42,829	0.25	(d)	0.28	(d)	1.73	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.24	146,677	0.25		0.28		3.20
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.38	160,208	0.25		0.28		3.33

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s) of $2,233,758, $176,359, $2,016,777, $1,058,730, $2,974 and $14,079 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Corporate Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Corporate Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Corporate Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 21, 2011
Houston, Texas

63        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011, through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Corporate Class	(03/01/11)	(08/31/11)[1]	Period[2]	(08/31/11)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.40	$0.86	$1,024.35	$0.87	0.17%

STIC Prime Portfolio	1,000.00	1,000.20	0.81	1,024.40	0.82	0.16

Treasury Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07

Government & Agency Portfolio	1,000.00	1,000.30	0.50	1,024.70	0.51	0.10

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.40	1,024.80	0.41	0.08

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	1.11	1,024.10	1.12	0.22

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2011, through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

64        Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts
(Government & Agency Portfolio, Tax-Free Cash Reserve Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust (the Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of the Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under each Fund’s agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of each Fund’s investment advisory agreement.

Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of each Fund’s sub-advisory contracts.

Tax-Free Cash Reserve Portfolio, Liquid Assets Portfolio and STIC Prime Portfolio
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are

65        Short-Term Investments Trust

appropriate and satisfactory and in accordance with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the same level as the performance of the Index for the one year period and below the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of the performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in each Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Institutional Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Government & Agency Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Government TaxAdvantage Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted

66        Short-Term Investments Trust

that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Treasury Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Tax-Free Cash Reserve Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Liquid Assets Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

STIC Prime Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but that each Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Tax-Free Cash Reserve Portfolio and Government TaxAdvantage Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

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E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

Government & Agency Portfolio, Tax-Free Cash Reserve Portfolio and Liquid Assets Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.

STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that each Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to each Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that each Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of each Fund and its shareholders.

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Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2011:

		Corporate
	Qualified	Dividends		Tax-Exempt
	Dividend	Received	U.S. Treasury	Interest
Federal and State Income Tax	Income*	Deduction*	Obligations*	Dividends

Liquid Assets Portfolio	0.00%	0.00%	0.00%	0.00%

STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%

Treasury Portfolio	0.00%	0.00%	49.94%	0.00%

Government & Agency Portfolio	0.00%	0.00%	2.98%	0.00%

Government TaxAdvantage Portfolio	0.00%	0.00%	10.17%	0.00%

Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100.00%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

	Qualified	Qualified
	Short-Term	Interest
Non-Resident Alien Shareholders	Gains	Income**

Liquid Assets Portfolio	—	0.00%

STIC Prime Portfolio	—	0.00%

Treasury Portfolio	—	100%

Government & Agency Portfolio	$134,129	100%

Government TaxAdvantage Portfolio	—	0.00%

Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

69        Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
			in Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	143	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, Executive Vice President	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.	143	None

		Formerly: Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	161	Director of the Abraham Lincoln Presidential Library Foundation

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	143	ACE Limited (insurance company); and Investment Company Institute

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen has been deemed to be an interested person of the Trust because of his prior service as counsel to the predecessor funds of certain Invesco open-end funds and his affiliation with the law firm that served as counsel to such predecessor funds and continues to serve as counsel to the Invesco Van Kampen closed-end funds.

T-1        Short-Term Investments Trust

Trustees and Officers—(continued)

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
Name, Year of			in Fund Complex
Birth and Position(s)	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	161	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

Bob R. Baker — 1936 Trustee	2003	Retired	143	None
		Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie	143	Director and Chairman, C.D. Stimson Company (a real estate investment company)

James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	143	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society

Rodney Dammeyer — 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services. Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	161	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)	143	Board of Nature’s Sunshine Products, Inc.
		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)	143	Administaff
		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives

Carl Frischling — 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	143	Director, Reich & Tang Funds (16 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Retired	143	None
		Formerly: Chief Executive Officer, YWCA of the U.S.A.

Larry Soll — 1942 Trustee	2003	Retired	143	None
		Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)

T-2        Short-Term Investments Trust

Trustees and Officers—(continued)

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
			in Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	161	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired	143	None
		Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).	N/A	N/A
		Formerly: Senior Vice President, Van Kampen Investments Inc.; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Van Kampen Funds Inc.; and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust	N/A	N/A
		Formerly: Director and Secretary, Van Kampen Advisors, Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services, Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.); and Vice President, The Invesco Funds	N/A	N/A
		Formerly: Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company

T-3        Short-Term Investments Trust

Trustees and Officers—(continued)

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
			in Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)	N/A	N/A
		Formerly: Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management) and Van Kampen Funds Inc.	N/A	N/A
		Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Investor Services Inc., Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company) and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.).	N/A	N/A
		Formerly: Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser) and Van Kampen Investor Services Inc.; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Counsel to the Independent Trustees Kramer, Levin, Naftalis & Frankel LLP 1177 Avenue of the Americas New York, NY 10036-2714	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4        Short-Term Investments Trust

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-AR-2	Invesco Distributors, Inc.

Institutional Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio

Annual Report to Shareholders ▪ August 31, 2011

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
44	Financial Statements
50	Notes to Financial Statements
62	Financial Highlights
63	Auditor’s Report
64	Fund Expenses
65	Approval of Investment Advisory and Sub-Advisory Agreements
69	Tax Information
T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2011, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
This is the annual report on the performance of the Institutional Class of Short-Term Investments Trust, part of Invesco Fixed Income, for the fiscal year ending August 31, 2011. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Against a backdrop of increasingly challenging economic headlines, market sentiment deteriorated over the 12 months covered by this report, as economic indicators pointed to a possible downturn in the recovery. Gross domestic product (GDP), the broadest measure of overall U.S. economic activity, grew at annualized rates of 2.5% and 2.3% in the third and fourth quarters of 2010, respectively.1 GDP continued to grow in the first half of 2011, but at a much slower pace.
     Monetary policy remained unchanged during the reporting period. The U.S. Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, even as the economic tides seemed to shift.2 Fed statements early in the year echoed public concern over an increase in headline inflation due to higher energy and food prices. Heading into the summer of 2011, the Fed’s attention shifted back to the stalling recovery, and in particular, weak housing and labor markets. Concerned with considerably slower-than-expected growth, the Fed committed in its August 9 statement to keep its target policy rate at low levels “at least through mid-2013.”2 With no change in monetary policy, money market funds continued to operate in an ultra-low interest rate environment.
     Increasingly over the reporting period, technical factors created tangible supply constraints in money markets. In February 2011, the U.S. Treasury rolled back its Supplemental Financing Bill Program from $200 billion to $5 billion to avoid breaching the U.S. debt ceiling.3 This, along with a new FDIC assessment rule introduced on April 1, pulled a substantial supply of short-term paper out of the market, pushing yields even lower.
     More recently, money market funds responded to potential headline risks generated by debt concerns in Europe and the U.S. In June, concern grew over the exposure of U.S. money market funds to Greek sovereign debt through their holdings in European banks. In recent months, money market funds reduced their European exposure – from 50.2% of assets in May to 47.0% in July.4 Closer to home, contentious negotiations to raise the U.S. debt ceiling and avoid default were a concern. Although the debt ceiling was ultimately raised by the August 2 deadline, the rancorous tone of the talks and the limited scope of deficit reduction had the effect of undermining the already waning confidence market participants had in the ability of policymakers to support the recovery.
Invesco Fixed Income’s strength and experience
Invesco Fixed Income’s 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we remain a leader in the cash management industry, with more than $200 billion in assets under management as of August 31, 2011. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,

Karen Dunn Kelley
Senior Managing Director, Invesco Ltd.
CEO, Invesco Fixed Income

1	Bureau of Economic Analysis; 2 U.S. Federal Reserve; 3 Reuters; 4 Fitch Ratings
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2	Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
Although the world’s economies are gradually recovering from the financial crisis, it has not been a smooth path. Unrest in the Middle East, persistently weak job and housing markets in the U.S. and continued government balance sheet repair in Europe are contributing to a slow, labored march toward global recovery.
     In this environment, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3	Short-Term Investments Trust

Fund Data

Institutional Class data as of 8/31/11

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During	At Fiscal	At Fiscal
	Fiscal	Year	Year
	Year	End	End

Liquid Assets	28 - 45 days	34 days	59 days	$15.2 billion

STIC Prime	10 - 26 days	14 days	14 days	1.8 billion

Treasury	31 - 54 days	34 days	34 days	5.1 billion

Government & Agency	31 - 53 days	45 days	74 days	5.6 billion

Government TaxAdvantage	21 - 52 days	40 days	70 days	376.0 billion

Tax-Free Cash Reserve	19 - 33 days	23 days	23 days	502.0 billion

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
      Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Objectives and Strategies

Liquid Assets Portfolio
Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
      The Fund invests in high-quality U.S. dollar-denominated short-term debt obligations, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from U.S. or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.
STIC Prime Portfolio
STIC Prime Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
      The Fund invests in high quality U.S. dollar-denominated obligations with maturities of 60 days or less, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Treasury Portfolio
Treasury Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
      The Fund invests in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
Government & Agency Portfolio
Government & Agency Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
      The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.
Government TaxAdvantage Portfolio
Government TaxAdvantage Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
      The Fund invests in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies of instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
Tax-Free Cash Reserve Portfolio
Tax-Free Cash Reserve Portfolio’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
      The Fund invests in debt securities, primarily municipal securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

4	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/11
	Liquid	STIC		Government	Government	Tax-Free
	Assets	Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio[1,2,4,5,7]	Portfolio[4,5,7]	Portfolio[4]	Portfolio[3,4]	Portfolio[3,4]	Portfolio[4,6]

1-7	42.5%	49.7%	64.3%	54.9%	43.7%	90.4%

8-30	24.5	36.8	7.7	10.1	23.4	0.9

31-60	11.1	13.5	8.0	5.5	8.9	0.9

61-90	8.6	0.0	2.2	8.1	4.8	0.9

91-180	12.7	0.0	16.1	18.8	19.2	1.9

181+	0.6	0.0	1.7	2.6	0.0	5.0
The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The risks of investing in foreign securities include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

2	The Fund may invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.

3	Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

4	The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

5	The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the Fund’s performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

6	The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.

7	The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
5	Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–44.40%(a)
Asset Management & Custody Banks–0.77%
Bank of New York Mellon Corp. (The)	0.11%	09/28/11	$150,000	$149,987,625

Asset-Backed Securities–Commercial Loans/Leases–4.29%
Atlantis One Funding Corp.(b)(c)	0.15%	09/01/11	150,000	150,000,000

Atlantis One Funding Corp.(b)(c)	0.16%	09/07/11	150,000	149,996,000

Atlantis One Funding Corp.(b)(c)	0.19%	10/05/11	64,400	64,388,444

Atlantis One Funding Corp.(b)(c)	0.21%	11/07/11	175,000	174,931,604

Atlantis One Funding Corp.(b)(c)	0.26%	12/01/11	150,000	149,901,417

Atlantis One Funding Corp.(b)(c)	0.26%	12/07/11	150,000	149,894,916

				839,112,381

Asset-Backed Securities–Consumer Receivables–5.11%
Amsterdam Funding Corp.(c)	0.17%	09/09/11	93,250	93,246,477

Amsterdam Funding Corp.(c)	0.20%	09/14/11	100,000	99,992,778

Amsterdam Funding Corp.(c)	0.27%	10/12/11	60,000	59,981,550

Amsterdam Funding Corp.(c)	0.27%	10/14/11	110,000	109,964,525

Barton Capital LLC(c)	0.42%	09/22/11	200,000	199,951,000

Old Line Funding, LLC(c)	0.15%	09/07/11	100,034	100,031,499

Old Line Funding, LLC(c)	0.25%	11/01/11	60,000	59,974,583

Sheffield Receivables Corp.(c)	0.25%	11/01/11	100,000	99,957,639

Thunder Bay Funding, LLC(c)	0.25%	12/28/11	100,148	100,065,934

Windmill Funding Corp.(c)	0.22%	10/05/11	75,000	74,984,417

				998,150,402

Asset-Backed Securities–Fully Supported–1.02%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)(d)	0.29%	01/09/12	200,000	200,000,000

Asset-Backed Securities–Fully Supported Bank–3.03%
Concord Minutemen Capital Co., LLC, Series A, (Multi-CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.30%	10/04/11	100,000	99,972,500

Crown Point Capital Co., LLC, Series A, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.28%	09/13/11	85,000	84,992,067

Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	09/21/11	150,000	149,979,166

Lexington Parker Capital Co., LLC (Multi CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.30%	09/06/11	142,000	141,994,083

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	10/11/11	116,026	116,002,795

				592,940,611

Asset-Backed Securities–Multi-Purpose–12.06%
Atlantic Asset Securitization LLC(c)	0.35%	09/22/11	150,000	149,969,375

Chariot Funding, LLC/Ltd.(c)	0.14%	09/12/11	80,000	79,996,578

Chariot Funding, LLC/Ltd.(c)	0.16%	09/12/11	100,000	99,995,111

Chariot Funding, LLC/Ltd.(c)	0.16%	09/13/11	60,000	59,996,800

Chariot Funding, LLC/Ltd.(c)	0.16%	09/16/11	75,000	74,995,000

Chariot Funding, LLC/Ltd.(c)	0.16%	10/11/11	50,000	49,991,111

Chariot Funding, LLC/Ltd.(c)	0.17%	09/26/11	64,000	63,992,444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Multi-Purpose–(continued)

Charta, LLC(c)	0.17%	09/20/11	$50,000	$49,995,514

Charta, LLC(c)	0.18%	09/15/11	70,000	69,995,100

Charta, LLC(c)	0.19%	09/16/11	55,000	54,995,646

Charta, LLC(c)	0.19%	09/19/11	70,000	69,993,350

Ciesco, LLC(c)	0.17%	09/02/11	300,000	299,998,583

CRC Funding LLC(c)	0.17%	09/07/11	250,000	249,992,917

Falcon Asset Securitization Corp.(c)	0.15%	09/07/11	100,000	99,997,500

Falcon Asset Securitization Corp.(c)	0.16%	09/14/11	151,000	150,991,275

Falcon Asset Securitization Corp.(c)	0.17%	09/08/11	75,000	74,997,521

Gemini Securitization Corp., LLC(c)	0.23%	09/06/11	100,000	99,996,805

Gemini Securitization Corp., LLC(c)	0.24%	09/12/11	150,000	149,989,000

Gemini Securitization Corp., LLC(c)	0.24%	09/15/11	49,000	48,995,427

Jupiter Securitization Corp.(c)	0.15%	09/29/11	50,000	49,994,167

Jupiter Securitization Corp.(c)	0.17%	10/05/11	75,000	74,987,958

Jupiter Securitization Corp.(c)	0.20%	09/01/11	100,000	100,000,000

Nieuw Amsterdam Receivables Corp.(b)(c)	0.20%	10/03/11	70,500	70,487,467

Nieuw Amsterdam Receivables Corp.(b)(c)	0.20%	10/12/11	62,000	61,985,878

				2,356,330,527

Asset-Backed Securities–Securities–3.04%
Aspen Funding Corp.(c)	0.23%	10/07/11	95,000	94,978,150

Aspen Funding Corp.(c)	0.27%	09/14/11	50,035	50,030,122

Newport Funding Corp.(c)	0.25%	09/20/11	100,030	100,016,801

Scaldis Capital Ltd./LLC(b)(c)	0.24%	09/06/11	250,000	249,991,667

Solitaire Funding Ltd./LLC(b)(c)	0.20%	09/08/11	100,000	99,996,111

				595,012,851

Asset-Backed Securities–Trade Receivables–1.42%
Market Street Funding LLC(c)	0.18%	10/19/11	55,033	55,019,792

Market Street Funding LLC(c)	0.18%	10/20/11	50,000	49,987,750

Victory Receivables Corp.(b)(c)	0.22%	09/08/11	72,750	72,746,888

Victory Receivables Corp.(b)(c)	0.25%	09/19/11	100,000	99,987,500

				277,741,930

Diversified Banks–1.71%
BNZ International Funding Ltd.(b)(c)	0.22%	10/06/11	125,000	124,973,264

BNZ International Funding Ltd.(b)(c)	0.28%	11/14/11	70,000	69,959,711

Societe Generale North America, Inc.(b)	0.22%	09/02/11	80,000	79,999,511

Societe Generale North America, Inc.(b)	0.22%	09/06/11	60,000	59,998,167

				334,930,653

Life & Health Insurance–1.66%
Metlife Short Term Funding LLC(c)	0.14%	09/01/11	50,000	50,000,000

Metlife Short Term Funding LLC(c)	0.18%	10/13/11	50,000	49,989,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–(continued)

Metlife Short Term Funding LLC(c)	0.20%	09/16/11	$148,000	$147,987,667

Metlife Short Term Funding LLC(c)	0.20%	09/20/11	75,500	75,492,030

				323,469,197

Municipal Commercial Paper–0.06%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(e)	0.33%	09/07/11	11,103	11,103,000

Other Diversified Financial Services–0.77%
Credit Suisse (USA), Inc.(b)	0.19%	10/06/11	150,000	149,972,292

Regional Banks–9.46%
ANZ National (Int’l) Ltd.(b)(c)	0.25%	01/17/12	100,000	99,904,167

ANZ National (Int’l) Ltd.(b)(c)	0.29%	10/07/11	100,000	99,971,000

Banque et Caisse d’Epargne de l’Etat(b)	0.26%	12/15/11	90,000	89,931,750

Banque et Caisse d’Epargne de l’Etat(b)	0.28%	12/29/11	200,000	199,814,889

Banque et Caisse d’Epargne de l’Etat(b)	0.29%	09/09/11	100,000	99,993,555

Commonwealth Bank of Australia(b)(c)	0.23%	12/12/11	132,000	131,915,850

Commonwealth Bank of Australia(b)(c)	0.23%	11/03/11	250,000	249,899,375

Commonwealth Bank of Australia(b)	0.26%	12/16/11	125,000	124,904,431

Commonwealth Bank of Australia(b)(c)	0.34%	01/17/12	113,500	113,352,072

Nordea North America Inc.(b)	0.22%	09/02/11	100,000	99,999,389

Nordea North America Inc.(b)	0.24%	12/07/11	100,000	99,936,680

Nordea North America Inc.(b)	0.27%	09/06/11	88,550	88,546,679

Svenska Handelsbanken, Inc.(b)(c)	0.21%	11/03/11	100,000	99,964,125

Westpac Banking Corp.(b)(c)	0.20%	09/07/11	100,000	99,996,667

Westpac Banking Corp.(b)(c)(d)	0.24%	11/07/11	150,000	150,000,000

				1,848,130,629

Total Commercial Paper (Cost $8,676,882,098)				8,676,882,098

Certificates of Deposit–28.87%
Bank of Nova Scotia(d)	0.24%	11/09/11	150,000	150,000,000

Bank of Nova Scotia	0.25%	01/11/12	150,000	150,000,000

Bank of Nova Scotia	0.30%	02/01/12	100,000	100,000,000

Bank of Nova Scotia(d)	0.32%	09/11/12	100,000	100,000,000

Bank of Nova Scotia	0.35%	02/24/12	80,000	80,000,000

Bank of Nova Scotia(d)	0.50%	03/05/12	79,000	79,093,775

Barclays Bank PLC(d)	0.40%	06/15/12	450,000	450,000,000

BNP Paribas	0.69%	06/01/12	125,000	125,000,000

Canadian Imperial Bank of Commerce	0.20%	09/02/11	100,000	100,000,000

Deutsche Bank AG (Cayman Islands)(b)	0.10%	09/01/11	617,709	617,709,382

Lloyds TSB Bank PLC(d)	0.25%	03/05/12	150,000	150,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.19%	09/08/11	250,000	250,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.29%	10/06/11	200,000	200,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.34%	09/09/11	150,000	150,000,166

National Australia Bank Ltd. (United Kingdom)(b)	0.39%	09/08/11	40,000	39,996,973

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

National Australia Bank Ltd. (United Kingdom)(b)	0.41%	02/15/12	$150,000	$150,006,945

National Bank of Canada	0.34%	02/08/12	100,000	100,000,000

Nederlandse Waterschapsbank N.V.	0.33%	11/30/11	100,000	99,917,570

Nordea Bank Finland PLC	0.24%	11/04/11	100,000	100,000,000

Nordea Bank Finland PLC(d)	0.45%	07/05/12	75,950	76,071,498

Rabobank Nederland(d)	0.27%	10/12/11	100,000	100,000,000

Rabobank Nederland(d)	0.29%	01/10/12	100,000	100,000,000

Rabobank Nederland(d)	0.30%	05/08/12	150,000	150,000,000

Royal Bank of Canada(d)	0.26%	02/16/12	150,000	150,000,000

Royal Bank of Canada(d)	0.26%	10/12/11	175,000	175,000,000

Santander UK PLC(b)(d)(f)	0.30%	—	250,000	250,000,000

Societe Generale(d)	0.56%	11/14/11	100,000	100,000,000

Svenska Handelsbanken A.B.	0.27%	11/16/11	150,000	150,001,582

Svenska Handelsbanken A.B.	0.46%	02/21/12	200,000	200,004,794

Toronto Dominion Bank	0.26%	01/12/12	200,000	200,000,000

Toronto Dominion Bank	0.35%	02/07/12	150,000	150,000,000

Toronto-Dominion Bank(d)	0.23%	05/11/12	100,000	100,000,000

Toronto-Dominion Bank(d)	0.29%	01/12/12	200,000	200,000,000

Toronto-Dominion Bank	0.33%	09/08/11	150,000	150,000,000

Westpac Banking Corp.	0.29%	11/02/11	200,000	200,000,000

Total Certificates of Deposit (Cost $5,642,802,685)				5,642,802,685

Variable Rate Demand Notes–17.61%(g)
Credit Enhanced–17.61%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	06/01/29	1,000	1,000,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(e)	0.29%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.10%	10/01/35	17,450	17,450,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(e)	0.32%	07/01/26	5,905	5,905,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.16%	05/15/37	17,000	17,000,000

Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.14%	05/15/38	7,500	7,500,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.21%	07/15/28	2,825	2,825,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC– Lloyds TSB Bank PLC)(b)(e)	0.12%	07/01/34	21,410	21,410,000

Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	12/01/22	7,060	7,060,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	10/01/33	3,400	3,400,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	12/01/33	24,025	24,025,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/14	4,550	4,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.16%	07/01/32	$8,185	$8,185,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(e)	0.18%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	12/01/28	325	325,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.14%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/29	4,650	4,650,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(e)	0.48%	07/01/30	3,125	3,125,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/39	25,600	25,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.21%	06/01/35	8,335	8,335,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/27	1,950	1,950,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(e)	0.21%	12/01/21	12,385	12,385,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.22%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	10/01/32	23,555	23,555,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	12/01/32	2,645	2,645,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(e)	0.35%	06/01/35	14,775	14,775,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/33	3,175	3,175,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(e)	0.19%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(e)	0.14%	01/01/37	17,000	17,000,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/39	5,000	5,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.14%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	07/01/22	1,600	1,600,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	06/01/20	13,000	13,000,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	11/01/38	3,535	3,535,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/33	9,000	9,000,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	04/01/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.19%	09/01/37	26,435	26,435,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–Royal Bank of Canada)(b)(e)	0.16%	11/15/34	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(e)	0.19%	08/15/30	$16,040	$16,040,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.19%	11/01/28	610	610,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/16	2,000	2,000,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	03/15/23	5,650	5,650,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.17%	01/01/21	8,705	8,705,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.21%	03/01/34	4,730	4,730,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	07/01/25	43,155	43,155,000

Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.28%	08/01/15	1,200	1,200,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	03/01/19	3,165	3,165,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.18%	08/01/39	6,970	6,970,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/01/30	30,075	30,075,000

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(e)	0.24%	06/01/43	6,000	6,000,000

Dearborn (County of), Indiana (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	04/01/36	7,250	7,250,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.16%	06/15/25	7,440	7,440,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	09/01/36	3,745	3,745,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/36	10,100	10,100,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/39	19,280	19,280,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	01/01/26	15,500	15,500,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	01/01/37	28,180	28,180,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	0.19%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(e)	0.38%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/29	18,080	18,080,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	8,500	8,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

District of Columbia;
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.18%	06/01/27	$5,900	$5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	06/01/27	78,553	78,553,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(c)(e)	0.17%	07/01/24	13,060	13,060,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.21%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.20%	07/01/37	4,000	4,000,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.19%	03/01/30	27,470	27,470,000

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/23	4,200	4,200,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	06/01/37	13,695	13,695,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(e)	0.17%	02/01/35	2,525	2,525,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.21%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/31	3,880	3,879,951

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/33	13,530	13,530,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(e)	0.18%	12/01/21	17,700	17,700,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.38%	09/01/41	5,410	5,410,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(e)	0.21%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/23	4,965	4,965,000

Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	03/01/30	10,000	10,000,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(e)	0.17%	06/01/19	12,035	12,035,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.21%	06/01/19	4,470	4,470,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.18%	06/01/27	10,500	10,500,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	11/01/25	4,900	4,900,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.17%	06/01/24	25,000	25,000,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	02/15/42	4,800	4,800,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(e)	0.21%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.24%	08/01/32	7,800	7,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	01/01/38	$3,785	$3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/15/12	15,390	15,390,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(e)	0.21%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(e)	0.16%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Bank of Montreal)(b)(e)	0.16%	11/15/37	18,005	18,005,000

Hillsborough (County of), Florida Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.31%	03/01/25	4,350	4,350,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	10/01/14	4,045	4,045,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	03/01/20	7,800	7,800,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	02/01/40	9,700	9,700,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(e)	0.20%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Harris, N.A.)(c)(e)	0.20%	10/01/17	2,500	2,500,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB of Chicago)	0.21%	06/01/40	4,925	4,925,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.13%	01/01/16	385	385,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)(e)	0.21%	09/01/24	1,300	1,300,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	08/01/28	1,300	1,300,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	08/01/35	5,150	5,150,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	02/15/35	7,565	7,565,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(e)	0.35%	05/01/14	250	250,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	06/01/29	3,200	3,200,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(e)	0.21%	08/15/33	8,555	8,555,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(e)	0.30%	06/01/17	2,445	2,445,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	04/01/39	7,500	7,500,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	04/01/32	17,600	17,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	08/01/15	$1,450	$1,450,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(e)	0.21%	11/01/19	5,200	5,200,000

Illinois (State of) Finance Authority (St. Xavier University);
Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/32	5,785	5,785,000

Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/40	2,930	2,930,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(e)	0.49%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(e)	0.17%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(e)	0.14%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	08/15/25	13,065	13,065,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(e)	0.20%	01/01/29	2,000	2,000,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(e)	0.21%	10/01/33	5,600	5,600,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.23%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–Harris N.A.)(e)	0.18%	06/01/29	5,800	5,800,000

Series 2004, VRD RB (LOC–Harris N.A.)(e)	0.16%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.26%	05/01/42	2,580	2,580,000

Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	04/01/24	1,075	1,075,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/32	5,580	5,580,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	08/01/21	14,020	14,020,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/39	49,960	49,960,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.21%	12/01/32	9,320	9,320,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	11/01/37	5,825	5,825,000

Indiana (State of) Finance Authority (Sycamore School); Series 2004, VRD Educational Facilities RB (LOC–U.S. Bank N.A.)(e)	0.20%	08/01/24	3,220	3,220,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.28%	07/01/28	7,100	7,100,000

Indiana (State of) Health Facility Financing Authority (Rehabilitation Hospital of Indiana Inc.); Series 1990, VRD Hospital ACES RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/01/20	12,700	12,700,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.19%	05/15/38	14,000	14,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)	0.22%	05/01/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	05/01/42	$17,000	$17,000,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.30%	02/01/33	3,900	3,900,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.15%	11/01/32	3,000	3,000,000

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC–Harris N.A.)(e)	0.17%	12/01/38	5,500	5,500,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.23%	11/01/31	8,330	8,330,000

Jackson (County of), Missouri Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/18	1,000	1,000,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	06/01/22	2,150	2,150,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	05/01/33	7,300	7,300,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	12/01/39	11,100	11,100,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.21%	08/02/38	1,850	1,850,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.17%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(e)	0.21%	09/01/28	4,725	4,725,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/26	3,785	3,785,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/14	5,035	5,035,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/27	4,305	4,305,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	12/01/37	1,725	1,725,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	01/01/32	4,425	4,425,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/28	1,870	1,870,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/32	5,170	5,170,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/28	2,095	2,095,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	04/01/35	7,500	7,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System);
Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/41	$34,000	$34,000,000

Series 2008 D, VRD RB (LOC–TD Bank, N.A.)(e)	0.09%	07/01/41	9,450	9,450,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(e)	0.17%	07/01/32	52,935	52,935,000

Massachusetts (State of) Development Finance Agency (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	03/01/15	1,175	1,174,907

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/46	8,700	8,700,000

Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(e)	0.21%	12/01/46	54,800	54,800,000

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.15%	07/01/38	8,600	8,600,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(e)	0.17%	03/01/39	7,200	7,200,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.30%	01/01/44	408	408,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	12/01/26	6,545	6,545,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/30	20,755	20,755,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/30	16,140	16,140,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/38	5,850	5,850,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	10/15/42	24,785	24,785,000

Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.21%	10/01/40	655	655,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	11/15/39	20,200	20,200,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	11/15/39	18,690	18,690,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(e)	0.21%	09/01/40	6,245	6,245,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.19%	01/01/25	3,295	3,295,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.24%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	04/01/37	12,300	12,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(b)(e)	0.18%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.18%	12/01/31	14,570	14,570,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	10/01/33	14,750	14,750,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.20%	07/01/29	3,260	3,260,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.14%	02/01/40	$8,895	$8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/39	6,675	6,675,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.18%	05/01/26	4,450	4,450,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/01/38	46,500	46,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP– FNMA)	0.22%	08/15/31	3,065	3,065,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(c)(e)	0.35%	11/01/27	3,330	3,330,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.17%	07/01/38	12,595	12,595,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/25	9,180	9,180,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facilities RB (LOC–Bank of America, N.A.)(e)	0.18%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.21%	07/15/36	7,575	7,574,629

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	425	424,790

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	12/01/24	3,355	3,355,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	10/01/33	15,275	15,275,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	09/01/37	1,300	1,300,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	07/01/38	3,695	3,695,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	06/15/32	41,000	41,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(e)	0.16%	11/01/36	9,725	9,725,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.20%	04/01/32	7,040	7,040,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	08/01/36	1,925	1,925,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	07/01/34	9,005	9,005,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/27	3,065	3,065,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

North Carolina (State of) Capital Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	08/01/14	$2,185	$2,185,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(e)	0.18%	01/01/19	7,855	7,855,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/29	2,255	2,255,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.29%	11/01/26	8,340	8,340,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/17	8,090	8,090,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.32%	06/01/31	7,765	7,765,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(e)	0.17%	11/01/33	3,945	3,945,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	09/01/34	28,575	28,575,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	12/01/27	4,610	4,610,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	12/01/31	28,070	28,070,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.18%	11/01/30	8,365	8,365,000

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(e)	0.21%	09/01/36	3,815	3,815,000

Olathe (City of), Kansas (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/18	2,235	2,235,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(e)	0.38%	07/01/16	7,210	7,210,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	08/01/34	72,000	72,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.24%	10/15/38	4,000	4,000,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(e)	0.19%	07/01/32	17,135	17,135,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/21	7,475	7,475,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/30	4,600	4,600,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(e)	0.22%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.21%	05/01/20	2,650	2,650,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	11/01/34	5,100	5,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	02/01/34	$6,960	$6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(e)	0.17%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	10/01/29	4,300	4,300,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.23%	07/01/27	18,645	18,645,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.19%	12/01/24	5,235	5,235,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.19%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.17%	07/01/26	3,400	3,400,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	06/01/39	1,085	1,085,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	11/01/27	16,020	16,020,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.22%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(e)	0.21%	12/01/31	5,400	5,400,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(e)	0.19%	05/01/19	2,095	2,095,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.17%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	07/01/36	6,555	6,555,000

South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	12/01/22	2,000	2,000,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.18%	11/15/35	2,565	2,564,951

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	11/01/32	34,640	34,640,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/28	9,710	9,710,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	03/01/28	6,502	6,502,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	01/01/33	9,265	9,265,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(e)	0.03%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	06/01/38	9,700	9,700,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(c)(e)	0.28%	10/01/21	3,300	3,300,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.14%	11/15/43	11,905	11,905,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/40	$5,150	$5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.22%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.35%	03/01/29	3,000	3,000,000

Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.16%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.20%	03/01/29	1,070	1,070,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/33	11,000	11,000,000

Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(e)	0.41%	03/01/42	1,530	1,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(e)	0.15%	11/15/50	3,500	3,500,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.17%	07/01/47	20,100	20,100,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(e)	0.32%	05/01/42	13,690	13,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	07/01/33	18,205	18,205,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.22%	07/01/41	13,125	13,125,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	01/15/22	5,000	5,000,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(c)(e)	0.21%	07/01/26	38,085	38,085,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.12%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.15%	09/01/38	16,100	16,100,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.17%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.45%	10/01/24	2,780	2,780,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	750	750,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(e)	0.20%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.16%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	10/01/30	20,200	20,200,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.20%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.20%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	07/01/44	8,000	8,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.21%	09/01/38	$2,000	$2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.20%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(e)	0.20%	10/01/19	3,100	3,100,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.23%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/43	28,000	28,000,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.20%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.21%	04/01/34	4,790	4,790,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.21%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(e)	0.21%	04/01/22	7,770	7,770,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	12/01/24	7,715	7,715,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.20%	12/01/38	5,265	5,265,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	08/15/34	44,400	44,400,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	06/01/37	6,685	6,685,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	04/01/35	9,900	9,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	06/01/39	9,605	9,605,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/36	10,700	10,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	01/15/36	33,265	33,265,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.12%	12/01/26	5,485	5,485,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.12%	08/01/30	5,900	5,900,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	05/01/30	19,300	19,300,000

Total Variable Rate Demand Notes (Cost $3,441,162,228)				3,441,162,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Bonds & Notes–5.48%
ANZ National (Int’l) Ltd. Sr. Unsec. Gtd. MTN(b)(c)(d)	0.95%	09/23/11	$140,000	$140,055,672

ING Bank N.V. Sr. Unsec. Notes(b)(c)(d)	1.07%	02/09/12	75,000	75,261,200

JPMorgan Chase Bank N.A. Sr. Unsec. Notes(d)	0.28%	09/07/12	200,000	200,000,000

Lloyds TSB Bank PLC Sr. Unsec. Euro MTN(b)(d)	0.90%	12/02/11	105,000	105,166,158

Rabobank Nederland Sr. Unsec. Notes(b)(c)(d)	0.43%	09/14/12	50,000	50,000,000

Royal Bank of Canada Sr. Unsec. Notes(b)(c)(d)	0.30%	08/31/12	200,000	200,000,000

Svenska Handelsbanken A.B. Notes(c)(d)	0.29%	09/07/12	150,000	150,000,000

Westpac Banking Corp. Sr. Unsec. Notes(b)(c)(d)	0.29%	09/06/12	150,000	150,000,000

Total Other Bonds & Notes (Cost $1,070,483,030)				1,070,483,030

TOTAL INVESTMENTS (excluding Repurchase Agreements)–96.36% (Cost $18,831,330,041)				18,831,330,041

			Repurchase
			Amount
Repurchase Agreements–4.01%(h)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by U.S. Treasury obligations valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	166,633,027	$166,632,842

Deutsche Bank Securities Inc., Joint agreement dated 08/31/11, maturing value of $1,000,045,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,190; 0%-11.25%, 10/20/11-02/15/40)	0.05%	09/01/11	500,000,694	500,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/11, aggregate maturing value of $500,000,972 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 3.42%-5.50%, 08/01/18-08/15/46)	0.07%	09/01/11	17,187,253	17,187,220

Wells Fargo Securities, LLC, Term agreement dated 08/17/11, maturing value $100,027,556 (collateralized by Corporate obligations valued at $105,000,001; 0%-4.80%, 09/15/11-02/10/51)	0.31%	09/19/11	100,027,556	100,000,000

Total Repurchase Agreements (Cost $783,820,062)				783,820,062

TOTAL INVESTMENTS(i)(j)–100.37% (Cost $19,615,150,103)				19,615,150,103

OTHER ASSETS LESS LIABILITIES–(0.37)%				(72,370,309)

NET ASSETS–100.00%				$19,542,779,794

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
MTN	– Medium-Term Notes
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Australia: 8.0%; United Kingdom: 7.2%; Netherlands: 5.7%; other countries less than 5% each: 16.0%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $8,257,331,002, which represented 42.25% of the Trust’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(h)	Principal amount equals value at period end. See Note 1J.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Australia Bank Ltd.	5.0%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–72.34%(a)
Asset-Backed Securities–Commercial Loans/Leases–3.53%
Atlantis One Funding Corp.(b)(c)	0.15%	09/02/11	$100,000	$99,999,583

Asset-Backed Securities–Consumer Receivables–24.89%
Amsterdam Funding Corp.(b)	0.20%	09/14/11	45,000	44,996,750

Amsterdam Funding Corp.(b)	0.23%	10/06/11	50,000	49,988,819

Amsterdam Funding Corp.(b)	0.27%	10/12/11	40,000	39,987,700

Barton Capital LLC(b)	0.42%	09/22/11	100,000	99,975,500

Bryant Park Funding LLC(b)	0.21%	09/06/11	129,000	128,996,238

Salisbury Receivables Co. LLC(b)	0.25%	10/26/11	50,000	49,980,903

Sheffield Receivables Corp.(b)	0.20%	10/05/11	54,000	53,989,800

Thames Asset Global Securitization No. 1, Inc.(b)(c)	0.25%	09/19/11	66,708	66,699,661

Thunder Bay Funding, LLC(b)	0.20%	09/01/11	121,000	121,000,000

Windmill Funding Corp.(b)	0.20%	09/01/11	50,000	50,000,000

				705,615,371

Asset-Backed Securities–Fully Supported Bank–14.40%
Crown Point Capital Co., LLC–Series A, (Multi-CEP’S-Liberty Hampshire Co., LLC; agent)(b)(c)	0.28%	09/02/11	30,000	29,999,767

Fairyway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)	0.14%	09/20/11	25,000	24,998,153

Gotham Funding Corp.; (CEP–The Bank of Tokyo-Mitsubishi UFJ, Ltd.)(b)(c)	0.23%	09/21/11	100,000	99,987,222

Gotham Funding Corp.; (CEP–The Bank of Tokyo-Mitsubishi UFJ, Ltd.)(b)(c)	0.23%	09/27/11	23,113	23,109,161

Govco LLC (CEP–Citibank N.A.)(b)	0.17%	09/20/11	100,000	99,991,028

Liberty Street Funding LLC; (CEP–Bank of Nova Scotia)(b)(c)	0.15%	09/07/11	55,000	54,998,625

Liberty Street Funding LLC; (CEP–Bank of Nova Scotia)(b)(c)	0.15%	09/16/11	75,000	74,995,312

				408,079,268

Asset-Backed Securities–Multi-Purpose–18.84%
Chariot Funding, LLC/Ltd.(b)	0.16%	09/26/11	59,200	59,193,422

Charta, LLC(b)	0.17%	09/26/11	25,000	24,997,048

Ciesco, LLC(b)	0.18%	09/12/11	35,000	34,998,075

Falcon Asset Securitization Corp.(b)	0.16%	09/29/11	70,000	69,991,289

Gemini Securitization Corp., LLC(b)	0.22%	09/07/11	65,000	64,997,617

Gemini Securitization Corp., LLC(b)	0.24%	09/12/11	40,000	39,997,067

Jupiter Securitization Corp.(b)	0.14%	09/12/11	40,000	39,998,289

Jupiter Securitization Corp.(b)	0.14%	10/04/11	75,000	74,990,375

Mont Blanc Capital Corp.(b)(c)	0.30%	09/22/11	50,000	49,991,250

Nieuw Amsterdam Receivables Corp.(b)(c)	0.23%	10/03/11	75,000	74,984,667

				534,139,099

Asset-Backed Securities–Securities–4.41%
Aspen Funding Corp.(b)	0.27%	09/14/11	75,000	74,992,688

Newport Funding Corp.(b)	0.25%	09/21/11	50,015	50,008,053

				125,000,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–4.76%
Metlife Short Term Funding LLC(b)	0.16%	09/08/11	$25,000	$24,999,222

Metlife Short Term Funding LLC(b)	0.19%	10/13/11	60,000	59,986,700

Metlife Short Term Funding LLC(b)	0.20%	09/15/11	50,000	49,996,111

				134,982,033

Regional Banks–1.51%
Banque et Caisse d’Epargne de l’Etat(c)	0.29%	09/09/11	42,750	42,747,245

Total Commercial Paper (Cost $2,050,563,340)				2,050,563,340

Variable Rate Demand Notes–18.54%(d)
Credit Enhanced–18.54%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.14%	05/15/38	3,825	3,825,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.21%	10/01/25	4,785	4,785,000

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC– Bank of New York Mellon)(e)	0.17%	12/15/18	7,400	7,400,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	12/01/28	5,200	5,200,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.22%	12/15/34	3,355	3,355,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/29	5,900	5,900,000

Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	02/01/31	6,585	6,585,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	03/01/29	5,870	5,870,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/40	870	870,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.14%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.14%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/39	7,000	7,000,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society);
Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.18%	06/01/37	5,000	5,000,000

Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.18%	06/01/15	4,895	4,895,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.21%	03/01/34	2,600	2,600,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	31,500	31,500,000

Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	10/01/32	6,640	6,640,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.20%	12/01/28	6,260	6,260,000

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(c)(e)	0.15%	01/01/18	3,970	3,970,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.21%	03/01/30	1,800	1,800,000

Hazleton (City of), Pennsylvania Industrial Development Authority (MMI Preparatory School); Series 1999, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.21%	10/01/24	3,240	3,240,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	04/01/24	$4,070	$4,070,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.16%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	08/15/25	7,900	7,900,000

Illinois (State of) Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(b)(e)	0.38%	07/01/41	8,000	8,000,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	02/01/39	3,700	3,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.15%	11/01/32	1,500	1,500,000

Jackson Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.23%	11/01/31	6,100	6,100,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	06/01/22	3,550	3,550,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.18%	07/15/33	3,830	3,830,000

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(e)	0.28%	12/01/19	4,320	4,320,000

Manatee (County of), Florida (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/25	4,000	4,000,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/33	5,130	5,130,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(e)	0.20%	04/01/28	5,275	5,275,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.15%	10/01/38	7,080	7,080,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	06/01/37	14,946	14,946,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/38	21,080	21,080,000

Michigan (State of) Strategic Fund (Consumers Energy Co.) Series 2008, Ref. VRD Limited Obligation RB (LOC–Bank of Nova Scotia)(c)(e)	0.13%	04/15/18	5,700	5,700,000

Mississippi (State of) Development Bank (Harrison County); Series 2008 A-1, Ref. VRD Special GO Bonds (LOC–Bank of America, N.A.)(e)	0.28%	10/01/17	500	500,000

Mississippi Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.18%	12/01/31	27,270	27,270,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/35	5,735	5,735,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.18%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(e)	0.17%	07/01/38	15,195	15,195,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP– FHLMC)	0.22%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	01/01/24	34,500	34,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(e)	0.18%	04/01/32	$5,800	$5,800,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.20%	04/01/32	5,755	5,755,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.24%	09/01/27	3,885	3,885,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/23	6,640	6,640,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	12/01/37	1,000	1,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.24%	10/15/38	1,600	1,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.21%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	03/01/19	2,885	2,885,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(e)	0.17%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(e)	0.20%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	11/01/25	3,400	3,400,000

San Antonio (City of) Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	12/01/27	100	100,000

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	12/01/22	5,100	5,100,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(c)(e)	0.36%	12/01/30	200	200,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.22%	04/15/27	5,600	5,600,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–TD Bank, N.A.)(e)	0.17%	11/15/23	10,270	10,270,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	06/01/30	4,400	4,400,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.13%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(e)	0.18%	06/01/35	5,810	5,810,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.22%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	03/01/36	6,380	6,380,000

Total Variable Rate Demand Notes (Cost $525,326,000)				525,326,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.88% (Cost $2,575,889,340)				2,575,889,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–14.38%(f)
Wells Fargo Securities, LLC, Joint agreement dated 08/31/11, aggregate maturing value of $500,000,972 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 3.42%-5.50%, 08/01/18-08/15/46) (Cost $407,580,232)	0.07%	09/01/11	$407,581,025	$407,580,232

TOTAL INVESTMENTS(g)(h)–105.26% (Cost $2,983,469,572)				2,983,469,572

OTHER ASSETS LESS LIABILITIES–(5.26)%				(148,957,618)

NET ASSETS–100.00%				2,834,511,954

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $2,023,841,095, which represented 71.40% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 7.9%; Canada: 6.1%; other countries less than 5% each: 10.7%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Also represents cost for federal income tax purposes.
(h)	Entities may either issue, guaranteed, backed or otherwise enhanced the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater then 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–34.98%
U.S. Treasury Bills–25.10%(a)
U.S. Treasury Bills	0.09%	09/01/11	$150,000	$150,000,000

U.S. Treasury Bills	0.16%	09/01/11	250,000	250,000,000

U.S. Treasury Bills	0.04%	09/08/11	195,000	194,998,483

U.S. Treasury Bills	0.11%	09/22/11	150,000	149,990,375

U.S. Treasury Bills	0.17%	09/22/11	200,000	199,980,750

U.S. Treasury Bills	0.13%	09/29/11	150,000	149,984,833

U.S. Treasury Bills	0.17%	09/29/11	200,000	199,973,167

U.S. Treasury Bills	0.18%	10/06/11	173,000	172,970,145

U.S. Treasury Bills	0.12%	10/13/11	150,000	149,978,825

U.S. Treasury Bills	0.06%	10/27/11	175,000	174,985,028

U.S. Treasury Bills	0.07%	10/27/11	100,000	99,989,578

U.S. Treasury Bills	0.07%	10/27/11	100,000	99,989,422

U.S. Treasury Bills	0.06%	01/12/12	150,000	149,963,979

U.S. Treasury Bills	0.27%	01/12/12	150,000	149,849,267

U.S. Treasury Bills	0.06%	01/19/12	150,000	149,964,417

U.S. Treasury Bills	0.07%	01/19/12	200,000	199,945,556

U.S. Treasury Bills	0.11%	01/19/12	150,000	149,937,583

U.S. Treasury Bills	0.08%	01/26/12	150,000	149,947,938

U.S. Treasury Bills	0.10%	01/26/12	100,000	99,959,983

U.S. Treasury Bills	0.11%	01/26/12	150,000	149,932,625

U.S. Treasury Bills	0.13%	02/02/12	150,000	149,916,583

U.S. Treasury Bills	0.07%	02/09/12	195,000	194,938,954

U.S. Treasury Bills	0.08%	02/16/12	100,000	99,963,833

U.S. Treasury Bills	0.08%	02/16/12	100,000	99,962,667

				3,737,123,991

U.S. Treasury Notes–9.88%
U.S. Treasury Notes	1.00%	09/30/11	145,000	145,106,868

U.S. Treasury Notes	4.50%	09/30/11	100,000	100,349,869

U.S. Treasury Notes	1.00%	10/31/11	200,000	200,294,677

U.S. Treasury Notes	4.63%	10/31/11	125,000	125,925,311

U.S. Treasury Notes	0.75%	11/30/11	200,000	200,338,132

U.S. Treasury Notes	0.88%	01/31/12	303,000	303,968,418

U.S. Treasury Notes	1.38%	02/15/12	150,000	150,870,679

U.S. Treasury Notes	0.88%	02/29/12	243,000	243,919,971

				1,470,773,925

Total U.S. Treasury Securities (Cost $5,207,897,916)				5,207,897,916

TOTAL INVESTMENTS (excluding Repurchase Agreements)–34.98% (Cost $5,207,897,916)				5,207,897,916

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–64.99%(b)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by a U.S. Treasury obligation valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	$27,140,042	$27,140,012

Barclays Capital Inc., Term agreement dated 07/13/11, maturing value of $800,121,333 (collateralized by U.S. Treasury obligations valued at $821,071,373; 1.25%-3.88%, 04/15/12-04/15/29)(c)	0.06%	10/12/11	800,121,333	800,000,000

Barclays Capital Inc., Term agreement dated 08/02/11, maturing value of $500,094,722 (collateralized by U.S. Treasury obligations valued at $510,000,008; 1.38%-3.38%, 04/15/12-04/15/32)(c)	0.11%	10/03/11	500,094,722	500,000,000

Barclays Capital Inc., Term agreement dated 08/15/11, maturing value of $600,073,500 (collateralized by U.S. Treasury obligations valued at $612,446,189; 1.38%-4.75%, 04/15/12-02/15/37)(c)	0.07%	10/17/11	600,073,500	600,000,000

BMO Capital Markets Corp., Agreement dated 08/31/11, maturing value $250,000,278 (collateralized by U.S. Treasury obligations valued at $255,000,070; 0%-7.63%, 10/20/11-02/15/25)	0.04%	09/01/11	250,000,278	250,000,000

BNP Paribas Securities Corp., Agreement dated 08/31/11, maturing value $950,001,056 (collateralized by U.S. Treasury obligations valued at $969,000,039; 0.13%-2.75%, 02/28/13-01/31/15)	0.04%	09/01/11	950,001,056	950,000,000

BNP Paribas Securities Corp., Term agreement dated 07/21/11, maturing value $700,071,167 (collateralized by U.S. Treasury obligations valued at $714,000,016; 0%-8.50%, 10/31/11-08/15/40)(c)	0.06%	09/20/11	700,071,167	700,000,000

BNP Paribas Securities Corp., Term agreement dated 08/15/11, maturing value $600,036,167 (collateralized by U.S. Treasury obligations valued at $612,000,093; 0.50%-3.38%, 01/15/12-01/15/28)(c)	0.07%	09/15/11	600,036,167	600,000,000

CIBC World Markets Corp., Agreement dated 08/31/11, maturing value of $100,000,139 (collateralized by U.S. Treasury obligations valued at $102,003,714; 0.38%-4.38%, 10/31/12-08/15/41)	0.05%	09/01/11	100,000,139	100,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 08/31/11, maturing value of $250,000,347 (collateralized by U.S. Treasury obligations valued at $255,002,058; 0%-11.25%, 02/15/15-08/15/40)	0.05%	09/01/11	250,000,347	250,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 08/05/11, maturing value of $500,041,667 (collateralized by U.S. Treasury obligations valued at $510,003,084; 0%, 08/15/14-05/15/37)	0.05%	10/04/11	500,041,667	500,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 07/12/11, aggregate maturing value of $1,000,045,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,190; 0%-11.25%, 10/20/11-02/15/40)(c)	0.05%	09/15/11	500,045,139	500,000,000

Deutsche Bank Securities Inc., Term agreement dated 07/05/11, maturing value of $700,073,500 (collateralized by U.S. Treasury obligations valued at $714,000,038; 0%-9.25%, 09/15/11-08/15/41)(c)	0.06%	09/01/11	700,073,500	700,000,000

HSBC Securities (USA) Inc., Agreement dated 08/31/11, maturing value $500,000,694 (collateralized by U.S. Treasury obligations valued at $510,002,252; 0.13%-2.50%, 04/15/16-07/15/21)	0.05%	09/01/11	500,000,694	500,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 08/31/11, maturing value $200,000,222 (collateralized by U.S. Treasury obligations valued at $204,000,021; 2.00%, 11/30/13)	0.04%	09/01/11	200,000,222	200,000,000

Morgan Stanley, Agreement dated 08/31/11, maturing value $200,000,222 (collateralized by U.S. Treasury obligations valued at $204,000,091; 0%-3.13%, 01/19/12-08/31/13)	0.04%	09/01/11	200,000,222	200,000,000

RBS Securities Inc., Agreement dated 08/31/11, maturing value $500,000,694 (collateralized by U.S. Treasury obligations valued at $510,004,587; 0.63%-3.00%, 07/15/12-01/15/21)	0.05%	09/01/11	500,000,694	500,000,000

RBS Securities Inc., Term agreement dated 08/15/11, maturing value $300,025,000 (collateralized by U.S. Treasury obligations valued at $306,003,544; 0.13%-0.50%, 04/15/15-04/15/16)(c)	0.05%	10/14/11	300,025,000	300,000,000

Societe Generale, Agreement dated 08/31/11, maturing value of $1,250,001,736 (collateralized by U.S. Treasury obligations valued at $1,275,000,063; 0%-7.88%, 10/20/11-08/15/41)	0.05%	09/01/11	1,250,001,736	1,250,000,000

Wells Fargo Securities, LLC, Agreement dated 08/31/11, maturing value $250,000,278 (collateralized by U.S. Treasury obligations valued at $255,000,705; 0%-11.25%, 09/01/11-02/15/41)	0.04%	09/01/11	250,000,278	250,000,000

Total Repurchase Agreements (Cost $9,677,140,012)				9,677,140,012

TOTAL INVESTMENTS(d)–99.97% (Cost $14,885,037,928)				14,885,037,928

OTHER ASSETS LESS LIABILITIES–0.03%				4,158,105

NET ASSETS–100.00%				$14,889,196,033

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1J.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–56.87%
Federal Farm Credit Bank (FFCB)–5.56%
Bonds(a)	0.13%	09/20/11	$40,000	$39,999,789

Bonds(a)	0.12%	12/16/11	75,000	74,999,456

Bonds(a)	0.21%	07/19/12	80,000	80,000,000

Bonds(a)	0.18%	08/08/12	52,920	52,909,961

Bonds(a)	0.19%	08/15/12	80,000	79,992,372

Bonds(a)	0.23%	08/17/12	80,000	79,976,646

Disc. Notes(b)	0.09%	11/08/11	25,000	24,995,750

Disc. Notes(b)	0.09%	11/09/11	25,000	24,995,688

Disc. Notes(b)	0.28%	11/17/11	75,000	74,954,281

				532,823,943

Federal Home Loan Bank (FHLB)–23.71%
Unsec. Bonds(a)	0.13%	09/09/11	50,000	49,999,448

Unsec. Bonds(a)	0.30%	09/13/11	25,000	25,000,000

Unsec. Bonds(a)	0.17%	09/23/11	85,000	84,998,971

Unsec. Bonds	0.10%	01/11/12	75,000	74,993,544

Unsec. Bonds	0.14%	01/17/12	45,000	44,994,408

Unsec. Bonds	0.10%	01/18/12	75,000	74,990,689

Unsec. Bonds	0.10%	01/19/12	151,000	150,980,393

Unsec. Bonds(a)	0.29%	01/20/12	80,000	79,996,916

Unsec. Bonds	0.13%	01/23/12	71,000	71,002,055

Unsec. Bonds	0.12%	02/13/12	130,000	129,980,793

Unsec. Bonds	0.13%	02/13/12	65,000	64,994,513

Unsec. Bonds	0.12%	02/15/12	140,000	139,980,368

Unsec. Bonds	0.12%	02/23/12	75,000	74,984,478

Unsec. Bonds	0.12%	02/27/12	75,000	74,981,939

Unsec. Bonds	0.12%	02/27/12	80,000	79,982,000

Unsec. Bonds(a)	0.14%	07/13/12	95,000	94,995,899

Unsec. Bonds(a)	0.15%	07/13/12	60,000	60,000,000

Unsec. Bonds(a)	0.14%	07/19/12	80,000	80,000,000

Unsec. Disc. Notes(b)	0.00%	09/01/11	23,424	23,424,063

Unsec. Disc. Notes(b)	0.11%	09/14/11	50,000	49,998,014

Unsec. Disc. Notes(b)	0.09%	09/15/11	100,000	99,996,500

Unsec. Disc. Notes(b)	0.09%	10/24/11	50,000	49,993,375

Unsec. Disc. Notes(b)	0.13%	11/02/11	56,000	55,987,462

Unsec. Disc. Notes(b)	0.15%	05/15/12	50,000	49,946,458

Unsec. Disc. Notes(b)	0.16%	06/15/12	40,000	39,948,800

Unsec. Global Bonds	0.17%	09/16/11	110,000	109,998,686

Unsec. Global Bonds	0.26%	11/17/11	50,455	50,469,377

Unsec. Global Bonds	0.09%	01/23/12	50,000	49,993,646

Unsec. Global Bonds	0.12%	02/24/12	80,000	79,981,314

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Global Bonds(a)	0.13%	07/19/12	$75,000	$74,990,103

Unsec. Global Bonds	0.26%	08/28/12	80,000	80,000,000

				2,271,584,212

Federal Home Loan Mortgage Corp. (FHLMC)–12.34%
Sr. Unsec Global Notes	5.50%	09/15/11	90,000	90,184,243

Unsec. Disc. Notes(b)	0.10%	09/01/11	25,000	25,000,000

Unsec. Disc. Notes(b)	0.17%	09/20/11	50,000	49,995,514

Unsec. Disc. Notes(b)	0.09%	09/27/11	50,000	49,996,750

Unsec. Disc. Notes(b)	0.12%	09/27/11	30,000	29,997,400

Unsec. Disc. Notes(b)	0.16%	10/03/11	55,000	54,992,178

Unsec. Disc. Notes(b)	0.10%	10/04/11	31,000	30,997,158

Unsec. Disc. Notes(b)	0.17%	10/04/11	100,000	99,984,417

Unsec. Disc. Notes(b)	0.10%	10/06/11	100,000	99,990,278

Unsec. Disc. Notes(b)	0.10%	10/12/11	50,000	49,994,305

Unsec. Disc. Notes(b)	0.11%	10/18/11	35,000	34,994,974

Unsec. Disc. Notes(b)	0.20%	10/18/11	60,000	59,984,725

Unsec. Disc. Notes(b)	0.20%	10/19/11	50,000	49,986,667

Unsec. Disc. Notes(b)	0.13%	10/31/11	40,000	39,991,333

Unsec. Disc. Notes(b)	0.10%	11/07/11	50,000	49,990,694

Unsec. Disc. Notes(b)	0.11%	11/08/11	50,000	49,989,611

Unsec. Disc. Notes(b)	0.13%	11/21/11	50,000	49,985,375

Unsec. Disc. Notes(b)	0.13%	02/06/12	50,000	49,971,472

Unsec. Disc. Notes(b)	0.14%	02/06/12	40,000	39,975,422

Unsec. Disc. Notes(b)	0.13%	03/01/12	50,000	49,967,139

Unsec. Disc. Notes(b)	0.15%	03/20/12	50,000	49,958,125

Unsec. Global Notes(a)	0.07%	11/09/11	50,000	49,993,216

Unsec. MTN(a)	0.19%	09/26/11	26,000	26,000,367

				1,181,921,363

Federal National Mortgage Association (FNMA)–14.01%
Unsec. Disc. Notes(b)	0.11%	09/01/11	75,000	75,000,000

Unsec. Disc. Notes(b)	0.16%	09/01/11	50,000	50,000,000

Unsec. Disc. Notes(b)	0.11%	09/06/11	75,000	74,998,854

Unsec. Disc. Notes(b)	0.12%	09/13/11	75,000	74,997,000

Unsec. Disc. Notes(b)	0.18%	09/21/11	55,400	55,394,383

Unsec. Disc. Notes(b)	0.11%	11/01/11	60,000	59,988,817

Unsec. Disc. Notes(b)	0.10%	11/09/11	49,500	49,490,513

Unsec. Disc. Notes(b)	0.11%	11/09/11	47,000	46,990,091

Unsec. Disc. Notes(b)	0.11%	11/10/11	60,000	59,987,167

Unsec. Disc. Notes(b)	0.11%	11/15/11	50,000	49,988,542

Unsec. Disc. Notes(b)	0.12%	11/16/11	88,830	88,807,496

Unsec. Disc. Notes(b)	0.07%	01/04/12	65,000	64,984,201

Unsec. Disc. Notes(b)	0.14%	01/09/12	45,000	44,977,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal National Mortgage Association (FNMA)–(continued)

Unsec. Disc. Notes(b)	0.13%	01/11/12	$62,000	$61,970,447

Unsec. Disc. Notes(b)	0.12%	01/17/12	75,000	74,965,500

Unsec. Disc. Notes(b)	0.16%	01/18/12	85,000	84,947,489

Unsec. Disc. Notes(b)	0.13%	02/08/12	65,000	64,962,444

Unsec. Disc. Notes(b)	0.14%	02/16/12	65,000	64,957,533

Unsec. Disc. Notes(b)	0.14%	02/17/12	65,000	64,957,281

Unsec. Disc. Notes(b)	0.15%	03/01/12	50,000	49,962,083

Unsec. Global Notes(a)	0.21%	07/26/12	80,000	80,014,795

				1,342,341,886

Tennessee Valley Authority (TVA)–1.25%
Tennessee Valley Authority Disc. Notes	0.20%	09/22/11	120,000	119,986,000

Total U.S. Government Sponsored Agency Securities (Cost $5,448,657,404)				5,448,657,404

U.S. Treasury Securities–1.56%(b)
U.S. Treasury Bills	0.17%	09/22/11	75,000	74,992,672

U.S. Treasury Bills	0.28%	01/12/12	75,000	74,923,802

Total U.S. Treasury Securities (Cost $149,916,474)				149,916,474

TOTAL INVESTMENTS (excluding Repurchase Agreements) (Cost $5,598,573,878)				5,598,573,878

			Repurchase
			Amount
Repurchase Agreements–41.55%(c)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $203,992,668 (collateralized by U.S. Government sponsored agency obligations valued at $208,072,603; 0%, 04/15/18-04/15/30)	0.05%	09/01/11	128,992,564	128,992,385

Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by a U.S. Treasury obligation valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	52,174,801	52,174,743

BMO Capital Markets Corp., Agreement dated 08/31/11, maturing value $200,000,278 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,000,084; 0%-5.25%, 12/31/11-04/25/31)	0.05%	09/01/11	200,000,278	200,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/11, aggregate maturing value $1,000,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $1,020,000,185; 0%-5.25%, 11/02/11-12/11/20)	0.05%	09/01/11	950,001,320	950,000,000

BNP Paribas Securities Corp., Term agreement dated 07/21/11, maturing value $300,035,583 (collateralized by U.S. Government sponsored agency obligations valued at $306,004,343; 0%-10.35%, 10/06/11-09/15/39)(d)	0.07%	09/20/11	300,035,583	300,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/11, aggregate maturing value of $100,000,167 (collateralized by U.S. Government sponsored agency obligations valued at $104,095,707; 0%-8.63%, 09/13/13-09/15/60)	0.06%	09/01/11	40,000,067	40,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/11, aggregate maturing value $350,000,583 (collateralized by U.S. Government sponsored agency obligations valued at $357,002,309; 0.16%-1.88%, 12/30/11-06/21/13)	0.06%	09/01/11	290,000,483	290,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 07/05/11, aggregate maturing value $325,039,813 (collateralized by U.S. Government sponsored agency obligations valued at $331,502,202; 0%-9.80%, 09/07/11-04/01/56)(d)	0.07%	09/06/11	275,033,688	275,000,000

Goldman, Sachs & Co., Joint agreement dated 08/31/11, aggregate maturing value $500,000,694 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,829; 0%-6.63%, 01/17/12-12/30/30)	0.05%	09/01/11	440,000,611	440,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 08/31/11, aggregate maturing value $250,000,278 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,893; 0%-4.63%, 02/27/12-05/04/37)	0.04%	09/01/11	190,000,211	190,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

RBS Securities Inc., Joint agreement dated 08/31/11, aggregate maturing value $500,000,833 (collateralized by U.S. Government sponsored agency obligations valued at $510,003,285; 0%-9.38%, 10/15/11-09/15/39)	0.06%	09/01/11	$440,000,733	$440,000,000

Societe Generale, Joint agreement dated 08/31/11, aggregate maturing value $750,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,405; 0%-5.88%, 11/04/11-04/01/56)	0.06%	09/01/11	675,001,125	675,000,000

Total Repurchase Agreements (Cost $3,981,167,128)				3,981,167,128

TOTAL INVESTMENTS(e)–99.98% (Cost $9,579,741,006)				9,579,741,006

OTHER ASSETS LESS LIABILITIES–0.02%				1,923,085

NET ASSETS–100.00%				$9,581,664,091

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Sr.	– Senior
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–89.56%
Federal Farm Credit Bank (FFCB)–13.56%
Bonds(a)	0.13%	09/20/11	$5,600	$5,599,970

Bonds(a)	0.32%	02/13/12	5,000	5,003,182

Bonds(a)	0.21%	07/19/12	5,000	5,000,000

Bonds(a)	0.22%	08/03/12	20,000	19,999,065

Bonds(a)	0.19%	08/15/12	5,000	4,999,523

Disc. Notes(b)	0.16%	09/21/11	15,000	14,998,667

Disc. Notes(b)	0.01%	09/26/11	10,000	9,999,931

Disc. Notes(b)	0.29%	11/17/11	7,169	7,164,630

				72,764,968

Federal Home Loan Bank (FHLB)–72.28%
Unsec. Bonds(a)	0.13%	09/09/11	8,100	8,099,911

Unsec. Bonds(a)	0.30%	09/13/11	5,000	5,000,000

Unsec. Bonds(a)	0.17%	09/23/11	5,000	4,999,939

Unsec. Bonds(a)	0.28%	10/20/11	5,000	5,000,000

Unsec. Bonds	0.10%	01/11/12	5,000	4,999,321

Unsec. Bonds	0.10%	01/19/12	10,000	9,998,618

Unsec. Bonds(a)	0.29%	01/20/12	5,000	4,999,807

Unsec. Bonds	0.13%	01/23/12	5,000	5,000,145

Unsec. Bonds	0.12%	02/23/12	5,000	4,998,965

Unsec. Bonds(a)	0.14%	07/13/12	10,000	9,999,568

Unsec. Bonds(a)	0.14%	07/19/12	5,000	5,000,000

Unsec. Disc. Notes(b)	0.00%	09/01/11	126,576	126,575,937

Unsec. Disc. Notes(b)	0.09%	09/06/11	10,000	9,999,875

Unsec. Disc. Notes(b)	0.05%	09/07/11	15,000	14,999,875

Unsec. Disc. Notes(b)	0.04%	10/07/11	10,000	9,999,600

Unsec. Disc. Notes(b)	0.07%	10/07/11	10,000	9,999,300

Unsec. Disc. Notes(b)	0.13%	10/07/11	8,000	7,998,960

Unsec. Disc. Notes(b)	0.14%	10/14/11	15,000	14,997,492

Unsec. Disc. Notes(b)	0.18%	10/26/11	7,500	7,497,938

Unsec. Disc. Notes(b)	0.10%	11/16/11	10,000	9,997,889

Unsec. Disc. Notes(b)	0.10%	11/25/11	10,000	9,997,639

Unsec. Disc. Notes(b)	0.07%	12/15/11	5,000	4,998,979

Unsec. Disc. Notes(b)	0.09%	12/28/11	5,000	4,998,525

Unsec. Disc. Notes(b)	0.10%	01/11/12	5,000	4,998,167

Unsec. Disc. Notes(b)	0.07%	01/18/12	5,230	5,228,586

Unsec. Disc. Notes(b)	0.12%	01/18/12	7,500	7,496,525

Unsec. Disc. Notes(b)	0.14%	01/20/12	5,000	4,997,258

Unsec. Disc. Notes(b)	0.12%	01/25/12	7,500	7,496,350

Unsec. Disc. Notes(b)	0.10%	02/01/12	10,000	9,995,963

Unsec. Disc. Notes(b)	0.10%	02/03/12	10,000	9,995,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes(b)	0.13%	02/03/12	$7,500	$7,495,802

Unsec. Disc. Notes(b)	0.13%	02/10/12	5,000	4,997,075

Unsec. Disc. Notes(b)	0.13%	02/10/12	5,000	4,996,963

Unsec. Global Bonds	0.17%	09/16/11	20,000	19,999,761

				387,856,427

Tennessee Valley Authority (TVA)–3.72%
Tennessee Valley Authority, Disc. Notes(b)	0.19%	09/22/11	10,000	9,998,892

Disc. Notes(b)	0.20%	09/22/11	10,000	9,998,833

				19,997,725

Total U.S. Government Sponsored Agency Securities (Cost $480,619,120)				480,619,120

U.S. Treasury Securities–15.75%(b)
U.S. Treasury Bills	0.00%	09/01/11	25,000	25,000,000

U.S. Treasury Bills	0.00%	09/08/11	14,000	13,999,997

U.S. Treasury Bills	0.00%	09/15/11	25,000	24,999,952

U.S. Treasury Bills	0.00%	09/22/11	15,000	14,999,991

U.S. Treasury Bills	0.28%	01/12/12	5,500	5,494,412

Total U.S. Treasury Securities (Cost $84,494,352)				84,494,352

TOTAL INVESTMENTS(c)–105.31% (Cost $565,113,472)				565,113,472

OTHER ASSETS LESS LIABILITIES–(5.31)%				(28,503,604)

NET ASSETS–100.00%				$536,609,868

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.39%
Alabama–0.38%
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.16%	05/01/41	$3,000	$3,000,000

Arizona–3.12%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(e)	0.25%	08/01/15	7,460	7,460,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.22%	12/01/37	12,000	12,000,000

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of San Francisco)(a)	0.20%	10/01/25	4,930	4,930,000

				24,390,000

Colorado–5.36%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	07/01/34	2,230	2,230,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	11/01/28	2,500	2,500,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP–FNMA)(a)	0.16%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.49%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.24%	07/01/21	4,565	4,565,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	12/01/34	6,810	6,810,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(d)	0.24%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	12/01/23	2,295	2,295,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(c)(d)	0.36%	12/01/30	12,190	12,190,000

				41,925,000

Connecticut–0.77%
Newtown (Town of); Series 2011, Unlimited Tax GO BAN	1.50%	02/22/12	6,000	6,030,173

District of Columbia–1.21%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.43%	01/01/29	9,497	9,497,000

Florida–5.46%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	12/01/29	6,930	6,930,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.21%	11/15/35	10,990	10,990,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.24%	06/01/22	2,900	2,900,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(e)	0.21%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.31%	11/01/25	1,300	1,300,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.35%	12/01/25	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	09/01/29	$2,450	$2,450,000

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	07/01/32	10,000	9,999,581

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	04/01/20	2,725	2,725,000

				42,694,581

Georgia–3.51%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.27%	01/01/21	5,635	5,635,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.21%	09/01/25	8,390	8,390,000

Gwinnett (County of) Housing Authority (The Greens Apartments) Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.19%	06/15/25	4,100	4,100,000

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	01/01/32	2,200	2,200,000

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	07/01/24	2,700	2,700,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	11/15/32	3,920	3,920,000

Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)(a)	0.17%	06/01/25	500	500,000

				27,445,000

Idaho–0.65%
Idaho (State of); Series 2011, Unlimited GO TAN	2.00%	06/29/12	5,000	5,071,559

Illinois–7.16%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(d)	0.14%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	06/01/36	7,255	7,255,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	03/01/30	4,845	4,845,000

Illinois (State of) Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.49%	01/01/19	4,100	4,100,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.13%	01/01/16	1,340	1,340,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.18%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	08/01/28	12,590	12,590,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.18%	03/01/28	1,100	1,100,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 A, RB(a)	0.43%	12/01/46	5,000	5,000,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	08/01/15	2,300	2,300,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.40%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.19%	06/01/32	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	08/15/25	$2,260	$2,260,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	09/01/32	3,130	3,130,000

				56,040,000

Indiana–1.65%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.29%	08/01/37	2,580	2,580,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.24%	12/01/23	3,850	3,850,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	07/01/27	6,500	6,500,000

				12,930,000

Iowa–0.48%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	10/01/32	640	640,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	02/01/33	1,130	1,130,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.15%	11/01/32	500	500,000

Iowa (State of) Higher Education Loan Authority, (Private Education Working Capital Loan Program–Morningside College); Series 2011 E, RAN (LOC–U.S. Bank, N.A.)(d)	2.00%	05/18/12	1,500	1,515,899

				3,785,899

Kansas–1.32%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(b)	0.22%	03/01/31	3,500	3,500,000

Wichita (City of); Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	6,800	6,800,123

				10,300,123

Maryland–0.29%
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	07/01/28	2,290	2,290,000

Massachusetts–0.61%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	09/01/38	4,800	4,800,000

Michigan–1.17%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.16%	10/15/38	1,870	1,870,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.22%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.60%	09/01/25	1,540	1,540,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	05/01/31	$600	$600,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	11/01/25	3,500	3,500,000

				9,125,000

Minnesota–2.63%
Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	01/01/12	1,200	1,200,000

Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 6-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	04/01/37	5,835	5,835,000

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2010 B, COP	2.00%	09/01/11	3,000	3,000,000

Series 2011 A, COP	2.00%	09/01/11	4,000	4,000,000

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	11/15/31	5,000	5,000,000

St. Paul (City of) Metropolitan Council; Series 2011 B, Ref. Wastewater Unlimited Tax GO Bonds	4.00%	12/01/11	1,500	1,513,352

				20,548,352

Mississippi–1.06%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 E, VRD Gulf Opportunity Zone IDR(a)	0.07%	12/01/30	2,900	2,900,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–FHLB of Dallas)(a)	0.21%	05/01/35	5,365	5,365,000

				8,265,000

Missouri–4.62%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.43%	11/01/27	1,785	1,785,000

Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.31%	11/01/18	1,200	1,200,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC–FHLB of Des Moines)(a)(d)	0.22%	11/01/21	1,950	1,950,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	02/01/28	1,595	1,595,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	04/01/30	2,000	2,000,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.24%	12/01/27	14,500	14,500,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.23%	12/01/15	3,950	3,950,000

St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	04/15/27	9,170	9,170,000

				36,150,000

Nevada–0.90%
Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.15%	06/01/39	7,000	7,000,000

New Hampshire–0.41%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.29%	06/01/28	3,200	3,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–4.66%
North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.27%	04/01/29	$6,000	$6,000,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.29%	08/01/23	2,210	2,210,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	10/01/18	2,400	2,400,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.16%	11/15/28	11,215	11,215,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	02/01/28	4,760	4,760,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.17%	12/01/36	9,900	9,900,000

				36,485,000

Ohio–2.93%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	11/01/40	6,000	6,000,000

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	12/01/32	15,390	15,390,000

Ohio (State of) (Logistics & Distribution Program); Series 2011 A, Development Assistance BAN	0.35%	06/01/12	1,500	1,500,000

				22,890,000

Pennsylvania–6.54%
Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	06/01/35	8,080	8,080,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.23%	09/01/18	2,570	2,570,000

Geisinger Authority (Geisinger Health System); Series 2005 C, VRD RB(a)	0.09%	08/01/28	500	500,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	10/15/25	7,945	7,945,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	09/01/28	7,815	7,815,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(c)(d)	0.17%	07/01/38	7,438	7,438,000

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.23%	04/01/20	1,900	1,900,000

Philadelphia (City of) Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.23%	07/01/27	3,000	3,000,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	07/01/27	11,920	11,920,000

				51,168,000

Rhode Island–5.41%
Rhode Island (State of) Health & Educational Building Corp. (Care New England);
Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	09/01/32	4,655	4,655,000

Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	09/01/37	26,720	26,720,000

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(a)(c)(d)	0.32%	07/01/31	10,950	10,950,000

				42,325,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina–0.90%
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(a)(d)	0.17%	01/01/34	$2,000	$2,000,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)(a)	0.18%	11/15/35	5,000	5,000,000

				7,000,000

Tennessee–1.64%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	04/01/24	1,100	1,100,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	05/15/31	1,375	1,375,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.68%	08/01/19	520	520,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(a)(c)(d)	0.23%	07/01/19	9,800	9,800,000

				12,795,000

Texas–16.62%
Arlington Independent School District; Series 2011 A, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.00%	02/15/12	3,225	3,263,765

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC–BNP Paribas)(a)(b)(c)(d)	0.25%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.13%	11/15/47	2,600	2,600,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	0.82%	03/01/33	5,620	5,620,000

Houston (City of);
Series 2009 H-2, Commercial Paper GO Notes	0.18%	09/06/11	12,800	12,800,000

Series 2009 H-2, Commercial Paper GO Notes	0.22%	10/18/11	7,000	7,000,000

Series 2009 H-2, Commercial Paper GO Notes	0.16%	11/03/11	7,000	7,000,000

Houston Independent School District; Series 2009, Ref. Limited Tax GO Bonds	4.00%	02/15/12	1,000	1,015,919

Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008 A, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	01/01/41	19,500	19,500,000

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	05/01/19	9,100	9,100,000

Pharr-San Juan-Alamo Independent School District; Series 2006, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/01/12	1,025	1,044,884

Richardson Independent School District; Series 2002, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.80%	02/15/12	1,000	1,016,071

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	12/01/27	13,165	13,165,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	12/01/28	22,945	22,945,000

San Antonio (City of); Series 2011, Combination Tax & Revenue Limited Tax Ctfs. of Obligation	2.00%	08/01/12	1,665	1,691,904

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	04/01/26	4,540	4,540,000

Spring Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/12	1,600	1,626,625

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.19%	02/15/27	7,760	7,760,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Texas A&M University System Board of Regents (Health Science Center); Series 2006, Permanent University Fund RB	4.50%	07/01/12	$1,130	$1,169,731

Travis (County of); Series 2011, Limited Tax Ctfs. of Obligation	3.00%	03/01/12	2,300	2,329,958

				130,038,857

Utah–1.17%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	06/01/21	2,700	2,700,000

Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds	2.00%	07/01/12	3,300	3,347,594

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.27%	04/01/42	3,125	3,125,000

				9,172,594

Virginia–4.47%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.19%	10/01/48	4,000	4,000,000

Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.21%	03/01/35	13,185	13,185,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2006, GO Commercial Paper BAN	0.13%	09/07/11	15,000	15,000,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.23%	12/01/19	1,190	1,190,000

				34,945,000

Washington–4.32%
King (County of);
Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	7,000	7,082,164

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	8,500	8,680,789

Lake Tapps Parkway Properties; Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	12/01/19	4,700	4,700,000

Seattle School District No. 1; Series 2007 A, Limited Tax GO Bonds	4.25%	12/01/11	1,000	1,009,735

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	09/01/33	3,385	3,385,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	07/01/22	1,515	1,515,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	08/01/24	2,250	2,250,000

				33,787,688

West Virginia–0.89%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.21%	01/01/34	7,000	7,000,000

Wisconsin–4.32%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–FHLB of Chicago)(a)	0.21%	10/01/42	5,340	5,340,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds(a)	0.15%	02/01/25	20,200	20,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	06/01/37	5,200	5,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.40%	07/01/14	$1,070	$1,070,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.29%	08/15/34	2,000	2,000,000

				33,810,000

Wyoming–2.76%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.16%	11/01/24	5,460	5,460,000

Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(c)(d)	0.15%	01/01/18	3,030	3,030,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.16%	11/01/24	13,060	13,060,000

				21,550,000

TOTAL INVESTMENTS(f)(g)–99.39% (Cost $777,454,826)				777,454,826

OTHER ASSETS LESS LIABILITIES–-0.61%				4,806,920

NET ASSETS–100.00%				$782,261,746

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $49,922,000, which represented 6.38% of the Trust’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 6.6%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	22.6%

Wells Fargo Bank, N.A.	8.4

Federal National Mortgage Association	7.8

Bank of America, N.A.	7.8

PNC Bank, N.A.	6.5

Federal Home Loan Mortgage Corp.	6.5

U.S. Bank, N.A.	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2011

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$18,831,330,041	$2,575,889,340	$5,207,897,916	$5,598,573,878	$565,113,472	$777,454,826

Repurchase agreements, at value and cost	783,820,062	407,580,232	9,677,140,012	3,981,167,128	—	—

Total investments, at value and cost	19,615,150,103	2,983,469,572	14,885,037,928	9,579,741,006	565,113,472	777,454,826

Cash	—	—	—	—	—	1,489,869

Receivable for:
Investments sold	29,515,109	1,840,042	—	—	—	3,035,000

Interest	4,162,897	77,293	6,174,086	2,822,607	36,840	602,457

Fund expenses absorbed	356,427	225,186	1,267,819	604,914	25,152	75,119

Investment for trustee deferred compensation and retirement plans	540,770	253,659	253,618	106,101	49,538	94,831

Other assets	27,045	155,725	33,420	48,133	21,721	64,007

Total assets	19,649,752,351	2,986,021,477	14,892,766,871	9,583,322,761	565,246,723	782,816,109

Liabilities:
Payable for:
Investments purchased	101,357,639	149,971,931	—	—	24,999,951	—

Amount due custodian	—	—	—	—	3,434,559	—

Dividends	1,300,329	78,193	257,128	158,766	9,382	13,768

Accrued fees to affiliates	988,782	304,321	1,718,109	661,600	56,529	96,719

Accrued operating expenses	294,784	69,756	197,604	205,727	37,562	41,635

Trustee deferred compensation and retirement plans	3,031,023	1,085,322	1,397,997	632,577	98,872	402,241

Total liabilities	106,972,557	151,509,523	3,570,838	1,658,670	28,636,855	554,363

Net assets applicable to shares outstanding	$19,542,779,794	$2,834,511,954	$14,889,196,033	$9,581,664,091	$536,609,868	$782,261,746

Net assets consist of:
Shares of beneficial interest	$19,540,288,844	$2,833,454,301	$14,887,523,501	$9,580,893,547	$536,555,321	$782,390,520

Undistributed net investment income	2,549,244	1,057,653	1,298,049	665,566	47,168	(50,202)

Undistributed net realized gain (loss)	(58,294)	—	374,483	104,978	7,379	(78,572)

	$19,542,779,794	$2,834,511,954	$14,889,196,033	$9,581,664,091	$536,609,868	$782,261,746

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2011

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets:
Institutional Class	$15,240,108,881	$1,892,172,704	$5,180,617,899	$5,655,734,288	$376,002,280	$502,025,214

Private investment class	$501,630,183	$267,621,156	$845,022,359	$549,857,186	$47,637,695	$98,842,321

Personal investment class	$107,680,509	$84,450,826	$185,308,690	$14,693,066	$4,800,691	$4,217,713

Cash management class	$1,567,467,868	$451,633,575	$6,379,705,514	$1,674,547,571	$39,368,657	$106,336,213

Reserve class	$90,227,410	$6,788,303	$148,670,928	$70,375,521	$873,567	$18,284,412

Resource class	$177,080,633	$29,213,305	$293,546,783	$272,175,782	$17,084,957	$24,601,977

Corporate class	$1,858,584,310	$102,632,085	$1,856,323,860	$1,344,280,677	$50,842,021	$27,953,896

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	15,238,247,814	1,892,588,974	5,179,960,506	5,655,324,451	375,927,621	502,019,018

Private investment class	501,570,970	267,691,451	844,877,292	549,786,704	47,656,099	98,828,241

Personal investment class	107,669,048	84,390,678	185,213,292	14,688,725	4,800,897	4,214,128

Cash management class	1,567,143,393	451,595,738	6,378,731,604	1,674,429,091	39,362,544	106,359,545

Reserve class	90,226,156	6,789,528	148,641,499	70,371,440	871,674	18,281,949

Resource class	177,042,546	29,184,315	293,469,131	272,125,000	17,081,493	24,599,571

Corporate class	1,858,483,302	102,613,571	1,856,189,618	1,344,214,816	50,842,020	27,954,376

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2011

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$64,523,410	$7,359,137	$18,355,503	$12,636,719	$636,992	$2,501,477

Expenses:
Advisory fees	33,021,124	4,544,757	20,383,326	7,363,909	820,555	1,991,187

Administrative services fees	1,170,423	600,895	917,667	730,917	166,652	260,237

Custodian fees	771,639	117,483	486,565	358,642	19,966	33,732

Distribution fees:
Private Investment Class	2,607,324	1,539,105	4,094,138	2,511,247	222,005	482,490

Personal Investment Class	781,761	706,896	1,318,683	109,681	46,537	37,302

Cash Management Class	2,214,082	486,337	5,419,141	1,210,302	19,183	132,403

Reserve Class	1,098,050	68,897	943,877	1,000,513	14,036	190,957

Resource Class	440,945	206,345	654,318	536,655	26,670	65,377

Corporate Class	670,128	52,908	605,033	317,619	892	4,224

Transfer agent fees	1,981,267	272,685	1,232,121	662,752	41,733	78,353

Trustees’ and officers’ fees and benefits	620,739	96,109	359,410	205,376	25,202	36,917

Other	890,569	236,183	503,788	541,791	136,698	155,577

Total expenses	46,268,051	8,928,600	36,918,067	15,549,404	1,540,129	3,468,756

Less: Fees waived	(11,782,131)	(3,959,167)	(22,115,000)	(6,015,758)	(1,071,192)	(1,359,955)

Net expenses	34,485,920	4,969,433	14,803,067	9,533,646	468,937	2,108,801

Net investment income	30,037,490	2,389,704	3,552,436	3,103,073	168,055	392,676

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	(58,293)	—	495,071	104,979	7,379	(5,583)

Net increase in net assets resulting from operations	$29,979,197	$2,389,704	$4,047,507	$3,208,052	$175,434	$387,093

*	Includes net gains from securities sold to affiliates of $533 and $272 for Government & Agency Portfolio and Government TaxAdvantage Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Changes in Net Assets

For the year ended August 31, 2011 and 2010

	Liquid Assets Portfolio		STIC Prime Portfolio
	August 31,	August 31,	August 31,	August 31,
	2011	2010	2011	2010

Operations:
Net investment income	$30,037,490	$41,344,689	$2,389,704	$3,629,017

Net realized gain (loss)	(58,293)	25,776	—	3,272

Net increase in net assets resulting from operations	29,979,197	41,370,465	2,389,704	3,632,289

Distributions to shareholders from net investment income:
Institutional Class	(25,064,971)	(31,530,180)	(1,914,692)	(2,765,162)

Private Investment Class	(104,657)	(206,226)	(61,778)	(97,642)

Personal Investment Class	(20,916)	(33,631)	(18,886)	(40,487)

Cash Management Class	(1,808,242)	(3,282,358)	(214,666)	(420,402)

Reserve Class	(22,045)	(29,589)	(1,386)	(2,525)

Resource Class	(45,485)	(178,336)	(20,695)	(76,679)

Corporate Class	(2,971,174)	(6,084,369)	(157,601)	(226,071)

Total distributions from net investment income	(30,037,490)	(41,344,689)	(2,389,704)	(3,628,968)

Share transactions–net:
Institutional Class	(1,076,951,392)	(3,947,256,097)	39,264,332	(720,814,255)

Private Investment Class	(207,822,434)	(39,293,459)	(39,362,727)	(122,995,654)

Personal Investment Class	(3,795,941)	(34,185,294)	(4,527,089)	(92,429,254)

Cash Management Class	(1,059,890,679)	(567,045,577)	229,414	(462,695,213)

Reserve Class	(18,744,717)	35,953,650	(1,245,728)	(1,306,574)

Resource Class	(84,339,783)	(538,921,577)	(121,895,207)	(72,423,319)

Corporate Class	(1,816,634,825)	(2,404,930,689)	(168,978,677)	137,728,956

Net increase (decrease) in net assets resulting from share transactions	(4,268,179,771)	(7,495,679,043)	(296,515,682)	(1,334,935,313)

Net increase (decrease) in net assets	(4,268,238,064)	(7,495,653,267)	(296,515,682)	(1,334,931,992)

Net assets:
Beginning of year	23,811,017,858	31,306,671,125	3,131,027,636	4,465,959,628

End of year*	$19,542,779,794	$23,811,017,858	$2,834,511,954	$3,131,027,636

* Includes accumulated undistributed net investment income (loss)	$2,549,244	$2,523,469	$1,057,653	$1,159,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2011 and 2010

			Government &
	Treasury Portfolio		Agency Portfolio
	August 31,	August 31,	August 31,	August 31,
	2011	2010	2011	2010

Operations:
Net investment income	$3,552,436	$5,434,686	$3,103,073	$9,168,708

Net realized gain	495,071	310,786	104,979	134,129

Net increase in net assets resulting from operations	4,047,507	5,745,472	3,208,052	9,302,837

Distributions to shareholders from net investment income:
Institutional Class	(1,646,245)	(2,054,316)	(2,277,120)	(7,254,137)

Private Investment Class	(169,870)	(250,010)	(100,807)	(163,105)

Personal Investment Class	(36,476)	(53,754)	(2,934)	(4,859)

Cash Management Class	(1,131,781)	(2,301,435)	(250,978)	(626,149)

Reserve Class	(19,409)	(15,259)	(20,083)	(31,338)

Resource Class	(67,747)	(108,104)	(53,861)	(112,234)

Corporate Class	(480,896)	(651,808)	(397,290)	(976,886)

Total distributions from net investment income	(3,552,424)	(5,434,686)	(3,103,073)	(9,168,708)

Share transactions–net:
Institutional Class	649,938,568	(351,869,785)	1,112,658,773	(5,271,910,147)

Private Investment Class	60,672,576	(1,483,613,444)	(8,156,568)	(223,264,710)

Personal Investment Class	11,874,463	(38,299,452)	710,512	(3,769,896)

Cash Management Class	1,099,901,588	(6,219,363,410)	631,644,460	(882,048,007)

Reserve Class	96,918,581	22,013,966	(113,478,371)	44,451,192

Resource Class	(115,864,624)	43,981,891	(21,992,305)	(192,362,727)

Corporate Class	302,491,390	(485,776,326)	174,187,597	(628,244,289)

Net increase (decrease) in net assets resulting from share transactions	2,105,932,542	(8,512,926,560)	1,775,574,098	(7,157,148,584)

Net increase (decrease) in net assets	2,106,427,625	(8,512,615,774)	1,775,679,077	(7,157,014,455)

Net assets:
Beginning of year	12,782,768,408	21,295,384,182	7,805,985,014	14,962,999,469

End of year*	$14,889,196,033	$12,782,768,408	$9,581,664,091	$7,805,985,014

* Includes accumulated undistributed net investment income (loss)	$1,298,049	$919,673	$665,566	$531,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2011 and 2010

	Government Tax		Tax-Free Cash
	Advantage Portfolio		Reserve Portfolio
	August 31,	August 31,	August 31,	August 31,
	2011	2010	2011	2010

Operations:
Net investment income	$168,055	$202,328	$392,676	$627,127

Net realized gain	7,379	6,705	(5,583)	(30,074)

Net increase in net assets resulting from operations	175,434	209,033	387,093	597,053

Distributions to shareholders from net investment income:
Institutional Class	(142,820)	(171,437)	(330,463)	(469,361)

Private Investment Class	(14,193)	(12,778)	(19,378)	(44,081)

Personal Investment Class	(1,623)	(2,886)	(998)	(1,823)

Cash Management Class	(4,994)	(5,252)	(28,288)	(69,906)

Reserve Class	(361)	(898)	(3,845)	(4,434)

Resource Class	(3,464)	(8,979)	(6,551)	(29,707)

Corporate Class	(600)	(98)	(3,153)	(7,818)

Total distributions from net investment income	(168,055)	(202,328)	(392,676)	(627,130)

Share transactions–net:
Institutional Class	200,326,458	(360,292,542)	(177,058,455)	(150,282,445)

Private Investment Class	19,214,381	(14,500,490)	(20,076,002)	(87,472,620)

Personal Investment Class	(1,793,379)	(5,523,164)	(3,296,510)	100,130

Cash Management Class	29,558,474	(15,921,040)	(21,918,412)	(232,165,646)

Reserve Class	30,018	(4,903,731)	3,542,784	(88,502)

Resource Class	5,924,443	(6,613,577)	(19,053,694)	(85,418,705)

Corporate Class	44,832,018	5,995,442	27,240,936	(45,831,983)

Net increase (decrease) in net assets resulting from share transactions	298,092,413	(401,759,102)	(210,619,353)	(601,159,771)

Net increase (decrease) in net assets	298,099,792	(401,752,397)	(210,624,936)	(601,189,848)

Net assets:
Beginning of year	238,510,076	640,262,473	992,886,682	1,594,076,530

End of year*	$536,609,868	$238,510,076	$782,261,746	$992,886,682

* Includes accumulated undistributed net investment income (loss)	$47,168	$55,680	$(50,202)	$(3)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Notes to Financial Statements

August 31, 2011

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds’ securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

50        Short-Term Investments Trust

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250	Next $250	Over $500
	million	million	million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional

51        Short-Term Investments Trust

Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2011.
  For the year ended August 31, 2011, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense	Yield
	Limitation	Support

Liquid Assets Portfolio	$7,626,959	$—

STIC Prime Portfolio	1,622,161	45,471

Treasury Portfolio	4,854,049	5,240,496

Government & Agency Portfolio	—	1,191,728

Government TaxAdvantage Portfolio	604,649	146,542

Tax-Free Cash Reserve Portfolio	369,201	181,703

  Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2011 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$835,319	$435,323	$98,855	$805,176	$143,536	N/A

STIC Prime Portfolio	674,303	439,944	95,882	53,736	71,318	$4,711

Treasury Portfolio	2,343,815	940,765	3,697,096	812,035	470,015	430,029

Government & Agency Portfolio	1,322,377	75,065	612,573	826,745	338,692	135,373

Government TaxAdvantage Portfolio	106,378	33,149	13,608	12,060	19,537	862

Tax-Free Cash Reserve Portfolio	206,742	25,492	57,765	160,921	39,614	2,945

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

52        Short-Term Investments Trust

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2011, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the year ended August 31, 2011, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$1,042,930	$208,470	$442,816	$142,747	N/A	N/A

STIC Prime Portfolio	615,642	188,506	97,267	8,957	41,269	N/A

Treasury Portfolio	1,637,655	351,649	1,083,828	122,704	130,864	N/A

Government & Agency Portfolio	1,004,499	29,248	242,060	130,067	107,331	N/A

Government TaxAdvantage Portfolio	111,002	12,410	3,836	1,825	5,334	N/A

Tax-Free Cash Reserve Portfolio	241,245	9,947	26,481	24,824	13,075	N/A

  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the year ended August 31, 2011, there were no significant transfers between investment levels.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$19,615,150,103	$—	$19,615,150,103

STIC Prime Portfolio	—	2,983,469,572	—	2,983,469,572

Treasury Portfolio	—	14,885,037,928	—	14,885,037,928

Government & Agency Portfolio	—	9,579,741,006	—	9,579,741,006

Government TaxAdvantage Portfolio	—	565,113,472	—	565,113,472

Tax-Free Cash Reserve Portfolio	—	777,454,826	—	777,454,826

53        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2011, each Fund engaged in transactions with affiliates as listed below:

			Net Realized
	Securities Purchases	Securities Sales	Gains/(Losses)

Liquid Assets Portfolio	$1,025,007,344	$1,100,799,672	$—

STIC Prime Portfolio	253,603,605	157,442,824	—

Government & Agency Portfolio	57,447,320	73,449,929	533

Government TaxAdvantage Portfolio	15,999,929	88,447,320	272

Tax-Free Cash Reserve Portfolio	1,041,404,075	1,074,733,048	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the year ended August 31, 2011, the Funds in aggregate paid legal fees of $101,496 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2011 and 2010:

	2011	2010
	Ordinary Income	Ordinary Income

Liquid Assets Portfolio	$30,037,490	$41,344,689

STIC Prime Portfolio	2,389,704	3,628,968

Treasury Portfolio	3,552,424	5,434,686

Government & Agency Portfolio	3,103,073	9,168,708

Government TaxAdvantage Portfolio	168,055	202,328

Tax-Free Cash Reserve Portfolio	392,676	627,130

54        Short-Term Investments Trust

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary			Shares of
	Ordinary	Book/Tax	Capital Loss	Post-October	Beneficial
	Income	Differences	Carryforward	Deferrals	Interest	Total Net Assets

Liquid Assets Portfolio	$5,541,244	$(2,977,472)	$—	$(72,822)	$19,540,288,844	$19,542,779,794

STIC Prime Portfolio	2,117,856	(1,060,203)	—	—	2,833,454,301	2,834,511,954

Treasury Portfolio	3,045,414	(1,372,882)	—	—	14,887,523,501	14,889,196,033

Government & Agency Portfolio	1,392,610	(622,066)	—	—	9,580,893,547	9,581,664,091

Government TaxAdvantage Portfolio	148,513	(93,966)	—	—	536,555,321	536,609,868

Tax-Free Cash Reserve Portfolio	352,038	(402,240)	(72,990)	(5,582)	782,390,520	782,261,746

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. The Funds capital loss carryforward amounts utilized in the current period to offset net realized gain for federal income tax purposes are as follows:

Capital Loss
	Carryforward	Capital Loss
	Subject to Annual	Carryforward
	Limitation	Utilized

Treasury Portfolio	$—	$120,587

  The Funds have a capital loss carryforward as of August 31, 2011 which expires as follows:

	2015	2017	2018	2019	Total*

Tax-Free Cash Reserve Portfolio	$13,734	$12,152	$17,030	$30,074	$72,990

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2011, the following reclassifications were made and had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of Beneficial
	Investment Income (Loss)	Realized Gain (Loss)	Interest

Liquid Assets Portfolio	$25,775	$(25,775)	$0

STIC Prime Portfolio	(101,758)	(3,272)	105,030

Treasury Portfolio	378,364	(931,917)	553,553

Government & Agency Portfolio	134,130	(134,130)	0

Government TaxAdvantage Portfolio	(8,512)	(6,705)	15,217

Tax-Free Cash Reserve Portfolio	(50,199)	0	50,199

55        Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	114,974,747,244	$114,974,747,244	111,348,098,381	$111,348,098,381

Private investment class	2,097,458,780	2,097,458,780	4,634,492,979	4,634,492,979

Personal investment class	583,984,515	583,984,515	763,013,240	763,013,240

Cash management class	17,713,105,743	17,713,105,743	18,149,320,369	18,149,320,369

Reserve class	576,444,353	576,444,353	912,834,784	912,834,784

Resource class	1,578,904,039	1,578,904,039	2,401,346,017	2,401,346,017

Corporate class	17,336,495,408	17,336,495,408	21,340,345,915	21,340,345,915

Issued as reinvestment of dividends:
Institutional Class	11,043,998	11,043,998	11,793,605	11,793,605

Private investment class	37,630	37,630	89,801	89,801

Personal investment class	16,453	16,453	31,410	31,410

Cash management class	1,152,856	1,152,856	1,929,450	1,929,450

Reserve class	22,368	22,368	29,589	29,589

Resource class	50,434	50,434	178,336	178,336

Corporate class	1,304,161	1,304,161	2,178,748	2,178,748

Reacquired:
Institutional Class	(116,062,742,634)	(116,062,742,634)	(115,307,148,083)	(115,307,148,083)

Private investment class	(2,305,318,844)	(2,305,318,844)	(4,673,876,239)	(4,673,876,239)

Personal investment class	(587,796,909)	(587,796,909)	(797,229,944)	(797,229,944)

Cash management Class	(18,774,149,278)	(18,774,149,278)	(18,718,295,396)	(18,718,295,396)

Reserve class	(595,211,438)	(595,211,438)	(876,910,723)	(876,910,723)

Resource class	(1,663,294,256)	(1,663,294,256)	(2,940,445,930)	(2,940,445,930)

Corporate class	(19,154,434,394)	(19,154,434,394)	(23,747,455,352)	(23,747,455,352)

Net increase (decrease) in share activity	(4,268,179,771)	$(4,268,179,771)	(7,495,679,043)	$(7,495,679,043)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 16% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

56        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,894,152,113	$8,894,152,113	8,137,414,192	$8,137,414,192

Private Investment Class	2,199,271,995	2,199,271,995	2,038,753,570	2,038,753,570

Personal Investment Class	2,117,878,669	2,117,878,669	2,113,012,972	2,113,012,972

Cash Management Class	2,929,112,525	2,929,112,525	3,237,866,716	3,237,866,716

Reserve Class	68,100,033	68,100,033	73,594,339	73,594,339

Resource Class	635,057,207	635,057,207	1,363,725,171	1,363,725,171

Corporate Class	981,962,145	981,962,145	1,184,433,510	1,184,433,510

Issued as reinvestment of dividends:
Institutional Class	725,692	725,692	1,065,471	1,065,471

Private Investment Class	33,359	33,359	55,617	55,617

Personal Investment Class	15,323	15,323	39,874	39,874

Cash Management Class	106,092	106,092	191,335	191,335

Reserve Class	436	436	929	929

Resource Class	6,389	6,389	36,766	36,766

Corporate Class	169,477	169,477	190,166	190,166

Reacquired:
Institutional Class	(8,855,613,473)	(8,855,613,473)	(8,859,293,918)	(8,859,293,918)

Private Investment Class	(2,238,668,081)	(2,238,668,081)	(2,161,804,841)	(2,161,804,841)

Personal Investment Class	(2,122,421,081)	(2,122,421,081)	(2,205,482,100)	(2,205,482,100)

Cash Management Class	(2,928,989,203)	(2,928,989,203)	(3,700,753,264)	(3,700,753,264)

Reserve Class	(69,346,197)	(69,346,197)	(74,901,842)	(74,901,842)

Resource Class	(756,958,803)	(756,958,803)	(1,436,185,256)	(1,436,185,256)

Corporate Class	(1,151,110,299)	(1,151,110,299)	(1,046,894,720)	(1,046,894,720)

Net increase (decrease) in share activity	(296,515,682)	$(296,515,682)	(1,334,935,313)	$(1,334,935,313)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	26,030,423,281	$26,030,423,281	26,015,348,319	$26,015,348,319

Private Investment Class	5,499,203,569	5,499,203,569	5,254,723,019	5,254,723,019

Personal Investment Class	1,649,945,502	1,649,945,502	1,412,595,956	1,412,595,956

Cash Management Class	37,920,690,992	37,920,690,992	46,154,326,471	46,154,326,471

Reserve Class	657,687,537	657,687,537	483,165,598	483,165,598

Resource Class	1,127,136,815	1,127,136,815	1,752,498,428	1,752,498,428

Corporate Class	19,540,700,409	19,540,700,409	15,342,096,983	15,342,096,983

Issued as reinvestment of dividends:
Institutional Class	583,687	583,687	747,041	747,041

Private Investment Class	37,590	37,590	75,219	75,219

Personal Investment Class	34,938	34,938	53,754	53,754

Cash Management Class	152,156	152,156	378,147	378,147

Reserve Class	13,566	13,566	13,500	13,500

Resource Class	40,664	40,664	86,444	86,444

Corporate Class	151,996	151,996	362,782	362,782

Reacquired:
Institutional Class	(25,381,068,400)	(25,381,068,400)	(26,367,965,145)	(26,367,965,145)

Private Investment Class	(5,438,568,583)	(5,438,568,583)	(6,738,411,682)	(6,738,411,682)

Personal Investment Class	(1,638,105,977)	(1,638,105,977)	(1,450,949,162)	(1,450,949,162)

Cash Management Class	(36,820,941,560)	(36,820,941,560)	(52,374,068,028)	(52,374,068,028)

Reserve Class	(560,782,522)	(560,782,522)	(461,165,132)	(461,165,132)

Resource Class	(1,243,042,103)	(1,243,042,103)	(1,708,602,981)	(1,708,602,981)

Corporate Class	(19,238,361,015)	(19,238,361,015)	(15,828,236,091)	(15,828,236,091)

Net increase (decrease) in share activity	2,105,932,542	$2,105,932,542	(8,512,926,560)	$(8,512,926,560)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	61,611,815,820	$61,611,815,820	67,756,450,341	$67,756,450,341

Private Investment Class	2,549,756,494	2,549,756,494	2,696,887,600	2,696,887,600

Personal Investment Class	63,367,177	63,367,177	92,389,908	92,389,908

Cash Management Class	7,338,150,426	7,338,150,426	7,083,908,025	7,083,908,025

Reserve Class	365,919,015	365,919,015	422,419,004	422,419,004

Resource Class	2,088,493,367	2,088,493,367	2,822,954,303	2,822,954,303

Corporate Class	8,382,738,522	8,382,738,522	7,677,568,255	7,677,568,255

Issued as reinvestment of dividends:
Institutional Class	1,388,120	1,388,120	4,390,052	4,390,052

Private Investment Class	21,179	21,179	79,517	79,517

Personal Investment Class	269	269	773	773

Cash Management Class	173,309	173,309	626,149	626,149

Reserve Class	1,867	1,867	24,160	24,160

Resource Class	40,787	40,787	79,024	79,024

Corporate Class	191,614	191,614	560,152	560,152

Reacquired:
Institutional Class	(60,500,545,167)	(60,500,545,167)	(73,032,750,540)	(73,032,750,540)

Private Investment Class	(2,557,934,241)	(2,557,934,241)	(2,920,231,827)	(2,920,231,827)

Personal Investment Class	(62,656,934)	(62,656,934)	(96,160,577)	(96,160,577)

Cash Management Class	(6,706,679,275)	(6,706,679,275)	(7,966,582,181)	(7,966,582,181)

Reserve Class	(479,399,253)	(479,399,253)	(377,991,972)	(377,991,972)

Resource Class	(2,110,526,459)	(2,110,526,459)	(3,015,396,054)	(3,015,396,054)

Corporate Class	(8,208,742,539)	(8,208,742,539)	(8,306,372,696)	(8,306,372,696)

Net increase (decrease) in share activity	1,775,574,098	$1,775,574,098	(7,157,148,584)	$(7,157,148,584)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,711,332,476	$2,711,332,476	1,874,494,393	$1,874,494,393

Private Investment Class	437,193,566	437,193,566	285,652,489	285,652,489

Personal Investment Class	88,578,959	88,578,959	48,028,492	48,028,492

Cash Management Class	43,825,246	43,825,246	15,573,413	15,573,413

Reserve Class	6,204,928	6,204,928	31,391,659	31,391,659

Resource Class	18,185,832	18,185,832	63,939,100	63,939,100

Corporate Class	50,832,014	50,832,014	79,010,000	79,010,000

Issued as reinvestment of dividends:
Institutional Class	128,424	128,424	171,437	171,437

Private Investment Class	3,850	3,850	5,708	5,708

Cash Management Class	4,412	4,412	5,252	5,252

Reserve Class	315	315	201	201

Resource Class	2,702	2,702	2,720	2,720

Corporate Class	67	67	66	66

Reacquired:
Institutional Class	(2,511,134,442)	(2,511,134,442)	(2,234,958,372)	(2,234,958,372)

Private Investment Class	(417,983,035)	(417,983,035)	(300,158,687)	(300,158,687)

Personal Investment Class	(90,372,338)	(90,372,338)	(53,551,656)	(53,551,656)

Cash Management Class	(14,271,184)	(14,271,184)	(31,499,705)	(31,499,705)

Reserve Class	(6,175,225)	(6,175,225)	(36,295,591)	(36,295,591)

Resource Class	(12,264,091)	(12,264,091)	(70,555,397)	(70,555,397)

Corporate Class	(6,000,063)	(6,000,063)	(73,014,624)	(73,014,624)

Net increase (decrease) in share activity	298,092,413	$298,092,413	(401,759,102)	$(401,759,102)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,598,415,148	$1,598,415,148	2,381,530,077	$2,381,530,077

Private Investment Class	189,820,412	189,820,412	242,313,052	242,313,052

Personal Investment Class	7,217,382	7,217,382	13,124,110	13,124,110

Cash Management Class	738,707,920	738,707,920	1,434,961,472	1,434,961,472

Reserve Class	37,462,640	37,462,640	15,733,372	15,733,372

Resource Class	7,155,166,244	7,155,166,244	115,599,863	115,599,863

Corporate Class	57,238,303	57,238,303	8,703,078	8,703,078

Issued as reinvestment of dividends:
Institutional Class	66,383	66,383	110,090	110,090

Private Investment Class	14,993	14,993	38,670	38,670

Personal Investment Class	314	314	478	478

Cash Management Class	20,854	20,854	52,512	52,512

Reserve Class	3,752	3,752	4,562	4,562

Resource Class	5,421	5,421	24,091	24,091

Corporate Class	2,633	2,633	7,818	7,818

Reacquired:
Institutional Class	(1,775,539,986)	(1,775,539,986)	(2,531,922,612)	(2,531,922,612)

Private Investment Class	(209,911,407)	(209,911,407)	(329,824,342)	(329,824,342)

Personal Investment Class	(10,514,206)	(10,514,206)	(13,024,458)	(13,024,458)

Cash Management Class	(760,647,186)	(760,647,186)	(1,667,179,630)	(1,667,179,630)

Reserve Class	(33,923,608)	(33,923,608)	(15,826,436)	(15,826,436)

Resource Class	(7,174,225,359)	(7,174,225,359)	(201,042,659)	(201,042,659)

Corporate Class	(30,000,000)	(30,000,000)	(54,542,879)	(54,542,879)

Net increase (decrease) in share activity	(210,619,353)	$(210,619,353)	(601,159,771)	$(601,159,771)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Institutional Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Year ended 08/31/11	$1.00	$0.00	(b)	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.15%	$15,240,109	0.14	%(c)	0.17	%(c)	0.15	%(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.19	16,317,110	0.14		0.18		0.20
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.30	20,264,356	0.16		0.21		1.17
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.80	24,567,534	0.12		0.17		3.64
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.37	18,081,351	0.12		0.18		5.25

STIC Prime Portfolio
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.10	1,892,173	0.13	(c)	0.19	(c)	0.10	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.14	1,852,908	0.14		0.19		0.15
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.89	2,573,721	0.17		0.23		0.93
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.63	5,304,800	0.12		0.18		3.46
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.38	3,479,266	0.12		0.19		5.25

Treasury Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	5,180,618	0.11	(c)	0.18	(c)	0.03	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	4,530,503	0.14		0.18		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.39	4,882,282	0.15		0.20		0.37
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.93	4,639,164	0.12		0.18		2.66
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.17	3,306,283	0.12		0.19		5.03

Government & Agency Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	5,655,734	0.11	(c)	0.13	(c)	0.05	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	4,543,024	0.13		0.13		0.11
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.73	9,814,845	0.14		0.15		0.60
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.42	1,971,451	0.12		0.14		3.28
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.31	1,328,964	0.12		0.15		5.18

Government TaxAdvantage Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	376,002	0.10	(c)	0.26	(c)	0.04	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	175,670	0.13		0.26		0.05
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.59	535,957	0.15		0.30		0.51
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.28	226,983	0.12		0.24		3.30
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.21	321,456	0.12		0.30		5.08

Tax-Free Cash Reserve Portfolio
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.06	502,025	0.23	(c)	0.29	(c)	0.06	(c)
Year ended 08/31/10	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.07	679,088	0.25		0.29		0.07
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.91	829,400	0.27		0.31		1.04
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.72	1,765,515	0.22	(d)	0.25	(d)	1.76	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.28	3,256,572	0.22		0.25		3.23
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.41	2,870,218	0.22		0.25		3.36

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s) of $16,610,265, $1,855,005, $4,736,767, $4,209,625, $376,202 and $570,856 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Institutional Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Institutional Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 21, 2011
Houston, Texas

63        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011, through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Institutional Class	(03/01/11)	(08/31/11)[1]	Period[2]	(08/31/11)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.60	$0.71	$1,024.50	$0.71	0.14%

STIC Prime Portfolio	1,000.00	1,000.30	0.71	1,024.50	0.71	0.14

Treasury Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07

Government & Agency Portfolio	1,000.00	1,000.10	0.50	1,024.70	0.51	0.10

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.40	1,024.80	0.41	0.08

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.20	1.06	1,024.15	1.07	0.21

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2011, through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

64        Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts
(Government & Agency Portfolio, Tax-Free Cash Reserve Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust (the Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of the Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under each Fund’s agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of each Fund’s investment advisory agreement.

Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of each Fund’s sub-advisory contracts.

Tax-Free Cash Reserve Portfolio, Liquid Assets Portfolio and STIC Prime Portfolio
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are

65        Short-Term Investments Trust

appropriate and satisfactory and in accordance with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the same level as the performance of the Index for the one year period and below the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of the performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in each Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Institutional Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Government & Agency Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Government TaxAdvantage Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted

66        Short-Term Investments Trust

that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Treasury Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Tax-Free Cash Reserve Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Liquid Assets Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

STIC Prime Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but that each Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Tax-Free Cash Reserve Portfolio and Government TaxAdvantage Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

67        Short-Term Investments Trust

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

Government & Agency Portfolio, Tax-Free Cash Reserve Portfolio and Liquid Assets Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.

STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that each Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to each Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that each Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of each Fund and its shareholders.

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Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2011:

		Corporate
	Qualified	Dividends		Tax-Exempt
	Dividend	Received	U.S. Treasury	Interest
Federal and State Income Tax	Income*	Deduction*	Obligations*	Dividends

Liquid Assets Portfolio	0.00%	0.00%	0.00%	0.00%

STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%

Treasury Portfolio	0.00%	0.00%	49.94%	0.00%

Government & Agency Portfolio	0.00%	0.00%	2.98%	0.00%

Government TaxAdvantage Portfolio	0.00%	0.00%	10.17%	0.00%

Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100.00%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

	Qualified	Qualified
	Short-Term	Interest
Non-Resident Alien Shareholders	Gains	Income**

Liquid Assets Portfolio	—	0.00%

STIC Prime Portfolio	—	0.00%

Treasury Portfolio	—	100%

Government & Agency Portfolio	$134,129	100%

Government TaxAdvantage Portfolio	—	0.00%

Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

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Trustees and Officers

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
			in Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	143	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, Executive Vice President	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.	143	None

		Formerly: Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	161	Director of the Abraham Lincoln Presidential Library Foundation

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	143	ACE Limited (insurance company); and Investment Company Institute

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen has been deemed to be an interested person of the Trust because of his prior service as counsel to the predecessor funds of certain Invesco open-end funds and his affiliation with the law firm that served as counsel to such predecessor funds and continues to serve as counsel to the Invesco Van Kampen closed-end funds.

T-1        Short-Term Investments Trust

Trustees and Officers—(continued)

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
Name, Year of			in Fund Complex
Birth and Position(s)	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	161	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

Bob R. Baker — 1936 Trustee	2003	Retired	143	None
		Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie	143	Director and Chairman, C.D. Stimson Company (a real estate investment company)

James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	143	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society

Rodney Dammeyer — 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services. Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	161	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)	143	Board of Nature’s Sunshine Products, Inc.
		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)	143	Administaff
		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives

Carl Frischling — 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	143	Director, Reich & Tang Funds (16 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Retired	143	None
		Formerly: Chief Executive Officer, YWCA of the U.S.A.

Larry Soll — 1942 Trustee	2003	Retired	143	None
		Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)

T-2        Short-Term Investments Trust

Trustees and Officers—(continued)

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
			in Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	161	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired	143	None
		Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).	N/A	N/A
		Formerly: Senior Vice President, Van Kampen Investments Inc.; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Van Kampen Funds Inc.; and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust	N/A	N/A
		Formerly: Director and Secretary, Van Kampen Advisors, Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services, Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.); and Vice President, The Invesco Funds	N/A	N/A
		Formerly: Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company

T-3        Short-Term Investments Trust

Trustees and Officers—(continued)

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
			in Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)	N/A	N/A
		Formerly: Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management) and Van Kampen Funds Inc.	N/A	N/A
		Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Investor Services Inc., Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company) and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.).	N/A	N/A
		Formerly: Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser) and Van Kampen Investor Services Inc.; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Counsel to the Independent Trustees Kramer, Levin, Naftalis & Frankel LLP 1177 Avenue of the Americas New York, NY 10036-2714	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4        Short-Term Investments Trust

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-AR-1	Invesco Distributors, Inc.

Personal Investment Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Annual Report to Shareholders ▪ August 31, 2011

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
44	Financial Statements
50	Notes to Financial Statements
62	Financial Highlights
63	Auditor’s Report
64	Fund Expenses
65	Approval of Investment Advisory and Sub-Advisory Agreements
69	Tax Information
T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2011, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
This is the annual report on the performance of the Personal Investment Class of Short-Term Investments Trust, part of Invesco Fixed Income, for the fiscal year ending August 31, 2011. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Against a backdrop of increasingly challenging economic headlines, market sentiment deteriorated over the 12 months covered by this report, as economic indicators pointed to a possible downturn in the recovery. Gross domestic product (GDP), the broadest measure of overall U.S. economic activity, grew at annualized rates of 2.5% and 2.3% in the third and fourth quarters of 2010, respectively.1 GDP continued to grow in the first half of 2011, but at a much slower pace.
     Monetary policy remained unchanged during the reporting period. The U.S. Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, even as the economic tides seemed to shift.2 Fed statements early in the year echoed public concern over an increase in headline inflation due to higher energy and food prices. Heading into the summer of 2011, the Fed’s attention shifted back to the stalling recovery, and in particular, weak housing and labor markets. Concerned with considerably slower-than-expected growth, the Fed committed in its August 9 statement to keep its target policy rate at low levels “at least through mid-2013.”2 With no change in monetary policy, money market funds continued to operate in an ultra-low interest rate environment.
     Increasingly over the reporting period, technical factors created tangible supply constraints in money markets. In February 2011, the U.S. Treasury rolled back its Supplemental Financing Bill Program from $200 billion to $5 billion to avoid breaching the U.S. debt ceiling.3 This, along with a new FDIC assessment rule introduced on April 1, pulled a substantial supply of short-term paper out of the market, pushing yields even lower.
     More recently, money market funds responded to potential headline risks generated by debt concerns in Europe and the U.S. In June, concern grew over the exposure of U.S. money market funds to Greek sovereign debt through their holdings in European banks. In recent months, money market funds reduced their European exposure — from 50.2% of assets in May to 47.0% in July.4 Closer to home, contentious negotiations to raise the U.S. debt ceiling and avoid default were a concern. Although the debt ceiling was ultimately raised by the August 2 deadline, the rancorous tone of the talks and the limited scope of deficit reduction had the effect of undermining the already waning confidence market participants had in the ability of policymakers to support the recovery.
Invesco Fixed Income’s strength and experience
Invesco Fixed Income’s 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we remain a leader in the cash management industry, with more than $200 billion in assets under management as of August 31, 2011. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco — one of the world’s largest and most diversified investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield — in that order — to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,

Karen Dunn Kelley
Senior Managing Director, Invesco Ltd.
CEO, Invesco Fixed Income

1	Bureau of Economic Analysis; 2 U.S. Federal Reserve; 3 Reuters; 4 Fitch Ratings
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2	Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
Although the world’s economies are gradually recovering from the financial crisis, it has not been a smooth path. Unrest in the Middle East, persistently weak job and housing markets in the U.S. and continued government balance sheet repair in Europe are contributing to a slow, labored march toward global recovery.
     In this environment, investors face risks that could make it more difficult to achieve their long-term financial goals — a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3	Short-Term Investments Trust

Fund Data

Personal Investment Class data as of 8/31/11
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During	At Fiscal	At Fiscal
	Fiscal	Year	Year
	Year	End	End

Liquid Assets	28 - 45 days	34 days	59 days	$107.6 million

STIC Prime	10 - 26 days	14 days	14 days	84.4 million

Treasury	31 - 54 days	34 days	34 days	185.3 million

Government & Agency	31 - 53 days	45 days	74 days	14.6 million

Government TaxAdvantage	21 - 52 days	40 days	70 days	4.8 million

Tax-Free Cash Reserve	19 - 33 days	23 days	23 days	4.2 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Objectives and Strategies

Liquid Assets Portfolio
Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
     The Fund invests in high-quality U.S. dollar-denominated short-term debt obligations, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from U.S. or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.
STIC Prime Portfolio
STIC Prime Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in high quality U.S. dollar-denominated obligations with maturities of 60 days or less, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Treasury Portfolio
Treasury Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
Government & Agency Portfolio
Government & Agency Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.
Government TaxAdvantage Portfolio
Government TaxAdvantage Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies of instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
Tax-Free Cash Reserve Portfolio
Tax-Free Cash Reserve Portfolio’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
     The Fund invests in debt securities, primarily municipal securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

4	Short-Term Investments Trust

Fund composition by maturity

In days, as of 8/31/11
	Liquid Assets Portfolio[1,2,4,5,7]	STIC Prime Portfolio[4,5,7]	Treasury Portfolio[4]	Government & Agency Portfolio[3,4]	Government TaxAdvantage Portfolio[3,4]	Tax-Free Cash Reserve Portfolio[4,6]

1 - 7	42.5%	49.7%	64.3%	54.9%	43.7%	90.4%

8 - 30	24.5	36.8	7.7	10.1	23.4	0.9

31 - 60	11.1	13.5	8.0	5.5	8.9	0.9

61 - 90	8.6	0.0	2.2	8.1	4.8	0.9

91 - 180	12.7	0.0	16.1	18.8	19.2	1.9

181+	0.6	0.0	1.7	2.6	0.0	5.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The risks of investing in foreign securities include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

2	The Fund may invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.

3	Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

4	The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

5	The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the Fund’s performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

6	The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.

7	The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
5	Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–44.40%(a)
Asset Management & Custody Banks–0.77%
Bank of New York Mellon Corp. (The)	0.11%	09/28/11	$150,000	$149,987,625

Asset-Backed Securities–Commercial Loans/Leases–4.29%
Atlantis One Funding Corp.(b)(c)	0.15%	09/01/11	150,000	150,000,000

Atlantis One Funding Corp.(b)(c)	0.16%	09/07/11	150,000	149,996,000

Atlantis One Funding Corp.(b)(c)	0.19%	10/05/11	64,400	64,388,444

Atlantis One Funding Corp.(b)(c)	0.21%	11/07/11	175,000	174,931,604

Atlantis One Funding Corp.(b)(c)	0.26%	12/01/11	150,000	149,901,417

Atlantis One Funding Corp.(b)(c)	0.26%	12/07/11	150,000	149,894,916

				839,112,381

Asset-Backed Securities–Consumer Receivables–5.11%
Amsterdam Funding Corp.(c)	0.17%	09/09/11	93,250	93,246,477

Amsterdam Funding Corp.(c)	0.20%	09/14/11	100,000	99,992,778

Amsterdam Funding Corp.(c)	0.27%	10/12/11	60,000	59,981,550

Amsterdam Funding Corp.(c)	0.27%	10/14/11	110,000	109,964,525

Barton Capital LLC(c)	0.42%	09/22/11	200,000	199,951,000

Old Line Funding, LLC(c)	0.15%	09/07/11	100,034	100,031,499

Old Line Funding, LLC(c)	0.25%	11/01/11	60,000	59,974,583

Sheffield Receivables Corp.(c)	0.25%	11/01/11	100,000	99,957,639

Thunder Bay Funding, LLC(c)	0.25%	12/28/11	100,148	100,065,934

Windmill Funding Corp.(c)	0.22%	10/05/11	75,000	74,984,417

				998,150,402

Asset-Backed Securities–Fully Supported–1.02%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)(d)	0.29%	01/09/12	200,000	200,000,000

Asset-Backed Securities–Fully Supported Bank–3.03%
Concord Minutemen Capital Co., LLC, Series A, (Multi-CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.30%	10/04/11	100,000	99,972,500

Crown Point Capital Co., LLC, Series A, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.28%	09/13/11	85,000	84,992,067

Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	09/21/11	150,000	149,979,166

Lexington Parker Capital Co., LLC (Multi CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.30%	09/06/11	142,000	141,994,083

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	10/11/11	116,026	116,002,795

				592,940,611

Asset-Backed Securities–Multi-Purpose–12.06%
Atlantic Asset Securitization LLC(c)	0.35%	09/22/11	150,000	149,969,375

Chariot Funding, LLC/Ltd.(c)	0.14%	09/12/11	80,000	79,996,578

Chariot Funding, LLC/Ltd.(c)	0.16%	09/12/11	100,000	99,995,111

Chariot Funding, LLC/Ltd.(c)	0.16%	09/13/11	60,000	59,996,800

Chariot Funding, LLC/Ltd.(c)	0.16%	09/16/11	75,000	74,995,000

Chariot Funding, LLC/Ltd.(c)	0.16%	10/11/11	50,000	49,991,111

Chariot Funding, LLC/Ltd.(c)	0.17%	09/26/11	64,000	63,992,444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Multi-Purpose–(continued)

Charta, LLC(c)	0.17%	09/20/11	$50,000	$49,995,514

Charta, LLC(c)	0.18%	09/15/11	70,000	69,995,100

Charta, LLC(c)	0.19%	09/16/11	55,000	54,995,646

Charta, LLC(c)	0.19%	09/19/11	70,000	69,993,350

Ciesco, LLC(c)	0.17%	09/02/11	300,000	299,998,583

CRC Funding LLC(c)	0.17%	09/07/11	250,000	249,992,917

Falcon Asset Securitization Corp.(c)	0.15%	09/07/11	100,000	99,997,500

Falcon Asset Securitization Corp.(c)	0.16%	09/14/11	151,000	150,991,275

Falcon Asset Securitization Corp.(c)	0.17%	09/08/11	75,000	74,997,521

Gemini Securitization Corp., LLC(c)	0.23%	09/06/11	100,000	99,996,805

Gemini Securitization Corp., LLC(c)	0.24%	09/12/11	150,000	149,989,000

Gemini Securitization Corp., LLC(c)	0.24%	09/15/11	49,000	48,995,427

Jupiter Securitization Corp.(c)	0.15%	09/29/11	50,000	49,994,167

Jupiter Securitization Corp.(c)	0.17%	10/05/11	75,000	74,987,958

Jupiter Securitization Corp.(c)	0.20%	09/01/11	100,000	100,000,000

Nieuw Amsterdam Receivables Corp.(b)(c)	0.20%	10/03/11	70,500	70,487,467

Nieuw Amsterdam Receivables Corp.(b)(c)	0.20%	10/12/11	62,000	61,985,878

				2,356,330,527

Asset-Backed Securities–Securities–3.04%
Aspen Funding Corp.(c)	0.23%	10/07/11	95,000	94,978,150

Aspen Funding Corp.(c)	0.27%	09/14/11	50,035	50,030,122

Newport Funding Corp.(c)	0.25%	09/20/11	100,030	100,016,801

Scaldis Capital Ltd./LLC(b)(c)	0.24%	09/06/11	250,000	249,991,667

Solitaire Funding Ltd./LLC(b)(c)	0.20%	09/08/11	100,000	99,996,111

				595,012,851

Asset-Backed Securities–Trade Receivables–1.42%
Market Street Funding LLC(c)	0.18%	10/19/11	55,033	55,019,792

Market Street Funding LLC(c)	0.18%	10/20/11	50,000	49,987,750

Victory Receivables Corp.(b)(c)	0.22%	09/08/11	72,750	72,746,888

Victory Receivables Corp.(b)(c)	0.25%	09/19/11	100,000	99,987,500

				277,741,930

Diversified Banks–1.71%
BNZ International Funding Ltd.(b)(c)	0.22%	10/06/11	125,000	124,973,264

BNZ International Funding Ltd.(b)(c)	0.28%	11/14/11	70,000	69,959,711

Societe Generale North America, Inc.(b)	0.22%	09/02/11	80,000	79,999,511

Societe Generale North America, Inc.(b)	0.22%	09/06/11	60,000	59,998,167

				334,930,653

Life & Health Insurance–1.66%
Metlife Short Term Funding LLC(c)	0.14%	09/01/11	50,000	50,000,000

Metlife Short Term Funding LLC(c)	0.18%	10/13/11	50,000	49,989,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–(continued)

Metlife Short Term Funding LLC(c)	0.20%	09/16/11	$148,000	$147,987,667

Metlife Short Term Funding LLC(c)	0.20%	09/20/11	75,500	75,492,030

				323,469,197

Municipal Commercial Paper–0.06%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(e)	0.33%	09/07/11	11,103	11,103,000

Other Diversified Financial Services–0.77%
Credit Suisse (USA), Inc.(b)	0.19%	10/06/11	150,000	149,972,292

Regional Banks–9.46%
ANZ National (Int’l) Ltd.(b)(c)	0.25%	01/17/12	100,000	99,904,167

ANZ National (Int’l) Ltd.(b)(c)	0.29%	10/07/11	100,000	99,971,000

Banque et Caisse d’Epargne de l’Etat(b)	0.26%	12/15/11	90,000	89,931,750

Banque et Caisse d’Epargne de l’Etat(b)	0.28%	12/29/11	200,000	199,814,889

Banque et Caisse d’Epargne de l’Etat(b)	0.29%	09/09/11	100,000	99,993,555

Commonwealth Bank of Australia(b)(c)	0.23%	12/12/11	132,000	131,915,850

Commonwealth Bank of Australia(b)(c)	0.23%	11/03/11	250,000	249,899,375

Commonwealth Bank of Australia(b)	0.26%	12/16/11	125,000	124,904,431

Commonwealth Bank of Australia(b)(c)	0.34%	01/17/12	113,500	113,352,072

Nordea North America Inc.(b)	0.22%	09/02/11	100,000	99,999,389

Nordea North America Inc.(b)	0.24%	12/07/11	100,000	99,936,680

Nordea North America Inc.(b)	0.27%	09/06/11	88,550	88,546,679

Svenska Handelsbanken, Inc.(b)(c)	0.21%	11/03/11	100,000	99,964,125

Westpac Banking Corp.(b)(c)	0.20%	09/07/11	100,000	99,996,667

Westpac Banking Corp.(b)(c)(d)	0.24%	11/07/11	150,000	150,000,000

				1,848,130,629

Total Commercial Paper (Cost $8,676,882,098)				8,676,882,098

Certificates of Deposit–28.87%
Bank of Nova Scotia(d)	0.24%	11/09/11	150,000	150,000,000

Bank of Nova Scotia	0.25%	01/11/12	150,000	150,000,000

Bank of Nova Scotia	0.30%	02/01/12	100,000	100,000,000

Bank of Nova Scotia(d)	0.32%	09/11/12	100,000	100,000,000

Bank of Nova Scotia	0.35%	02/24/12	80,000	80,000,000

Bank of Nova Scotia(d)	0.50%	03/05/12	79,000	79,093,775

Barclays Bank PLC(d)	0.40%	06/15/12	450,000	450,000,000

BNP Paribas	0.69%	06/01/12	125,000	125,000,000

Canadian Imperial Bank of Commerce	0.20%	09/02/11	100,000	100,000,000

Deutsche Bank AG (Cayman Islands)(b)	0.10%	09/01/11	617,709	617,709,382

Lloyds TSB Bank PLC(d)	0.25%	03/05/12	150,000	150,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.19%	09/08/11	250,000	250,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.29%	10/06/11	200,000	200,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.34%	09/09/11	150,000	150,000,166

National Australia Bank Ltd. (United Kingdom)(b)	0.39%	09/08/11	40,000	39,996,973

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

National Australia Bank Ltd. (United Kingdom)(b)	0.41%	02/15/12	$150,000	$150,006,945

National Bank of Canada	0.34%	02/08/12	100,000	100,000,000

Nederlandse Waterschapsbank N.V.	0.33%	11/30/11	100,000	99,917,570

Nordea Bank Finland PLC	0.24%	11/04/11	100,000	100,000,000

Nordea Bank Finland PLC(d)	0.45%	07/05/12	75,950	76,071,498

Rabobank Nederland(d)	0.27%	10/12/11	100,000	100,000,000

Rabobank Nederland(d)	0.29%	01/10/12	100,000	100,000,000

Rabobank Nederland(d)	0.30%	05/08/12	150,000	150,000,000

Royal Bank of Canada(d)	0.26%	02/16/12	150,000	150,000,000

Royal Bank of Canada(d)	0.26%	10/12/11	175,000	175,000,000

Santander UK PLC(b)(d)(f)	0.30%	—	250,000	250,000,000

Societe Generale(d)	0.56%	11/14/11	100,000	100,000,000

Svenska Handelsbanken A.B.	0.27%	11/16/11	150,000	150,001,582

Svenska Handelsbanken A.B.	0.46%	02/21/12	200,000	200,004,794

Toronto Dominion Bank	0.26%	01/12/12	200,000	200,000,000

Toronto Dominion Bank	0.35%	02/07/12	150,000	150,000,000

Toronto-Dominion Bank(d)	0.23%	05/11/12	100,000	100,000,000

Toronto-Dominion Bank(d)	0.29%	01/12/12	200,000	200,000,000

Toronto-Dominion Bank	0.33%	09/08/11	150,000	150,000,000

Westpac Banking Corp.	0.29%	11/02/11	200,000	200,000,000

Total Certificates of Deposit (Cost $5,642,802,685)				5,642,802,685

Variable Rate Demand Notes–17.61%(g)
Credit Enhanced–17.61%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	06/01/29	1,000	1,000,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(e)	0.29%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.10%	10/01/35	17,450	17,450,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(e)	0.32%	07/01/26	5,905	5,905,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.16%	05/15/37	17,000	17,000,000

Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.14%	05/15/38	7,500	7,500,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.21%	07/15/28	2,825	2,825,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC– Lloyds TSB Bank PLC)(b)(e)	0.12%	07/01/34	21,410	21,410,000

Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	12/01/22	7,060	7,060,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	10/01/33	3,400	3,400,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	12/01/33	24,025	24,025,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/14	4,550	4,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.16%	07/01/32	$8,185	$8,185,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(e)	0.18%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	12/01/28	325	325,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.14%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/29	4,650	4,650,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(e)	0.48%	07/01/30	3,125	3,125,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/39	25,600	25,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.21%	06/01/35	8,335	8,335,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/27	1,950	1,950,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(e)	0.21%	12/01/21	12,385	12,385,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.22%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	10/01/32	23,555	23,555,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	12/01/32	2,645	2,645,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(e)	0.35%	06/01/35	14,775	14,775,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/33	3,175	3,175,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(e)	0.19%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(e)	0.14%	01/01/37	17,000	17,000,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/39	5,000	5,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.14%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	07/01/22	1,600	1,600,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	06/01/20	13,000	13,000,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	11/01/38	3,535	3,535,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/33	9,000	9,000,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	04/01/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.19%	09/01/37	26,435	26,435,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–Royal Bank of Canada)(b)(e)	0.16%	11/15/34	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(e)	0.19%	08/15/30	$16,040	$16,040,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.19%	11/01/28	610	610,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/16	2,000	2,000,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	03/15/23	5,650	5,650,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.17%	01/01/21	8,705	8,705,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.21%	03/01/34	4,730	4,730,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	07/01/25	43,155	43,155,000

Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.28%	08/01/15	1,200	1,200,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	03/01/19	3,165	3,165,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.18%	08/01/39	6,970	6,970,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/01/30	30,075	30,075,000

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(e)	0.24%	06/01/43	6,000	6,000,000

Dearborn (County of), Indiana (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	04/01/36	7,250	7,250,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.16%	06/15/25	7,440	7,440,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	09/01/36	3,745	3,745,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/36	10,100	10,100,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/39	19,280	19,280,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	01/01/26	15,500	15,500,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	01/01/37	28,180	28,180,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	0.19%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(e)	0.38%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/29	18,080	18,080,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	8,500	8,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

District of Columbia;
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.18%	06/01/27	$5,900	$5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	06/01/27	78,553	78,553,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(c)(e)	0.17%	07/01/24	13,060	13,060,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.21%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.20%	07/01/37	4,000	4,000,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.19%	03/01/30	27,470	27,470,000

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/23	4,200	4,200,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	06/01/37	13,695	13,695,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(e)	0.17%	02/01/35	2,525	2,525,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.21%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/31	3,880	3,879,951

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/33	13,530	13,530,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(e)	0.18%	12/01/21	17,700	17,700,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.38%	09/01/41	5,410	5,410,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(e)	0.21%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/23	4,965	4,965,000

Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	03/01/30	10,000	10,000,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(e)	0.17%	06/01/19	12,035	12,035,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.21%	06/01/19	4,470	4,470,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.18%	06/01/27	10,500	10,500,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	11/01/25	4,900	4,900,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.17%	06/01/24	25,000	25,000,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	02/15/42	4,800	4,800,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(e)	0.21%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.24%	08/01/32	7,800	7,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	01/01/38	$3,785	$3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/15/12	15,390	15,390,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(e)	0.21%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(e)	0.16%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Bank of Montreal)(b)(e)	0.16%	11/15/37	18,005	18,005,000

Hillsborough (County of), Florida Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.31%	03/01/25	4,350	4,350,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	10/01/14	4,045	4,045,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	03/01/20	7,800	7,800,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	02/01/40	9,700	9,700,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(e)	0.20%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Harris, N.A.)(c)(e)	0.20%	10/01/17	2,500	2,500,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB of Chicago)	0.21%	06/01/40	4,925	4,925,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.13%	01/01/16	385	385,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)(e)	0.21%	09/01/24	1,300	1,300,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	08/01/28	1,300	1,300,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	08/01/35	5,150	5,150,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	02/15/35	7,565	7,565,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(e)	0.35%	05/01/14	250	250,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	06/01/29	3,200	3,200,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(e)	0.21%	08/15/33	8,555	8,555,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(e)	0.30%	06/01/17	2,445	2,445,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	04/01/39	7,500	7,500,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	04/01/32	17,600	17,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	08/01/15	$1,450	$1,450,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(e)	0.21%	11/01/19	5,200	5,200,000

Illinois (State of) Finance Authority (St. Xavier University);
Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/32	5,785	5,785,000

Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/40	2,930	2,930,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(e)	0.49%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(e)	0.17%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(e)	0.14%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	08/15/25	13,065	13,065,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(e)	0.20%	01/01/29	2,000	2,000,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(e)	0.21%	10/01/33	5,600	5,600,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.23%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–Harris N.A.)(e)	0.18%	06/01/29	5,800	5,800,000

Series 2004, VRD RB (LOC–Harris N.A.)(e)	0.16%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.26%	05/01/42	2,580	2,580,000

Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	04/01/24	1,075	1,075,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/32	5,580	5,580,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	08/01/21	14,020	14,020,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/39	49,960	49,960,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.21%	12/01/32	9,320	9,320,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	11/01/37	5,825	5,825,000

Indiana (State of) Finance Authority (Sycamore School); Series 2004, VRD Educational Facilities RB (LOC–U.S. Bank N.A.)(e)	0.20%	08/01/24	3,220	3,220,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.28%	07/01/28	7,100	7,100,000

Indiana (State of) Health Facility Financing Authority (Rehabilitation Hospital of Indiana Inc.); Series 1990, VRD Hospital ACES RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/01/20	12,700	12,700,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.19%	05/15/38	14,000	14,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)	0.22%	05/01/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	05/01/42	$17,000	$17,000,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.30%	02/01/33	3,900	3,900,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.15%	11/01/32	3,000	3,000,000

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC–Harris N.A.)(e)	0.17%	12/01/38	5,500	5,500,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.23%	11/01/31	8,330	8,330,000

Jackson (County of), Missouri Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/18	1,000	1,000,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	06/01/22	2,150	2,150,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	05/01/33	7,300	7,300,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	12/01/39	11,100	11,100,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.21%	08/02/38	1,850	1,850,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.17%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(e)	0.21%	09/01/28	4,725	4,725,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/26	3,785	3,785,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/14	5,035	5,035,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/27	4,305	4,305,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	12/01/37	1,725	1,725,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	01/01/32	4,425	4,425,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/28	1,870	1,870,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/32	5,170	5,170,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/28	2,095	2,095,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	04/01/35	7,500	7,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System);
Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/41	$34,000	$34,000,000

Series 2008 D, VRD RB (LOC–TD Bank, N.A.)(e)	0.09%	07/01/41	9,450	9,450,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(e)	0.17%	07/01/32	52,935	52,935,000

Massachusetts (State of) Development Finance Agency (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	03/01/15	1,175	1,174,907

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/46	8,700	8,700,000

Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(e)	0.21%	12/01/46	54,800	54,800,000

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.15%	07/01/38	8,600	8,600,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(e)	0.17%	03/01/39	7,200	7,200,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.30%	01/01/44	408	408,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	12/01/26	6,545	6,545,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/30	20,755	20,755,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/30	16,140	16,140,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/38	5,850	5,850,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	10/15/42	24,785	24,785,000

Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.21%	10/01/40	655	655,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	11/15/39	20,200	20,200,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	11/15/39	18,690	18,690,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(e)	0.21%	09/01/40	6,245	6,245,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.19%	01/01/25	3,295	3,295,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.24%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	04/01/37	12,300	12,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(b)(e)	0.18%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.18%	12/01/31	14,570	14,570,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	10/01/33	14,750	14,750,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.20%	07/01/29	3,260	3,260,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.14%	02/01/40	$8,895	$8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/39	6,675	6,675,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.18%	05/01/26	4,450	4,450,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/01/38	46,500	46,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP– FNMA)	0.22%	08/15/31	3,065	3,065,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(c)(e)	0.35%	11/01/27	3,330	3,330,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.17%	07/01/38	12,595	12,595,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/25	9,180	9,180,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facilities RB (LOC–Bank of America, N.A.)(e)	0.18%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.21%	07/15/36	7,575	7,574,629

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	425	424,790

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	12/01/24	3,355	3,355,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	10/01/33	15,275	15,275,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	09/01/37	1,300	1,300,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	07/01/38	3,695	3,695,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	06/15/32	41,000	41,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(e)	0.16%	11/01/36	9,725	9,725,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.20%	04/01/32	7,040	7,040,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	08/01/36	1,925	1,925,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	07/01/34	9,005	9,005,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/27	3,065	3,065,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

North Carolina (State of) Capital Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	08/01/14	$2,185	$2,185,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(e)	0.18%	01/01/19	7,855	7,855,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/29	2,255	2,255,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.29%	11/01/26	8,340	8,340,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/17	8,090	8,090,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.32%	06/01/31	7,765	7,765,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(e)	0.17%	11/01/33	3,945	3,945,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	09/01/34	28,575	28,575,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	12/01/27	4,610	4,610,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	12/01/31	28,070	28,070,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.18%	11/01/30	8,365	8,365,000

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(e)	0.21%	09/01/36	3,815	3,815,000

Olathe (City of), Kansas (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/18	2,235	2,235,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(e)	0.38%	07/01/16	7,210	7,210,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	08/01/34	72,000	72,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.24%	10/15/38	4,000	4,000,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(e)	0.19%	07/01/32	17,135	17,135,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/21	7,475	7,475,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/30	4,600	4,600,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(e)	0.22%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.21%	05/01/20	2,650	2,650,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	11/01/34	5,100	5,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	02/01/34	$6,960	$6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(e)	0.17%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	10/01/29	4,300	4,300,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.23%	07/01/27	18,645	18,645,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.19%	12/01/24	5,235	5,235,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.19%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.17%	07/01/26	3,400	3,400,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	06/01/39	1,085	1,085,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	11/01/27	16,020	16,020,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.22%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(e)	0.21%	12/01/31	5,400	5,400,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(e)	0.19%	05/01/19	2,095	2,095,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.17%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	07/01/36	6,555	6,555,000

South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	12/01/22	2,000	2,000,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.18%	11/15/35	2,565	2,564,951

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	11/01/32	34,640	34,640,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/28	9,710	9,710,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	03/01/28	6,502	6,502,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	01/01/33	9,265	9,265,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(e)	0.03%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	06/01/38	9,700	9,700,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(c)(e)	0.28%	10/01/21	3,300	3,300,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.14%	11/15/43	11,905	11,905,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/40	$5,150	$5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.22%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.35%	03/01/29	3,000	3,000,000

Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.16%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.20%	03/01/29	1,070	1,070,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/33	11,000	11,000,000

Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(e)	0.41%	03/01/42	1,530	1,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(e)	0.15%	11/15/50	3,500	3,500,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.17%	07/01/47	20,100	20,100,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(e)	0.32%	05/01/42	13,690	13,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	07/01/33	18,205	18,205,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.22%	07/01/41	13,125	13,125,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	01/15/22	5,000	5,000,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(c)(e)	0.21%	07/01/26	38,085	38,085,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.12%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.15%	09/01/38	16,100	16,100,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.17%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.45%	10/01/24	2,780	2,780,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	750	750,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(e)	0.20%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.16%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	10/01/30	20,200	20,200,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.20%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.20%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	07/01/44	8,000	8,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.21%	09/01/38	$2,000	$2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.20%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(e)	0.20%	10/01/19	3,100	3,100,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.23%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/43	28,000	28,000,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.20%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.21%	04/01/34	4,790	4,790,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.21%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(e)	0.21%	04/01/22	7,770	7,770,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	12/01/24	7,715	7,715,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.20%	12/01/38	5,265	5,265,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	08/15/34	44,400	44,400,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	06/01/37	6,685	6,685,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	04/01/35	9,900	9,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	06/01/39	9,605	9,605,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/36	10,700	10,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	01/15/36	33,265	33,265,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.12%	12/01/26	5,485	5,485,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.12%	08/01/30	5,900	5,900,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	05/01/30	19,300	19,300,000

Total Variable Rate Demand Notes (Cost $3,441,162,228)				3,441,162,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Bonds & Notes–5.48%
ANZ National (Int’l) Ltd. Sr. Unsec. Gtd. MTN(b)(c)(d)	0.95%	09/23/11	$140,000	$140,055,672

ING Bank N.V. Sr. Unsec. Notes(b)(c)(d)	1.07%	02/09/12	75,000	75,261,200

JPMorgan Chase Bank N.A. Sr. Unsec. Notes(d)	0.28%	09/07/12	200,000	200,000,000

Lloyds TSB Bank PLC Sr. Unsec. Euro MTN(b)(d)	0.90%	12/02/11	105,000	105,166,158

Rabobank Nederland Sr. Unsec. Notes(b)(c)(d)	0.43%	09/14/12	50,000	50,000,000

Royal Bank of Canada Sr. Unsec. Notes(b)(c)(d)	0.30%	08/31/12	200,000	200,000,000

Svenska Handelsbanken A.B. Notes(c)(d)	0.29%	09/07/12	150,000	150,000,000

Westpac Banking Corp. Sr. Unsec. Notes(b)(c)(d)	0.29%	09/06/12	150,000	150,000,000

Total Other Bonds & Notes (Cost $1,070,483,030)				1,070,483,030

TOTAL INVESTMENTS (excluding Repurchase Agreements)–96.36% (Cost $18,831,330,041)				18,831,330,041

			Repurchase
			Amount
Repurchase Agreements–4.01%(h)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by U.S. Treasury obligations valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	166,633,027	$166,632,842

Deutsche Bank Securities Inc., Joint agreement dated 08/31/11, maturing value of $1,000,045,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,190; 0%-11.25%, 10/20/11-02/15/40)	0.05%	09/01/11	500,000,694	500,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/11, aggregate maturing value of $500,000,972 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 3.42%-5.50%, 08/01/18-08/15/46)	0.07%	09/01/11	17,187,253	17,187,220

Wells Fargo Securities, LLC, Term agreement dated 08/17/11, maturing value $100,027,556 (collateralized by Corporate obligations valued at $105,000,001; 0%-4.80%, 09/15/11-02/10/51)	0.31%	09/19/11	100,027,556	100,000,000

Total Repurchase Agreements (Cost $783,820,062)				783,820,062

TOTAL INVESTMENTS(i)(j)–100.37% (Cost $19,615,150,103)				19,615,150,103

OTHER ASSETS LESS LIABILITIES–(0.37)%				(72,370,309)

NET ASSETS–100.00%				$19,542,779,794

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
MTN	– Medium-Term Notes
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Australia: 8.0%; United Kingdom: 7.2%; Netherlands: 5.7%; other countries less than 5% each: 16.0%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $8,257,331,002, which represented 42.25% of the Trust’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(h)	Principal amount equals value at period end. See Note 1J.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Australia Bank Ltd.	5.0%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–72.34%(a)
Asset-Backed Securities–Commercial Loans/Leases–3.53%
Atlantis One Funding Corp.(b)(c)	0.15%	09/02/11	$100,000	$99,999,583

Asset-Backed Securities–Consumer Receivables–24.89%
Amsterdam Funding Corp.(b)	0.20%	09/14/11	45,000	44,996,750

Amsterdam Funding Corp.(b)	0.23%	10/06/11	50,000	49,988,819

Amsterdam Funding Corp.(b)	0.27%	10/12/11	40,000	39,987,700

Barton Capital LLC(b)	0.42%	09/22/11	100,000	99,975,500

Bryant Park Funding LLC(b)	0.21%	09/06/11	129,000	128,996,238

Salisbury Receivables Co. LLC(b)	0.25%	10/26/11	50,000	49,980,903

Sheffield Receivables Corp.(b)	0.20%	10/05/11	54,000	53,989,800

Thames Asset Global Securitization No. 1, Inc.(b)(c)	0.25%	09/19/11	66,708	66,699,661

Thunder Bay Funding, LLC(b)	0.20%	09/01/11	121,000	121,000,000

Windmill Funding Corp.(b)	0.20%	09/01/11	50,000	50,000,000

				705,615,371

Asset-Backed Securities–Fully Supported Bank–14.40%
Crown Point Capital Co., LLC–Series A, (Multi-CEP’S-Liberty Hampshire Co., LLC; agent)(b)(c)	0.28%	09/02/11	30,000	29,999,767

Fairyway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)	0.14%	09/20/11	25,000	24,998,153

Gotham Funding Corp.; (CEP–The Bank of Tokyo-Mitsubishi UFJ, Ltd.)(b)(c)	0.23%	09/21/11	100,000	99,987,222

Gotham Funding Corp.; (CEP–The Bank of Tokyo-Mitsubishi UFJ, Ltd.)(b)(c)	0.23%	09/27/11	23,113	23,109,161

Govco LLC (CEP–Citibank N.A.)(b)	0.17%	09/20/11	100,000	99,991,028

Liberty Street Funding LLC; (CEP–Bank of Nova Scotia)(b)(c)	0.15%	09/07/11	55,000	54,998,625

Liberty Street Funding LLC; (CEP–Bank of Nova Scotia)(b)(c)	0.15%	09/16/11	75,000	74,995,312

				408,079,268

Asset-Backed Securities–Multi-Purpose–18.84%
Chariot Funding, LLC/Ltd.(b)	0.16%	09/26/11	59,200	59,193,422

Charta, LLC(b)	0.17%	09/26/11	25,000	24,997,048

Ciesco, LLC(b)	0.18%	09/12/11	35,000	34,998,075

Falcon Asset Securitization Corp.(b)	0.16%	09/29/11	70,000	69,991,289

Gemini Securitization Corp., LLC(b)	0.22%	09/07/11	65,000	64,997,617

Gemini Securitization Corp., LLC(b)	0.24%	09/12/11	40,000	39,997,067

Jupiter Securitization Corp.(b)	0.14%	09/12/11	40,000	39,998,289

Jupiter Securitization Corp.(b)	0.14%	10/04/11	75,000	74,990,375

Mont Blanc Capital Corp.(b)(c)	0.30%	09/22/11	50,000	49,991,250

Nieuw Amsterdam Receivables Corp.(b)(c)	0.23%	10/03/11	75,000	74,984,667

				534,139,099

Asset-Backed Securities–Securities–4.41%
Aspen Funding Corp.(b)	0.27%	09/14/11	75,000	74,992,688

Newport Funding Corp.(b)	0.25%	09/21/11	50,015	50,008,053

				125,000,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–4.76%
Metlife Short Term Funding LLC(b)	0.16%	09/08/11	$25,000	$24,999,222

Metlife Short Term Funding LLC(b)	0.19%	10/13/11	60,000	59,986,700

Metlife Short Term Funding LLC(b)	0.20%	09/15/11	50,000	49,996,111

				134,982,033

Regional Banks–1.51%
Banque et Caisse d’Epargne de l’Etat(c)	0.29%	09/09/11	42,750	42,747,245

Total Commercial Paper (Cost $2,050,563,340)				2,050,563,340

Variable Rate Demand Notes–18.54%(d)
Credit Enhanced–18.54%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.14%	05/15/38	3,825	3,825,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.21%	10/01/25	4,785	4,785,000

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC– Bank of New York Mellon)(e)	0.17%	12/15/18	7,400	7,400,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	12/01/28	5,200	5,200,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.22%	12/15/34	3,355	3,355,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/29	5,900	5,900,000

Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	02/01/31	6,585	6,585,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	03/01/29	5,870	5,870,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/40	870	870,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.14%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.14%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/39	7,000	7,000,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society);
Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.18%	06/01/37	5,000	5,000,000

Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.18%	06/01/15	4,895	4,895,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.21%	03/01/34	2,600	2,600,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	31,500	31,500,000

Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	10/01/32	6,640	6,640,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.20%	12/01/28	6,260	6,260,000

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(c)(e)	0.15%	01/01/18	3,970	3,970,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.21%	03/01/30	1,800	1,800,000

Hazleton (City of), Pennsylvania Industrial Development Authority (MMI Preparatory School); Series 1999, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.21%	10/01/24	3,240	3,240,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	04/01/24	$4,070	$4,070,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.16%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	08/15/25	7,900	7,900,000

Illinois (State of) Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(b)(e)	0.38%	07/01/41	8,000	8,000,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	02/01/39	3,700	3,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.15%	11/01/32	1,500	1,500,000

Jackson Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.23%	11/01/31	6,100	6,100,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	06/01/22	3,550	3,550,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.18%	07/15/33	3,830	3,830,000

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(e)	0.28%	12/01/19	4,320	4,320,000

Manatee (County of), Florida (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/25	4,000	4,000,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/33	5,130	5,130,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(e)	0.20%	04/01/28	5,275	5,275,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.15%	10/01/38	7,080	7,080,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	06/01/37	14,946	14,946,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/38	21,080	21,080,000

Michigan (State of) Strategic Fund (Consumers Energy Co.) Series 2008, Ref. VRD Limited Obligation RB (LOC–Bank of Nova Scotia)(c)(e)	0.13%	04/15/18	5,700	5,700,000

Mississippi (State of) Development Bank (Harrison County); Series 2008 A-1, Ref. VRD Special GO Bonds (LOC–Bank of America, N.A.)(e)	0.28%	10/01/17	500	500,000

Mississippi Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.18%	12/01/31	27,270	27,270,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/35	5,735	5,735,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.18%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(e)	0.17%	07/01/38	15,195	15,195,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP– FHLMC)	0.22%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	01/01/24	34,500	34,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(e)	0.18%	04/01/32	$5,800	$5,800,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.20%	04/01/32	5,755	5,755,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.24%	09/01/27	3,885	3,885,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/23	6,640	6,640,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	12/01/37	1,000	1,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.24%	10/15/38	1,600	1,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.21%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	03/01/19	2,885	2,885,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(e)	0.17%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(e)	0.20%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	11/01/25	3,400	3,400,000

San Antonio (City of) Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	12/01/27	100	100,000

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	12/01/22	5,100	5,100,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(c)(e)	0.36%	12/01/30	200	200,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.22%	04/15/27	5,600	5,600,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–TD Bank, N.A.)(e)	0.17%	11/15/23	10,270	10,270,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	06/01/30	4,400	4,400,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.13%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(e)	0.18%	06/01/35	5,810	5,810,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.22%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	03/01/36	6,380	6,380,000

Total Variable Rate Demand Notes (Cost $525,326,000)				525,326,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.88% (Cost $2,575,889,340)				2,575,889,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–14.38%(f)
Wells Fargo Securities, LLC, Joint agreement dated 08/31/11, aggregate maturing value of $500,000,972 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 3.42%-5.50%, 08/01/18-08/15/46) (Cost $407,580,232)	0.07%	09/01/11	$407,581,025	$407,580,232

TOTAL INVESTMENTS(g)(h)–105.26% (Cost $2,983,469,572)				2,983,469,572

OTHER ASSETS LESS LIABILITIES–(5.26)%				(148,957,618)

NET ASSETS–100.00%				2,834,511,954

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $2,023,841,095, which represented 71.40% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 7.9%; Canada: 6.1%; other countries less than 5% each: 10.7%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Also represents cost for federal income tax purposes.
(h)	Entities may either issue, guaranteed, backed or otherwise enhanced the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater then 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–34.98%
U.S. Treasury Bills–25.10%(a)
U.S. Treasury Bills	0.09%	09/01/11	$150,000	$150,000,000

U.S. Treasury Bills	0.16%	09/01/11	250,000	250,000,000

U.S. Treasury Bills	0.04%	09/08/11	195,000	194,998,483

U.S. Treasury Bills	0.11%	09/22/11	150,000	149,990,375

U.S. Treasury Bills	0.17%	09/22/11	200,000	199,980,750

U.S. Treasury Bills	0.13%	09/29/11	150,000	149,984,833

U.S. Treasury Bills	0.17%	09/29/11	200,000	199,973,167

U.S. Treasury Bills	0.18%	10/06/11	173,000	172,970,145

U.S. Treasury Bills	0.12%	10/13/11	150,000	149,978,825

U.S. Treasury Bills	0.06%	10/27/11	175,000	174,985,028

U.S. Treasury Bills	0.07%	10/27/11	100,000	99,989,578

U.S. Treasury Bills	0.07%	10/27/11	100,000	99,989,422

U.S. Treasury Bills	0.06%	01/12/12	150,000	149,963,979

U.S. Treasury Bills	0.27%	01/12/12	150,000	149,849,267

U.S. Treasury Bills	0.06%	01/19/12	150,000	149,964,417

U.S. Treasury Bills	0.07%	01/19/12	200,000	199,945,556

U.S. Treasury Bills	0.11%	01/19/12	150,000	149,937,583

U.S. Treasury Bills	0.08%	01/26/12	150,000	149,947,938

U.S. Treasury Bills	0.10%	01/26/12	100,000	99,959,983

U.S. Treasury Bills	0.11%	01/26/12	150,000	149,932,625

U.S. Treasury Bills	0.13%	02/02/12	150,000	149,916,583

U.S. Treasury Bills	0.07%	02/09/12	195,000	194,938,954

U.S. Treasury Bills	0.08%	02/16/12	100,000	99,963,833

U.S. Treasury Bills	0.08%	02/16/12	100,000	99,962,667

				3,737,123,991

U.S. Treasury Notes–9.88%
U.S. Treasury Notes	1.00%	09/30/11	145,000	145,106,868

U.S. Treasury Notes	4.50%	09/30/11	100,000	100,349,869

U.S. Treasury Notes	1.00%	10/31/11	200,000	200,294,677

U.S. Treasury Notes	4.63%	10/31/11	125,000	125,925,311

U.S. Treasury Notes	0.75%	11/30/11	200,000	200,338,132

U.S. Treasury Notes	0.88%	01/31/12	303,000	303,968,418

U.S. Treasury Notes	1.38%	02/15/12	150,000	150,870,679

U.S. Treasury Notes	0.88%	02/29/12	243,000	243,919,971

				1,470,773,925

Total U.S. Treasury Securities (Cost $5,207,897,916)				5,207,897,916

TOTAL INVESTMENTS (excluding Repurchase Agreements)–34.98% (Cost $5,207,897,916)				5,207,897,916

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–64.99%(b)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by a U.S. Treasury obligation valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	$27,140,042	$27,140,012

Barclays Capital Inc., Term agreement dated 07/13/11, maturing value of $800,121,333 (collateralized by U.S. Treasury obligations valued at $821,071,373; 1.25%-3.88%, 04/15/12-04/15/29)(c)	0.06%	10/12/11	800,121,333	800,000,000

Barclays Capital Inc., Term agreement dated 08/02/11, maturing value of $500,094,722 (collateralized by U.S. Treasury obligations valued at $510,000,008; 1.38%-3.38%, 04/15/12-04/15/32)(c)	0.11%	10/03/11	500,094,722	500,000,000

Barclays Capital Inc., Term agreement dated 08/15/11, maturing value of $600,073,500 (collateralized by U.S. Treasury obligations valued at $612,446,189; 1.38%-4.75%, 04/15/12-02/15/37)(c)	0.07%	10/17/11	600,073,500	600,000,000

BMO Capital Markets Corp., Agreement dated 08/31/11, maturing value $250,000,278 (collateralized by U.S. Treasury obligations valued at $255,000,070; 0%-7.63%, 10/20/11-02/15/25)	0.04%	09/01/11	250,000,278	250,000,000

BNP Paribas Securities Corp., Agreement dated 08/31/11, maturing value $950,001,056 (collateralized by U.S. Treasury obligations valued at $969,000,039; 0.13%-2.75%, 02/28/13-01/31/15)	0.04%	09/01/11	950,001,056	950,000,000

BNP Paribas Securities Corp., Term agreement dated 07/21/11, maturing value $700,071,167 (collateralized by U.S. Treasury obligations valued at $714,000,016; 0%-8.50%, 10/31/11-08/15/40)(c)	0.06%	09/20/11	700,071,167	700,000,000

BNP Paribas Securities Corp., Term agreement dated 08/15/11, maturing value $600,036,167 (collateralized by U.S. Treasury obligations valued at $612,000,093; 0.50%-3.38%, 01/15/12-01/15/28)(c)	0.07%	09/15/11	600,036,167	600,000,000

CIBC World Markets Corp., Agreement dated 08/31/11, maturing value of $100,000,139 (collateralized by U.S. Treasury obligations valued at $102,003,714; 0.38%-4.38%, 10/31/12-08/15/41)	0.05%	09/01/11	100,000,139	100,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 08/31/11, maturing value of $250,000,347 (collateralized by U.S. Treasury obligations valued at $255,002,058; 0%-11.25%, 02/15/15-08/15/40)	0.05%	09/01/11	250,000,347	250,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 08/05/11, maturing value of $500,041,667 (collateralized by U.S. Treasury obligations valued at $510,003,084; 0%, 08/15/14-05/15/37)	0.05%	10/04/11	500,041,667	500,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 07/12/11, aggregate maturing value of $1,000,045,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,190; 0%-11.25%, 10/20/11-02/15/40)(c)	0.05%	09/15/11	500,045,139	500,000,000

Deutsche Bank Securities Inc., Term agreement dated 07/05/11, maturing value of $700,073,500 (collateralized by U.S. Treasury obligations valued at $714,000,038; 0%-9.25%, 09/15/11-08/15/41)(c)	0.06%	09/01/11	700,073,500	700,000,000

HSBC Securities (USA) Inc., Agreement dated 08/31/11, maturing value $500,000,694 (collateralized by U.S. Treasury obligations valued at $510,002,252; 0.13%-2.50%, 04/15/16-07/15/21)	0.05%	09/01/11	500,000,694	500,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 08/31/11, maturing value $200,000,222 (collateralized by U.S. Treasury obligations valued at $204,000,021; 2.00%, 11/30/13)	0.04%	09/01/11	200,000,222	200,000,000

Morgan Stanley, Agreement dated 08/31/11, maturing value $200,000,222 (collateralized by U.S. Treasury obligations valued at $204,000,091; 0%-3.13%, 01/19/12-08/31/13)	0.04%	09/01/11	200,000,222	200,000,000

RBS Securities Inc., Agreement dated 08/31/11, maturing value $500,000,694 (collateralized by U.S. Treasury obligations valued at $510,004,587; 0.63%-3.00%, 07/15/12-01/15/21)	0.05%	09/01/11	500,000,694	500,000,000

RBS Securities Inc., Term agreement dated 08/15/11, maturing value $300,025,000 (collateralized by U.S. Treasury obligations valued at $306,003,544; 0.13%-0.50%, 04/15/15-04/15/16)(c)	0.05%	10/14/11	300,025,000	300,000,000

Societe Generale, Agreement dated 08/31/11, maturing value of $1,250,001,736 (collateralized by U.S. Treasury obligations valued at $1,275,000,063; 0%-7.88%, 10/20/11-08/15/41)	0.05%	09/01/11	1,250,001,736	1,250,000,000

Wells Fargo Securities, LLC, Agreement dated 08/31/11, maturing value $250,000,278 (collateralized by U.S. Treasury obligations valued at $255,000,705; 0%-11.25%, 09/01/11-02/15/41)	0.04%	09/01/11	250,000,278	250,000,000

Total Repurchase Agreements (Cost $9,677,140,012)				9,677,140,012

TOTAL INVESTMENTS(d)–99.97% (Cost $14,885,037,928)				14,885,037,928

OTHER ASSETS LESS LIABILITIES–0.03%				4,158,105

NET ASSETS–100.00%				$14,889,196,033

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1J.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–56.87%
Federal Farm Credit Bank (FFCB)–5.56%
Bonds(a)	0.13%	09/20/11	$40,000	$39,999,789

Bonds(a)	0.12%	12/16/11	75,000	74,999,456

Bonds(a)	0.21%	07/19/12	80,000	80,000,000

Bonds(a)	0.18%	08/08/12	52,920	52,909,961

Bonds(a)	0.19%	08/15/12	80,000	79,992,372

Bonds(a)	0.23%	08/17/12	80,000	79,976,646

Disc. Notes(b)	0.09%	11/08/11	25,000	24,995,750

Disc. Notes(b)	0.09%	11/09/11	25,000	24,995,688

Disc. Notes(b)	0.28%	11/17/11	75,000	74,954,281

				532,823,943

Federal Home Loan Bank (FHLB)–23.71%
Unsec. Bonds(a)	0.13%	09/09/11	50,000	49,999,448

Unsec. Bonds(a)	0.30%	09/13/11	25,000	25,000,000

Unsec. Bonds(a)	0.17%	09/23/11	85,000	84,998,971

Unsec. Bonds	0.10%	01/11/12	75,000	74,993,544

Unsec. Bonds	0.14%	01/17/12	45,000	44,994,408

Unsec. Bonds	0.10%	01/18/12	75,000	74,990,689

Unsec. Bonds	0.10%	01/19/12	151,000	150,980,393

Unsec. Bonds(a)	0.29%	01/20/12	80,000	79,996,916

Unsec. Bonds	0.13%	01/23/12	71,000	71,002,055

Unsec. Bonds	0.12%	02/13/12	130,000	129,980,793

Unsec. Bonds	0.13%	02/13/12	65,000	64,994,513

Unsec. Bonds	0.12%	02/15/12	140,000	139,980,368

Unsec. Bonds	0.12%	02/23/12	75,000	74,984,478

Unsec. Bonds	0.12%	02/27/12	75,000	74,981,939

Unsec. Bonds	0.12%	02/27/12	80,000	79,982,000

Unsec. Bonds(a)	0.14%	07/13/12	95,000	94,995,899

Unsec. Bonds(a)	0.15%	07/13/12	60,000	60,000,000

Unsec. Bonds(a)	0.14%	07/19/12	80,000	80,000,000

Unsec. Disc. Notes(b)	0.00%	09/01/11	23,424	23,424,063

Unsec. Disc. Notes(b)	0.11%	09/14/11	50,000	49,998,014

Unsec. Disc. Notes(b)	0.09%	09/15/11	100,000	99,996,500

Unsec. Disc. Notes(b)	0.09%	10/24/11	50,000	49,993,375

Unsec. Disc. Notes(b)	0.13%	11/02/11	56,000	55,987,462

Unsec. Disc. Notes(b)	0.15%	05/15/12	50,000	49,946,458

Unsec. Disc. Notes(b)	0.16%	06/15/12	40,000	39,948,800

Unsec. Global Bonds	0.17%	09/16/11	110,000	109,998,686

Unsec. Global Bonds	0.26%	11/17/11	50,455	50,469,377

Unsec. Global Bonds	0.09%	01/23/12	50,000	49,993,646

Unsec. Global Bonds	0.12%	02/24/12	80,000	79,981,314

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Global Bonds(a)	0.13%	07/19/12	$75,000	$74,990,103

Unsec. Global Bonds	0.26%	08/28/12	80,000	80,000,000

				2,271,584,212

Federal Home Loan Mortgage Corp. (FHLMC)–12.34%
Sr. Unsec Global Notes	5.50%	09/15/11	90,000	90,184,243

Unsec. Disc. Notes(b)	0.10%	09/01/11	25,000	25,000,000

Unsec. Disc. Notes(b)	0.17%	09/20/11	50,000	49,995,514

Unsec. Disc. Notes(b)	0.09%	09/27/11	50,000	49,996,750

Unsec. Disc. Notes(b)	0.12%	09/27/11	30,000	29,997,400

Unsec. Disc. Notes(b)	0.16%	10/03/11	55,000	54,992,178

Unsec. Disc. Notes(b)	0.10%	10/04/11	31,000	30,997,158

Unsec. Disc. Notes(b)	0.17%	10/04/11	100,000	99,984,417

Unsec. Disc. Notes(b)	0.10%	10/06/11	100,000	99,990,278

Unsec. Disc. Notes(b)	0.10%	10/12/11	50,000	49,994,305

Unsec. Disc. Notes(b)	0.11%	10/18/11	35,000	34,994,974

Unsec. Disc. Notes(b)	0.20%	10/18/11	60,000	59,984,725

Unsec. Disc. Notes(b)	0.20%	10/19/11	50,000	49,986,667

Unsec. Disc. Notes(b)	0.13%	10/31/11	40,000	39,991,333

Unsec. Disc. Notes(b)	0.10%	11/07/11	50,000	49,990,694

Unsec. Disc. Notes(b)	0.11%	11/08/11	50,000	49,989,611

Unsec. Disc. Notes(b)	0.13%	11/21/11	50,000	49,985,375

Unsec. Disc. Notes(b)	0.13%	02/06/12	50,000	49,971,472

Unsec. Disc. Notes(b)	0.14%	02/06/12	40,000	39,975,422

Unsec. Disc. Notes(b)	0.13%	03/01/12	50,000	49,967,139

Unsec. Disc. Notes(b)	0.15%	03/20/12	50,000	49,958,125

Unsec. Global Notes(a)	0.07%	11/09/11	50,000	49,993,216

Unsec. MTN(a)	0.19%	09/26/11	26,000	26,000,367

				1,181,921,363

Federal National Mortgage Association (FNMA)–14.01%
Unsec. Disc. Notes(b)	0.11%	09/01/11	75,000	75,000,000

Unsec. Disc. Notes(b)	0.16%	09/01/11	50,000	50,000,000

Unsec. Disc. Notes(b)	0.11%	09/06/11	75,000	74,998,854

Unsec. Disc. Notes(b)	0.12%	09/13/11	75,000	74,997,000

Unsec. Disc. Notes(b)	0.18%	09/21/11	55,400	55,394,383

Unsec. Disc. Notes(b)	0.11%	11/01/11	60,000	59,988,817

Unsec. Disc. Notes(b)	0.10%	11/09/11	49,500	49,490,513

Unsec. Disc. Notes(b)	0.11%	11/09/11	47,000	46,990,091

Unsec. Disc. Notes(b)	0.11%	11/10/11	60,000	59,987,167

Unsec. Disc. Notes(b)	0.11%	11/15/11	50,000	49,988,542

Unsec. Disc. Notes(b)	0.12%	11/16/11	88,830	88,807,496

Unsec. Disc. Notes(b)	0.07%	01/04/12	65,000	64,984,201

Unsec. Disc. Notes(b)	0.14%	01/09/12	45,000	44,977,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal National Mortgage Association (FNMA)–(continued)

Unsec. Disc. Notes(b)	0.13%	01/11/12	$62,000	$61,970,447

Unsec. Disc. Notes(b)	0.12%	01/17/12	75,000	74,965,500

Unsec. Disc. Notes(b)	0.16%	01/18/12	85,000	84,947,489

Unsec. Disc. Notes(b)	0.13%	02/08/12	65,000	64,962,444

Unsec. Disc. Notes(b)	0.14%	02/16/12	65,000	64,957,533

Unsec. Disc. Notes(b)	0.14%	02/17/12	65,000	64,957,281

Unsec. Disc. Notes(b)	0.15%	03/01/12	50,000	49,962,083

Unsec. Global Notes(a)	0.21%	07/26/12	80,000	80,014,795

				1,342,341,886

Tennessee Valley Authority (TVA)–1.25%
Tennessee Valley Authority Disc. Notes	0.20%	09/22/11	120,000	119,986,000

Total U.S. Government Sponsored Agency Securities (Cost $5,448,657,404)				5,448,657,404

U.S. Treasury Securities–1.56%(b)
U.S. Treasury Bills	0.17%	09/22/11	75,000	74,992,672

U.S. Treasury Bills	0.28%	01/12/12	75,000	74,923,802

Total U.S. Treasury Securities (Cost $149,916,474)				149,916,474

TOTAL INVESTMENTS (excluding Repurchase Agreements) (Cost $5,598,573,878)				5,598,573,878

			Repurchase
			Amount
Repurchase Agreements–41.55%(c)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $203,992,668 (collateralized by U.S. Government sponsored agency obligations valued at $208,072,603; 0%, 04/15/18-04/15/30)	0.05%	09/01/11	128,992,564	128,992,385

Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by a U.S. Treasury obligation valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	52,174,801	52,174,743

BMO Capital Markets Corp., Agreement dated 08/31/11, maturing value $200,000,278 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,000,084; 0%-5.25%, 12/31/11-04/25/31)	0.05%	09/01/11	200,000,278	200,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/11, aggregate maturing value $1,000,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $1,020,000,185; 0%-5.25%, 11/02/11-12/11/20)	0.05%	09/01/11	950,001,320	950,000,000

BNP Paribas Securities Corp., Term agreement dated 07/21/11, maturing value $300,035,583 (collateralized by U.S. Government sponsored agency obligations valued at $306,004,343; 0%-10.35%, 10/06/11-09/15/39)(d)	0.07%	09/20/11	300,035,583	300,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/11, aggregate maturing value of $100,000,167 (collateralized by U.S. Government sponsored agency obligations valued at $104,095,707; 0%-8.63%, 09/13/13-09/15/60)	0.06%	09/01/11	40,000,067	40,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/11, aggregate maturing value $350,000,583 (collateralized by U.S. Government sponsored agency obligations valued at $357,002,309; 0.16%-1.88%, 12/30/11-06/21/13)	0.06%	09/01/11	290,000,483	290,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 07/05/11, aggregate maturing value $325,039,813 (collateralized by U.S. Government sponsored agency obligations valued at $331,502,202; 0%-9.80%, 09/07/11-04/01/56)(d)	0.07%	09/06/11	275,033,688	275,000,000

Goldman, Sachs & Co., Joint agreement dated 08/31/11, aggregate maturing value $500,000,694 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,829; 0%-6.63%, 01/17/12-12/30/30)	0.05%	09/01/11	440,000,611	440,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 08/31/11, aggregate maturing value $250,000,278 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,893; 0%-4.63%, 02/27/12-05/04/37)	0.04%	09/01/11	190,000,211	190,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

RBS Securities Inc., Joint agreement dated 08/31/11, aggregate maturing value $500,000,833 (collateralized by U.S. Government sponsored agency obligations valued at $510,003,285; 0%-9.38%, 10/15/11-09/15/39)	0.06%	09/01/11	$440,000,733	$440,000,000

Societe Generale, Joint agreement dated 08/31/11, aggregate maturing value $750,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,405; 0%-5.88%, 11/04/11-04/01/56)	0.06%	09/01/11	675,001,125	675,000,000

Total Repurchase Agreements (Cost $3,981,167,128)				3,981,167,128

TOTAL INVESTMENTS(e)–99.98% (Cost $9,579,741,006)				9,579,741,006

OTHER ASSETS LESS LIABILITIES–0.02%				1,923,085

NET ASSETS–100.00%				$9,581,664,091

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Sr.	– Senior
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–89.56%
Federal Farm Credit Bank (FFCB)–13.56%
Bonds(a)	0.13%	09/20/11	$5,600	$5,599,970

Bonds(a)	0.32%	02/13/12	5,000	5,003,182

Bonds(a)	0.21%	07/19/12	5,000	5,000,000

Bonds(a)	0.22%	08/03/12	20,000	19,999,065

Bonds(a)	0.19%	08/15/12	5,000	4,999,523

Disc. Notes(b)	0.16%	09/21/11	15,000	14,998,667

Disc. Notes(b)	0.01%	09/26/11	10,000	9,999,931

Disc. Notes(b)	0.29%	11/17/11	7,169	7,164,630

				72,764,968

Federal Home Loan Bank (FHLB)–72.28%
Unsec. Bonds(a)	0.13%	09/09/11	8,100	8,099,911

Unsec. Bonds(a)	0.30%	09/13/11	5,000	5,000,000

Unsec. Bonds(a)	0.17%	09/23/11	5,000	4,999,939

Unsec. Bonds(a)	0.28%	10/20/11	5,000	5,000,000

Unsec. Bonds	0.10%	01/11/12	5,000	4,999,321

Unsec. Bonds	0.10%	01/19/12	10,000	9,998,618

Unsec. Bonds(a)	0.29%	01/20/12	5,000	4,999,807

Unsec. Bonds	0.13%	01/23/12	5,000	5,000,145

Unsec. Bonds	0.12%	02/23/12	5,000	4,998,965

Unsec. Bonds(a)	0.14%	07/13/12	10,000	9,999,568

Unsec. Bonds(a)	0.14%	07/19/12	5,000	5,000,000

Unsec. Disc. Notes(b)	0.00%	09/01/11	126,576	126,575,937

Unsec. Disc. Notes(b)	0.09%	09/06/11	10,000	9,999,875

Unsec. Disc. Notes(b)	0.05%	09/07/11	15,000	14,999,875

Unsec. Disc. Notes(b)	0.04%	10/07/11	10,000	9,999,600

Unsec. Disc. Notes(b)	0.07%	10/07/11	10,000	9,999,300

Unsec. Disc. Notes(b)	0.13%	10/07/11	8,000	7,998,960

Unsec. Disc. Notes(b)	0.14%	10/14/11	15,000	14,997,492

Unsec. Disc. Notes(b)	0.18%	10/26/11	7,500	7,497,938

Unsec. Disc. Notes(b)	0.10%	11/16/11	10,000	9,997,889

Unsec. Disc. Notes(b)	0.10%	11/25/11	10,000	9,997,639

Unsec. Disc. Notes(b)	0.07%	12/15/11	5,000	4,998,979

Unsec. Disc. Notes(b)	0.09%	12/28/11	5,000	4,998,525

Unsec. Disc. Notes(b)	0.10%	01/11/12	5,000	4,998,167

Unsec. Disc. Notes(b)	0.07%	01/18/12	5,230	5,228,586

Unsec. Disc. Notes(b)	0.12%	01/18/12	7,500	7,496,525

Unsec. Disc. Notes(b)	0.14%	01/20/12	5,000	4,997,258

Unsec. Disc. Notes(b)	0.12%	01/25/12	7,500	7,496,350

Unsec. Disc. Notes(b)	0.10%	02/01/12	10,000	9,995,963

Unsec. Disc. Notes(b)	0.10%	02/03/12	10,000	9,995,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes(b)	0.13%	02/03/12	$7,500	$7,495,802

Unsec. Disc. Notes(b)	0.13%	02/10/12	5,000	4,997,075

Unsec. Disc. Notes(b)	0.13%	02/10/12	5,000	4,996,963

Unsec. Global Bonds	0.17%	09/16/11	20,000	19,999,761

				387,856,427

Tennessee Valley Authority (TVA)–3.72%
Tennessee Valley Authority, Disc. Notes(b)	0.19%	09/22/11	10,000	9,998,892

Disc. Notes(b)	0.20%	09/22/11	10,000	9,998,833

				19,997,725

Total U.S. Government Sponsored Agency Securities (Cost $480,619,120)				480,619,120

U.S. Treasury Securities–15.75%(b)
U.S. Treasury Bills	0.00%	09/01/11	25,000	25,000,000

U.S. Treasury Bills	0.00%	09/08/11	14,000	13,999,997

U.S. Treasury Bills	0.00%	09/15/11	25,000	24,999,952

U.S. Treasury Bills	0.00%	09/22/11	15,000	14,999,991

U.S. Treasury Bills	0.28%	01/12/12	5,500	5,494,412

Total U.S. Treasury Securities (Cost $84,494,352)				84,494,352

TOTAL INVESTMENTS(c)–105.31% (Cost $565,113,472)				565,113,472

OTHER ASSETS LESS LIABILITIES–(5.31)%				(28,503,604)

NET ASSETS–100.00%				$536,609,868

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.39%
Alabama–0.38%
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.16%	05/01/41	$3,000	$3,000,000

Arizona–3.12%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(e)	0.25%	08/01/15	7,460	7,460,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.22%	12/01/37	12,000	12,000,000

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of San Francisco)(a)	0.20%	10/01/25	4,930	4,930,000

				24,390,000

Colorado–5.36%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	07/01/34	2,230	2,230,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	11/01/28	2,500	2,500,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP–FNMA)(a)	0.16%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.49%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.24%	07/01/21	4,565	4,565,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	12/01/34	6,810	6,810,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(d)	0.24%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	12/01/23	2,295	2,295,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(c)(d)	0.36%	12/01/30	12,190	12,190,000

				41,925,000

Connecticut–0.77%
Newtown (Town of); Series 2011, Unlimited Tax GO BAN	1.50%	02/22/12	6,000	6,030,173

District of Columbia–1.21%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.43%	01/01/29	9,497	9,497,000

Florida–5.46%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	12/01/29	6,930	6,930,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.21%	11/15/35	10,990	10,990,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.24%	06/01/22	2,900	2,900,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(e)	0.21%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.31%	11/01/25	1,300	1,300,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.35%	12/01/25	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	09/01/29	$2,450	$2,450,000

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	07/01/32	10,000	9,999,581

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	04/01/20	2,725	2,725,000

				42,694,581

Georgia–3.51%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.27%	01/01/21	5,635	5,635,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.21%	09/01/25	8,390	8,390,000

Gwinnett (County of) Housing Authority (The Greens Apartments) Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.19%	06/15/25	4,100	4,100,000

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	01/01/32	2,200	2,200,000

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	07/01/24	2,700	2,700,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	11/15/32	3,920	3,920,000

Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)(a)	0.17%	06/01/25	500	500,000

				27,445,000

Idaho–0.65%
Idaho (State of); Series 2011, Unlimited GO TAN	2.00%	06/29/12	5,000	5,071,559

Illinois–7.16%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(d)	0.14%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	06/01/36	7,255	7,255,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	03/01/30	4,845	4,845,000

Illinois (State of) Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.49%	01/01/19	4,100	4,100,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.13%	01/01/16	1,340	1,340,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.18%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	08/01/28	12,590	12,590,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.18%	03/01/28	1,100	1,100,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 A, RB(a)	0.43%	12/01/46	5,000	5,000,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	08/01/15	2,300	2,300,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.40%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.19%	06/01/32	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	08/15/25	$2,260	$2,260,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	09/01/32	3,130	3,130,000

				56,040,000

Indiana–1.65%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.29%	08/01/37	2,580	2,580,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.24%	12/01/23	3,850	3,850,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	07/01/27	6,500	6,500,000

				12,930,000

Iowa–0.48%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	10/01/32	640	640,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	02/01/33	1,130	1,130,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.15%	11/01/32	500	500,000

Iowa (State of) Higher Education Loan Authority, (Private Education Working Capital Loan Program–Morningside College); Series 2011 E, RAN (LOC–U.S. Bank, N.A.)(d)	2.00%	05/18/12	1,500	1,515,899

				3,785,899

Kansas–1.32%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(b)	0.22%	03/01/31	3,500	3,500,000

Wichita (City of); Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	6,800	6,800,123

				10,300,123

Maryland–0.29%
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	07/01/28	2,290	2,290,000

Massachusetts–0.61%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	09/01/38	4,800	4,800,000

Michigan–1.17%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.16%	10/15/38	1,870	1,870,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.22%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.60%	09/01/25	1,540	1,540,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	05/01/31	$600	$600,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	11/01/25	3,500	3,500,000

				9,125,000

Minnesota–2.63%
Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	01/01/12	1,200	1,200,000

Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 6-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	04/01/37	5,835	5,835,000

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2010 B, COP	2.00%	09/01/11	3,000	3,000,000

Series 2011 A, COP	2.00%	09/01/11	4,000	4,000,000

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	11/15/31	5,000	5,000,000

St. Paul (City of) Metropolitan Council; Series 2011 B, Ref. Wastewater Unlimited Tax GO Bonds	4.00%	12/01/11	1,500	1,513,352

				20,548,352

Mississippi–1.06%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 E, VRD Gulf Opportunity Zone IDR(a)	0.07%	12/01/30	2,900	2,900,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–FHLB of Dallas)(a)	0.21%	05/01/35	5,365	5,365,000

				8,265,000

Missouri–4.62%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.43%	11/01/27	1,785	1,785,000

Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.31%	11/01/18	1,200	1,200,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC–FHLB of Des Moines)(a)(d)	0.22%	11/01/21	1,950	1,950,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	02/01/28	1,595	1,595,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	04/01/30	2,000	2,000,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.24%	12/01/27	14,500	14,500,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.23%	12/01/15	3,950	3,950,000

St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	04/15/27	9,170	9,170,000

				36,150,000

Nevada–0.90%
Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.15%	06/01/39	7,000	7,000,000

New Hampshire–0.41%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.29%	06/01/28	3,200	3,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–4.66%
North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.27%	04/01/29	$6,000	$6,000,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.29%	08/01/23	2,210	2,210,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	10/01/18	2,400	2,400,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.16%	11/15/28	11,215	11,215,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	02/01/28	4,760	4,760,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.17%	12/01/36	9,900	9,900,000

				36,485,000

Ohio–2.93%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	11/01/40	6,000	6,000,000

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	12/01/32	15,390	15,390,000

Ohio (State of) (Logistics & Distribution Program); Series 2011 A, Development Assistance BAN	0.35%	06/01/12	1,500	1,500,000

				22,890,000

Pennsylvania–6.54%
Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	06/01/35	8,080	8,080,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.23%	09/01/18	2,570	2,570,000

Geisinger Authority (Geisinger Health System); Series 2005 C, VRD RB(a)	0.09%	08/01/28	500	500,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	10/15/25	7,945	7,945,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	09/01/28	7,815	7,815,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(c)(d)	0.17%	07/01/38	7,438	7,438,000

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.23%	04/01/20	1,900	1,900,000

Philadelphia (City of) Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.23%	07/01/27	3,000	3,000,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	07/01/27	11,920	11,920,000

				51,168,000

Rhode Island–5.41%
Rhode Island (State of) Health & Educational Building Corp. (Care New England);
Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	09/01/32	4,655	4,655,000

Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	09/01/37	26,720	26,720,000

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(a)(c)(d)	0.32%	07/01/31	10,950	10,950,000

				42,325,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina–0.90%
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(a)(d)	0.17%	01/01/34	$2,000	$2,000,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)(a)	0.18%	11/15/35	5,000	5,000,000

				7,000,000

Tennessee–1.64%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	04/01/24	1,100	1,100,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	05/15/31	1,375	1,375,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.68%	08/01/19	520	520,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(a)(c)(d)	0.23%	07/01/19	9,800	9,800,000

				12,795,000

Texas–16.62%
Arlington Independent School District; Series 2011 A, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.00%	02/15/12	3,225	3,263,765

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC–BNP Paribas)(a)(b)(c)(d)	0.25%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.13%	11/15/47	2,600	2,600,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	0.82%	03/01/33	5,620	5,620,000

Houston (City of);
Series 2009 H-2, Commercial Paper GO Notes	0.18%	09/06/11	12,800	12,800,000

Series 2009 H-2, Commercial Paper GO Notes	0.22%	10/18/11	7,000	7,000,000

Series 2009 H-2, Commercial Paper GO Notes	0.16%	11/03/11	7,000	7,000,000

Houston Independent School District; Series 2009, Ref. Limited Tax GO Bonds	4.00%	02/15/12	1,000	1,015,919

Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008 A, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	01/01/41	19,500	19,500,000

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	05/01/19	9,100	9,100,000

Pharr-San Juan-Alamo Independent School District; Series 2006, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/01/12	1,025	1,044,884

Richardson Independent School District; Series 2002, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.80%	02/15/12	1,000	1,016,071

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	12/01/27	13,165	13,165,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	12/01/28	22,945	22,945,000

San Antonio (City of); Series 2011, Combination Tax & Revenue Limited Tax Ctfs. of Obligation	2.00%	08/01/12	1,665	1,691,904

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	04/01/26	4,540	4,540,000

Spring Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/12	1,600	1,626,625

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.19%	02/15/27	7,760	7,760,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Texas A&M University System Board of Regents (Health Science Center); Series 2006, Permanent University Fund RB	4.50%	07/01/12	$1,130	$1,169,731

Travis (County of); Series 2011, Limited Tax Ctfs. of Obligation	3.00%	03/01/12	2,300	2,329,958

				130,038,857

Utah–1.17%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	06/01/21	2,700	2,700,000

Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds	2.00%	07/01/12	3,300	3,347,594

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.27%	04/01/42	3,125	3,125,000

				9,172,594

Virginia–4.47%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.19%	10/01/48	4,000	4,000,000

Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.21%	03/01/35	13,185	13,185,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2006, GO Commercial Paper BAN	0.13%	09/07/11	15,000	15,000,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.23%	12/01/19	1,190	1,190,000

				34,945,000

Washington–4.32%
King (County of);
Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	7,000	7,082,164

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	8,500	8,680,789

Lake Tapps Parkway Properties; Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	12/01/19	4,700	4,700,000

Seattle School District No. 1; Series 2007 A, Limited Tax GO Bonds	4.25%	12/01/11	1,000	1,009,735

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	09/01/33	3,385	3,385,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	07/01/22	1,515	1,515,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	08/01/24	2,250	2,250,000

				33,787,688

West Virginia–0.89%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.21%	01/01/34	7,000	7,000,000

Wisconsin–4.32%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–FHLB of Chicago)(a)	0.21%	10/01/42	5,340	5,340,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds(a)	0.15%	02/01/25	20,200	20,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	06/01/37	5,200	5,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.40%	07/01/14	$1,070	$1,070,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.29%	08/15/34	2,000	2,000,000

				33,810,000

Wyoming–2.76%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.16%	11/01/24	5,460	5,460,000

Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(c)(d)	0.15%	01/01/18	3,030	3,030,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.16%	11/01/24	13,060	13,060,000

				21,550,000

TOTAL INVESTMENTS(f)(g)–99.39% (Cost $777,454,826)				777,454,826

OTHER ASSETS LESS LIABILITIES–-0.61%				4,806,920

NET ASSETS–100.00%				$782,261,746

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $49,922,000, which represented 6.38% of the Trust’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 6.6%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	22.6%

Wells Fargo Bank, N.A.	8.4

Federal National Mortgage Association	7.8

Bank of America, N.A.	7.8

PNC Bank, N.A.	6.5

Federal Home Loan Mortgage Corp.	6.5

U.S. Bank, N.A.	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2011

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$18,831,330,041	$2,575,889,340	$5,207,897,916	$5,598,573,878	$565,113,472	$777,454,826

Repurchase agreements, at value and cost	783,820,062	407,580,232	9,677,140,012	3,981,167,128	—	—

Total investments, at value and cost	19,615,150,103	2,983,469,572	14,885,037,928	9,579,741,006	565,113,472	777,454,826

Cash	—	—	—	—	—	1,489,869

Receivable for:
Investments sold	29,515,109	1,840,042	—	—	—	3,035,000

Interest	4,162,897	77,293	6,174,086	2,822,607	36,840	602,457

Fund expenses absorbed	356,427	225,186	1,267,819	604,914	25,152	75,119

Investment for trustee deferred compensation and retirement plans	540,770	253,659	253,618	106,101	49,538	94,831

Other assets	27,045	155,725	33,420	48,133	21,721	64,007

Total assets	19,649,752,351	2,986,021,477	14,892,766,871	9,583,322,761	565,246,723	782,816,109

Liabilities:
Payable for:
Investments purchased	101,357,639	149,971,931	—	—	24,999,951	—

Amount due custodian	—	—	—	—	3,434,559	—

Dividends	1,300,329	78,193	257,128	158,766	9,382	13,768

Accrued fees to affiliates	988,782	304,321	1,718,109	661,600	56,529	96,719

Accrued operating expenses	294,784	69,756	197,604	205,727	37,562	41,635

Trustee deferred compensation and retirement plans	3,031,023	1,085,322	1,397,997	632,577	98,872	402,241

Total liabilities	106,972,557	151,509,523	3,570,838	1,658,670	28,636,855	554,363

Net assets applicable to shares outstanding	$19,542,779,794	$2,834,511,954	$14,889,196,033	$9,581,664,091	$536,609,868	$782,261,746

Net assets consist of:
Shares of beneficial interest	$19,540,288,844	$2,833,454,301	$14,887,523,501	$9,580,893,547	$536,555,321	$782,390,520

Undistributed net investment income	2,549,244	1,057,653	1,298,049	665,566	47,168	(50,202)

Undistributed net realized gain (loss)	(58,294)	—	374,483	104,978	7,379	(78,572)

	$19,542,779,794	$2,834,511,954	$14,889,196,033	$9,581,664,091	$536,609,868	$782,261,746

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2011

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets:
Institutional Class	$15,240,108,881	$1,892,172,704	$5,180,617,899	$5,655,734,288	$376,002,280	$502,025,214

Private investment class	$501,630,183	$267,621,156	$845,022,359	$549,857,186	$47,637,695	$98,842,321

Personal investment class	$107,680,509	$84,450,826	$185,308,690	$14,693,066	$4,800,691	$4,217,713

Cash management class	$1,567,467,868	$451,633,575	$6,379,705,514	$1,674,547,571	$39,368,657	$106,336,213

Reserve class	$90,227,410	$6,788,303	$148,670,928	$70,375,521	$873,567	$18,284,412

Resource class	$177,080,633	$29,213,305	$293,546,783	$272,175,782	$17,084,957	$24,601,977

Corporate class	$1,858,584,310	$102,632,085	$1,856,323,860	$1,344,280,677	$50,842,021	$27,953,896

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	15,238,247,814	1,892,588,974	5,179,960,506	5,655,324,451	375,927,621	502,019,018

Private investment class	501,570,970	267,691,451	844,877,292	549,786,704	47,656,099	98,828,241

Personal investment class	107,669,048	84,390,678	185,213,292	14,688,725	4,800,897	4,214,128

Cash management class	1,567,143,393	451,595,738	6,378,731,604	1,674,429,091	39,362,544	106,359,545

Reserve class	90,226,156	6,789,528	148,641,499	70,371,440	871,674	18,281,949

Resource class	177,042,546	29,184,315	293,469,131	272,125,000	17,081,493	24,599,571

Corporate class	1,858,483,302	102,613,571	1,856,189,618	1,344,214,816	50,842,020	27,954,376

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2011

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$64,523,410	$7,359,137	$18,355,503	$12,636,719	$636,992	$2,501,477

Expenses:
Advisory fees	33,021,124	4,544,757	20,383,326	7,363,909	820,555	1,991,187

Administrative services fees	1,170,423	600,895	917,667	730,917	166,652	260,237

Custodian fees	771,639	117,483	486,565	358,642	19,966	33,732

Distribution fees:
Private Investment Class	2,607,324	1,539,105	4,094,138	2,511,247	222,005	482,490

Personal Investment Class	781,761	706,896	1,318,683	109,681	46,537	37,302

Cash Management Class	2,214,082	486,337	5,419,141	1,210,302	19,183	132,403

Reserve Class	1,098,050	68,897	943,877	1,000,513	14,036	190,957

Resource Class	440,945	206,345	654,318	536,655	26,670	65,377

Corporate Class	670,128	52,908	605,033	317,619	892	4,224

Transfer agent fees	1,981,267	272,685	1,232,121	662,752	41,733	78,353

Trustees’ and officers’ fees and benefits	620,739	96,109	359,410	205,376	25,202	36,917

Other	890,569	236,183	503,788	541,791	136,698	155,577

Total expenses	46,268,051	8,928,600	36,918,067	15,549,404	1,540,129	3,468,756

Less: Fees waived	(11,782,131)	(3,959,167)	(22,115,000)	(6,015,758)	(1,071,192)	(1,359,955)

Net expenses	34,485,920	4,969,433	14,803,067	9,533,646	468,937	2,108,801

Net investment income	30,037,490	2,389,704	3,552,436	3,103,073	168,055	392,676

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	(58,293)	—	495,071	104,979	7,379	(5,583)

Net increase in net assets resulting from operations	$29,979,197	$2,389,704	$4,047,507	$3,208,052	$175,434	$387,093

*	Includes net gains from securities sold to affiliates of $533 and $272 for Government & Agency Portfolio and Government TaxAdvantage Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Changes in Net Assets

For the year ended August 31, 2011 and 2010

	Liquid Assets Portfolio		STIC Prime Portfolio
	August 31,	August 31,	August 31,	August 31,
	2011	2010	2011	2010

Operations:
Net investment income	$30,037,490	$41,344,689	$2,389,704	$3,629,017

Net realized gain (loss)	(58,293)	25,776	—	3,272

Net increase in net assets resulting from operations	29,979,197	41,370,465	2,389,704	3,632,289

Distributions to shareholders from net investment income:
Institutional Class	(25,064,971)	(31,530,180)	(1,914,692)	(2,765,162)

Private Investment Class	(104,657)	(206,226)	(61,778)	(97,642)

Personal Investment Class	(20,916)	(33,631)	(18,886)	(40,487)

Cash Management Class	(1,808,242)	(3,282,358)	(214,666)	(420,402)

Reserve Class	(22,045)	(29,589)	(1,386)	(2,525)

Resource Class	(45,485)	(178,336)	(20,695)	(76,679)

Corporate Class	(2,971,174)	(6,084,369)	(157,601)	(226,071)

Total distributions from net investment income	(30,037,490)	(41,344,689)	(2,389,704)	(3,628,968)

Share transactions–net:
Institutional Class	(1,076,951,392)	(3,947,256,097)	39,264,332	(720,814,255)

Private Investment Class	(207,822,434)	(39,293,459)	(39,362,727)	(122,995,654)

Personal Investment Class	(3,795,941)	(34,185,294)	(4,527,089)	(92,429,254)

Cash Management Class	(1,059,890,679)	(567,045,577)	229,414	(462,695,213)

Reserve Class	(18,744,717)	35,953,650	(1,245,728)	(1,306,574)

Resource Class	(84,339,783)	(538,921,577)	(121,895,207)	(72,423,319)

Corporate Class	(1,816,634,825)	(2,404,930,689)	(168,978,677)	137,728,956

Net increase (decrease) in net assets resulting from share transactions	(4,268,179,771)	(7,495,679,043)	(296,515,682)	(1,334,935,313)

Net increase (decrease) in net assets	(4,268,238,064)	(7,495,653,267)	(296,515,682)	(1,334,931,992)

Net assets:
Beginning of year	23,811,017,858	31,306,671,125	3,131,027,636	4,465,959,628

End of year*	$19,542,779,794	$23,811,017,858	$2,834,511,954	$3,131,027,636

* Includes accumulated undistributed net investment income (loss)	$2,549,244	$2,523,469	$1,057,653	$1,159,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2011 and 2010

			Government &
	Treasury Portfolio		Agency Portfolio
	August 31,	August 31,	August 31,	August 31,
	2011	2010	2011	2010

Operations:
Net investment income	$3,552,436	$5,434,686	$3,103,073	$9,168,708

Net realized gain	495,071	310,786	104,979	134,129

Net increase in net assets resulting from operations	4,047,507	5,745,472	3,208,052	9,302,837

Distributions to shareholders from net investment income:
Institutional Class	(1,646,245)	(2,054,316)	(2,277,120)	(7,254,137)

Private Investment Class	(169,870)	(250,010)	(100,807)	(163,105)

Personal Investment Class	(36,476)	(53,754)	(2,934)	(4,859)

Cash Management Class	(1,131,781)	(2,301,435)	(250,978)	(626,149)

Reserve Class	(19,409)	(15,259)	(20,083)	(31,338)

Resource Class	(67,747)	(108,104)	(53,861)	(112,234)

Corporate Class	(480,896)	(651,808)	(397,290)	(976,886)

Total distributions from net investment income	(3,552,424)	(5,434,686)	(3,103,073)	(9,168,708)

Share transactions–net:
Institutional Class	649,938,568	(351,869,785)	1,112,658,773	(5,271,910,147)

Private Investment Class	60,672,576	(1,483,613,444)	(8,156,568)	(223,264,710)

Personal Investment Class	11,874,463	(38,299,452)	710,512	(3,769,896)

Cash Management Class	1,099,901,588	(6,219,363,410)	631,644,460	(882,048,007)

Reserve Class	96,918,581	22,013,966	(113,478,371)	44,451,192

Resource Class	(115,864,624)	43,981,891	(21,992,305)	(192,362,727)

Corporate Class	302,491,390	(485,776,326)	174,187,597	(628,244,289)

Net increase (decrease) in net assets resulting from share transactions	2,105,932,542	(8,512,926,560)	1,775,574,098	(7,157,148,584)

Net increase (decrease) in net assets	2,106,427,625	(8,512,615,774)	1,775,679,077	(7,157,014,455)

Net assets:
Beginning of year	12,782,768,408	21,295,384,182	7,805,985,014	14,962,999,469

End of year*	$14,889,196,033	$12,782,768,408	$9,581,664,091	$7,805,985,014

* Includes accumulated undistributed net investment income (loss)	$1,298,049	$919,673	$665,566	$531,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2011 and 2010

	Government Tax		Tax-Free Cash
	Advantage Portfolio		Reserve Portfolio
	August 31,	August 31,	August 31,	August 31,
	2011	2010	2011	2010

Operations:
Net investment income	$168,055	$202,328	$392,676	$627,127

Net realized gain	7,379	6,705	(5,583)	(30,074)

Net increase in net assets resulting from operations	175,434	209,033	387,093	597,053

Distributions to shareholders from net investment income:
Institutional Class	(142,820)	(171,437)	(330,463)	(469,361)

Private Investment Class	(14,193)	(12,778)	(19,378)	(44,081)

Personal Investment Class	(1,623)	(2,886)	(998)	(1,823)

Cash Management Class	(4,994)	(5,252)	(28,288)	(69,906)

Reserve Class	(361)	(898)	(3,845)	(4,434)

Resource Class	(3,464)	(8,979)	(6,551)	(29,707)

Corporate Class	(600)	(98)	(3,153)	(7,818)

Total distributions from net investment income	(168,055)	(202,328)	(392,676)	(627,130)

Share transactions–net:
Institutional Class	200,326,458	(360,292,542)	(177,058,455)	(150,282,445)

Private Investment Class	19,214,381	(14,500,490)	(20,076,002)	(87,472,620)

Personal Investment Class	(1,793,379)	(5,523,164)	(3,296,510)	100,130

Cash Management Class	29,558,474	(15,921,040)	(21,918,412)	(232,165,646)

Reserve Class	30,018	(4,903,731)	3,542,784	(88,502)

Resource Class	5,924,443	(6,613,577)	(19,053,694)	(85,418,705)

Corporate Class	44,832,018	5,995,442	27,240,936	(45,831,983)

Net increase (decrease) in net assets resulting from share transactions	298,092,413	(401,759,102)	(210,619,353)	(601,159,771)

Net increase (decrease) in net assets	298,099,792	(401,752,397)	(210,624,936)	(601,189,848)

Net assets:
Beginning of year	238,510,076	640,262,473	992,886,682	1,594,076,530

End of year*	$536,609,868	$238,510,076	$782,261,746	$992,886,682

* Includes accumulated undistributed net investment income (loss)	$47,168	$55,680	$(50,202)	$(3)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Notes to Financial Statements

August 31, 2011

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds’ securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

50        Short-Term Investments Trust

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250	Next $250	Over $500
	million	million	million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional

51        Short-Term Investments Trust

Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2011.
  For the year ended August 31, 2011, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense	Yield
	Limitation	Support

Liquid Assets Portfolio	$7,626,959	$—

STIC Prime Portfolio	1,622,161	45,471

Treasury Portfolio	4,854,049	5,240,496

Government & Agency Portfolio	—	1,191,728

Government TaxAdvantage Portfolio	604,649	146,542

Tax-Free Cash Reserve Portfolio	369,201	181,703

  Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2011 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$835,319	$435,323	$98,855	$805,176	$143,536	N/A

STIC Prime Portfolio	674,303	439,944	95,882	53,736	71,318	$4,711

Treasury Portfolio	2,343,815	940,765	3,697,096	812,035	470,015	430,029

Government & Agency Portfolio	1,322,377	75,065	612,573	826,745	338,692	135,373

Government TaxAdvantage Portfolio	106,378	33,149	13,608	12,060	19,537	862

Tax-Free Cash Reserve Portfolio	206,742	25,492	57,765	160,921	39,614	2,945

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

52        Short-Term Investments Trust

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2011, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the year ended August 31, 2011, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$1,042,930	$208,470	$442,816	$142,747	N/A	N/A

STIC Prime Portfolio	615,642	188,506	97,267	8,957	41,269	N/A

Treasury Portfolio	1,637,655	351,649	1,083,828	122,704	130,864	N/A

Government & Agency Portfolio	1,004,499	29,248	242,060	130,067	107,331	N/A

Government TaxAdvantage Portfolio	111,002	12,410	3,836	1,825	5,334	N/A

Tax-Free Cash Reserve Portfolio	241,245	9,947	26,481	24,824	13,075	N/A

  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the year ended August 31, 2011, there were no significant transfers between investment levels.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$19,615,150,103	$—	$19,615,150,103

STIC Prime Portfolio	—	2,983,469,572	—	2,983,469,572

Treasury Portfolio	—	14,885,037,928	—	14,885,037,928

Government & Agency Portfolio	—	9,579,741,006	—	9,579,741,006

Government TaxAdvantage Portfolio	—	565,113,472	—	565,113,472

Tax-Free Cash Reserve Portfolio	—	777,454,826	—	777,454,826

53        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2011, each Fund engaged in transactions with affiliates as listed below:

			Net Realized
	Securities Purchases	Securities Sales	Gains/(Losses)

Liquid Assets Portfolio	$1,025,007,344	$1,100,799,672	$—

STIC Prime Portfolio	253,603,605	157,442,824	—

Government & Agency Portfolio	57,447,320	73,449,929	533

Government TaxAdvantage Portfolio	15,999,929	88,447,320	272

Tax-Free Cash Reserve Portfolio	1,041,404,075	1,074,733,048	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the year ended August 31, 2011, the Funds in aggregate paid legal fees of $101,496 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2011 and 2010:

	2011	2010
	Ordinary Income	Ordinary Income

Liquid Assets Portfolio	$30,037,490	$41,344,689

STIC Prime Portfolio	2,389,704	3,628,968

Treasury Portfolio	3,552,424	5,434,686

Government & Agency Portfolio	3,103,073	9,168,708

Government TaxAdvantage Portfolio	168,055	202,328

Tax-Free Cash Reserve Portfolio	392,676	627,130

54        Short-Term Investments Trust

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary			Shares of
	Ordinary	Book/Tax	Capital Loss	Post-October	Beneficial
	Income	Differences	Carryforward	Deferrals	Interest	Total Net Assets

Liquid Assets Portfolio	$5,541,244	$(2,977,472)	$—	$(72,822)	$19,540,288,844	$19,542,779,794

STIC Prime Portfolio	2,117,856	(1,060,203)	—	—	2,833,454,301	2,834,511,954

Treasury Portfolio	3,045,414	(1,372,882)	—	—	14,887,523,501	14,889,196,033

Government & Agency Portfolio	1,392,610	(622,066)	—	—	9,580,893,547	9,581,664,091

Government TaxAdvantage Portfolio	148,513	(93,966)	—	—	536,555,321	536,609,868

Tax-Free Cash Reserve Portfolio	352,038	(402,240)	(72,990)	(5,582)	782,390,520	782,261,746

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. The Funds capital loss carryforward amounts utilized in the current period to offset net realized gain for federal income tax purposes are as follows:

Capital Loss
	Carryforward	Capital Loss
	Subject to Annual	Carryforward
	Limitation	Utilized

Treasury Portfolio	$—	$120,587

  The Funds have a capital loss carryforward as of August 31, 2011 which expires as follows:

	2015	2017	2018	2019	Total*

Tax-Free Cash Reserve Portfolio	$13,734	$12,152	$17,030	$30,074	$72,990

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2011, the following reclassifications were made and had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of Beneficial
	Investment Income (Loss)	Realized Gain (Loss)	Interest

Liquid Assets Portfolio	$25,775	$(25,775)	$0

STIC Prime Portfolio	(101,758)	(3,272)	105,030

Treasury Portfolio	378,364	(931,917)	553,553

Government & Agency Portfolio	134,130	(134,130)	0

Government TaxAdvantage Portfolio	(8,512)	(6,705)	15,217

Tax-Free Cash Reserve Portfolio	(50,199)	0	50,199

55        Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	114,974,747,244	$114,974,747,244	111,348,098,381	$111,348,098,381

Private investment class	2,097,458,780	2,097,458,780	4,634,492,979	4,634,492,979

Personal investment class	583,984,515	583,984,515	763,013,240	763,013,240

Cash management class	17,713,105,743	17,713,105,743	18,149,320,369	18,149,320,369

Reserve class	576,444,353	576,444,353	912,834,784	912,834,784

Resource class	1,578,904,039	1,578,904,039	2,401,346,017	2,401,346,017

Corporate class	17,336,495,408	17,336,495,408	21,340,345,915	21,340,345,915

Issued as reinvestment of dividends:
Institutional Class	11,043,998	11,043,998	11,793,605	11,793,605

Private investment class	37,630	37,630	89,801	89,801

Personal investment class	16,453	16,453	31,410	31,410

Cash management class	1,152,856	1,152,856	1,929,450	1,929,450

Reserve class	22,368	22,368	29,589	29,589

Resource class	50,434	50,434	178,336	178,336

Corporate class	1,304,161	1,304,161	2,178,748	2,178,748

Reacquired:
Institutional Class	(116,062,742,634)	(116,062,742,634)	(115,307,148,083)	(115,307,148,083)

Private investment class	(2,305,318,844)	(2,305,318,844)	(4,673,876,239)	(4,673,876,239)

Personal investment class	(587,796,909)	(587,796,909)	(797,229,944)	(797,229,944)

Cash management Class	(18,774,149,278)	(18,774,149,278)	(18,718,295,396)	(18,718,295,396)

Reserve class	(595,211,438)	(595,211,438)	(876,910,723)	(876,910,723)

Resource class	(1,663,294,256)	(1,663,294,256)	(2,940,445,930)	(2,940,445,930)

Corporate class	(19,154,434,394)	(19,154,434,394)	(23,747,455,352)	(23,747,455,352)

Net increase (decrease) in share activity	(4,268,179,771)	$(4,268,179,771)	(7,495,679,043)	$(7,495,679,043)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 16% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

56        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,894,152,113	$8,894,152,113	8,137,414,192	$8,137,414,192

Private Investment Class	2,199,271,995	2,199,271,995	2,038,753,570	2,038,753,570

Personal Investment Class	2,117,878,669	2,117,878,669	2,113,012,972	2,113,012,972

Cash Management Class	2,929,112,525	2,929,112,525	3,237,866,716	3,237,866,716

Reserve Class	68,100,033	68,100,033	73,594,339	73,594,339

Resource Class	635,057,207	635,057,207	1,363,725,171	1,363,725,171

Corporate Class	981,962,145	981,962,145	1,184,433,510	1,184,433,510

Issued as reinvestment of dividends:
Institutional Class	725,692	725,692	1,065,471	1,065,471

Private Investment Class	33,359	33,359	55,617	55,617

Personal Investment Class	15,323	15,323	39,874	39,874

Cash Management Class	106,092	106,092	191,335	191,335

Reserve Class	436	436	929	929

Resource Class	6,389	6,389	36,766	36,766

Corporate Class	169,477	169,477	190,166	190,166

Reacquired:
Institutional Class	(8,855,613,473)	(8,855,613,473)	(8,859,293,918)	(8,859,293,918)

Private Investment Class	(2,238,668,081)	(2,238,668,081)	(2,161,804,841)	(2,161,804,841)

Personal Investment Class	(2,122,421,081)	(2,122,421,081)	(2,205,482,100)	(2,205,482,100)

Cash Management Class	(2,928,989,203)	(2,928,989,203)	(3,700,753,264)	(3,700,753,264)

Reserve Class	(69,346,197)	(69,346,197)	(74,901,842)	(74,901,842)

Resource Class	(756,958,803)	(756,958,803)	(1,436,185,256)	(1,436,185,256)

Corporate Class	(1,151,110,299)	(1,151,110,299)	(1,046,894,720)	(1,046,894,720)

Net increase (decrease) in share activity	(296,515,682)	$(296,515,682)	(1,334,935,313)	$(1,334,935,313)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	26,030,423,281	$26,030,423,281	26,015,348,319	$26,015,348,319

Private Investment Class	5,499,203,569	5,499,203,569	5,254,723,019	5,254,723,019

Personal Investment Class	1,649,945,502	1,649,945,502	1,412,595,956	1,412,595,956

Cash Management Class	37,920,690,992	37,920,690,992	46,154,326,471	46,154,326,471

Reserve Class	657,687,537	657,687,537	483,165,598	483,165,598

Resource Class	1,127,136,815	1,127,136,815	1,752,498,428	1,752,498,428

Corporate Class	19,540,700,409	19,540,700,409	15,342,096,983	15,342,096,983

Issued as reinvestment of dividends:
Institutional Class	583,687	583,687	747,041	747,041

Private Investment Class	37,590	37,590	75,219	75,219

Personal Investment Class	34,938	34,938	53,754	53,754

Cash Management Class	152,156	152,156	378,147	378,147

Reserve Class	13,566	13,566	13,500	13,500

Resource Class	40,664	40,664	86,444	86,444

Corporate Class	151,996	151,996	362,782	362,782

Reacquired:
Institutional Class	(25,381,068,400)	(25,381,068,400)	(26,367,965,145)	(26,367,965,145)

Private Investment Class	(5,438,568,583)	(5,438,568,583)	(6,738,411,682)	(6,738,411,682)

Personal Investment Class	(1,638,105,977)	(1,638,105,977)	(1,450,949,162)	(1,450,949,162)

Cash Management Class	(36,820,941,560)	(36,820,941,560)	(52,374,068,028)	(52,374,068,028)

Reserve Class	(560,782,522)	(560,782,522)	(461,165,132)	(461,165,132)

Resource Class	(1,243,042,103)	(1,243,042,103)	(1,708,602,981)	(1,708,602,981)

Corporate Class	(19,238,361,015)	(19,238,361,015)	(15,828,236,091)	(15,828,236,091)

Net increase (decrease) in share activity	2,105,932,542	$2,105,932,542	(8,512,926,560)	$(8,512,926,560)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	61,611,815,820	$61,611,815,820	67,756,450,341	$67,756,450,341

Private Investment Class	2,549,756,494	2,549,756,494	2,696,887,600	2,696,887,600

Personal Investment Class	63,367,177	63,367,177	92,389,908	92,389,908

Cash Management Class	7,338,150,426	7,338,150,426	7,083,908,025	7,083,908,025

Reserve Class	365,919,015	365,919,015	422,419,004	422,419,004

Resource Class	2,088,493,367	2,088,493,367	2,822,954,303	2,822,954,303

Corporate Class	8,382,738,522	8,382,738,522	7,677,568,255	7,677,568,255

Issued as reinvestment of dividends:
Institutional Class	1,388,120	1,388,120	4,390,052	4,390,052

Private Investment Class	21,179	21,179	79,517	79,517

Personal Investment Class	269	269	773	773

Cash Management Class	173,309	173,309	626,149	626,149

Reserve Class	1,867	1,867	24,160	24,160

Resource Class	40,787	40,787	79,024	79,024

Corporate Class	191,614	191,614	560,152	560,152

Reacquired:
Institutional Class	(60,500,545,167)	(60,500,545,167)	(73,032,750,540)	(73,032,750,540)

Private Investment Class	(2,557,934,241)	(2,557,934,241)	(2,920,231,827)	(2,920,231,827)

Personal Investment Class	(62,656,934)	(62,656,934)	(96,160,577)	(96,160,577)

Cash Management Class	(6,706,679,275)	(6,706,679,275)	(7,966,582,181)	(7,966,582,181)

Reserve Class	(479,399,253)	(479,399,253)	(377,991,972)	(377,991,972)

Resource Class	(2,110,526,459)	(2,110,526,459)	(3,015,396,054)	(3,015,396,054)

Corporate Class	(8,208,742,539)	(8,208,742,539)	(8,306,372,696)	(8,306,372,696)

Net increase (decrease) in share activity	1,775,574,098	$1,775,574,098	(7,157,148,584)	$(7,157,148,584)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,711,332,476	$2,711,332,476	1,874,494,393	$1,874,494,393

Private Investment Class	437,193,566	437,193,566	285,652,489	285,652,489

Personal Investment Class	88,578,959	88,578,959	48,028,492	48,028,492

Cash Management Class	43,825,246	43,825,246	15,573,413	15,573,413

Reserve Class	6,204,928	6,204,928	31,391,659	31,391,659

Resource Class	18,185,832	18,185,832	63,939,100	63,939,100

Corporate Class	50,832,014	50,832,014	79,010,000	79,010,000

Issued as reinvestment of dividends:
Institutional Class	128,424	128,424	171,437	171,437

Private Investment Class	3,850	3,850	5,708	5,708

Cash Management Class	4,412	4,412	5,252	5,252

Reserve Class	315	315	201	201

Resource Class	2,702	2,702	2,720	2,720

Corporate Class	67	67	66	66

Reacquired:
Institutional Class	(2,511,134,442)	(2,511,134,442)	(2,234,958,372)	(2,234,958,372)

Private Investment Class	(417,983,035)	(417,983,035)	(300,158,687)	(300,158,687)

Personal Investment Class	(90,372,338)	(90,372,338)	(53,551,656)	(53,551,656)

Cash Management Class	(14,271,184)	(14,271,184)	(31,499,705)	(31,499,705)

Reserve Class	(6,175,225)	(6,175,225)	(36,295,591)	(36,295,591)

Resource Class	(12,264,091)	(12,264,091)	(70,555,397)	(70,555,397)

Corporate Class	(6,000,063)	(6,000,063)	(73,014,624)	(73,014,624)

Net increase (decrease) in share activity	298,092,413	$298,092,413	(401,759,102)	$(401,759,102)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,598,415,148	$1,598,415,148	2,381,530,077	$2,381,530,077

Private Investment Class	189,820,412	189,820,412	242,313,052	242,313,052

Personal Investment Class	7,217,382	7,217,382	13,124,110	13,124,110

Cash Management Class	738,707,920	738,707,920	1,434,961,472	1,434,961,472

Reserve Class	37,462,640	37,462,640	15,733,372	15,733,372

Resource Class	7,155,166,244	7,155,166,244	115,599,863	115,599,863

Corporate Class	57,238,303	57,238,303	8,703,078	8,703,078

Issued as reinvestment of dividends:
Institutional Class	66,383	66,383	110,090	110,090

Private Investment Class	14,993	14,993	38,670	38,670

Personal Investment Class	314	314	478	478

Cash Management Class	20,854	20,854	52,512	52,512

Reserve Class	3,752	3,752	4,562	4,562

Resource Class	5,421	5,421	24,091	24,091

Corporate Class	2,633	2,633	7,818	7,818

Reacquired:
Institutional Class	(1,775,539,986)	(1,775,539,986)	(2,531,922,612)	(2,531,922,612)

Private Investment Class	(209,911,407)	(209,911,407)	(329,824,342)	(329,824,342)

Personal Investment Class	(10,514,206)	(10,514,206)	(13,024,458)	(13,024,458)

Cash Management Class	(760,647,186)	(760,647,186)	(1,667,179,630)	(1,667,179,630)

Reserve Class	(33,923,608)	(33,923,608)	(15,826,436)	(15,826,436)

Resource Class	(7,174,225,359)	(7,174,225,359)	(201,042,659)	(201,042,659)

Corporate Class	(30,000,000)	(30,000,000)	(54,542,879)	(54,542,879)

Net increase (decrease) in share activity	(210,619,353)	$(210,619,353)	(601,159,771)	$(601,159,771)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Personal Investment Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Year ended 08/31/11	$1.00	$0.00	(b)	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$107,681	0.27	%(c)	0.92	%(c)	0.02	%(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	111,477	0.31		0.93		0.03
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.78	145,663	0.66		0.96		0.67
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.23	118,757	0.67		0.92		3.09
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.80	81,408	0.67		0.93		4.70

STIC Prime Portfolio
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.02	84,451	0.22	(c)	0.94	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	88,978	0.25		0.94		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.54	181,407	0.56		0.98		0.54
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.06	406,065	0.67		0.93		2.91
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	4.81	409,936	0.67		0.94		4.70

Treasury Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	185,309	0.12	(c)	0.93	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	173,428	0.15		0.93		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.12	211,723	0.45		0.95		0.07
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.37	471,083	0.67		0.93		2.11
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.59	414,629	0.67		0.94		4.48

Government & Agency Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	14,693	0.15	(c)	0.88	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	13,982	0.21		0.88		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.33	17,752	0.57		0.90		0.17
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.86	29,764	0.67		0.89		2.73
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.73	26,598	0.67		0.90		4.63

Government TaxAdvantage Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	4,801	0.11	(c)	1.01	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,594	0.15		1.01		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.25	12,117	0.47		1.05		0.19
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.71	11,245	0.67		0.99		2.75
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.63	10,986	0.67		1.05		4.53

Tax-Free Cash Reserve Portfolio
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	4,218	0.26	(c)	1.04	(c)	0.03	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	7,514	0.29		1.04		0.03
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.55	7,414	0.67		1.06		0.64
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.49	40,145	0.77	(d)	1.00	(d)	1.21	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	2.71	34,464	0.77		1.00		2.68
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	2.84	33,670	0.77		1.00		2.81

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s) of $104,235, $94,253, $175,824, $14,624, $6,205 and $4,974 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Personal Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Personal Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Personal Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 21, 2011
Houston, Texas

63        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011, through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Personal Investment Class	(03/01/11)	(08/31/11)[1]	Period[2]	(08/31/11)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.16	$1,024.05	$1.17	0.23%

STIC Prime Portfolio	1,000.00	1,000.10	0.91	1,024.30	0.92	0.18

Treasury Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07

Government & Agency Portfolio	1,000.00	1,000.10	0.55	1,024.65	0.56	0.11

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.40	1,024.80	0.41	0.08

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	1.11	1,024.10	1.12	0.22

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2011, through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

64        Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts
(Government & Agency Portfolio, Tax-Free Cash Reserve Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust (the Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of the Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under each Fund’s agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of each Fund’s investment advisory agreement.

Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of each Fund’s sub-advisory contracts.

Tax-Free Cash Reserve Portfolio, Liquid Assets Portfolio and STIC Prime Portfolio
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are

65        Short-Term Investments Trust

appropriate and satisfactory and in accordance with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the same level as the performance of the Index for the one year period and below the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of the performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in each Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Institutional Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Government & Agency Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Government TaxAdvantage Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted

66        Short-Term Investments Trust

that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Treasury Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Tax-Free Cash Reserve Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Liquid Assets Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

STIC Prime Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but that each Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Tax-Free Cash Reserve Portfolio and Government TaxAdvantage Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

67        Short-Term Investments Trust

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

Government & Agency Portfolio, Tax-Free Cash Reserve Portfolio and Liquid Assets Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.

STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that each Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to each Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that each Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of each Fund and its shareholders.

68        Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2011:

		Corporate
	Qualified	Dividends		Tax-Exempt
	Dividend	Received	U.S. Treasury	Interest
Federal and State Income Tax	Income*	Deduction*	Obligations*	Dividends

Liquid Assets Portfolio	0.00%	0.00%	0.00%	0.00%

STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%

Treasury Portfolio	0.00%	0.00%	49.94%	0.00%

Government & Agency Portfolio	0.00%	0.00%	2.98%	0.00%

Government TaxAdvantage Portfolio	0.00%	0.00%	10.17%	0.00%

Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100.00%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

	Qualified	Qualified
	Short-Term	Interest
Non-Resident Alien Shareholders	Gains	Income**

Liquid Assets Portfolio	—	0.00%

STIC Prime Portfolio	—	0.00%

Treasury Portfolio	—	100%

Government & Agency Portfolio	$134,129	100%

Government TaxAdvantage Portfolio	—	0.00%

Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

69        Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
			in Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	143	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, Executive Vice President	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.	143	None

		Formerly: Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	161	Director of the Abraham Lincoln Presidential Library Foundation

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	143	ACE Limited (insurance company); and Investment Company Institute

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen has been deemed to be an interested person of the Trust because of his prior service as counsel to the predecessor funds of certain Invesco open-end funds and his affiliation with the law firm that served as counsel to such predecessor funds and continues to serve as counsel to the Invesco Van Kampen closed-end funds.

T-1        Short-Term Investments Trust

Trustees and Officers—(continued)

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
Name, Year of			in Fund Complex
Birth and Position(s)	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	161	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

Bob R. Baker — 1936 Trustee	2003	Retired	143	None
		Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie	143	Director and Chairman, C.D. Stimson Company (a real estate investment company)

James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	143	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society

Rodney Dammeyer — 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services. Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	161	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)	143	Board of Nature’s Sunshine Products, Inc.
		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)	143	Administaff
		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives

Carl Frischling — 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	143	Director, Reich & Tang Funds (16 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Retired	143	None
		Formerly: Chief Executive Officer, YWCA of the U.S.A.

Larry Soll — 1942 Trustee	2003	Retired	143	None
		Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)

T-2        Short-Term Investments Trust

Trustees and Officers—(continued)

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
			in Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	161	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired	143	None
		Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).	N/A	N/A
		Formerly: Senior Vice President, Van Kampen Investments Inc.; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Van Kampen Funds Inc.; and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust	N/A	N/A
		Formerly: Director and Secretary, Van Kampen Advisors, Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services, Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.); and Vice President, The Invesco Funds	N/A	N/A
		Formerly: Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company

T-3        Short-Term Investments Trust

Trustees and Officers—(continued)

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
			in Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)	N/A	N/A
		Formerly: Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management) and Van Kampen Funds Inc.	N/A	N/A
		Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Investor Services Inc., Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company) and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.).	N/A	N/A
		Formerly: Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser) and Van Kampen Investor Services Inc.; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Counsel to the Independent Trustees Kramer, Levin, Naftalis & Frankel LLP 1177 Avenue of the Americas New York, NY 10036-2714	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4        Short-Term Investments Trust

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your house-hold, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-AR-6	Invesco Distributors, Inc.

Private Investment Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Annual Report to Shareholders ▪ August 31, 2011

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
44	Financial Statements
50	Notes to Financial Statements
62	Financial Highlights
63	Auditor’s Report
64	Fund Expenses
65	Approval of Investment Advisory and Sub-Advisory Agreements
69	Tax Information
T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2011, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
This is the annual report on the performance of the Private Investment Class of Short-Term Investments Trust, part of Invesco Fixed Income, for the fiscal year ending August 31, 2011. Thank you for investing with us.
      Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Against a backdrop of increasingly challenging economic headlines, market sentiment deteriorated over the 12 months covered by this report, as economic indicators pointed to a possible downturn in the recovery. Gross domestic product (GDP), the broadest measure of overall U.S. economic activity, grew at annualized rates of 2.5% and 2.3% in the third and fourth quarters of 2010, respectively.1 GDP continued to grow in the first half of 2011, but at a much slower pace.
      Monetary policy remained unchanged during the reporting period. The U.S. Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, even as the economic tides seemed to shift.2 Fed statements early in the year echoed public concern over an increase in headline inflation due to higher energy and food prices. Heading into the summer of 2011, the Fed’s attention shifted back to the stalling recovery, and in particular, weak housing and labor markets. Concerned with considerably slower-than-expected growth, the Fed committed in its August 9 statement to keep its target policy rate at low levels “at least through mid-2013.”2 With no change in monetary policy, money market funds continued to operate in an ultra-low interest rate environment.
      Increasingly over the reporting period, technical factors created tangible supply constraints in money markets. In February 2011, the U.S. Treasury rolled back its Supplemental Financing Bill Program from $200 billion to $5 billion to avoid breaching the U.S. debt ceiling.3 This, along with a new FDIC assessment rule introduced on April 1, pulled a substantial supply of short-term paper out of the market, pushing yields even lower.
      More recently, money market funds responded to potential headline risks generated by debt concerns in Europe and the U.S. In June, concern grew over the exposure of U.S. money market funds to Greek sovereign debt through their holdings in European banks. In recent months, money market funds reduced their European exposure – from 50.2% of assets in May to 47.0% in July.4 Closer to home, contentious negotiations to raise the U.S. debt ceiling and avoid default were a concern. Although the debt ceiling was ultimately raised by the August 2 deadline, the rancorous tone of the talks and the limited scope of deficit reduction had the effect of undermining the already waning confidence market participants had in the ability of policymakers to support the recovery.
Invesco Fixed Income’s strength and experience
Invesco Fixed Income’s 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we remain a leader in the cash management industry, with more than $200 billion in assets under management as of August 31, 2011. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.
      For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
      We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
      Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,

Karen Dunn Kelley
Senior Managing Director, Invesco Ltd.
CEO, Invesco Fixed Income

1	Bureau of Economic Analysis; 2 U.S. Federal Reserve; 3 Reuters; 4 Fitch Ratings
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2	Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
Although the world’s economies are gradually recovering from the financial crisis, it has not been a smooth path. Unrest in the Middle East, persistently weak job and housing markets in the U.S. and continued government balance sheet repair in Europe are contributing to a slow, labored march toward global recovery.
      In this environment, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
      While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
      Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
      As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3	Short-Term Investments Trust

Fund data

Private Investment Class data as of 8/31/11

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During	At Fiscal	At Fiscal
	Fiscal	Year	Year
	Year	End	End

Liquid Assets	28 - 45 days	34 days	59 days	$501.6 million

STIC Prime	10 - 26 days	14 days	14 days	267.6 million

Treasury	31 - 54 days	34 days	34 days	845.0 million

Government & Agency	31 - 53 days	45 days	74 days	549.8 million

Government TaxAdvantage	21 - 52 days	40 days	70 days	47.6 million

Tax-Free Cash Reserve	19 - 33 days	23 days	23 days	98.8 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
      Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio
Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
      The Fund invests in high-quality U.S. dollar-denominated short-term debt obligations, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from U.S. or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.
STIC Prime Portfolio
STIC Prime Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
      The Fund invests in high quality U.S. dollar-denominated obligations with maturities of 60 days or less, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Treasury Portfolio
Treasury Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
      The Fund invests in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
Government & Agency Portfolio
Government & Agency Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
      The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.
Government TaxAdvantage Portfolio
Government TaxAdvantage Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
      The Fund invests in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies of instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
Tax-Free Cash Reserve Portfolio
Tax-Free Cash Reserve Portfolio’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
      The Fund invests in debt securities, primarily municipal securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

4	Short-Term Investments Trust

Fund composition by maturity

In days, as of 8/31/11
	Liquid	STIC		Government	Government	Tax-Free
	Assets	Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio[1,2,4,5,7]	Portfolio[4,5,7]	Portfolio[4]	Portfolio[3,4]	Portfolio[3,4]	Portfolio[4,6]

1 - 7	42.5%	49.7%	64.3%	54.9%	43.7%	90.4%

8 - 30	24.5	36.8	7.7	10.1	23.4	0.9

31 - 60	11.1	13.5	8.0	5.5	8.9	0.9

61 - 90	8.6	0.0	2.2	8.1	4.8	0.9

91 - 180	12.7	0.0	16.1	18.8	19.2	1.9

181+	0.6	0.0	1.7	2.6	0.0	5.0
The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The risks of investing in foreign securities include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

2	The Fund may invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.

3	Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

4	The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

5	The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the Fund’s performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

6	The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.

7	The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
5	Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–44.40%(a)
Asset Management & Custody Banks–0.77%
Bank of New York Mellon Corp. (The)	0.11%	09/28/11	$150,000	$149,987,625

Asset-Backed Securities–Commercial Loans/Leases–4.29%
Atlantis One Funding Corp.(b)(c)	0.15%	09/01/11	150,000	150,000,000

Atlantis One Funding Corp.(b)(c)	0.16%	09/07/11	150,000	149,996,000

Atlantis One Funding Corp.(b)(c)	0.19%	10/05/11	64,400	64,388,444

Atlantis One Funding Corp.(b)(c)	0.21%	11/07/11	175,000	174,931,604

Atlantis One Funding Corp.(b)(c)	0.26%	12/01/11	150,000	149,901,417

Atlantis One Funding Corp.(b)(c)	0.26%	12/07/11	150,000	149,894,916

				839,112,381

Asset-Backed Securities–Consumer Receivables–5.11%
Amsterdam Funding Corp.(c)	0.17%	09/09/11	93,250	93,246,477

Amsterdam Funding Corp.(c)	0.20%	09/14/11	100,000	99,992,778

Amsterdam Funding Corp.(c)	0.27%	10/12/11	60,000	59,981,550

Amsterdam Funding Corp.(c)	0.27%	10/14/11	110,000	109,964,525

Barton Capital LLC(c)	0.42%	09/22/11	200,000	199,951,000

Old Line Funding, LLC(c)	0.15%	09/07/11	100,034	100,031,499

Old Line Funding, LLC(c)	0.25%	11/01/11	60,000	59,974,583

Sheffield Receivables Corp.(c)	0.25%	11/01/11	100,000	99,957,639

Thunder Bay Funding, LLC(c)	0.25%	12/28/11	100,148	100,065,934

Windmill Funding Corp.(c)	0.22%	10/05/11	75,000	74,984,417

				998,150,402

Asset-Backed Securities–Fully Supported–1.02%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)(d)	0.29%	01/09/12	200,000	200,000,000

Asset-Backed Securities–Fully Supported Bank–3.03%
Concord Minutemen Capital Co., LLC, Series A, (Multi-CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.30%	10/04/11	100,000	99,972,500

Crown Point Capital Co., LLC, Series A, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.28%	09/13/11	85,000	84,992,067

Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	09/21/11	150,000	149,979,166

Lexington Parker Capital Co., LLC (Multi CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.30%	09/06/11	142,000	141,994,083

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	10/11/11	116,026	116,002,795

				592,940,611

Asset-Backed Securities–Multi-Purpose–12.06%
Atlantic Asset Securitization LLC(c)	0.35%	09/22/11	150,000	149,969,375

Chariot Funding, LLC/Ltd.(c)	0.14%	09/12/11	80,000	79,996,578

Chariot Funding, LLC/Ltd.(c)	0.16%	09/12/11	100,000	99,995,111

Chariot Funding, LLC/Ltd.(c)	0.16%	09/13/11	60,000	59,996,800

Chariot Funding, LLC/Ltd.(c)	0.16%	09/16/11	75,000	74,995,000

Chariot Funding, LLC/Ltd.(c)	0.16%	10/11/11	50,000	49,991,111

Chariot Funding, LLC/Ltd.(c)	0.17%	09/26/11	64,000	63,992,444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Multi-Purpose–(continued)

Charta, LLC(c)	0.17%	09/20/11	$50,000	$49,995,514

Charta, LLC(c)	0.18%	09/15/11	70,000	69,995,100

Charta, LLC(c)	0.19%	09/16/11	55,000	54,995,646

Charta, LLC(c)	0.19%	09/19/11	70,000	69,993,350

Ciesco, LLC(c)	0.17%	09/02/11	300,000	299,998,583

CRC Funding LLC(c)	0.17%	09/07/11	250,000	249,992,917

Falcon Asset Securitization Corp.(c)	0.15%	09/07/11	100,000	99,997,500

Falcon Asset Securitization Corp.(c)	0.16%	09/14/11	151,000	150,991,275

Falcon Asset Securitization Corp.(c)	0.17%	09/08/11	75,000	74,997,521

Gemini Securitization Corp., LLC(c)	0.23%	09/06/11	100,000	99,996,805

Gemini Securitization Corp., LLC(c)	0.24%	09/12/11	150,000	149,989,000

Gemini Securitization Corp., LLC(c)	0.24%	09/15/11	49,000	48,995,427

Jupiter Securitization Corp.(c)	0.15%	09/29/11	50,000	49,994,167

Jupiter Securitization Corp.(c)	0.17%	10/05/11	75,000	74,987,958

Jupiter Securitization Corp.(c)	0.20%	09/01/11	100,000	100,000,000

Nieuw Amsterdam Receivables Corp.(b)(c)	0.20%	10/03/11	70,500	70,487,467

Nieuw Amsterdam Receivables Corp.(b)(c)	0.20%	10/12/11	62,000	61,985,878

				2,356,330,527

Asset-Backed Securities–Securities–3.04%
Aspen Funding Corp.(c)	0.23%	10/07/11	95,000	94,978,150

Aspen Funding Corp.(c)	0.27%	09/14/11	50,035	50,030,122

Newport Funding Corp.(c)	0.25%	09/20/11	100,030	100,016,801

Scaldis Capital Ltd./LLC(b)(c)	0.24%	09/06/11	250,000	249,991,667

Solitaire Funding Ltd./LLC(b)(c)	0.20%	09/08/11	100,000	99,996,111

				595,012,851

Asset-Backed Securities–Trade Receivables–1.42%
Market Street Funding LLC(c)	0.18%	10/19/11	55,033	55,019,792

Market Street Funding LLC(c)	0.18%	10/20/11	50,000	49,987,750

Victory Receivables Corp.(b)(c)	0.22%	09/08/11	72,750	72,746,888

Victory Receivables Corp.(b)(c)	0.25%	09/19/11	100,000	99,987,500

				277,741,930

Diversified Banks–1.71%
BNZ International Funding Ltd.(b)(c)	0.22%	10/06/11	125,000	124,973,264

BNZ International Funding Ltd.(b)(c)	0.28%	11/14/11	70,000	69,959,711

Societe Generale North America, Inc.(b)	0.22%	09/02/11	80,000	79,999,511

Societe Generale North America, Inc.(b)	0.22%	09/06/11	60,000	59,998,167

				334,930,653

Life & Health Insurance–1.66%
Metlife Short Term Funding LLC(c)	0.14%	09/01/11	50,000	50,000,000

Metlife Short Term Funding LLC(c)	0.18%	10/13/11	50,000	49,989,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–(continued)

Metlife Short Term Funding LLC(c)	0.20%	09/16/11	$148,000	$147,987,667

Metlife Short Term Funding LLC(c)	0.20%	09/20/11	75,500	75,492,030

				323,469,197

Municipal Commercial Paper–0.06%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(e)	0.33%	09/07/11	11,103	11,103,000

Other Diversified Financial Services–0.77%
Credit Suisse (USA), Inc.(b)	0.19%	10/06/11	150,000	149,972,292

Regional Banks–9.46%
ANZ National (Int’l) Ltd.(b)(c)	0.25%	01/17/12	100,000	99,904,167

ANZ National (Int’l) Ltd.(b)(c)	0.29%	10/07/11	100,000	99,971,000

Banque et Caisse d’Epargne de l’Etat(b)	0.26%	12/15/11	90,000	89,931,750

Banque et Caisse d’Epargne de l’Etat(b)	0.28%	12/29/11	200,000	199,814,889

Banque et Caisse d’Epargne de l’Etat(b)	0.29%	09/09/11	100,000	99,993,555

Commonwealth Bank of Australia(b)(c)	0.23%	12/12/11	132,000	131,915,850

Commonwealth Bank of Australia(b)(c)	0.23%	11/03/11	250,000	249,899,375

Commonwealth Bank of Australia(b)	0.26%	12/16/11	125,000	124,904,431

Commonwealth Bank of Australia(b)(c)	0.34%	01/17/12	113,500	113,352,072

Nordea North America Inc.(b)	0.22%	09/02/11	100,000	99,999,389

Nordea North America Inc.(b)	0.24%	12/07/11	100,000	99,936,680

Nordea North America Inc.(b)	0.27%	09/06/11	88,550	88,546,679

Svenska Handelsbanken, Inc.(b)(c)	0.21%	11/03/11	100,000	99,964,125

Westpac Banking Corp.(b)(c)	0.20%	09/07/11	100,000	99,996,667

Westpac Banking Corp.(b)(c)(d)	0.24%	11/07/11	150,000	150,000,000

				1,848,130,629

Total Commercial Paper (Cost $8,676,882,098)				8,676,882,098

Certificates of Deposit–28.87%
Bank of Nova Scotia(d)	0.24%	11/09/11	150,000	150,000,000

Bank of Nova Scotia	0.25%	01/11/12	150,000	150,000,000

Bank of Nova Scotia	0.30%	02/01/12	100,000	100,000,000

Bank of Nova Scotia(d)	0.32%	09/11/12	100,000	100,000,000

Bank of Nova Scotia	0.35%	02/24/12	80,000	80,000,000

Bank of Nova Scotia(d)	0.50%	03/05/12	79,000	79,093,775

Barclays Bank PLC(d)	0.40%	06/15/12	450,000	450,000,000

BNP Paribas	0.69%	06/01/12	125,000	125,000,000

Canadian Imperial Bank of Commerce	0.20%	09/02/11	100,000	100,000,000

Deutsche Bank AG (Cayman Islands)(b)	0.10%	09/01/11	617,709	617,709,382

Lloyds TSB Bank PLC(d)	0.25%	03/05/12	150,000	150,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.19%	09/08/11	250,000	250,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.29%	10/06/11	200,000	200,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.34%	09/09/11	150,000	150,000,166

National Australia Bank Ltd. (United Kingdom)(b)	0.39%	09/08/11	40,000	39,996,973

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

National Australia Bank Ltd. (United Kingdom)(b)	0.41%	02/15/12	$150,000	$150,006,945

National Bank of Canada	0.34%	02/08/12	100,000	100,000,000

Nederlandse Waterschapsbank N.V.	0.33%	11/30/11	100,000	99,917,570

Nordea Bank Finland PLC	0.24%	11/04/11	100,000	100,000,000

Nordea Bank Finland PLC(d)	0.45%	07/05/12	75,950	76,071,498

Rabobank Nederland(d)	0.27%	10/12/11	100,000	100,000,000

Rabobank Nederland(d)	0.29%	01/10/12	100,000	100,000,000

Rabobank Nederland(d)	0.30%	05/08/12	150,000	150,000,000

Royal Bank of Canada(d)	0.26%	02/16/12	150,000	150,000,000

Royal Bank of Canada(d)	0.26%	10/12/11	175,000	175,000,000

Santander UK PLC(b)(d)(f)	0.30%	—	250,000	250,000,000

Societe Generale(d)	0.56%	11/14/11	100,000	100,000,000

Svenska Handelsbanken A.B.	0.27%	11/16/11	150,000	150,001,582

Svenska Handelsbanken A.B.	0.46%	02/21/12	200,000	200,004,794

Toronto Dominion Bank	0.26%	01/12/12	200,000	200,000,000

Toronto Dominion Bank	0.35%	02/07/12	150,000	150,000,000

Toronto-Dominion Bank(d)	0.23%	05/11/12	100,000	100,000,000

Toronto-Dominion Bank(d)	0.29%	01/12/12	200,000	200,000,000

Toronto-Dominion Bank	0.33%	09/08/11	150,000	150,000,000

Westpac Banking Corp.	0.29%	11/02/11	200,000	200,000,000

Total Certificates of Deposit (Cost $5,642,802,685)				5,642,802,685

Variable Rate Demand Notes–17.61%(g)
Credit Enhanced–17.61%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	06/01/29	1,000	1,000,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(e)	0.29%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.10%	10/01/35	17,450	17,450,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(e)	0.32%	07/01/26	5,905	5,905,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.16%	05/15/37	17,000	17,000,000

Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.14%	05/15/38	7,500	7,500,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.21%	07/15/28	2,825	2,825,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC– Lloyds TSB Bank PLC)(b)(e)	0.12%	07/01/34	21,410	21,410,000

Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	12/01/22	7,060	7,060,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	10/01/33	3,400	3,400,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	12/01/33	24,025	24,025,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/14	4,550	4,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.16%	07/01/32	$8,185	$8,185,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(e)	0.18%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	12/01/28	325	325,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.14%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/29	4,650	4,650,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(e)	0.48%	07/01/30	3,125	3,125,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/39	25,600	25,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.21%	06/01/35	8,335	8,335,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/27	1,950	1,950,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(e)	0.21%	12/01/21	12,385	12,385,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.22%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	10/01/32	23,555	23,555,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	12/01/32	2,645	2,645,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(e)	0.35%	06/01/35	14,775	14,775,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/33	3,175	3,175,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(e)	0.19%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(e)	0.14%	01/01/37	17,000	17,000,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/39	5,000	5,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.14%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	07/01/22	1,600	1,600,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	06/01/20	13,000	13,000,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	11/01/38	3,535	3,535,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/33	9,000	9,000,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	04/01/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.19%	09/01/37	26,435	26,435,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–Royal Bank of Canada)(b)(e)	0.16%	11/15/34	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(e)	0.19%	08/15/30	$16,040	$16,040,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.19%	11/01/28	610	610,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/16	2,000	2,000,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	03/15/23	5,650	5,650,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.17%	01/01/21	8,705	8,705,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.21%	03/01/34	4,730	4,730,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	07/01/25	43,155	43,155,000

Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.28%	08/01/15	1,200	1,200,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	03/01/19	3,165	3,165,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.18%	08/01/39	6,970	6,970,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/01/30	30,075	30,075,000

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(e)	0.24%	06/01/43	6,000	6,000,000

Dearborn (County of), Indiana (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	04/01/36	7,250	7,250,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.16%	06/15/25	7,440	7,440,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	09/01/36	3,745	3,745,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/36	10,100	10,100,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/39	19,280	19,280,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	01/01/26	15,500	15,500,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	01/01/37	28,180	28,180,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	0.19%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(e)	0.38%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/29	18,080	18,080,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	8,500	8,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

District of Columbia;
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.18%	06/01/27	$5,900	$5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	06/01/27	78,553	78,553,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(c)(e)	0.17%	07/01/24	13,060	13,060,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.21%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.20%	07/01/37	4,000	4,000,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.19%	03/01/30	27,470	27,470,000

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/23	4,200	4,200,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	06/01/37	13,695	13,695,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(e)	0.17%	02/01/35	2,525	2,525,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.21%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/31	3,880	3,879,951

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/33	13,530	13,530,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(e)	0.18%	12/01/21	17,700	17,700,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.38%	09/01/41	5,410	5,410,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(e)	0.21%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/23	4,965	4,965,000

Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	03/01/30	10,000	10,000,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(e)	0.17%	06/01/19	12,035	12,035,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.21%	06/01/19	4,470	4,470,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.18%	06/01/27	10,500	10,500,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	11/01/25	4,900	4,900,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.17%	06/01/24	25,000	25,000,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	02/15/42	4,800	4,800,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(e)	0.21%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.24%	08/01/32	7,800	7,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	01/01/38	$3,785	$3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/15/12	15,390	15,390,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(e)	0.21%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(e)	0.16%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Bank of Montreal)(b)(e)	0.16%	11/15/37	18,005	18,005,000

Hillsborough (County of), Florida Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.31%	03/01/25	4,350	4,350,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	10/01/14	4,045	4,045,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	03/01/20	7,800	7,800,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	02/01/40	9,700	9,700,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(e)	0.20%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Harris, N.A.)(c)(e)	0.20%	10/01/17	2,500	2,500,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB of Chicago)	0.21%	06/01/40	4,925	4,925,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.13%	01/01/16	385	385,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)(e)	0.21%	09/01/24	1,300	1,300,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	08/01/28	1,300	1,300,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	08/01/35	5,150	5,150,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	02/15/35	7,565	7,565,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(e)	0.35%	05/01/14	250	250,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	06/01/29	3,200	3,200,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(e)	0.21%	08/15/33	8,555	8,555,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(e)	0.30%	06/01/17	2,445	2,445,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	04/01/39	7,500	7,500,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	04/01/32	17,600	17,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	08/01/15	$1,450	$1,450,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(e)	0.21%	11/01/19	5,200	5,200,000

Illinois (State of) Finance Authority (St. Xavier University);
Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/32	5,785	5,785,000

Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/40	2,930	2,930,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(e)	0.49%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(e)	0.17%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(e)	0.14%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	08/15/25	13,065	13,065,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(e)	0.20%	01/01/29	2,000	2,000,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(e)	0.21%	10/01/33	5,600	5,600,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.23%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–Harris N.A.)(e)	0.18%	06/01/29	5,800	5,800,000

Series 2004, VRD RB (LOC–Harris N.A.)(e)	0.16%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.26%	05/01/42	2,580	2,580,000

Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	04/01/24	1,075	1,075,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/32	5,580	5,580,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	08/01/21	14,020	14,020,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/39	49,960	49,960,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.21%	12/01/32	9,320	9,320,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	11/01/37	5,825	5,825,000

Indiana (State of) Finance Authority (Sycamore School); Series 2004, VRD Educational Facilities RB (LOC–U.S. Bank N.A.)(e)	0.20%	08/01/24	3,220	3,220,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.28%	07/01/28	7,100	7,100,000

Indiana (State of) Health Facility Financing Authority (Rehabilitation Hospital of Indiana Inc.); Series 1990, VRD Hospital ACES RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/01/20	12,700	12,700,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.19%	05/15/38	14,000	14,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)	0.22%	05/01/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	05/01/42	$17,000	$17,000,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.30%	02/01/33	3,900	3,900,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.15%	11/01/32	3,000	3,000,000

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC–Harris N.A.)(e)	0.17%	12/01/38	5,500	5,500,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.23%	11/01/31	8,330	8,330,000

Jackson (County of), Missouri Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/18	1,000	1,000,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	06/01/22	2,150	2,150,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	05/01/33	7,300	7,300,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	12/01/39	11,100	11,100,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.21%	08/02/38	1,850	1,850,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.17%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(e)	0.21%	09/01/28	4,725	4,725,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/26	3,785	3,785,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/14	5,035	5,035,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/27	4,305	4,305,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	12/01/37	1,725	1,725,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	01/01/32	4,425	4,425,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/28	1,870	1,870,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/32	5,170	5,170,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/28	2,095	2,095,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	04/01/35	7,500	7,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System);
Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/41	$34,000	$34,000,000

Series 2008 D, VRD RB (LOC–TD Bank, N.A.)(e)	0.09%	07/01/41	9,450	9,450,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(e)	0.17%	07/01/32	52,935	52,935,000

Massachusetts (State of) Development Finance Agency (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	03/01/15	1,175	1,174,907

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/46	8,700	8,700,000

Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(e)	0.21%	12/01/46	54,800	54,800,000

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.15%	07/01/38	8,600	8,600,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(e)	0.17%	03/01/39	7,200	7,200,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.30%	01/01/44	408	408,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	12/01/26	6,545	6,545,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/30	20,755	20,755,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/30	16,140	16,140,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/38	5,850	5,850,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	10/15/42	24,785	24,785,000

Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.21%	10/01/40	655	655,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	11/15/39	20,200	20,200,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	11/15/39	18,690	18,690,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(e)	0.21%	09/01/40	6,245	6,245,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.19%	01/01/25	3,295	3,295,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.24%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	04/01/37	12,300	12,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(b)(e)	0.18%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.18%	12/01/31	14,570	14,570,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	10/01/33	14,750	14,750,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.20%	07/01/29	3,260	3,260,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.14%	02/01/40	$8,895	$8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/39	6,675	6,675,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.18%	05/01/26	4,450	4,450,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/01/38	46,500	46,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP– FNMA)	0.22%	08/15/31	3,065	3,065,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(c)(e)	0.35%	11/01/27	3,330	3,330,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.17%	07/01/38	12,595	12,595,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/25	9,180	9,180,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facilities RB (LOC–Bank of America, N.A.)(e)	0.18%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.21%	07/15/36	7,575	7,574,629

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	425	424,790

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	12/01/24	3,355	3,355,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	10/01/33	15,275	15,275,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	09/01/37	1,300	1,300,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	07/01/38	3,695	3,695,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	06/15/32	41,000	41,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(e)	0.16%	11/01/36	9,725	9,725,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.20%	04/01/32	7,040	7,040,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	08/01/36	1,925	1,925,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	07/01/34	9,005	9,005,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/27	3,065	3,065,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

North Carolina (State of) Capital Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	08/01/14	$2,185	$2,185,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(e)	0.18%	01/01/19	7,855	7,855,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/29	2,255	2,255,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.29%	11/01/26	8,340	8,340,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/17	8,090	8,090,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.32%	06/01/31	7,765	7,765,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(e)	0.17%	11/01/33	3,945	3,945,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	09/01/34	28,575	28,575,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	12/01/27	4,610	4,610,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	12/01/31	28,070	28,070,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.18%	11/01/30	8,365	8,365,000

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(e)	0.21%	09/01/36	3,815	3,815,000

Olathe (City of), Kansas (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/18	2,235	2,235,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(e)	0.38%	07/01/16	7,210	7,210,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	08/01/34	72,000	72,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.24%	10/15/38	4,000	4,000,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(e)	0.19%	07/01/32	17,135	17,135,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/21	7,475	7,475,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/30	4,600	4,600,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(e)	0.22%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.21%	05/01/20	2,650	2,650,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	11/01/34	5,100	5,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	02/01/34	$6,960	$6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(e)	0.17%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	10/01/29	4,300	4,300,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.23%	07/01/27	18,645	18,645,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.19%	12/01/24	5,235	5,235,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.19%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.17%	07/01/26	3,400	3,400,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	06/01/39	1,085	1,085,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	11/01/27	16,020	16,020,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.22%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(e)	0.21%	12/01/31	5,400	5,400,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(e)	0.19%	05/01/19	2,095	2,095,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.17%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	07/01/36	6,555	6,555,000

South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	12/01/22	2,000	2,000,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.18%	11/15/35	2,565	2,564,951

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	11/01/32	34,640	34,640,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/28	9,710	9,710,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	03/01/28	6,502	6,502,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	01/01/33	9,265	9,265,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(e)	0.03%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	06/01/38	9,700	9,700,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(c)(e)	0.28%	10/01/21	3,300	3,300,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.14%	11/15/43	11,905	11,905,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/40	$5,150	$5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.22%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.35%	03/01/29	3,000	3,000,000

Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.16%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.20%	03/01/29	1,070	1,070,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/33	11,000	11,000,000

Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(e)	0.41%	03/01/42	1,530	1,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(e)	0.15%	11/15/50	3,500	3,500,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.17%	07/01/47	20,100	20,100,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(e)	0.32%	05/01/42	13,690	13,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	07/01/33	18,205	18,205,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.22%	07/01/41	13,125	13,125,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	01/15/22	5,000	5,000,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(c)(e)	0.21%	07/01/26	38,085	38,085,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.12%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.15%	09/01/38	16,100	16,100,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.17%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.45%	10/01/24	2,780	2,780,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	750	750,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(e)	0.20%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.16%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	10/01/30	20,200	20,200,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.20%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.20%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	07/01/44	8,000	8,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.21%	09/01/38	$2,000	$2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.20%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(e)	0.20%	10/01/19	3,100	3,100,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.23%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/43	28,000	28,000,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.20%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.21%	04/01/34	4,790	4,790,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.21%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(e)	0.21%	04/01/22	7,770	7,770,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	12/01/24	7,715	7,715,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.20%	12/01/38	5,265	5,265,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	08/15/34	44,400	44,400,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	06/01/37	6,685	6,685,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	04/01/35	9,900	9,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	06/01/39	9,605	9,605,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/36	10,700	10,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	01/15/36	33,265	33,265,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.12%	12/01/26	5,485	5,485,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.12%	08/01/30	5,900	5,900,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	05/01/30	19,300	19,300,000

Total Variable Rate Demand Notes (Cost $3,441,162,228)				3,441,162,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Bonds & Notes–5.48%
ANZ National (Int’l) Ltd. Sr. Unsec. Gtd. MTN(b)(c)(d)	0.95%	09/23/11	$140,000	$140,055,672

ING Bank N.V. Sr. Unsec. Notes(b)(c)(d)	1.07%	02/09/12	75,000	75,261,200

JPMorgan Chase Bank N.A. Sr. Unsec. Notes(d)	0.28%	09/07/12	200,000	200,000,000

Lloyds TSB Bank PLC Sr. Unsec. Euro MTN(b)(d)	0.90%	12/02/11	105,000	105,166,158

Rabobank Nederland Sr. Unsec. Notes(b)(c)(d)	0.43%	09/14/12	50,000	50,000,000

Royal Bank of Canada Sr. Unsec. Notes(b)(c)(d)	0.30%	08/31/12	200,000	200,000,000

Svenska Handelsbanken A.B. Notes(c)(d)	0.29%	09/07/12	150,000	150,000,000

Westpac Banking Corp. Sr. Unsec. Notes(b)(c)(d)	0.29%	09/06/12	150,000	150,000,000

Total Other Bonds & Notes (Cost $1,070,483,030)				1,070,483,030

TOTAL INVESTMENTS (excluding Repurchase Agreements)–96.36% (Cost $18,831,330,041)				18,831,330,041

			Repurchase
			Amount
Repurchase Agreements–4.01%(h)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by U.S. Treasury obligations valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	166,633,027	$166,632,842

Deutsche Bank Securities Inc., Joint agreement dated 08/31/11, maturing value of $1,000,045,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,190; 0%-11.25%, 10/20/11-02/15/40)	0.05%	09/01/11	500,000,694	500,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/11, aggregate maturing value of $500,000,972 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 3.42%-5.50%, 08/01/18-08/15/46)	0.07%	09/01/11	17,187,253	17,187,220

Wells Fargo Securities, LLC, Term agreement dated 08/17/11, maturing value $100,027,556 (collateralized by Corporate obligations valued at $105,000,001; 0%-4.80%, 09/15/11-02/10/51)	0.31%	09/19/11	100,027,556	100,000,000

Total Repurchase Agreements (Cost $783,820,062)				783,820,062

TOTAL INVESTMENTS(i)(j)–100.37% (Cost $19,615,150,103)				19,615,150,103

OTHER ASSETS LESS LIABILITIES–(0.37)%				(72,370,309)

NET ASSETS–100.00%				$19,542,779,794

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
MTN	– Medium-Term Notes
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Australia: 8.0%; United Kingdom: 7.2%; Netherlands: 5.7%; other countries less than 5% each: 16.0%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $8,257,331,002, which represented 42.25% of the Trust’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(h)	Principal amount equals value at period end. See Note 1J.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Australia Bank Ltd.	5.0%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–72.34%(a)
Asset-Backed Securities–Commercial Loans/Leases–3.53%
Atlantis One Funding Corp.(b)(c)	0.15%	09/02/11	$100,000	$99,999,583

Asset-Backed Securities–Consumer Receivables–24.89%
Amsterdam Funding Corp.(b)	0.20%	09/14/11	45,000	44,996,750

Amsterdam Funding Corp.(b)	0.23%	10/06/11	50,000	49,988,819

Amsterdam Funding Corp.(b)	0.27%	10/12/11	40,000	39,987,700

Barton Capital LLC(b)	0.42%	09/22/11	100,000	99,975,500

Bryant Park Funding LLC(b)	0.21%	09/06/11	129,000	128,996,238

Salisbury Receivables Co. LLC(b)	0.25%	10/26/11	50,000	49,980,903

Sheffield Receivables Corp.(b)	0.20%	10/05/11	54,000	53,989,800

Thames Asset Global Securitization No. 1, Inc.(b)(c)	0.25%	09/19/11	66,708	66,699,661

Thunder Bay Funding, LLC(b)	0.20%	09/01/11	121,000	121,000,000

Windmill Funding Corp.(b)	0.20%	09/01/11	50,000	50,000,000

				705,615,371

Asset-Backed Securities–Fully Supported Bank–14.40%
Crown Point Capital Co., LLC–Series A, (Multi-CEP’S-Liberty Hampshire Co., LLC; agent)(b)(c)	0.28%	09/02/11	30,000	29,999,767

Fairyway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)	0.14%	09/20/11	25,000	24,998,153

Gotham Funding Corp.; (CEP–The Bank of Tokyo-Mitsubishi UFJ, Ltd.)(b)(c)	0.23%	09/21/11	100,000	99,987,222

Gotham Funding Corp.; (CEP–The Bank of Tokyo-Mitsubishi UFJ, Ltd.)(b)(c)	0.23%	09/27/11	23,113	23,109,161

Govco LLC (CEP–Citibank N.A.)(b)	0.17%	09/20/11	100,000	99,991,028

Liberty Street Funding LLC; (CEP–Bank of Nova Scotia)(b)(c)	0.15%	09/07/11	55,000	54,998,625

Liberty Street Funding LLC; (CEP–Bank of Nova Scotia)(b)(c)	0.15%	09/16/11	75,000	74,995,312

				408,079,268

Asset-Backed Securities–Multi-Purpose–18.84%
Chariot Funding, LLC/Ltd.(b)	0.16%	09/26/11	59,200	59,193,422

Charta, LLC(b)	0.17%	09/26/11	25,000	24,997,048

Ciesco, LLC(b)	0.18%	09/12/11	35,000	34,998,075

Falcon Asset Securitization Corp.(b)	0.16%	09/29/11	70,000	69,991,289

Gemini Securitization Corp., LLC(b)	0.22%	09/07/11	65,000	64,997,617

Gemini Securitization Corp., LLC(b)	0.24%	09/12/11	40,000	39,997,067

Jupiter Securitization Corp.(b)	0.14%	09/12/11	40,000	39,998,289

Jupiter Securitization Corp.(b)	0.14%	10/04/11	75,000	74,990,375

Mont Blanc Capital Corp.(b)(c)	0.30%	09/22/11	50,000	49,991,250

Nieuw Amsterdam Receivables Corp.(b)(c)	0.23%	10/03/11	75,000	74,984,667

				534,139,099

Asset-Backed Securities–Securities–4.41%
Aspen Funding Corp.(b)	0.27%	09/14/11	75,000	74,992,688

Newport Funding Corp.(b)	0.25%	09/21/11	50,015	50,008,053

				125,000,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–4.76%
Metlife Short Term Funding LLC(b)	0.16%	09/08/11	$25,000	$24,999,222

Metlife Short Term Funding LLC(b)	0.19%	10/13/11	60,000	59,986,700

Metlife Short Term Funding LLC(b)	0.20%	09/15/11	50,000	49,996,111

				134,982,033

Regional Banks–1.51%
Banque et Caisse d’Epargne de l’Etat(c)	0.29%	09/09/11	42,750	42,747,245

Total Commercial Paper (Cost $2,050,563,340)				2,050,563,340

Variable Rate Demand Notes–18.54%(d)
Credit Enhanced–18.54%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.14%	05/15/38	3,825	3,825,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.21%	10/01/25	4,785	4,785,000

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC– Bank of New York Mellon)(e)	0.17%	12/15/18	7,400	7,400,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	12/01/28	5,200	5,200,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.22%	12/15/34	3,355	3,355,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/29	5,900	5,900,000

Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	02/01/31	6,585	6,585,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	03/01/29	5,870	5,870,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/40	870	870,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.14%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.14%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/39	7,000	7,000,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society);
Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.18%	06/01/37	5,000	5,000,000

Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.18%	06/01/15	4,895	4,895,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.21%	03/01/34	2,600	2,600,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	31,500	31,500,000

Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	10/01/32	6,640	6,640,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.20%	12/01/28	6,260	6,260,000

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(c)(e)	0.15%	01/01/18	3,970	3,970,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.21%	03/01/30	1,800	1,800,000

Hazleton (City of), Pennsylvania Industrial Development Authority (MMI Preparatory School); Series 1999, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.21%	10/01/24	3,240	3,240,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	04/01/24	$4,070	$4,070,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.16%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	08/15/25	7,900	7,900,000

Illinois (State of) Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(b)(e)	0.38%	07/01/41	8,000	8,000,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	02/01/39	3,700	3,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.15%	11/01/32	1,500	1,500,000

Jackson Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.23%	11/01/31	6,100	6,100,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	06/01/22	3,550	3,550,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.18%	07/15/33	3,830	3,830,000

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(e)	0.28%	12/01/19	4,320	4,320,000

Manatee (County of), Florida (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/25	4,000	4,000,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/33	5,130	5,130,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(e)	0.20%	04/01/28	5,275	5,275,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.15%	10/01/38	7,080	7,080,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	06/01/37	14,946	14,946,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/38	21,080	21,080,000

Michigan (State of) Strategic Fund (Consumers Energy Co.) Series 2008, Ref. VRD Limited Obligation RB (LOC–Bank of Nova Scotia)(c)(e)	0.13%	04/15/18	5,700	5,700,000

Mississippi (State of) Development Bank (Harrison County); Series 2008 A-1, Ref. VRD Special GO Bonds (LOC–Bank of America, N.A.)(e)	0.28%	10/01/17	500	500,000

Mississippi Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.18%	12/01/31	27,270	27,270,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/35	5,735	5,735,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.18%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(e)	0.17%	07/01/38	15,195	15,195,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP– FHLMC)	0.22%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	01/01/24	34,500	34,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(e)	0.18%	04/01/32	$5,800	$5,800,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.20%	04/01/32	5,755	5,755,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.24%	09/01/27	3,885	3,885,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/23	6,640	6,640,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	12/01/37	1,000	1,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.24%	10/15/38	1,600	1,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.21%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	03/01/19	2,885	2,885,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(e)	0.17%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(e)	0.20%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	11/01/25	3,400	3,400,000

San Antonio (City of) Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	12/01/27	100	100,000

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	12/01/22	5,100	5,100,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(c)(e)	0.36%	12/01/30	200	200,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.22%	04/15/27	5,600	5,600,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–TD Bank, N.A.)(e)	0.17%	11/15/23	10,270	10,270,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	06/01/30	4,400	4,400,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.13%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(e)	0.18%	06/01/35	5,810	5,810,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.22%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	03/01/36	6,380	6,380,000

Total Variable Rate Demand Notes (Cost $525,326,000)				525,326,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.88% (Cost $2,575,889,340)				2,575,889,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–14.38%(f)
Wells Fargo Securities, LLC, Joint agreement dated 08/31/11, aggregate maturing value of $500,000,972 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 3.42%-5.50%, 08/01/18-08/15/46) (Cost $407,580,232)	0.07%	09/01/11	$407,581,025	$407,580,232

TOTAL INVESTMENTS(g)(h)–105.26% (Cost $2,983,469,572)				2,983,469,572

OTHER ASSETS LESS LIABILITIES–(5.26)%				(148,957,618)

NET ASSETS–100.00%				2,834,511,954

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $2,023,841,095, which represented 71.40% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 7.9%; Canada: 6.1%; other countries less than 5% each: 10.7%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Also represents cost for federal income tax purposes.
(h)	Entities may either issue, guaranteed, backed or otherwise enhanced the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater then 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–34.98%
U.S. Treasury Bills–25.10%(a)
U.S. Treasury Bills	0.09%	09/01/11	$150,000	$150,000,000

U.S. Treasury Bills	0.16%	09/01/11	250,000	250,000,000

U.S. Treasury Bills	0.04%	09/08/11	195,000	194,998,483

U.S. Treasury Bills	0.11%	09/22/11	150,000	149,990,375

U.S. Treasury Bills	0.17%	09/22/11	200,000	199,980,750

U.S. Treasury Bills	0.13%	09/29/11	150,000	149,984,833

U.S. Treasury Bills	0.17%	09/29/11	200,000	199,973,167

U.S. Treasury Bills	0.18%	10/06/11	173,000	172,970,145

U.S. Treasury Bills	0.12%	10/13/11	150,000	149,978,825

U.S. Treasury Bills	0.06%	10/27/11	175,000	174,985,028

U.S. Treasury Bills	0.07%	10/27/11	100,000	99,989,578

U.S. Treasury Bills	0.07%	10/27/11	100,000	99,989,422

U.S. Treasury Bills	0.06%	01/12/12	150,000	149,963,979

U.S. Treasury Bills	0.27%	01/12/12	150,000	149,849,267

U.S. Treasury Bills	0.06%	01/19/12	150,000	149,964,417

U.S. Treasury Bills	0.07%	01/19/12	200,000	199,945,556

U.S. Treasury Bills	0.11%	01/19/12	150,000	149,937,583

U.S. Treasury Bills	0.08%	01/26/12	150,000	149,947,938

U.S. Treasury Bills	0.10%	01/26/12	100,000	99,959,983

U.S. Treasury Bills	0.11%	01/26/12	150,000	149,932,625

U.S. Treasury Bills	0.13%	02/02/12	150,000	149,916,583

U.S. Treasury Bills	0.07%	02/09/12	195,000	194,938,954

U.S. Treasury Bills	0.08%	02/16/12	100,000	99,963,833

U.S. Treasury Bills	0.08%	02/16/12	100,000	99,962,667

				3,737,123,991

U.S. Treasury Notes–9.88%
U.S. Treasury Notes	1.00%	09/30/11	145,000	145,106,868

U.S. Treasury Notes	4.50%	09/30/11	100,000	100,349,869

U.S. Treasury Notes	1.00%	10/31/11	200,000	200,294,677

U.S. Treasury Notes	4.63%	10/31/11	125,000	125,925,311

U.S. Treasury Notes	0.75%	11/30/11	200,000	200,338,132

U.S. Treasury Notes	0.88%	01/31/12	303,000	303,968,418

U.S. Treasury Notes	1.38%	02/15/12	150,000	150,870,679

U.S. Treasury Notes	0.88%	02/29/12	243,000	243,919,971

				1,470,773,925

Total U.S. Treasury Securities (Cost $5,207,897,916)				5,207,897,916

TOTAL INVESTMENTS (excluding Repurchase Agreements)–34.98% (Cost $5,207,897,916)				5,207,897,916

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–64.99%(b)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by a U.S. Treasury obligation valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	$27,140,042	$27,140,012

Barclays Capital Inc., Term agreement dated 07/13/11, maturing value of $800,121,333 (collateralized by U.S. Treasury obligations valued at $821,071,373; 1.25%-3.88%, 04/15/12-04/15/29)(c)	0.06%	10/12/11	800,121,333	800,000,000

Barclays Capital Inc., Term agreement dated 08/02/11, maturing value of $500,094,722 (collateralized by U.S. Treasury obligations valued at $510,000,008; 1.38%-3.38%, 04/15/12-04/15/32)(c)	0.11%	10/03/11	500,094,722	500,000,000

Barclays Capital Inc., Term agreement dated 08/15/11, maturing value of $600,073,500 (collateralized by U.S. Treasury obligations valued at $612,446,189; 1.38%-4.75%, 04/15/12-02/15/37)(c)	0.07%	10/17/11	600,073,500	600,000,000

BMO Capital Markets Corp., Agreement dated 08/31/11, maturing value $250,000,278 (collateralized by U.S. Treasury obligations valued at $255,000,070; 0%-7.63%, 10/20/11-02/15/25)	0.04%	09/01/11	250,000,278	250,000,000

BNP Paribas Securities Corp., Agreement dated 08/31/11, maturing value $950,001,056 (collateralized by U.S. Treasury obligations valued at $969,000,039; 0.13%-2.75%, 02/28/13-01/31/15)	0.04%	09/01/11	950,001,056	950,000,000

BNP Paribas Securities Corp., Term agreement dated 07/21/11, maturing value $700,071,167 (collateralized by U.S. Treasury obligations valued at $714,000,016; 0%-8.50%, 10/31/11-08/15/40)(c)	0.06%	09/20/11	700,071,167	700,000,000

BNP Paribas Securities Corp., Term agreement dated 08/15/11, maturing value $600,036,167 (collateralized by U.S. Treasury obligations valued at $612,000,093; 0.50%-3.38%, 01/15/12-01/15/28)(c)	0.07%	09/15/11	600,036,167	600,000,000

CIBC World Markets Corp., Agreement dated 08/31/11, maturing value of $100,000,139 (collateralized by U.S. Treasury obligations valued at $102,003,714; 0.38%-4.38%, 10/31/12-08/15/41)	0.05%	09/01/11	100,000,139	100,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 08/31/11, maturing value of $250,000,347 (collateralized by U.S. Treasury obligations valued at $255,002,058; 0%-11.25%, 02/15/15-08/15/40)	0.05%	09/01/11	250,000,347	250,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 08/05/11, maturing value of $500,041,667 (collateralized by U.S. Treasury obligations valued at $510,003,084; 0%, 08/15/14-05/15/37)	0.05%	10/04/11	500,041,667	500,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 07/12/11, aggregate maturing value of $1,000,045,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,190; 0%-11.25%, 10/20/11-02/15/40)(c)	0.05%	09/15/11	500,045,139	500,000,000

Deutsche Bank Securities Inc., Term agreement dated 07/05/11, maturing value of $700,073,500 (collateralized by U.S. Treasury obligations valued at $714,000,038; 0%-9.25%, 09/15/11-08/15/41)(c)	0.06%	09/01/11	700,073,500	700,000,000

HSBC Securities (USA) Inc., Agreement dated 08/31/11, maturing value $500,000,694 (collateralized by U.S. Treasury obligations valued at $510,002,252; 0.13%-2.50%, 04/15/16-07/15/21)	0.05%	09/01/11	500,000,694	500,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 08/31/11, maturing value $200,000,222 (collateralized by U.S. Treasury obligations valued at $204,000,021; 2.00%, 11/30/13)	0.04%	09/01/11	200,000,222	200,000,000

Morgan Stanley, Agreement dated 08/31/11, maturing value $200,000,222 (collateralized by U.S. Treasury obligations valued at $204,000,091; 0%-3.13%, 01/19/12-08/31/13)	0.04%	09/01/11	200,000,222	200,000,000

RBS Securities Inc., Agreement dated 08/31/11, maturing value $500,000,694 (collateralized by U.S. Treasury obligations valued at $510,004,587; 0.63%-3.00%, 07/15/12-01/15/21)	0.05%	09/01/11	500,000,694	500,000,000

RBS Securities Inc., Term agreement dated 08/15/11, maturing value $300,025,000 (collateralized by U.S. Treasury obligations valued at $306,003,544; 0.13%-0.50%, 04/15/15-04/15/16)(c)	0.05%	10/14/11	300,025,000	300,000,000

Societe Generale, Agreement dated 08/31/11, maturing value of $1,250,001,736 (collateralized by U.S. Treasury obligations valued at $1,275,000,063; 0%-7.88%, 10/20/11-08/15/41)	0.05%	09/01/11	1,250,001,736	1,250,000,000

Wells Fargo Securities, LLC, Agreement dated 08/31/11, maturing value $250,000,278 (collateralized by U.S. Treasury obligations valued at $255,000,705; 0%-11.25%, 09/01/11-02/15/41)	0.04%	09/01/11	250,000,278	250,000,000

Total Repurchase Agreements (Cost $9,677,140,012)				9,677,140,012

TOTAL INVESTMENTS(d)–99.97% (Cost $14,885,037,928)				14,885,037,928

OTHER ASSETS LESS LIABILITIES–0.03%				4,158,105

NET ASSETS–100.00%				$14,889,196,033

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1J.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–56.87%
Federal Farm Credit Bank (FFCB)–5.56%
Bonds(a)	0.13%	09/20/11	$40,000	$39,999,789

Bonds(a)	0.12%	12/16/11	75,000	74,999,456

Bonds(a)	0.21%	07/19/12	80,000	80,000,000

Bonds(a)	0.18%	08/08/12	52,920	52,909,961

Bonds(a)	0.19%	08/15/12	80,000	79,992,372

Bonds(a)	0.23%	08/17/12	80,000	79,976,646

Disc. Notes(b)	0.09%	11/08/11	25,000	24,995,750

Disc. Notes(b)	0.09%	11/09/11	25,000	24,995,688

Disc. Notes(b)	0.28%	11/17/11	75,000	74,954,281

				532,823,943

Federal Home Loan Bank (FHLB)–23.71%
Unsec. Bonds(a)	0.13%	09/09/11	50,000	49,999,448

Unsec. Bonds(a)	0.30%	09/13/11	25,000	25,000,000

Unsec. Bonds(a)	0.17%	09/23/11	85,000	84,998,971

Unsec. Bonds	0.10%	01/11/12	75,000	74,993,544

Unsec. Bonds	0.14%	01/17/12	45,000	44,994,408

Unsec. Bonds	0.10%	01/18/12	75,000	74,990,689

Unsec. Bonds	0.10%	01/19/12	151,000	150,980,393

Unsec. Bonds(a)	0.29%	01/20/12	80,000	79,996,916

Unsec. Bonds	0.13%	01/23/12	71,000	71,002,055

Unsec. Bonds	0.12%	02/13/12	130,000	129,980,793

Unsec. Bonds	0.13%	02/13/12	65,000	64,994,513

Unsec. Bonds	0.12%	02/15/12	140,000	139,980,368

Unsec. Bonds	0.12%	02/23/12	75,000	74,984,478

Unsec. Bonds	0.12%	02/27/12	75,000	74,981,939

Unsec. Bonds	0.12%	02/27/12	80,000	79,982,000

Unsec. Bonds(a)	0.14%	07/13/12	95,000	94,995,899

Unsec. Bonds(a)	0.15%	07/13/12	60,000	60,000,000

Unsec. Bonds(a)	0.14%	07/19/12	80,000	80,000,000

Unsec. Disc. Notes(b)	0.00%	09/01/11	23,424	23,424,063

Unsec. Disc. Notes(b)	0.11%	09/14/11	50,000	49,998,014

Unsec. Disc. Notes(b)	0.09%	09/15/11	100,000	99,996,500

Unsec. Disc. Notes(b)	0.09%	10/24/11	50,000	49,993,375

Unsec. Disc. Notes(b)	0.13%	11/02/11	56,000	55,987,462

Unsec. Disc. Notes(b)	0.15%	05/15/12	50,000	49,946,458

Unsec. Disc. Notes(b)	0.16%	06/15/12	40,000	39,948,800

Unsec. Global Bonds	0.17%	09/16/11	110,000	109,998,686

Unsec. Global Bonds	0.26%	11/17/11	50,455	50,469,377

Unsec. Global Bonds	0.09%	01/23/12	50,000	49,993,646

Unsec. Global Bonds	0.12%	02/24/12	80,000	79,981,314

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Global Bonds(a)	0.13%	07/19/12	$75,000	$74,990,103

Unsec. Global Bonds	0.26%	08/28/12	80,000	80,000,000

				2,271,584,212

Federal Home Loan Mortgage Corp. (FHLMC)–12.34%
Sr. Unsec Global Notes	5.50%	09/15/11	90,000	90,184,243

Unsec. Disc. Notes(b)	0.10%	09/01/11	25,000	25,000,000

Unsec. Disc. Notes(b)	0.17%	09/20/11	50,000	49,995,514

Unsec. Disc. Notes(b)	0.09%	09/27/11	50,000	49,996,750

Unsec. Disc. Notes(b)	0.12%	09/27/11	30,000	29,997,400

Unsec. Disc. Notes(b)	0.16%	10/03/11	55,000	54,992,178

Unsec. Disc. Notes(b)	0.10%	10/04/11	31,000	30,997,158

Unsec. Disc. Notes(b)	0.17%	10/04/11	100,000	99,984,417

Unsec. Disc. Notes(b)	0.10%	10/06/11	100,000	99,990,278

Unsec. Disc. Notes(b)	0.10%	10/12/11	50,000	49,994,305

Unsec. Disc. Notes(b)	0.11%	10/18/11	35,000	34,994,974

Unsec. Disc. Notes(b)	0.20%	10/18/11	60,000	59,984,725

Unsec. Disc. Notes(b)	0.20%	10/19/11	50,000	49,986,667

Unsec. Disc. Notes(b)	0.13%	10/31/11	40,000	39,991,333

Unsec. Disc. Notes(b)	0.10%	11/07/11	50,000	49,990,694

Unsec. Disc. Notes(b)	0.11%	11/08/11	50,000	49,989,611

Unsec. Disc. Notes(b)	0.13%	11/21/11	50,000	49,985,375

Unsec. Disc. Notes(b)	0.13%	02/06/12	50,000	49,971,472

Unsec. Disc. Notes(b)	0.14%	02/06/12	40,000	39,975,422

Unsec. Disc. Notes(b)	0.13%	03/01/12	50,000	49,967,139

Unsec. Disc. Notes(b)	0.15%	03/20/12	50,000	49,958,125

Unsec. Global Notes(a)	0.07%	11/09/11	50,000	49,993,216

Unsec. MTN(a)	0.19%	09/26/11	26,000	26,000,367

				1,181,921,363

Federal National Mortgage Association (FNMA)–14.01%
Unsec. Disc. Notes(b)	0.11%	09/01/11	75,000	75,000,000

Unsec. Disc. Notes(b)	0.16%	09/01/11	50,000	50,000,000

Unsec. Disc. Notes(b)	0.11%	09/06/11	75,000	74,998,854

Unsec. Disc. Notes(b)	0.12%	09/13/11	75,000	74,997,000

Unsec. Disc. Notes(b)	0.18%	09/21/11	55,400	55,394,383

Unsec. Disc. Notes(b)	0.11%	11/01/11	60,000	59,988,817

Unsec. Disc. Notes(b)	0.10%	11/09/11	49,500	49,490,513

Unsec. Disc. Notes(b)	0.11%	11/09/11	47,000	46,990,091

Unsec. Disc. Notes(b)	0.11%	11/10/11	60,000	59,987,167

Unsec. Disc. Notes(b)	0.11%	11/15/11	50,000	49,988,542

Unsec. Disc. Notes(b)	0.12%	11/16/11	88,830	88,807,496

Unsec. Disc. Notes(b)	0.07%	01/04/12	65,000	64,984,201

Unsec. Disc. Notes(b)	0.14%	01/09/12	45,000	44,977,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal National Mortgage Association (FNMA)–(continued)

Unsec. Disc. Notes(b)	0.13%	01/11/12	$62,000	$61,970,447

Unsec. Disc. Notes(b)	0.12%	01/17/12	75,000	74,965,500

Unsec. Disc. Notes(b)	0.16%	01/18/12	85,000	84,947,489

Unsec. Disc. Notes(b)	0.13%	02/08/12	65,000	64,962,444

Unsec. Disc. Notes(b)	0.14%	02/16/12	65,000	64,957,533

Unsec. Disc. Notes(b)	0.14%	02/17/12	65,000	64,957,281

Unsec. Disc. Notes(b)	0.15%	03/01/12	50,000	49,962,083

Unsec. Global Notes(a)	0.21%	07/26/12	80,000	80,014,795

				1,342,341,886

Tennessee Valley Authority (TVA)–1.25%
Tennessee Valley Authority Disc. Notes	0.20%	09/22/11	120,000	119,986,000

Total U.S. Government Sponsored Agency Securities (Cost $5,448,657,404)				5,448,657,404

U.S. Treasury Securities–1.56%(b)
U.S. Treasury Bills	0.17%	09/22/11	75,000	74,992,672

U.S. Treasury Bills	0.28%	01/12/12	75,000	74,923,802

Total U.S. Treasury Securities (Cost $149,916,474)				149,916,474

TOTAL INVESTMENTS (excluding Repurchase Agreements) (Cost $5,598,573,878)				5,598,573,878

			Repurchase
			Amount
Repurchase Agreements–41.55%(c)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $203,992,668 (collateralized by U.S. Government sponsored agency obligations valued at $208,072,603; 0%, 04/15/18-04/15/30)	0.05%	09/01/11	128,992,564	128,992,385

Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by a U.S. Treasury obligation valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	52,174,801	52,174,743

BMO Capital Markets Corp., Agreement dated 08/31/11, maturing value $200,000,278 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,000,084; 0%-5.25%, 12/31/11-04/25/31)	0.05%	09/01/11	200,000,278	200,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/11, aggregate maturing value $1,000,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $1,020,000,185; 0%-5.25%, 11/02/11-12/11/20)	0.05%	09/01/11	950,001,320	950,000,000

BNP Paribas Securities Corp., Term agreement dated 07/21/11, maturing value $300,035,583 (collateralized by U.S. Government sponsored agency obligations valued at $306,004,343; 0%-10.35%, 10/06/11-09/15/39)(d)	0.07%	09/20/11	300,035,583	300,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/11, aggregate maturing value of $100,000,167 (collateralized by U.S. Government sponsored agency obligations valued at $104,095,707; 0%-8.63%, 09/13/13-09/15/60)	0.06%	09/01/11	40,000,067	40,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/11, aggregate maturing value $350,000,583 (collateralized by U.S. Government sponsored agency obligations valued at $357,002,309; 0.16%-1.88%, 12/30/11-06/21/13)	0.06%	09/01/11	290,000,483	290,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 07/05/11, aggregate maturing value $325,039,813 (collateralized by U.S. Government sponsored agency obligations valued at $331,502,202; 0%-9.80%, 09/07/11-04/01/56)(d)	0.07%	09/06/11	275,033,688	275,000,000

Goldman, Sachs & Co., Joint agreement dated 08/31/11, aggregate maturing value $500,000,694 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,829; 0%-6.63%, 01/17/12-12/30/30)	0.05%	09/01/11	440,000,611	440,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 08/31/11, aggregate maturing value $250,000,278 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,893; 0%-4.63%, 02/27/12-05/04/37)	0.04%	09/01/11	190,000,211	190,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

RBS Securities Inc., Joint agreement dated 08/31/11, aggregate maturing value $500,000,833 (collateralized by U.S. Government sponsored agency obligations valued at $510,003,285; 0%-9.38%, 10/15/11-09/15/39)	0.06%	09/01/11	$440,000,733	$440,000,000

Societe Generale, Joint agreement dated 08/31/11, aggregate maturing value $750,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,405; 0%-5.88%, 11/04/11-04/01/56)	0.06%	09/01/11	675,001,125	675,000,000

Total Repurchase Agreements (Cost $3,981,167,128)				3,981,167,128

TOTAL INVESTMENTS(e)–99.98% (Cost $9,579,741,006)				9,579,741,006

OTHER ASSETS LESS LIABILITIES–0.02%				1,923,085

NET ASSETS–100.00%				$9,581,664,091

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Sr.	– Senior
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–89.56%
Federal Farm Credit Bank (FFCB)–13.56%
Bonds(a)	0.13%	09/20/11	$5,600	$5,599,970

Bonds(a)	0.32%	02/13/12	5,000	5,003,182

Bonds(a)	0.21%	07/19/12	5,000	5,000,000

Bonds(a)	0.22%	08/03/12	20,000	19,999,065

Bonds(a)	0.19%	08/15/12	5,000	4,999,523

Disc. Notes(b)	0.16%	09/21/11	15,000	14,998,667

Disc. Notes(b)	0.01%	09/26/11	10,000	9,999,931

Disc. Notes(b)	0.29%	11/17/11	7,169	7,164,630

				72,764,968

Federal Home Loan Bank (FHLB)–72.28%
Unsec. Bonds(a)	0.13%	09/09/11	8,100	8,099,911

Unsec. Bonds(a)	0.30%	09/13/11	5,000	5,000,000

Unsec. Bonds(a)	0.17%	09/23/11	5,000	4,999,939

Unsec. Bonds(a)	0.28%	10/20/11	5,000	5,000,000

Unsec. Bonds	0.10%	01/11/12	5,000	4,999,321

Unsec. Bonds	0.10%	01/19/12	10,000	9,998,618

Unsec. Bonds(a)	0.29%	01/20/12	5,000	4,999,807

Unsec. Bonds	0.13%	01/23/12	5,000	5,000,145

Unsec. Bonds	0.12%	02/23/12	5,000	4,998,965

Unsec. Bonds(a)	0.14%	07/13/12	10,000	9,999,568

Unsec. Bonds(a)	0.14%	07/19/12	5,000	5,000,000

Unsec. Disc. Notes(b)	0.00%	09/01/11	126,576	126,575,937

Unsec. Disc. Notes(b)	0.09%	09/06/11	10,000	9,999,875

Unsec. Disc. Notes(b)	0.05%	09/07/11	15,000	14,999,875

Unsec. Disc. Notes(b)	0.04%	10/07/11	10,000	9,999,600

Unsec. Disc. Notes(b)	0.07%	10/07/11	10,000	9,999,300

Unsec. Disc. Notes(b)	0.13%	10/07/11	8,000	7,998,960

Unsec. Disc. Notes(b)	0.14%	10/14/11	15,000	14,997,492

Unsec. Disc. Notes(b)	0.18%	10/26/11	7,500	7,497,938

Unsec. Disc. Notes(b)	0.10%	11/16/11	10,000	9,997,889

Unsec. Disc. Notes(b)	0.10%	11/25/11	10,000	9,997,639

Unsec. Disc. Notes(b)	0.07%	12/15/11	5,000	4,998,979

Unsec. Disc. Notes(b)	0.09%	12/28/11	5,000	4,998,525

Unsec. Disc. Notes(b)	0.10%	01/11/12	5,000	4,998,167

Unsec. Disc. Notes(b)	0.07%	01/18/12	5,230	5,228,586

Unsec. Disc. Notes(b)	0.12%	01/18/12	7,500	7,496,525

Unsec. Disc. Notes(b)	0.14%	01/20/12	5,000	4,997,258

Unsec. Disc. Notes(b)	0.12%	01/25/12	7,500	7,496,350

Unsec. Disc. Notes(b)	0.10%	02/01/12	10,000	9,995,963

Unsec. Disc. Notes(b)	0.10%	02/03/12	10,000	9,995,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes(b)	0.13%	02/03/12	$7,500	$7,495,802

Unsec. Disc. Notes(b)	0.13%	02/10/12	5,000	4,997,075

Unsec. Disc. Notes(b)	0.13%	02/10/12	5,000	4,996,963

Unsec. Global Bonds	0.17%	09/16/11	20,000	19,999,761

				387,856,427

Tennessee Valley Authority (TVA)–3.72%
Tennessee Valley Authority, Disc. Notes(b)	0.19%	09/22/11	10,000	9,998,892

Disc. Notes(b)	0.20%	09/22/11	10,000	9,998,833

				19,997,725

Total U.S. Government Sponsored Agency Securities (Cost $480,619,120)				480,619,120

U.S. Treasury Securities–15.75%(b)
U.S. Treasury Bills	0.00%	09/01/11	25,000	25,000,000

U.S. Treasury Bills	0.00%	09/08/11	14,000	13,999,997

U.S. Treasury Bills	0.00%	09/15/11	25,000	24,999,952

U.S. Treasury Bills	0.00%	09/22/11	15,000	14,999,991

U.S. Treasury Bills	0.28%	01/12/12	5,500	5,494,412

Total U.S. Treasury Securities (Cost $84,494,352)				84,494,352

TOTAL INVESTMENTS(c)–105.31% (Cost $565,113,472)				565,113,472

OTHER ASSETS LESS LIABILITIES–(5.31)%				(28,503,604)

NET ASSETS–100.00%				$536,609,868

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.39%
Alabama–0.38%
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.16%	05/01/41	$3,000	$3,000,000

Arizona–3.12%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(e)	0.25%	08/01/15	7,460	7,460,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.22%	12/01/37	12,000	12,000,000

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of San Francisco)(a)	0.20%	10/01/25	4,930	4,930,000

				24,390,000

Colorado–5.36%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	07/01/34	2,230	2,230,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	11/01/28	2,500	2,500,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP–FNMA)(a)	0.16%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.49%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.24%	07/01/21	4,565	4,565,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	12/01/34	6,810	6,810,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(d)	0.24%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	12/01/23	2,295	2,295,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(c)(d)	0.36%	12/01/30	12,190	12,190,000

				41,925,000

Connecticut–0.77%
Newtown (Town of); Series 2011, Unlimited Tax GO BAN	1.50%	02/22/12	6,000	6,030,173

District of Columbia–1.21%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.43%	01/01/29	9,497	9,497,000

Florida–5.46%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	12/01/29	6,930	6,930,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.21%	11/15/35	10,990	10,990,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.24%	06/01/22	2,900	2,900,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(e)	0.21%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.31%	11/01/25	1,300	1,300,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.35%	12/01/25	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	09/01/29	$2,450	$2,450,000

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	07/01/32	10,000	9,999,581

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	04/01/20	2,725	2,725,000

				42,694,581

Georgia–3.51%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.27%	01/01/21	5,635	5,635,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.21%	09/01/25	8,390	8,390,000

Gwinnett (County of) Housing Authority (The Greens Apartments) Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.19%	06/15/25	4,100	4,100,000

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	01/01/32	2,200	2,200,000

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	07/01/24	2,700	2,700,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	11/15/32	3,920	3,920,000

Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)(a)	0.17%	06/01/25	500	500,000

				27,445,000

Idaho–0.65%
Idaho (State of); Series 2011, Unlimited GO TAN	2.00%	06/29/12	5,000	5,071,559

Illinois–7.16%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(d)	0.14%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	06/01/36	7,255	7,255,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	03/01/30	4,845	4,845,000

Illinois (State of) Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.49%	01/01/19	4,100	4,100,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.13%	01/01/16	1,340	1,340,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.18%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	08/01/28	12,590	12,590,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.18%	03/01/28	1,100	1,100,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 A, RB(a)	0.43%	12/01/46	5,000	5,000,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	08/01/15	2,300	2,300,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.40%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.19%	06/01/32	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	08/15/25	$2,260	$2,260,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	09/01/32	3,130	3,130,000

				56,040,000

Indiana–1.65%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.29%	08/01/37	2,580	2,580,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.24%	12/01/23	3,850	3,850,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	07/01/27	6,500	6,500,000

				12,930,000

Iowa–0.48%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	10/01/32	640	640,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	02/01/33	1,130	1,130,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.15%	11/01/32	500	500,000

Iowa (State of) Higher Education Loan Authority, (Private Education Working Capital Loan Program–Morningside College); Series 2011 E, RAN (LOC–U.S. Bank, N.A.)(d)	2.00%	05/18/12	1,500	1,515,899

				3,785,899

Kansas–1.32%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(b)	0.22%	03/01/31	3,500	3,500,000

Wichita (City of); Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	6,800	6,800,123

				10,300,123

Maryland–0.29%
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	07/01/28	2,290	2,290,000

Massachusetts–0.61%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	09/01/38	4,800	4,800,000

Michigan–1.17%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.16%	10/15/38	1,870	1,870,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.22%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.60%	09/01/25	1,540	1,540,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	05/01/31	$600	$600,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	11/01/25	3,500	3,500,000

				9,125,000

Minnesota–2.63%
Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	01/01/12	1,200	1,200,000

Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 6-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	04/01/37	5,835	5,835,000

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2010 B, COP	2.00%	09/01/11	3,000	3,000,000

Series 2011 A, COP	2.00%	09/01/11	4,000	4,000,000

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	11/15/31	5,000	5,000,000

St. Paul (City of) Metropolitan Council; Series 2011 B, Ref. Wastewater Unlimited Tax GO Bonds	4.00%	12/01/11	1,500	1,513,352

				20,548,352

Mississippi–1.06%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 E, VRD Gulf Opportunity Zone IDR(a)	0.07%	12/01/30	2,900	2,900,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–FHLB of Dallas)(a)	0.21%	05/01/35	5,365	5,365,000

				8,265,000

Missouri–4.62%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.43%	11/01/27	1,785	1,785,000

Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.31%	11/01/18	1,200	1,200,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC–FHLB of Des Moines)(a)(d)	0.22%	11/01/21	1,950	1,950,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	02/01/28	1,595	1,595,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	04/01/30	2,000	2,000,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.24%	12/01/27	14,500	14,500,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.23%	12/01/15	3,950	3,950,000

St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	04/15/27	9,170	9,170,000

				36,150,000

Nevada–0.90%
Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.15%	06/01/39	7,000	7,000,000

New Hampshire–0.41%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.29%	06/01/28	3,200	3,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–4.66%
North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.27%	04/01/29	$6,000	$6,000,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.29%	08/01/23	2,210	2,210,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	10/01/18	2,400	2,400,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.16%	11/15/28	11,215	11,215,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	02/01/28	4,760	4,760,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.17%	12/01/36	9,900	9,900,000

				36,485,000

Ohio–2.93%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	11/01/40	6,000	6,000,000

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	12/01/32	15,390	15,390,000

Ohio (State of) (Logistics & Distribution Program); Series 2011 A, Development Assistance BAN	0.35%	06/01/12	1,500	1,500,000

				22,890,000

Pennsylvania–6.54%
Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	06/01/35	8,080	8,080,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.23%	09/01/18	2,570	2,570,000

Geisinger Authority (Geisinger Health System); Series 2005 C, VRD RB(a)	0.09%	08/01/28	500	500,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	10/15/25	7,945	7,945,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	09/01/28	7,815	7,815,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(c)(d)	0.17%	07/01/38	7,438	7,438,000

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.23%	04/01/20	1,900	1,900,000

Philadelphia (City of) Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.23%	07/01/27	3,000	3,000,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	07/01/27	11,920	11,920,000

				51,168,000

Rhode Island–5.41%
Rhode Island (State of) Health & Educational Building Corp. (Care New England);
Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	09/01/32	4,655	4,655,000

Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	09/01/37	26,720	26,720,000

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(a)(c)(d)	0.32%	07/01/31	10,950	10,950,000

				42,325,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina–0.90%
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(a)(d)	0.17%	01/01/34	$2,000	$2,000,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)(a)	0.18%	11/15/35	5,000	5,000,000

				7,000,000

Tennessee–1.64%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	04/01/24	1,100	1,100,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	05/15/31	1,375	1,375,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.68%	08/01/19	520	520,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(a)(c)(d)	0.23%	07/01/19	9,800	9,800,000

				12,795,000

Texas–16.62%
Arlington Independent School District; Series 2011 A, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.00%	02/15/12	3,225	3,263,765

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC–BNP Paribas)(a)(b)(c)(d)	0.25%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.13%	11/15/47	2,600	2,600,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	0.82%	03/01/33	5,620	5,620,000

Houston (City of);
Series 2009 H-2, Commercial Paper GO Notes	0.18%	09/06/11	12,800	12,800,000

Series 2009 H-2, Commercial Paper GO Notes	0.22%	10/18/11	7,000	7,000,000

Series 2009 H-2, Commercial Paper GO Notes	0.16%	11/03/11	7,000	7,000,000

Houston Independent School District; Series 2009, Ref. Limited Tax GO Bonds	4.00%	02/15/12	1,000	1,015,919

Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008 A, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	01/01/41	19,500	19,500,000

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	05/01/19	9,100	9,100,000

Pharr-San Juan-Alamo Independent School District; Series 2006, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/01/12	1,025	1,044,884

Richardson Independent School District; Series 2002, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.80%	02/15/12	1,000	1,016,071

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	12/01/27	13,165	13,165,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	12/01/28	22,945	22,945,000

San Antonio (City of); Series 2011, Combination Tax & Revenue Limited Tax Ctfs. of Obligation	2.00%	08/01/12	1,665	1,691,904

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	04/01/26	4,540	4,540,000

Spring Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/12	1,600	1,626,625

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.19%	02/15/27	7,760	7,760,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Texas A&M University System Board of Regents (Health Science Center); Series 2006, Permanent University Fund RB	4.50%	07/01/12	$1,130	$1,169,731

Travis (County of); Series 2011, Limited Tax Ctfs. of Obligation	3.00%	03/01/12	2,300	2,329,958

				130,038,857

Utah–1.17%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	06/01/21	2,700	2,700,000

Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds	2.00%	07/01/12	3,300	3,347,594

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.27%	04/01/42	3,125	3,125,000

				9,172,594

Virginia–4.47%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.19%	10/01/48	4,000	4,000,000

Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.21%	03/01/35	13,185	13,185,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2006, GO Commercial Paper BAN	0.13%	09/07/11	15,000	15,000,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.23%	12/01/19	1,190	1,190,000

				34,945,000

Washington–4.32%
King (County of);
Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	7,000	7,082,164

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	8,500	8,680,789

Lake Tapps Parkway Properties; Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	12/01/19	4,700	4,700,000

Seattle School District No. 1; Series 2007 A, Limited Tax GO Bonds	4.25%	12/01/11	1,000	1,009,735

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	09/01/33	3,385	3,385,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	07/01/22	1,515	1,515,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	08/01/24	2,250	2,250,000

				33,787,688

West Virginia–0.89%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.21%	01/01/34	7,000	7,000,000

Wisconsin–4.32%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–FHLB of Chicago)(a)	0.21%	10/01/42	5,340	5,340,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds(a)	0.15%	02/01/25	20,200	20,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	06/01/37	5,200	5,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.40%	07/01/14	$1,070	$1,070,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.29%	08/15/34	2,000	2,000,000

				33,810,000

Wyoming–2.76%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.16%	11/01/24	5,460	5,460,000

Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(c)(d)	0.15%	01/01/18	3,030	3,030,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.16%	11/01/24	13,060	13,060,000

				21,550,000

TOTAL INVESTMENTS(f)(g)–99.39% (Cost $777,454,826)				777,454,826

OTHER ASSETS LESS LIABILITIES–-0.61%				4,806,920

NET ASSETS–100.00%				$782,261,746

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $49,922,000, which represented 6.38% of the Trust’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 6.6%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	22.6%

Wells Fargo Bank, N.A.	8.4

Federal National Mortgage Association	7.8

Bank of America, N.A.	7.8

PNC Bank, N.A.	6.5

Federal Home Loan Mortgage Corp.	6.5

U.S. Bank, N.A.	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2011

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$18,831,330,041	$2,575,889,340	$5,207,897,916	$5,598,573,878	$565,113,472	$777,454,826

Repurchase agreements, at value and cost	783,820,062	407,580,232	9,677,140,012	3,981,167,128	—	—

Total investments, at value and cost	19,615,150,103	2,983,469,572	14,885,037,928	9,579,741,006	565,113,472	777,454,826

Cash	—	—	—	—	—	1,489,869

Receivable for:
Investments sold	29,515,109	1,840,042	—	—	—	3,035,000

Interest	4,162,897	77,293	6,174,086	2,822,607	36,840	602,457

Fund expenses absorbed	356,427	225,186	1,267,819	604,914	25,152	75,119

Investment for trustee deferred compensation and retirement plans	540,770	253,659	253,618	106,101	49,538	94,831

Other assets	27,045	155,725	33,420	48,133	21,721	64,007

Total assets	19,649,752,351	2,986,021,477	14,892,766,871	9,583,322,761	565,246,723	782,816,109

Liabilities:
Payable for:
Investments purchased	101,357,639	149,971,931	—	—	24,999,951	—

Amount due custodian	—	—	—	—	3,434,559	—

Dividends	1,300,329	78,193	257,128	158,766	9,382	13,768

Accrued fees to affiliates	988,782	304,321	1,718,109	661,600	56,529	96,719

Accrued operating expenses	294,784	69,756	197,604	205,727	37,562	41,635

Trustee deferred compensation and retirement plans	3,031,023	1,085,322	1,397,997	632,577	98,872	402,241

Total liabilities	106,972,557	151,509,523	3,570,838	1,658,670	28,636,855	554,363

Net assets applicable to shares outstanding	$19,542,779,794	$2,834,511,954	$14,889,196,033	$9,581,664,091	$536,609,868	$782,261,746

Net assets consist of:
Shares of beneficial interest	$19,540,288,844	$2,833,454,301	$14,887,523,501	$9,580,893,547	$536,555,321	$782,390,520

Undistributed net investment income	2,549,244	1,057,653	1,298,049	665,566	47,168	(50,202)

Undistributed net realized gain (loss)	(58,294)	—	374,483	104,978	7,379	(78,572)

	$19,542,779,794	$2,834,511,954	$14,889,196,033	$9,581,664,091	$536,609,868	$782,261,746

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2011

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets:
Institutional Class	$15,240,108,881	$1,892,172,704	$5,180,617,899	$5,655,734,288	$376,002,280	$502,025,214

Private investment class	$501,630,183	$267,621,156	$845,022,359	$549,857,186	$47,637,695	$98,842,321

Personal investment class	$107,680,509	$84,450,826	$185,308,690	$14,693,066	$4,800,691	$4,217,713

Cash management class	$1,567,467,868	$451,633,575	$6,379,705,514	$1,674,547,571	$39,368,657	$106,336,213

Reserve class	$90,227,410	$6,788,303	$148,670,928	$70,375,521	$873,567	$18,284,412

Resource class	$177,080,633	$29,213,305	$293,546,783	$272,175,782	$17,084,957	$24,601,977

Corporate class	$1,858,584,310	$102,632,085	$1,856,323,860	$1,344,280,677	$50,842,021	$27,953,896

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	15,238,247,814	1,892,588,974	5,179,960,506	5,655,324,451	375,927,621	502,019,018

Private investment class	501,570,970	267,691,451	844,877,292	549,786,704	47,656,099	98,828,241

Personal investment class	107,669,048	84,390,678	185,213,292	14,688,725	4,800,897	4,214,128

Cash management class	1,567,143,393	451,595,738	6,378,731,604	1,674,429,091	39,362,544	106,359,545

Reserve class	90,226,156	6,789,528	148,641,499	70,371,440	871,674	18,281,949

Resource class	177,042,546	29,184,315	293,469,131	272,125,000	17,081,493	24,599,571

Corporate class	1,858,483,302	102,613,571	1,856,189,618	1,344,214,816	50,842,020	27,954,376

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2011

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$64,523,410	$7,359,137	$18,355,503	$12,636,719	$636,992	$2,501,477

Expenses:
Advisory fees	33,021,124	4,544,757	20,383,326	7,363,909	820,555	1,991,187

Administrative services fees	1,170,423	600,895	917,667	730,917	166,652	260,237

Custodian fees	771,639	117,483	486,565	358,642	19,966	33,732

Distribution fees:
Private Investment Class	2,607,324	1,539,105	4,094,138	2,511,247	222,005	482,490

Personal Investment Class	781,761	706,896	1,318,683	109,681	46,537	37,302

Cash Management Class	2,214,082	486,337	5,419,141	1,210,302	19,183	132,403

Reserve Class	1,098,050	68,897	943,877	1,000,513	14,036	190,957

Resource Class	440,945	206,345	654,318	536,655	26,670	65,377

Corporate Class	670,128	52,908	605,033	317,619	892	4,224

Transfer agent fees	1,981,267	272,685	1,232,121	662,752	41,733	78,353

Trustees’ and officers’ fees and benefits	620,739	96,109	359,410	205,376	25,202	36,917

Other	890,569	236,183	503,788	541,791	136,698	155,577

Total expenses	46,268,051	8,928,600	36,918,067	15,549,404	1,540,129	3,468,756

Less: Fees waived	(11,782,131)	(3,959,167)	(22,115,000)	(6,015,758)	(1,071,192)	(1,359,955)

Net expenses	34,485,920	4,969,433	14,803,067	9,533,646	468,937	2,108,801

Net investment income	30,037,490	2,389,704	3,552,436	3,103,073	168,055	392,676

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	(58,293)	—	495,071	104,979	7,379	(5,583)

Net increase in net assets resulting from operations	$29,979,197	$2,389,704	$4,047,507	$3,208,052	$175,434	$387,093

*	Includes net gains from securities sold to affiliates of $533 and $272 for Government & Agency Portfolio and Government TaxAdvantage Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Changes in Net Assets

For the year ended August 31, 2011 and 2010

	Liquid Assets Portfolio		STIC Prime Portfolio
	August 31,	August 31,	August 31,	August 31,
	2011	2010	2011	2010

Operations:
Net investment income	$30,037,490	$41,344,689	$2,389,704	$3,629,017

Net realized gain (loss)	(58,293)	25,776	—	3,272

Net increase in net assets resulting from operations	29,979,197	41,370,465	2,389,704	3,632,289

Distributions to shareholders from net investment income:
Institutional Class	(25,064,971)	(31,530,180)	(1,914,692)	(2,765,162)

Private Investment Class	(104,657)	(206,226)	(61,778)	(97,642)

Personal Investment Class	(20,916)	(33,631)	(18,886)	(40,487)

Cash Management Class	(1,808,242)	(3,282,358)	(214,666)	(420,402)

Reserve Class	(22,045)	(29,589)	(1,386)	(2,525)

Resource Class	(45,485)	(178,336)	(20,695)	(76,679)

Corporate Class	(2,971,174)	(6,084,369)	(157,601)	(226,071)

Total distributions from net investment income	(30,037,490)	(41,344,689)	(2,389,704)	(3,628,968)

Share transactions–net:
Institutional Class	(1,076,951,392)	(3,947,256,097)	39,264,332	(720,814,255)

Private Investment Class	(207,822,434)	(39,293,459)	(39,362,727)	(122,995,654)

Personal Investment Class	(3,795,941)	(34,185,294)	(4,527,089)	(92,429,254)

Cash Management Class	(1,059,890,679)	(567,045,577)	229,414	(462,695,213)

Reserve Class	(18,744,717)	35,953,650	(1,245,728)	(1,306,574)

Resource Class	(84,339,783)	(538,921,577)	(121,895,207)	(72,423,319)

Corporate Class	(1,816,634,825)	(2,404,930,689)	(168,978,677)	137,728,956

Net increase (decrease) in net assets resulting from share transactions	(4,268,179,771)	(7,495,679,043)	(296,515,682)	(1,334,935,313)

Net increase (decrease) in net assets	(4,268,238,064)	(7,495,653,267)	(296,515,682)	(1,334,931,992)

Net assets:
Beginning of year	23,811,017,858	31,306,671,125	3,131,027,636	4,465,959,628

End of year*	$19,542,779,794	$23,811,017,858	$2,834,511,954	$3,131,027,636

* Includes accumulated undistributed net investment income (loss)	$2,549,244	$2,523,469	$1,057,653	$1,159,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2011 and 2010

			Government &
	Treasury Portfolio		Agency Portfolio
	August 31,	August 31,	August 31,	August 31,
	2011	2010	2011	2010

Operations:
Net investment income	$3,552,436	$5,434,686	$3,103,073	$9,168,708

Net realized gain	495,071	310,786	104,979	134,129

Net increase in net assets resulting from operations	4,047,507	5,745,472	3,208,052	9,302,837

Distributions to shareholders from net investment income:
Institutional Class	(1,646,245)	(2,054,316)	(2,277,120)	(7,254,137)

Private Investment Class	(169,870)	(250,010)	(100,807)	(163,105)

Personal Investment Class	(36,476)	(53,754)	(2,934)	(4,859)

Cash Management Class	(1,131,781)	(2,301,435)	(250,978)	(626,149)

Reserve Class	(19,409)	(15,259)	(20,083)	(31,338)

Resource Class	(67,747)	(108,104)	(53,861)	(112,234)

Corporate Class	(480,896)	(651,808)	(397,290)	(976,886)

Total distributions from net investment income	(3,552,424)	(5,434,686)	(3,103,073)	(9,168,708)

Share transactions–net:
Institutional Class	649,938,568	(351,869,785)	1,112,658,773	(5,271,910,147)

Private Investment Class	60,672,576	(1,483,613,444)	(8,156,568)	(223,264,710)

Personal Investment Class	11,874,463	(38,299,452)	710,512	(3,769,896)

Cash Management Class	1,099,901,588	(6,219,363,410)	631,644,460	(882,048,007)

Reserve Class	96,918,581	22,013,966	(113,478,371)	44,451,192

Resource Class	(115,864,624)	43,981,891	(21,992,305)	(192,362,727)

Corporate Class	302,491,390	(485,776,326)	174,187,597	(628,244,289)

Net increase (decrease) in net assets resulting from share transactions	2,105,932,542	(8,512,926,560)	1,775,574,098	(7,157,148,584)

Net increase (decrease) in net assets	2,106,427,625	(8,512,615,774)	1,775,679,077	(7,157,014,455)

Net assets:
Beginning of year	12,782,768,408	21,295,384,182	7,805,985,014	14,962,999,469

End of year*	$14,889,196,033	$12,782,768,408	$9,581,664,091	$7,805,985,014

* Includes accumulated undistributed net investment income (loss)	$1,298,049	$919,673	$665,566	$531,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2011 and 2010

	Government Tax		Tax-Free Cash
	Advantage Portfolio		Reserve Portfolio
	August 31,	August 31,	August 31,	August 31,
	2011	2010	2011	2010

Operations:
Net investment income	$168,055	$202,328	$392,676	$627,127

Net realized gain	7,379	6,705	(5,583)	(30,074)

Net increase in net assets resulting from operations	175,434	209,033	387,093	597,053

Distributions to shareholders from net investment income:
Institutional Class	(142,820)	(171,437)	(330,463)	(469,361)

Private Investment Class	(14,193)	(12,778)	(19,378)	(44,081)

Personal Investment Class	(1,623)	(2,886)	(998)	(1,823)

Cash Management Class	(4,994)	(5,252)	(28,288)	(69,906)

Reserve Class	(361)	(898)	(3,845)	(4,434)

Resource Class	(3,464)	(8,979)	(6,551)	(29,707)

Corporate Class	(600)	(98)	(3,153)	(7,818)

Total distributions from net investment income	(168,055)	(202,328)	(392,676)	(627,130)

Share transactions–net:
Institutional Class	200,326,458	(360,292,542)	(177,058,455)	(150,282,445)

Private Investment Class	19,214,381	(14,500,490)	(20,076,002)	(87,472,620)

Personal Investment Class	(1,793,379)	(5,523,164)	(3,296,510)	100,130

Cash Management Class	29,558,474	(15,921,040)	(21,918,412)	(232,165,646)

Reserve Class	30,018	(4,903,731)	3,542,784	(88,502)

Resource Class	5,924,443	(6,613,577)	(19,053,694)	(85,418,705)

Corporate Class	44,832,018	5,995,442	27,240,936	(45,831,983)

Net increase (decrease) in net assets resulting from share transactions	298,092,413	(401,759,102)	(210,619,353)	(601,159,771)

Net increase (decrease) in net assets	298,099,792	(401,752,397)	(210,624,936)	(601,189,848)

Net assets:
Beginning of year	238,510,076	640,262,473	992,886,682	1,594,076,530

End of year*	$536,609,868	$238,510,076	$782,261,746	$992,886,682

* Includes accumulated undistributed net investment income (loss)	$47,168	$55,680	$(50,202)	$(3)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Notes to Financial Statements

August 31, 2011

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds’ securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

50        Short-Term Investments Trust

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250	Next $250	Over $500
	million	million	million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional

51        Short-Term Investments Trust

Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2011.
  For the year ended August 31, 2011, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense	Yield
	Limitation	Support

Liquid Assets Portfolio	$7,626,959	$—

STIC Prime Portfolio	1,622,161	45,471

Treasury Portfolio	4,854,049	5,240,496

Government & Agency Portfolio	—	1,191,728

Government TaxAdvantage Portfolio	604,649	146,542

Tax-Free Cash Reserve Portfolio	369,201	181,703

  Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2011 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$835,319	$435,323	$98,855	$805,176	$143,536	N/A

STIC Prime Portfolio	674,303	439,944	95,882	53,736	71,318	$4,711

Treasury Portfolio	2,343,815	940,765	3,697,096	812,035	470,015	430,029

Government & Agency Portfolio	1,322,377	75,065	612,573	826,745	338,692	135,373

Government TaxAdvantage Portfolio	106,378	33,149	13,608	12,060	19,537	862

Tax-Free Cash Reserve Portfolio	206,742	25,492	57,765	160,921	39,614	2,945

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

52        Short-Term Investments Trust

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2011, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the year ended August 31, 2011, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$1,042,930	$208,470	$442,816	$142,747	N/A	N/A

STIC Prime Portfolio	615,642	188,506	97,267	8,957	41,269	N/A

Treasury Portfolio	1,637,655	351,649	1,083,828	122,704	130,864	N/A

Government & Agency Portfolio	1,004,499	29,248	242,060	130,067	107,331	N/A

Government TaxAdvantage Portfolio	111,002	12,410	3,836	1,825	5,334	N/A

Tax-Free Cash Reserve Portfolio	241,245	9,947	26,481	24,824	13,075	N/A

  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the year ended August 31, 2011, there were no significant transfers between investment levels.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$19,615,150,103	$—	$19,615,150,103

STIC Prime Portfolio	—	2,983,469,572	—	2,983,469,572

Treasury Portfolio	—	14,885,037,928	—	14,885,037,928

Government & Agency Portfolio	—	9,579,741,006	—	9,579,741,006

Government TaxAdvantage Portfolio	—	565,113,472	—	565,113,472

Tax-Free Cash Reserve Portfolio	—	777,454,826	—	777,454,826

53        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2011, each Fund engaged in transactions with affiliates as listed below:

			Net Realized
	Securities Purchases	Securities Sales	Gains/(Losses)

Liquid Assets Portfolio	$1,025,007,344	$1,100,799,672	$—

STIC Prime Portfolio	253,603,605	157,442,824	—

Government & Agency Portfolio	57,447,320	73,449,929	533

Government TaxAdvantage Portfolio	15,999,929	88,447,320	272

Tax-Free Cash Reserve Portfolio	1,041,404,075	1,074,733,048	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the year ended August 31, 2011, the Funds in aggregate paid legal fees of $101,496 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2011 and 2010:

	2011	2010
	Ordinary Income	Ordinary Income

Liquid Assets Portfolio	$30,037,490	$41,344,689

STIC Prime Portfolio	2,389,704	3,628,968

Treasury Portfolio	3,552,424	5,434,686

Government & Agency Portfolio	3,103,073	9,168,708

Government TaxAdvantage Portfolio	168,055	202,328

Tax-Free Cash Reserve Portfolio	392,676	627,130

54        Short-Term Investments Trust

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary			Shares of
	Ordinary	Book/Tax	Capital Loss	Post-October	Beneficial
	Income	Differences	Carryforward	Deferrals	Interest	Total Net Assets

Liquid Assets Portfolio	$5,541,244	$(2,977,472)	$—	$(72,822)	$19,540,288,844	$19,542,779,794

STIC Prime Portfolio	2,117,856	(1,060,203)	—	—	2,833,454,301	2,834,511,954

Treasury Portfolio	3,045,414	(1,372,882)	—	—	14,887,523,501	14,889,196,033

Government & Agency Portfolio	1,392,610	(622,066)	—	—	9,580,893,547	9,581,664,091

Government TaxAdvantage Portfolio	148,513	(93,966)	—	—	536,555,321	536,609,868

Tax-Free Cash Reserve Portfolio	352,038	(402,240)	(72,990)	(5,582)	782,390,520	782,261,746

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. The Funds capital loss carryforward amounts utilized in the current period to offset net realized gain for federal income tax purposes are as follows:

Capital Loss
	Carryforward	Capital Loss
	Subject to Annual	Carryforward
	Limitation	Utilized

Treasury Portfolio	$—	$120,587

  The Funds have a capital loss carryforward as of August 31, 2011 which expires as follows:

	2015	2017	2018	2019	Total*

Tax-Free Cash Reserve Portfolio	$13,734	$12,152	$17,030	$30,074	$72,990

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2011, the following reclassifications were made and had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of Beneficial
	Investment Income (Loss)	Realized Gain (Loss)	Interest

Liquid Assets Portfolio	$25,775	$(25,775)	$0

STIC Prime Portfolio	(101,758)	(3,272)	105,030

Treasury Portfolio	378,364	(931,917)	553,553

Government & Agency Portfolio	134,130	(134,130)	0

Government TaxAdvantage Portfolio	(8,512)	(6,705)	15,217

Tax-Free Cash Reserve Portfolio	(50,199)	0	50,199

55        Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	114,974,747,244	$114,974,747,244	111,348,098,381	$111,348,098,381

Private investment class	2,097,458,780	2,097,458,780	4,634,492,979	4,634,492,979

Personal investment class	583,984,515	583,984,515	763,013,240	763,013,240

Cash management class	17,713,105,743	17,713,105,743	18,149,320,369	18,149,320,369

Reserve class	576,444,353	576,444,353	912,834,784	912,834,784

Resource class	1,578,904,039	1,578,904,039	2,401,346,017	2,401,346,017

Corporate class	17,336,495,408	17,336,495,408	21,340,345,915	21,340,345,915

Issued as reinvestment of dividends:
Institutional Class	11,043,998	11,043,998	11,793,605	11,793,605

Private investment class	37,630	37,630	89,801	89,801

Personal investment class	16,453	16,453	31,410	31,410

Cash management class	1,152,856	1,152,856	1,929,450	1,929,450

Reserve class	22,368	22,368	29,589	29,589

Resource class	50,434	50,434	178,336	178,336

Corporate class	1,304,161	1,304,161	2,178,748	2,178,748

Reacquired:
Institutional Class	(116,062,742,634)	(116,062,742,634)	(115,307,148,083)	(115,307,148,083)

Private investment class	(2,305,318,844)	(2,305,318,844)	(4,673,876,239)	(4,673,876,239)

Personal investment class	(587,796,909)	(587,796,909)	(797,229,944)	(797,229,944)

Cash management Class	(18,774,149,278)	(18,774,149,278)	(18,718,295,396)	(18,718,295,396)

Reserve class	(595,211,438)	(595,211,438)	(876,910,723)	(876,910,723)

Resource class	(1,663,294,256)	(1,663,294,256)	(2,940,445,930)	(2,940,445,930)

Corporate class	(19,154,434,394)	(19,154,434,394)	(23,747,455,352)	(23,747,455,352)

Net increase (decrease) in share activity	(4,268,179,771)	$(4,268,179,771)	(7,495,679,043)	$(7,495,679,043)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 16% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

56        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,894,152,113	$8,894,152,113	8,137,414,192	$8,137,414,192

Private Investment Class	2,199,271,995	2,199,271,995	2,038,753,570	2,038,753,570

Personal Investment Class	2,117,878,669	2,117,878,669	2,113,012,972	2,113,012,972

Cash Management Class	2,929,112,525	2,929,112,525	3,237,866,716	3,237,866,716

Reserve Class	68,100,033	68,100,033	73,594,339	73,594,339

Resource Class	635,057,207	635,057,207	1,363,725,171	1,363,725,171

Corporate Class	981,962,145	981,962,145	1,184,433,510	1,184,433,510

Issued as reinvestment of dividends:
Institutional Class	725,692	725,692	1,065,471	1,065,471

Private Investment Class	33,359	33,359	55,617	55,617

Personal Investment Class	15,323	15,323	39,874	39,874

Cash Management Class	106,092	106,092	191,335	191,335

Reserve Class	436	436	929	929

Resource Class	6,389	6,389	36,766	36,766

Corporate Class	169,477	169,477	190,166	190,166

Reacquired:
Institutional Class	(8,855,613,473)	(8,855,613,473)	(8,859,293,918)	(8,859,293,918)

Private Investment Class	(2,238,668,081)	(2,238,668,081)	(2,161,804,841)	(2,161,804,841)

Personal Investment Class	(2,122,421,081)	(2,122,421,081)	(2,205,482,100)	(2,205,482,100)

Cash Management Class	(2,928,989,203)	(2,928,989,203)	(3,700,753,264)	(3,700,753,264)

Reserve Class	(69,346,197)	(69,346,197)	(74,901,842)	(74,901,842)

Resource Class	(756,958,803)	(756,958,803)	(1,436,185,256)	(1,436,185,256)

Corporate Class	(1,151,110,299)	(1,151,110,299)	(1,046,894,720)	(1,046,894,720)

Net increase (decrease) in share activity	(296,515,682)	$(296,515,682)	(1,334,935,313)	$(1,334,935,313)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	26,030,423,281	$26,030,423,281	26,015,348,319	$26,015,348,319

Private Investment Class	5,499,203,569	5,499,203,569	5,254,723,019	5,254,723,019

Personal Investment Class	1,649,945,502	1,649,945,502	1,412,595,956	1,412,595,956

Cash Management Class	37,920,690,992	37,920,690,992	46,154,326,471	46,154,326,471

Reserve Class	657,687,537	657,687,537	483,165,598	483,165,598

Resource Class	1,127,136,815	1,127,136,815	1,752,498,428	1,752,498,428

Corporate Class	19,540,700,409	19,540,700,409	15,342,096,983	15,342,096,983

Issued as reinvestment of dividends:
Institutional Class	583,687	583,687	747,041	747,041

Private Investment Class	37,590	37,590	75,219	75,219

Personal Investment Class	34,938	34,938	53,754	53,754

Cash Management Class	152,156	152,156	378,147	378,147

Reserve Class	13,566	13,566	13,500	13,500

Resource Class	40,664	40,664	86,444	86,444

Corporate Class	151,996	151,996	362,782	362,782

Reacquired:
Institutional Class	(25,381,068,400)	(25,381,068,400)	(26,367,965,145)	(26,367,965,145)

Private Investment Class	(5,438,568,583)	(5,438,568,583)	(6,738,411,682)	(6,738,411,682)

Personal Investment Class	(1,638,105,977)	(1,638,105,977)	(1,450,949,162)	(1,450,949,162)

Cash Management Class	(36,820,941,560)	(36,820,941,560)	(52,374,068,028)	(52,374,068,028)

Reserve Class	(560,782,522)	(560,782,522)	(461,165,132)	(461,165,132)

Resource Class	(1,243,042,103)	(1,243,042,103)	(1,708,602,981)	(1,708,602,981)

Corporate Class	(19,238,361,015)	(19,238,361,015)	(15,828,236,091)	(15,828,236,091)

Net increase (decrease) in share activity	2,105,932,542	$2,105,932,542	(8,512,926,560)	$(8,512,926,560)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	61,611,815,820	$61,611,815,820	67,756,450,341	$67,756,450,341

Private Investment Class	2,549,756,494	2,549,756,494	2,696,887,600	2,696,887,600

Personal Investment Class	63,367,177	63,367,177	92,389,908	92,389,908

Cash Management Class	7,338,150,426	7,338,150,426	7,083,908,025	7,083,908,025

Reserve Class	365,919,015	365,919,015	422,419,004	422,419,004

Resource Class	2,088,493,367	2,088,493,367	2,822,954,303	2,822,954,303

Corporate Class	8,382,738,522	8,382,738,522	7,677,568,255	7,677,568,255

Issued as reinvestment of dividends:
Institutional Class	1,388,120	1,388,120	4,390,052	4,390,052

Private Investment Class	21,179	21,179	79,517	79,517

Personal Investment Class	269	269	773	773

Cash Management Class	173,309	173,309	626,149	626,149

Reserve Class	1,867	1,867	24,160	24,160

Resource Class	40,787	40,787	79,024	79,024

Corporate Class	191,614	191,614	560,152	560,152

Reacquired:
Institutional Class	(60,500,545,167)	(60,500,545,167)	(73,032,750,540)	(73,032,750,540)

Private Investment Class	(2,557,934,241)	(2,557,934,241)	(2,920,231,827)	(2,920,231,827)

Personal Investment Class	(62,656,934)	(62,656,934)	(96,160,577)	(96,160,577)

Cash Management Class	(6,706,679,275)	(6,706,679,275)	(7,966,582,181)	(7,966,582,181)

Reserve Class	(479,399,253)	(479,399,253)	(377,991,972)	(377,991,972)

Resource Class	(2,110,526,459)	(2,110,526,459)	(3,015,396,054)	(3,015,396,054)

Corporate Class	(8,208,742,539)	(8,208,742,539)	(8,306,372,696)	(8,306,372,696)

Net increase (decrease) in share activity	1,775,574,098	$1,775,574,098	(7,157,148,584)	$(7,157,148,584)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,711,332,476	$2,711,332,476	1,874,494,393	$1,874,494,393

Private Investment Class	437,193,566	437,193,566	285,652,489	285,652,489

Personal Investment Class	88,578,959	88,578,959	48,028,492	48,028,492

Cash Management Class	43,825,246	43,825,246	15,573,413	15,573,413

Reserve Class	6,204,928	6,204,928	31,391,659	31,391,659

Resource Class	18,185,832	18,185,832	63,939,100	63,939,100

Corporate Class	50,832,014	50,832,014	79,010,000	79,010,000

Issued as reinvestment of dividends:
Institutional Class	128,424	128,424	171,437	171,437

Private Investment Class	3,850	3,850	5,708	5,708

Cash Management Class	4,412	4,412	5,252	5,252

Reserve Class	315	315	201	201

Resource Class	2,702	2,702	2,720	2,720

Corporate Class	67	67	66	66

Reacquired:
Institutional Class	(2,511,134,442)	(2,511,134,442)	(2,234,958,372)	(2,234,958,372)

Private Investment Class	(417,983,035)	(417,983,035)	(300,158,687)	(300,158,687)

Personal Investment Class	(90,372,338)	(90,372,338)	(53,551,656)	(53,551,656)

Cash Management Class	(14,271,184)	(14,271,184)	(31,499,705)	(31,499,705)

Reserve Class	(6,175,225)	(6,175,225)	(36,295,591)	(36,295,591)

Resource Class	(12,264,091)	(12,264,091)	(70,555,397)	(70,555,397)

Corporate Class	(6,000,063)	(6,000,063)	(73,014,624)	(73,014,624)

Net increase (decrease) in share activity	298,092,413	$298,092,413	(401,759,102)	$(401,759,102)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,598,415,148	$1,598,415,148	2,381,530,077	$2,381,530,077

Private Investment Class	189,820,412	189,820,412	242,313,052	242,313,052

Personal Investment Class	7,217,382	7,217,382	13,124,110	13,124,110

Cash Management Class	738,707,920	738,707,920	1,434,961,472	1,434,961,472

Reserve Class	37,462,640	37,462,640	15,733,372	15,733,372

Resource Class	7,155,166,244	7,155,166,244	115,599,863	115,599,863

Corporate Class	57,238,303	57,238,303	8,703,078	8,703,078

Issued as reinvestment of dividends:
Institutional Class	66,383	66,383	110,090	110,090

Private Investment Class	14,993	14,993	38,670	38,670

Personal Investment Class	314	314	478	478

Cash Management Class	20,854	20,854	52,512	52,512

Reserve Class	3,752	3,752	4,562	4,562

Resource Class	5,421	5,421	24,091	24,091

Corporate Class	2,633	2,633	7,818	7,818

Reacquired:
Institutional Class	(1,775,539,986)	(1,775,539,986)	(2,531,922,612)	(2,531,922,612)

Private Investment Class	(209,911,407)	(209,911,407)	(329,824,342)	(329,824,342)

Personal Investment Class	(10,514,206)	(10,514,206)	(13,024,458)	(13,024,458)

Cash Management Class	(760,647,186)	(760,647,186)	(1,667,179,630)	(1,667,179,630)

Reserve Class	(33,923,608)	(33,923,608)	(15,826,436)	(15,826,436)

Resource Class	(7,174,225,359)	(7,174,225,359)	(201,042,659)	(201,042,659)

Corporate Class	(30,000,000)	(30,000,000)	(54,542,879)	(54,542,879)

Net increase (decrease) in share activity	(210,619,353)	$(210,619,353)	(601,159,771)	$(601,159,771)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Private Investment Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Year ended 08/31/11	$1.00	$0.00	(b)	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$501,630	0.28	%(c)	0.67	%(c)	0.01	%(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	709,454	0.31		0.68		0.03
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.00	748,744	0.46		0.71		0.87
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.49	875,556	0.42		0.67		3.34
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.06	885,779	0.42		0.68		4.95

STIC Prime Portfolio
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.02	267,621	0.22	(c)	0.69	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	306,984	0.25		0.69		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.64	429,979	0.42		0.73		0.68
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.32	700,843	0.42		0.68		3.16
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.07	632,811	0.42		0.69		4.95

Treasury Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	845,022	0.12	(c)	0.68	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	784,322	0.16		0.68		0.02
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.19	2,267,919	0.31		0.70		0.21
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.62	1,153,785	0.42		0.68		2.36
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.85	1,250,648	0.42		0.69		4.73

Government & Agency Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	549,857	0.15	(c)	0.63	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	558,000	0.21		0.63		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.46	781,264	0.39		0.65		0.35
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.12	504,696	0.42		0.64		2.98
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.99	599,041	0.42		0.65		4.88

Government TaxAdvantage Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	47,638	0.11	(c)	0.76	(c)	0.03	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	28,423	0.14		0.76		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.38	42,922	0.35		0.80		0.31
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.02	40,540	0.37		0.74		3.05
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.95	43,318	0.37		0.80		4.83

Tax-Free Cash Reserve Portfolio
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	98,842	0.26	(c)	0.79	(c)	0.03	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	118,919	0.29		0.79		0.03
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.70	206,398	0.48		0.81		0.83
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.62	300,898	0.47	(d)	0.75	(d)	1.51	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.02	249,372	0.47		0.75		2.98
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.15	185,163	0.47		0.75		3.11

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s) of $521,465, $307,821, $818,828, $502,249, $44,401 and $96,498 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Private Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Private Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Private Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 21, 2011
Houston, Texas

63        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011, through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Private Investment Class	(03/01/11)	(08/31/11)[1]	Period[2]	(08/31/11)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.16	$1,024.05	$1.17	0.23%

STIC Prime Portfolio	1,000.00	1,000.10	0.91	1,024.30	0.92	0.18

Treasury Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07

Government & Agency Portfolio	1,000.00	1,000.10	0.55	1,024.65	0.56	0.11

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.40	1,024.80	0.41	0.08

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	1.11	1,024.10	1.12	0.22

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2011, through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

64        Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts
(Government & Agency Portfolio, Tax-Free Cash Reserve Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust (the Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of the Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under each Fund’s agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of each Fund’s investment advisory agreement.

Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of each Fund’s sub-advisory contracts.

Tax-Free Cash Reserve Portfolio, Liquid Assets Portfolio and STIC Prime Portfolio
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are

65        Short-Term Investments Trust

appropriate and satisfactory and in accordance with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the same level as the performance of the Index for the one year period and below the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of the performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in each Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Institutional Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Government & Agency Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Government TaxAdvantage Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted

66        Short-Term Investments Trust

that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Treasury Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Tax-Free Cash Reserve Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Liquid Assets Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

STIC Prime Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but that each Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Tax-Free Cash Reserve Portfolio and Government TaxAdvantage Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

67        Short-Term Investments Trust

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

Government & Agency Portfolio, Tax-Free Cash Reserve Portfolio and Liquid Assets Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.

STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that each Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to each Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that each Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of each Fund and its shareholders.

68        Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2011:

		Corporate
	Qualified	Dividends		Tax-Exempt
	Dividend	Received	U.S. Treasury	Interest
Federal and State Income Tax	Income*	Deduction*	Obligations*	Dividends

Liquid Assets Portfolio	0.00%	0.00%	0.00%	0.00%

STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%

Treasury Portfolio	0.00%	0.00%	49.94%	0.00%

Government & Agency Portfolio	0.00%	0.00%	2.98%	0.00%

Government TaxAdvantage Portfolio	0.00%	0.00%	10.17%	0.00%

Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100.00%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

	Qualified	Qualified
	Short-Term	Interest
Non-Resident Alien Shareholders	Gains	Income**

Liquid Assets Portfolio	—	0.00%

STIC Prime Portfolio	—	0.00%

Treasury Portfolio	—	100%

Government & Agency Portfolio	$134,129	100%

Government TaxAdvantage Portfolio	—	0.00%

Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

69        Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
			in Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	143	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, Executive Vice President	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.	143	None

		Formerly: Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	161	Director of the Abraham Lincoln Presidential Library Foundation

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	143	ACE Limited (insurance company); and Investment Company Institute

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen has been deemed to be an interested person of the Trust because of his prior service as counsel to the predecessor funds of certain Invesco open-end funds and his affiliation with the law firm that served as counsel to such predecessor funds and continues to serve as counsel to the Invesco Van Kampen closed-end funds.

T-1        Short-Term Investments Trust

Trustees and Officers—(continued)

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
Name, Year of			in Fund Complex
Birth and Position(s)	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	161	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

Bob R. Baker — 1936 Trustee	2003	Retired	143	None
		Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie	143	Director and Chairman, C.D. Stimson Company (a real estate investment company)

James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	143	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society

Rodney Dammeyer — 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services. Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	161	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)	143	Board of Nature’s Sunshine Products, Inc.
		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)	143	Administaff
		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives

Carl Frischling — 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	143	Director, Reich & Tang Funds (16 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Retired	143	None
		Formerly: Chief Executive Officer, YWCA of the U.S.A.

Larry Soll — 1942 Trustee	2003	Retired	143	None
		Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)

T-2        Short-Term Investments Trust

Trustees and Officers—(continued)

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
			in Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	161	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired	143	None
		Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).	N/A	N/A
		Formerly: Senior Vice President, Van Kampen Investments Inc.; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Van Kampen Funds Inc.; and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust	N/A	N/A
		Formerly: Director and Secretary, Van Kampen Advisors, Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services, Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.); and Vice President, The Invesco Funds	N/A	N/A
		Formerly: Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company

T-3        Short-Term Investments Trust

Trustees and Officers—(continued)

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
			in Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)	N/A	N/A
		Formerly: Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management) and Van Kampen Funds Inc.	N/A	N/A
		Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Investor Services Inc., Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company) and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.).	N/A	N/A
		Formerly: Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser) and Van Kampen Investor Services Inc.; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Counsel to the Independent Trustees Kramer, Levin, Naftalis & Frankel LLP 1177 Avenue of the Americas New York, NY 10036-2714	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4        Short-Term Investments Trust

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
      Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
      Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
      Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-AR-5	Invesco Distributors, Inc.

Reserve Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Annual Report to Shareholders ▪ August 31, 2011

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
44	Financial Statements
50	Notes to Financial Statements
62	Financial Highlights
63	Auditor’s Report
64	Fund Expenses
65	Approval of Investment Advisory and Sub-Advisory Agreements
69	Tax Information
T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2011, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

  Karen Dunn Kelley
Dear Shareholders:
This is the annual report on the performance of the Reserve Class of Short-Term Investments Trust, part of Invesco Fixed Income, for the fiscal year ending August 31, 2011. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Against a backdrop of increasingly challenging economic headlines, market sentiment deteriorated over the 12 months covered by this report, as economic indicators pointed to a possible downturn in the recovery. Gross domestic product (GDP), the broadest measure of overall U.S. economic activity, grew at annualized rates of 2.5% and 2.3% in the third and fourth quarters of 2010, respectively.1
GDP continued to grow in the first half of 2011, but at a much slower pace.
     Monetary policy remained unchanged during the reporting period. The U.S. Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, even as the economic tides seemed to shift.2 Fed statements early in the year echoed public concern over an increase in headline inflation due to higher energy and food prices. Heading into the summer of 2011, the Fed’s attention shifted back to the stalling recovery, and in particular, weak housing and labor markets. Concerned with considerably slower-than-expected growth, the Fed committed in its August 9 statement to keep its target policy rate at low levels “at least through mid-2013.”2 With no change in monetary policy, money market funds continued to operate in an ultra-low interest rate environment.
     Increasingly over the reporting period, technical factors created tangible supply constraints in money markets. In February 2011, the U.S. Treasury rolled back its Supplemental Financing Bill Program from $200 billion to $5 billion to avoid breaching the U.S. debt ceiling.3 This, along with a new FDIC assessment rule introduced on April 1, pulled a substantial supply of short-term paper out of the market, pushing yields even lower.
     More recently, money market funds responded to potential headline risks generated by debt concerns in Europe and the U.S. In June, concern grew over the exposure of U.S. money market funds to Greek sovereign debt through their holdings in European banks. In recent months, money market funds reduced their European exposure — from 50.2% of assets in May to 47.0% in July.4 Closer to home, contentious negotiations to raise the U.S. debt ceiling and avoid default were a concern. Although the debt ceiling was ultimately raised by the August 2 deadline, the rancorous tone of the talks and the limited scope of deficit reduction had the effect of undermining the already waning confidence market participants had in the ability of policymakers to support the recovery.
Invesco Fixed Income’s strength and experience
Invesco Fixed Income’s 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we remain a leader in the cash management industry, with more than $200 billion in assets under management as of August 31, 2011. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco — one of the world’s largest and most diversified investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield — in that order — to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,

Karen Dunn Kelley
Senior Managing Director, Invesco Ltd.
CEO, Invesco Fixed Income

1	Bureau of Economic Analysis; 2 U.S. Federal Reserve; 3 Reuters; 4 Fitch Ratings
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2	Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
Although the world’s economies are gradually recovering from the financial crisis, it has not been a smooth path. Unrest in the Middle East, persistently weak job and housing markets in the U.S. and continued government balance sheet repair in Europe are contributing to a slow, labored march toward global recovery.
     In this environment, investors face risks that could make it more difficult to achieve their long-term financial goals — a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3	Short-Term Investments Trust

Fund data

Reserve Class data as of 8/31/11
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Fiscal Year	At Fiscal Year End	At Fiscal Year End

Liquid Assets	28 - 45 days	34 days	59 days	$90.2 million

STIC Prime	10 - 26 days	14 days	14 days	6.7 million

Treasury	31 - 54 days	34 days	34 days	148.6 million

Government & Agency	31 - 53 days	45 days	74 days	70.3 million

Government TaxAdvantage	21 - 52 days	40 days	70 days	873.5 thousand

Tax-Free Cash Reserve	19 - 33 days	23 days	23 days	18.2 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio
Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
     The Fund invests in high-quality U.S. dollar-denominated short-term debt obligations, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from U.S. or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.
STIC Prime Portfolio
STIC Prime Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in high quality U.S. dollar-denominated obligations with maturities of 60 days or less, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Treasury Portfolio
Treasury Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
Government & Agency Portfolio
Government & Agency Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.
Government TaxAdvantage Portfolio
Government TaxAdvantage Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies of instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
Tax-Free Cash Reserve Portfolio
Tax-Free Cash Reserve Portfolio’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
     The Fund invests in debt securities, primarily municipal securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

4	Short-Term Investments Trust

Fund composition by maturity

In days, as of 8/31/11
	Liquid Assets Portfolio[1,2,4,5,7]	STIC Prime Portfolio[4,5,7]	Treasury Portfolio[4]	Government & Agency Portfolio[3,4]	Government TaxAdvantage Portfolio[3,4]	Tax-Free Cash Reserve Portfolio[4,6]

1 - 7	42.5%	49.7%	64.3%	54.9%	43.7%	90.4%

8 - 30	24.5	36.8	7.7	10.1	23.4	0.9

31 - 60	11.1	13.5	8.0	5.5	8.9	0.9

61 - 90	8.6	0.0	2.2	8.1	4.8	0.9

91 - 180	12.7	0.0	16.1	18.8	19.2	1.9

181+	0.6	0.0	1.7	2.6	0.0	5.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The risks of investing in foreign securities include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

2	The Fund may invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.

3	Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

4	The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

5	The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the Fund’s performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

6	The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.

7	The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
5	Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–44.40%(a)
Asset Management & Custody Banks–0.77%
Bank of New York Mellon Corp. (The)	0.11%	09/28/11	$150,000	$149,987,625

Asset-Backed Securities–Commercial Loans/Leases–4.29%
Atlantis One Funding Corp.(b)(c)	0.15%	09/01/11	150,000	150,000,000

Atlantis One Funding Corp.(b)(c)	0.16%	09/07/11	150,000	149,996,000

Atlantis One Funding Corp.(b)(c)	0.19%	10/05/11	64,400	64,388,444

Atlantis One Funding Corp.(b)(c)	0.21%	11/07/11	175,000	174,931,604

Atlantis One Funding Corp.(b)(c)	0.26%	12/01/11	150,000	149,901,417

Atlantis One Funding Corp.(b)(c)	0.26%	12/07/11	150,000	149,894,916

				839,112,381

Asset-Backed Securities–Consumer Receivables–5.11%
Amsterdam Funding Corp.(c)	0.17%	09/09/11	93,250	93,246,477

Amsterdam Funding Corp.(c)	0.20%	09/14/11	100,000	99,992,778

Amsterdam Funding Corp.(c)	0.27%	10/12/11	60,000	59,981,550

Amsterdam Funding Corp.(c)	0.27%	10/14/11	110,000	109,964,525

Barton Capital LLC(c)	0.42%	09/22/11	200,000	199,951,000

Old Line Funding, LLC(c)	0.15%	09/07/11	100,034	100,031,499

Old Line Funding, LLC(c)	0.25%	11/01/11	60,000	59,974,583

Sheffield Receivables Corp.(c)	0.25%	11/01/11	100,000	99,957,639

Thunder Bay Funding, LLC(c)	0.25%	12/28/11	100,148	100,065,934

Windmill Funding Corp.(c)	0.22%	10/05/11	75,000	74,984,417

				998,150,402

Asset-Backed Securities–Fully Supported–1.02%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)(d)	0.29%	01/09/12	200,000	200,000,000

Asset-Backed Securities–Fully Supported Bank–3.03%
Concord Minutemen Capital Co., LLC, Series A, (Multi-CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.30%	10/04/11	100,000	99,972,500

Crown Point Capital Co., LLC, Series A, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.28%	09/13/11	85,000	84,992,067

Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	09/21/11	150,000	149,979,166

Lexington Parker Capital Co., LLC (Multi CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.30%	09/06/11	142,000	141,994,083

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	10/11/11	116,026	116,002,795

				592,940,611

Asset-Backed Securities–Multi-Purpose–12.06%
Atlantic Asset Securitization LLC(c)	0.35%	09/22/11	150,000	149,969,375

Chariot Funding, LLC/Ltd.(c)	0.14%	09/12/11	80,000	79,996,578

Chariot Funding, LLC/Ltd.(c)	0.16%	09/12/11	100,000	99,995,111

Chariot Funding, LLC/Ltd.(c)	0.16%	09/13/11	60,000	59,996,800

Chariot Funding, LLC/Ltd.(c)	0.16%	09/16/11	75,000	74,995,000

Chariot Funding, LLC/Ltd.(c)	0.16%	10/11/11	50,000	49,991,111

Chariot Funding, LLC/Ltd.(c)	0.17%	09/26/11	64,000	63,992,444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Multi-Purpose–(continued)

Charta, LLC(c)	0.17%	09/20/11	$50,000	$49,995,514

Charta, LLC(c)	0.18%	09/15/11	70,000	69,995,100

Charta, LLC(c)	0.19%	09/16/11	55,000	54,995,646

Charta, LLC(c)	0.19%	09/19/11	70,000	69,993,350

Ciesco, LLC(c)	0.17%	09/02/11	300,000	299,998,583

CRC Funding LLC(c)	0.17%	09/07/11	250,000	249,992,917

Falcon Asset Securitization Corp.(c)	0.15%	09/07/11	100,000	99,997,500

Falcon Asset Securitization Corp.(c)	0.16%	09/14/11	151,000	150,991,275

Falcon Asset Securitization Corp.(c)	0.17%	09/08/11	75,000	74,997,521

Gemini Securitization Corp., LLC(c)	0.23%	09/06/11	100,000	99,996,805

Gemini Securitization Corp., LLC(c)	0.24%	09/12/11	150,000	149,989,000

Gemini Securitization Corp., LLC(c)	0.24%	09/15/11	49,000	48,995,427

Jupiter Securitization Corp.(c)	0.15%	09/29/11	50,000	49,994,167

Jupiter Securitization Corp.(c)	0.17%	10/05/11	75,000	74,987,958

Jupiter Securitization Corp.(c)	0.20%	09/01/11	100,000	100,000,000

Nieuw Amsterdam Receivables Corp.(b)(c)	0.20%	10/03/11	70,500	70,487,467

Nieuw Amsterdam Receivables Corp.(b)(c)	0.20%	10/12/11	62,000	61,985,878

				2,356,330,527

Asset-Backed Securities–Securities–3.04%
Aspen Funding Corp.(c)	0.23%	10/07/11	95,000	94,978,150

Aspen Funding Corp.(c)	0.27%	09/14/11	50,035	50,030,122

Newport Funding Corp.(c)	0.25%	09/20/11	100,030	100,016,801

Scaldis Capital Ltd./LLC(b)(c)	0.24%	09/06/11	250,000	249,991,667

Solitaire Funding Ltd./LLC(b)(c)	0.20%	09/08/11	100,000	99,996,111

				595,012,851

Asset-Backed Securities–Trade Receivables–1.42%
Market Street Funding LLC(c)	0.18%	10/19/11	55,033	55,019,792

Market Street Funding LLC(c)	0.18%	10/20/11	50,000	49,987,750

Victory Receivables Corp.(b)(c)	0.22%	09/08/11	72,750	72,746,888

Victory Receivables Corp.(b)(c)	0.25%	09/19/11	100,000	99,987,500

				277,741,930

Diversified Banks–1.71%
BNZ International Funding Ltd.(b)(c)	0.22%	10/06/11	125,000	124,973,264

BNZ International Funding Ltd.(b)(c)	0.28%	11/14/11	70,000	69,959,711

Societe Generale North America, Inc.(b)	0.22%	09/02/11	80,000	79,999,511

Societe Generale North America, Inc.(b)	0.22%	09/06/11	60,000	59,998,167

				334,930,653

Life & Health Insurance–1.66%
Metlife Short Term Funding LLC(c)	0.14%	09/01/11	50,000	50,000,000

Metlife Short Term Funding LLC(c)	0.18%	10/13/11	50,000	49,989,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–(continued)

Metlife Short Term Funding LLC(c)	0.20%	09/16/11	$148,000	$147,987,667

Metlife Short Term Funding LLC(c)	0.20%	09/20/11	75,500	75,492,030

				323,469,197

Municipal Commercial Paper–0.06%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(e)	0.33%	09/07/11	11,103	11,103,000

Other Diversified Financial Services–0.77%
Credit Suisse (USA), Inc.(b)	0.19%	10/06/11	150,000	149,972,292

Regional Banks–9.46%
ANZ National (Int’l) Ltd.(b)(c)	0.25%	01/17/12	100,000	99,904,167

ANZ National (Int’l) Ltd.(b)(c)	0.29%	10/07/11	100,000	99,971,000

Banque et Caisse d’Epargne de l’Etat(b)	0.26%	12/15/11	90,000	89,931,750

Banque et Caisse d’Epargne de l’Etat(b)	0.28%	12/29/11	200,000	199,814,889

Banque et Caisse d’Epargne de l’Etat(b)	0.29%	09/09/11	100,000	99,993,555

Commonwealth Bank of Australia(b)(c)	0.23%	12/12/11	132,000	131,915,850

Commonwealth Bank of Australia(b)(c)	0.23%	11/03/11	250,000	249,899,375

Commonwealth Bank of Australia(b)	0.26%	12/16/11	125,000	124,904,431

Commonwealth Bank of Australia(b)(c)	0.34%	01/17/12	113,500	113,352,072

Nordea North America Inc.(b)	0.22%	09/02/11	100,000	99,999,389

Nordea North America Inc.(b)	0.24%	12/07/11	100,000	99,936,680

Nordea North America Inc.(b)	0.27%	09/06/11	88,550	88,546,679

Svenska Handelsbanken, Inc.(b)(c)	0.21%	11/03/11	100,000	99,964,125

Westpac Banking Corp.(b)(c)	0.20%	09/07/11	100,000	99,996,667

Westpac Banking Corp.(b)(c)(d)	0.24%	11/07/11	150,000	150,000,000

				1,848,130,629

Total Commercial Paper (Cost $8,676,882,098)				8,676,882,098

Certificates of Deposit–28.87%
Bank of Nova Scotia(d)	0.24%	11/09/11	150,000	150,000,000

Bank of Nova Scotia	0.25%	01/11/12	150,000	150,000,000

Bank of Nova Scotia	0.30%	02/01/12	100,000	100,000,000

Bank of Nova Scotia(d)	0.32%	09/11/12	100,000	100,000,000

Bank of Nova Scotia	0.35%	02/24/12	80,000	80,000,000

Bank of Nova Scotia(d)	0.50%	03/05/12	79,000	79,093,775

Barclays Bank PLC(d)	0.40%	06/15/12	450,000	450,000,000

BNP Paribas	0.69%	06/01/12	125,000	125,000,000

Canadian Imperial Bank of Commerce	0.20%	09/02/11	100,000	100,000,000

Deutsche Bank AG (Cayman Islands)(b)	0.10%	09/01/11	617,709	617,709,382

Lloyds TSB Bank PLC(d)	0.25%	03/05/12	150,000	150,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.19%	09/08/11	250,000	250,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.29%	10/06/11	200,000	200,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.34%	09/09/11	150,000	150,000,166

National Australia Bank Ltd. (United Kingdom)(b)	0.39%	09/08/11	40,000	39,996,973

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

National Australia Bank Ltd. (United Kingdom)(b)	0.41%	02/15/12	$150,000	$150,006,945

National Bank of Canada	0.34%	02/08/12	100,000	100,000,000

Nederlandse Waterschapsbank N.V.	0.33%	11/30/11	100,000	99,917,570

Nordea Bank Finland PLC	0.24%	11/04/11	100,000	100,000,000

Nordea Bank Finland PLC(d)	0.45%	07/05/12	75,950	76,071,498

Rabobank Nederland(d)	0.27%	10/12/11	100,000	100,000,000

Rabobank Nederland(d)	0.29%	01/10/12	100,000	100,000,000

Rabobank Nederland(d)	0.30%	05/08/12	150,000	150,000,000

Royal Bank of Canada(d)	0.26%	02/16/12	150,000	150,000,000

Royal Bank of Canada(d)	0.26%	10/12/11	175,000	175,000,000

Santander UK PLC(b)(d)(f)	0.30%	—	250,000	250,000,000

Societe Generale(d)	0.56%	11/14/11	100,000	100,000,000

Svenska Handelsbanken A.B.	0.27%	11/16/11	150,000	150,001,582

Svenska Handelsbanken A.B.	0.46%	02/21/12	200,000	200,004,794

Toronto Dominion Bank	0.26%	01/12/12	200,000	200,000,000

Toronto Dominion Bank	0.35%	02/07/12	150,000	150,000,000

Toronto-Dominion Bank(d)	0.23%	05/11/12	100,000	100,000,000

Toronto-Dominion Bank(d)	0.29%	01/12/12	200,000	200,000,000

Toronto-Dominion Bank	0.33%	09/08/11	150,000	150,000,000

Westpac Banking Corp.	0.29%	11/02/11	200,000	200,000,000

Total Certificates of Deposit (Cost $5,642,802,685)				5,642,802,685

Variable Rate Demand Notes–17.61%(g)
Credit Enhanced–17.61%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	06/01/29	1,000	1,000,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(e)	0.29%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.10%	10/01/35	17,450	17,450,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(e)	0.32%	07/01/26	5,905	5,905,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.16%	05/15/37	17,000	17,000,000

Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.14%	05/15/38	7,500	7,500,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.21%	07/15/28	2,825	2,825,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC– Lloyds TSB Bank PLC)(b)(e)	0.12%	07/01/34	21,410	21,410,000

Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	12/01/22	7,060	7,060,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	10/01/33	3,400	3,400,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	12/01/33	24,025	24,025,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/14	4,550	4,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.16%	07/01/32	$8,185	$8,185,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(e)	0.18%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	12/01/28	325	325,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.14%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/29	4,650	4,650,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(e)	0.48%	07/01/30	3,125	3,125,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/39	25,600	25,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.21%	06/01/35	8,335	8,335,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/27	1,950	1,950,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(e)	0.21%	12/01/21	12,385	12,385,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.22%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	10/01/32	23,555	23,555,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	12/01/32	2,645	2,645,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(e)	0.35%	06/01/35	14,775	14,775,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/33	3,175	3,175,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(e)	0.19%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(e)	0.14%	01/01/37	17,000	17,000,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/39	5,000	5,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.14%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	07/01/22	1,600	1,600,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	06/01/20	13,000	13,000,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	11/01/38	3,535	3,535,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/33	9,000	9,000,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	04/01/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.19%	09/01/37	26,435	26,435,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–Royal Bank of Canada)(b)(e)	0.16%	11/15/34	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(e)	0.19%	08/15/30	$16,040	$16,040,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.19%	11/01/28	610	610,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/16	2,000	2,000,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	03/15/23	5,650	5,650,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.17%	01/01/21	8,705	8,705,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.21%	03/01/34	4,730	4,730,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	07/01/25	43,155	43,155,000

Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.28%	08/01/15	1,200	1,200,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	03/01/19	3,165	3,165,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.18%	08/01/39	6,970	6,970,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/01/30	30,075	30,075,000

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(e)	0.24%	06/01/43	6,000	6,000,000

Dearborn (County of), Indiana (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	04/01/36	7,250	7,250,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.16%	06/15/25	7,440	7,440,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	09/01/36	3,745	3,745,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/36	10,100	10,100,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/39	19,280	19,280,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	01/01/26	15,500	15,500,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	01/01/37	28,180	28,180,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	0.19%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(e)	0.38%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/29	18,080	18,080,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	8,500	8,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

District of Columbia;
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.18%	06/01/27	$5,900	$5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	06/01/27	78,553	78,553,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(c)(e)	0.17%	07/01/24	13,060	13,060,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.21%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.20%	07/01/37	4,000	4,000,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.19%	03/01/30	27,470	27,470,000

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/23	4,200	4,200,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	06/01/37	13,695	13,695,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(e)	0.17%	02/01/35	2,525	2,525,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.21%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/31	3,880	3,879,951

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/33	13,530	13,530,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(e)	0.18%	12/01/21	17,700	17,700,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.38%	09/01/41	5,410	5,410,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(e)	0.21%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/23	4,965	4,965,000

Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	03/01/30	10,000	10,000,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(e)	0.17%	06/01/19	12,035	12,035,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.21%	06/01/19	4,470	4,470,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.18%	06/01/27	10,500	10,500,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	11/01/25	4,900	4,900,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.17%	06/01/24	25,000	25,000,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	02/15/42	4,800	4,800,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(e)	0.21%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.24%	08/01/32	7,800	7,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	01/01/38	$3,785	$3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/15/12	15,390	15,390,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(e)	0.21%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(e)	0.16%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Bank of Montreal)(b)(e)	0.16%	11/15/37	18,005	18,005,000

Hillsborough (County of), Florida Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.31%	03/01/25	4,350	4,350,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	10/01/14	4,045	4,045,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	03/01/20	7,800	7,800,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	02/01/40	9,700	9,700,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(e)	0.20%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Harris, N.A.)(c)(e)	0.20%	10/01/17	2,500	2,500,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB of Chicago)	0.21%	06/01/40	4,925	4,925,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.13%	01/01/16	385	385,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)(e)	0.21%	09/01/24	1,300	1,300,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	08/01/28	1,300	1,300,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	08/01/35	5,150	5,150,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	02/15/35	7,565	7,565,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(e)	0.35%	05/01/14	250	250,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	06/01/29	3,200	3,200,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(e)	0.21%	08/15/33	8,555	8,555,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(e)	0.30%	06/01/17	2,445	2,445,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	04/01/39	7,500	7,500,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	04/01/32	17,600	17,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	08/01/15	$1,450	$1,450,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(e)	0.21%	11/01/19	5,200	5,200,000

Illinois (State of) Finance Authority (St. Xavier University);
Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/32	5,785	5,785,000

Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/40	2,930	2,930,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(e)	0.49%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(e)	0.17%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(e)	0.14%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	08/15/25	13,065	13,065,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(e)	0.20%	01/01/29	2,000	2,000,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(e)	0.21%	10/01/33	5,600	5,600,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.23%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–Harris N.A.)(e)	0.18%	06/01/29	5,800	5,800,000

Series 2004, VRD RB (LOC–Harris N.A.)(e)	0.16%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.26%	05/01/42	2,580	2,580,000

Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	04/01/24	1,075	1,075,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/32	5,580	5,580,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	08/01/21	14,020	14,020,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/39	49,960	49,960,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.21%	12/01/32	9,320	9,320,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	11/01/37	5,825	5,825,000

Indiana (State of) Finance Authority (Sycamore School); Series 2004, VRD Educational Facilities RB (LOC–U.S. Bank N.A.)(e)	0.20%	08/01/24	3,220	3,220,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.28%	07/01/28	7,100	7,100,000

Indiana (State of) Health Facility Financing Authority (Rehabilitation Hospital of Indiana Inc.); Series 1990, VRD Hospital ACES RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/01/20	12,700	12,700,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.19%	05/15/38	14,000	14,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)	0.22%	05/01/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	05/01/42	$17,000	$17,000,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.30%	02/01/33	3,900	3,900,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.15%	11/01/32	3,000	3,000,000

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC–Harris N.A.)(e)	0.17%	12/01/38	5,500	5,500,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.23%	11/01/31	8,330	8,330,000

Jackson (County of), Missouri Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/18	1,000	1,000,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	06/01/22	2,150	2,150,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	05/01/33	7,300	7,300,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	12/01/39	11,100	11,100,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.21%	08/02/38	1,850	1,850,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.17%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(e)	0.21%	09/01/28	4,725	4,725,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/26	3,785	3,785,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/14	5,035	5,035,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/27	4,305	4,305,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	12/01/37	1,725	1,725,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	01/01/32	4,425	4,425,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/28	1,870	1,870,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/32	5,170	5,170,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/28	2,095	2,095,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	04/01/35	7,500	7,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System);
Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/41	$34,000	$34,000,000

Series 2008 D, VRD RB (LOC–TD Bank, N.A.)(e)	0.09%	07/01/41	9,450	9,450,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(e)	0.17%	07/01/32	52,935	52,935,000

Massachusetts (State of) Development Finance Agency (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	03/01/15	1,175	1,174,907

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/46	8,700	8,700,000

Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(e)	0.21%	12/01/46	54,800	54,800,000

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.15%	07/01/38	8,600	8,600,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(e)	0.17%	03/01/39	7,200	7,200,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.30%	01/01/44	408	408,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	12/01/26	6,545	6,545,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/30	20,755	20,755,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/30	16,140	16,140,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/38	5,850	5,850,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	10/15/42	24,785	24,785,000

Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.21%	10/01/40	655	655,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	11/15/39	20,200	20,200,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	11/15/39	18,690	18,690,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(e)	0.21%	09/01/40	6,245	6,245,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.19%	01/01/25	3,295	3,295,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.24%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	04/01/37	12,300	12,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(b)(e)	0.18%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.18%	12/01/31	14,570	14,570,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	10/01/33	14,750	14,750,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.20%	07/01/29	3,260	3,260,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.14%	02/01/40	$8,895	$8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/39	6,675	6,675,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.18%	05/01/26	4,450	4,450,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/01/38	46,500	46,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP– FNMA)	0.22%	08/15/31	3,065	3,065,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(c)(e)	0.35%	11/01/27	3,330	3,330,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.17%	07/01/38	12,595	12,595,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/25	9,180	9,180,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facilities RB (LOC–Bank of America, N.A.)(e)	0.18%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.21%	07/15/36	7,575	7,574,629

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	425	424,790

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	12/01/24	3,355	3,355,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	10/01/33	15,275	15,275,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	09/01/37	1,300	1,300,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	07/01/38	3,695	3,695,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	06/15/32	41,000	41,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(e)	0.16%	11/01/36	9,725	9,725,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.20%	04/01/32	7,040	7,040,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	08/01/36	1,925	1,925,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	07/01/34	9,005	9,005,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/27	3,065	3,065,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

North Carolina (State of) Capital Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	08/01/14	$2,185	$2,185,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(e)	0.18%	01/01/19	7,855	7,855,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/29	2,255	2,255,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.29%	11/01/26	8,340	8,340,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/17	8,090	8,090,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.32%	06/01/31	7,765	7,765,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(e)	0.17%	11/01/33	3,945	3,945,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	09/01/34	28,575	28,575,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	12/01/27	4,610	4,610,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	12/01/31	28,070	28,070,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.18%	11/01/30	8,365	8,365,000

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(e)	0.21%	09/01/36	3,815	3,815,000

Olathe (City of), Kansas (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/18	2,235	2,235,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(e)	0.38%	07/01/16	7,210	7,210,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	08/01/34	72,000	72,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.24%	10/15/38	4,000	4,000,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(e)	0.19%	07/01/32	17,135	17,135,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/21	7,475	7,475,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/30	4,600	4,600,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(e)	0.22%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.21%	05/01/20	2,650	2,650,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	11/01/34	5,100	5,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	02/01/34	$6,960	$6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(e)	0.17%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	10/01/29	4,300	4,300,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.23%	07/01/27	18,645	18,645,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.19%	12/01/24	5,235	5,235,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.19%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.17%	07/01/26	3,400	3,400,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	06/01/39	1,085	1,085,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	11/01/27	16,020	16,020,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.22%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(e)	0.21%	12/01/31	5,400	5,400,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(e)	0.19%	05/01/19	2,095	2,095,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.17%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	07/01/36	6,555	6,555,000

South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	12/01/22	2,000	2,000,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.18%	11/15/35	2,565	2,564,951

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	11/01/32	34,640	34,640,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/28	9,710	9,710,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	03/01/28	6,502	6,502,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	01/01/33	9,265	9,265,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(e)	0.03%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	06/01/38	9,700	9,700,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(c)(e)	0.28%	10/01/21	3,300	3,300,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.14%	11/15/43	11,905	11,905,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/40	$5,150	$5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.22%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.35%	03/01/29	3,000	3,000,000

Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.16%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.20%	03/01/29	1,070	1,070,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/33	11,000	11,000,000

Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(e)	0.41%	03/01/42	1,530	1,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(e)	0.15%	11/15/50	3,500	3,500,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.17%	07/01/47	20,100	20,100,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(e)	0.32%	05/01/42	13,690	13,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	07/01/33	18,205	18,205,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.22%	07/01/41	13,125	13,125,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	01/15/22	5,000	5,000,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(c)(e)	0.21%	07/01/26	38,085	38,085,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.12%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.15%	09/01/38	16,100	16,100,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.17%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.45%	10/01/24	2,780	2,780,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	750	750,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(e)	0.20%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.16%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	10/01/30	20,200	20,200,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.20%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.20%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	07/01/44	8,000	8,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.21%	09/01/38	$2,000	$2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.20%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(e)	0.20%	10/01/19	3,100	3,100,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.23%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/43	28,000	28,000,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.20%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.21%	04/01/34	4,790	4,790,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.21%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(e)	0.21%	04/01/22	7,770	7,770,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	12/01/24	7,715	7,715,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.20%	12/01/38	5,265	5,265,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	08/15/34	44,400	44,400,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	06/01/37	6,685	6,685,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	04/01/35	9,900	9,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	06/01/39	9,605	9,605,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/36	10,700	10,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	01/15/36	33,265	33,265,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.12%	12/01/26	5,485	5,485,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.12%	08/01/30	5,900	5,900,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	05/01/30	19,300	19,300,000

Total Variable Rate Demand Notes (Cost $3,441,162,228)				3,441,162,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Bonds & Notes–5.48%
ANZ National (Int’l) Ltd. Sr. Unsec. Gtd. MTN(b)(c)(d)	0.95%	09/23/11	$140,000	$140,055,672

ING Bank N.V. Sr. Unsec. Notes(b)(c)(d)	1.07%	02/09/12	75,000	75,261,200

JPMorgan Chase Bank N.A. Sr. Unsec. Notes(d)	0.28%	09/07/12	200,000	200,000,000

Lloyds TSB Bank PLC Sr. Unsec. Euro MTN(b)(d)	0.90%	12/02/11	105,000	105,166,158

Rabobank Nederland Sr. Unsec. Notes(b)(c)(d)	0.43%	09/14/12	50,000	50,000,000

Royal Bank of Canada Sr. Unsec. Notes(b)(c)(d)	0.30%	08/31/12	200,000	200,000,000

Svenska Handelsbanken A.B. Notes(c)(d)	0.29%	09/07/12	150,000	150,000,000

Westpac Banking Corp. Sr. Unsec. Notes(b)(c)(d)	0.29%	09/06/12	150,000	150,000,000

Total Other Bonds & Notes (Cost $1,070,483,030)				1,070,483,030

TOTAL INVESTMENTS (excluding Repurchase Agreements)–96.36% (Cost $18,831,330,041)				18,831,330,041

			Repurchase
			Amount
Repurchase Agreements–4.01%(h)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by U.S. Treasury obligations valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	166,633,027	$166,632,842

Deutsche Bank Securities Inc., Joint agreement dated 08/31/11, maturing value of $1,000,045,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,190; 0%-11.25%, 10/20/11-02/15/40)	0.05%	09/01/11	500,000,694	500,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/11, aggregate maturing value of $500,000,972 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 3.42%-5.50%, 08/01/18-08/15/46)	0.07%	09/01/11	17,187,253	17,187,220

Wells Fargo Securities, LLC, Term agreement dated 08/17/11, maturing value $100,027,556 (collateralized by Corporate obligations valued at $105,000,001; 0%-4.80%, 09/15/11-02/10/51)	0.31%	09/19/11	100,027,556	100,000,000

Total Repurchase Agreements (Cost $783,820,062)				783,820,062

TOTAL INVESTMENTS(i)(j)–100.37% (Cost $19,615,150,103)				19,615,150,103

OTHER ASSETS LESS LIABILITIES–(0.37)%				(72,370,309)

NET ASSETS–100.00%				$19,542,779,794

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
MTN	– Medium-Term Notes
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Australia: 8.0%; United Kingdom: 7.2%; Netherlands: 5.7%; other countries less than 5% each: 16.0%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $8,257,331,002, which represented 42.25% of the Trust’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(h)	Principal amount equals value at period end. See Note 1J.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Australia Bank Ltd.	5.0%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–72.34%(a)
Asset-Backed Securities–Commercial Loans/Leases–3.53%
Atlantis One Funding Corp.(b)(c)	0.15%	09/02/11	$100,000	$99,999,583

Asset-Backed Securities–Consumer Receivables–24.89%
Amsterdam Funding Corp.(b)	0.20%	09/14/11	45,000	44,996,750

Amsterdam Funding Corp.(b)	0.23%	10/06/11	50,000	49,988,819

Amsterdam Funding Corp.(b)	0.27%	10/12/11	40,000	39,987,700

Barton Capital LLC(b)	0.42%	09/22/11	100,000	99,975,500

Bryant Park Funding LLC(b)	0.21%	09/06/11	129,000	128,996,238

Salisbury Receivables Co. LLC(b)	0.25%	10/26/11	50,000	49,980,903

Sheffield Receivables Corp.(b)	0.20%	10/05/11	54,000	53,989,800

Thames Asset Global Securitization No. 1, Inc.(b)(c)	0.25%	09/19/11	66,708	66,699,661

Thunder Bay Funding, LLC(b)	0.20%	09/01/11	121,000	121,000,000

Windmill Funding Corp.(b)	0.20%	09/01/11	50,000	50,000,000

				705,615,371

Asset-Backed Securities–Fully Supported Bank–14.40%
Crown Point Capital Co., LLC–Series A, (Multi-CEP’S-Liberty Hampshire Co., LLC; agent)(b)(c)	0.28%	09/02/11	30,000	29,999,767

Fairyway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)	0.14%	09/20/11	25,000	24,998,153

Gotham Funding Corp.; (CEP–The Bank of Tokyo-Mitsubishi UFJ, Ltd.)(b)(c)	0.23%	09/21/11	100,000	99,987,222

Gotham Funding Corp.; (CEP–The Bank of Tokyo-Mitsubishi UFJ, Ltd.)(b)(c)	0.23%	09/27/11	23,113	23,109,161

Govco LLC (CEP–Citibank N.A.)(b)	0.17%	09/20/11	100,000	99,991,028

Liberty Street Funding LLC; (CEP–Bank of Nova Scotia)(b)(c)	0.15%	09/07/11	55,000	54,998,625

Liberty Street Funding LLC; (CEP–Bank of Nova Scotia)(b)(c)	0.15%	09/16/11	75,000	74,995,312

				408,079,268

Asset-Backed Securities–Multi-Purpose–18.84%
Chariot Funding, LLC/Ltd.(b)	0.16%	09/26/11	59,200	59,193,422

Charta, LLC(b)	0.17%	09/26/11	25,000	24,997,048

Ciesco, LLC(b)	0.18%	09/12/11	35,000	34,998,075

Falcon Asset Securitization Corp.(b)	0.16%	09/29/11	70,000	69,991,289

Gemini Securitization Corp., LLC(b)	0.22%	09/07/11	65,000	64,997,617

Gemini Securitization Corp., LLC(b)	0.24%	09/12/11	40,000	39,997,067

Jupiter Securitization Corp.(b)	0.14%	09/12/11	40,000	39,998,289

Jupiter Securitization Corp.(b)	0.14%	10/04/11	75,000	74,990,375

Mont Blanc Capital Corp.(b)(c)	0.30%	09/22/11	50,000	49,991,250

Nieuw Amsterdam Receivables Corp.(b)(c)	0.23%	10/03/11	75,000	74,984,667

				534,139,099

Asset-Backed Securities–Securities–4.41%
Aspen Funding Corp.(b)	0.27%	09/14/11	75,000	74,992,688

Newport Funding Corp.(b)	0.25%	09/21/11	50,015	50,008,053

				125,000,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–4.76%
Metlife Short Term Funding LLC(b)	0.16%	09/08/11	$25,000	$24,999,222

Metlife Short Term Funding LLC(b)	0.19%	10/13/11	60,000	59,986,700

Metlife Short Term Funding LLC(b)	0.20%	09/15/11	50,000	49,996,111

				134,982,033

Regional Banks–1.51%
Banque et Caisse d’Epargne de l’Etat(c)	0.29%	09/09/11	42,750	42,747,245

Total Commercial Paper (Cost $2,050,563,340)				2,050,563,340

Variable Rate Demand Notes–18.54%(d)
Credit Enhanced–18.54%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.14%	05/15/38	3,825	3,825,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.21%	10/01/25	4,785	4,785,000

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC– Bank of New York Mellon)(e)	0.17%	12/15/18	7,400	7,400,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	12/01/28	5,200	5,200,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.22%	12/15/34	3,355	3,355,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/29	5,900	5,900,000

Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	02/01/31	6,585	6,585,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	03/01/29	5,870	5,870,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/40	870	870,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.14%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.14%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/39	7,000	7,000,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society);
Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.18%	06/01/37	5,000	5,000,000

Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.18%	06/01/15	4,895	4,895,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.21%	03/01/34	2,600	2,600,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	31,500	31,500,000

Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	10/01/32	6,640	6,640,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.20%	12/01/28	6,260	6,260,000

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(c)(e)	0.15%	01/01/18	3,970	3,970,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.21%	03/01/30	1,800	1,800,000

Hazleton (City of), Pennsylvania Industrial Development Authority (MMI Preparatory School); Series 1999, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.21%	10/01/24	3,240	3,240,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	04/01/24	$4,070	$4,070,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.16%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	08/15/25	7,900	7,900,000

Illinois (State of) Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(b)(e)	0.38%	07/01/41	8,000	8,000,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	02/01/39	3,700	3,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.15%	11/01/32	1,500	1,500,000

Jackson Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.23%	11/01/31	6,100	6,100,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	06/01/22	3,550	3,550,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.18%	07/15/33	3,830	3,830,000

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(e)	0.28%	12/01/19	4,320	4,320,000

Manatee (County of), Florida (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/25	4,000	4,000,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/33	5,130	5,130,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(e)	0.20%	04/01/28	5,275	5,275,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.15%	10/01/38	7,080	7,080,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	06/01/37	14,946	14,946,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/38	21,080	21,080,000

Michigan (State of) Strategic Fund (Consumers Energy Co.) Series 2008, Ref. VRD Limited Obligation RB (LOC–Bank of Nova Scotia)(c)(e)	0.13%	04/15/18	5,700	5,700,000

Mississippi (State of) Development Bank (Harrison County); Series 2008 A-1, Ref. VRD Special GO Bonds (LOC–Bank of America, N.A.)(e)	0.28%	10/01/17	500	500,000

Mississippi Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.18%	12/01/31	27,270	27,270,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/35	5,735	5,735,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.18%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(e)	0.17%	07/01/38	15,195	15,195,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP– FHLMC)	0.22%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	01/01/24	34,500	34,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(e)	0.18%	04/01/32	$5,800	$5,800,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.20%	04/01/32	5,755	5,755,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.24%	09/01/27	3,885	3,885,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/23	6,640	6,640,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	12/01/37	1,000	1,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.24%	10/15/38	1,600	1,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.21%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	03/01/19	2,885	2,885,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(e)	0.17%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(e)	0.20%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	11/01/25	3,400	3,400,000

San Antonio (City of) Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	12/01/27	100	100,000

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	12/01/22	5,100	5,100,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(c)(e)	0.36%	12/01/30	200	200,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.22%	04/15/27	5,600	5,600,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–TD Bank, N.A.)(e)	0.17%	11/15/23	10,270	10,270,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	06/01/30	4,400	4,400,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.13%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(e)	0.18%	06/01/35	5,810	5,810,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.22%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	03/01/36	6,380	6,380,000

Total Variable Rate Demand Notes (Cost $525,326,000)				525,326,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.88% (Cost $2,575,889,340)				2,575,889,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–14.38%(f)
Wells Fargo Securities, LLC, Joint agreement dated 08/31/11, aggregate maturing value of $500,000,972 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 3.42%-5.50%, 08/01/18-08/15/46) (Cost $407,580,232)	0.07%	09/01/11	$407,581,025	$407,580,232

TOTAL INVESTMENTS(g)(h)–105.26% (Cost $2,983,469,572)				2,983,469,572

OTHER ASSETS LESS LIABILITIES–(5.26)%				(148,957,618)

NET ASSETS–100.00%				2,834,511,954

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $2,023,841,095, which represented 71.40% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 7.9%; Canada: 6.1%; other countries less than 5% each: 10.7%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Also represents cost for federal income tax purposes.
(h)	Entities may either issue, guaranteed, backed or otherwise enhanced the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater then 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–34.98%
U.S. Treasury Bills–25.10%(a)
U.S. Treasury Bills	0.09%	09/01/11	$150,000	$150,000,000

U.S. Treasury Bills	0.16%	09/01/11	250,000	250,000,000

U.S. Treasury Bills	0.04%	09/08/11	195,000	194,998,483

U.S. Treasury Bills	0.11%	09/22/11	150,000	149,990,375

U.S. Treasury Bills	0.17%	09/22/11	200,000	199,980,750

U.S. Treasury Bills	0.13%	09/29/11	150,000	149,984,833

U.S. Treasury Bills	0.17%	09/29/11	200,000	199,973,167

U.S. Treasury Bills	0.18%	10/06/11	173,000	172,970,145

U.S. Treasury Bills	0.12%	10/13/11	150,000	149,978,825

U.S. Treasury Bills	0.06%	10/27/11	175,000	174,985,028

U.S. Treasury Bills	0.07%	10/27/11	100,000	99,989,578

U.S. Treasury Bills	0.07%	10/27/11	100,000	99,989,422

U.S. Treasury Bills	0.06%	01/12/12	150,000	149,963,979

U.S. Treasury Bills	0.27%	01/12/12	150,000	149,849,267

U.S. Treasury Bills	0.06%	01/19/12	150,000	149,964,417

U.S. Treasury Bills	0.07%	01/19/12	200,000	199,945,556

U.S. Treasury Bills	0.11%	01/19/12	150,000	149,937,583

U.S. Treasury Bills	0.08%	01/26/12	150,000	149,947,938

U.S. Treasury Bills	0.10%	01/26/12	100,000	99,959,983

U.S. Treasury Bills	0.11%	01/26/12	150,000	149,932,625

U.S. Treasury Bills	0.13%	02/02/12	150,000	149,916,583

U.S. Treasury Bills	0.07%	02/09/12	195,000	194,938,954

U.S. Treasury Bills	0.08%	02/16/12	100,000	99,963,833

U.S. Treasury Bills	0.08%	02/16/12	100,000	99,962,667

				3,737,123,991

U.S. Treasury Notes–9.88%
U.S. Treasury Notes	1.00%	09/30/11	145,000	145,106,868

U.S. Treasury Notes	4.50%	09/30/11	100,000	100,349,869

U.S. Treasury Notes	1.00%	10/31/11	200,000	200,294,677

U.S. Treasury Notes	4.63%	10/31/11	125,000	125,925,311

U.S. Treasury Notes	0.75%	11/30/11	200,000	200,338,132

U.S. Treasury Notes	0.88%	01/31/12	303,000	303,968,418

U.S. Treasury Notes	1.38%	02/15/12	150,000	150,870,679

U.S. Treasury Notes	0.88%	02/29/12	243,000	243,919,971

				1,470,773,925

Total U.S. Treasury Securities (Cost $5,207,897,916)				5,207,897,916

TOTAL INVESTMENTS (excluding Repurchase Agreements)–34.98% (Cost $5,207,897,916)				5,207,897,916

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–64.99%(b)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by a U.S. Treasury obligation valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	$27,140,042	$27,140,012

Barclays Capital Inc., Term agreement dated 07/13/11, maturing value of $800,121,333 (collateralized by U.S. Treasury obligations valued at $821,071,373; 1.25%-3.88%, 04/15/12-04/15/29)(c)	0.06%	10/12/11	800,121,333	800,000,000

Barclays Capital Inc., Term agreement dated 08/02/11, maturing value of $500,094,722 (collateralized by U.S. Treasury obligations valued at $510,000,008; 1.38%-3.38%, 04/15/12-04/15/32)(c)	0.11%	10/03/11	500,094,722	500,000,000

Barclays Capital Inc., Term agreement dated 08/15/11, maturing value of $600,073,500 (collateralized by U.S. Treasury obligations valued at $612,446,189; 1.38%-4.75%, 04/15/12-02/15/37)(c)	0.07%	10/17/11	600,073,500	600,000,000

BMO Capital Markets Corp., Agreement dated 08/31/11, maturing value $250,000,278 (collateralized by U.S. Treasury obligations valued at $255,000,070; 0%-7.63%, 10/20/11-02/15/25)	0.04%	09/01/11	250,000,278	250,000,000

BNP Paribas Securities Corp., Agreement dated 08/31/11, maturing value $950,001,056 (collateralized by U.S. Treasury obligations valued at $969,000,039; 0.13%-2.75%, 02/28/13-01/31/15)	0.04%	09/01/11	950,001,056	950,000,000

BNP Paribas Securities Corp., Term agreement dated 07/21/11, maturing value $700,071,167 (collateralized by U.S. Treasury obligations valued at $714,000,016; 0%-8.50%, 10/31/11-08/15/40)(c)	0.06%	09/20/11	700,071,167	700,000,000

BNP Paribas Securities Corp., Term agreement dated 08/15/11, maturing value $600,036,167 (collateralized by U.S. Treasury obligations valued at $612,000,093; 0.50%-3.38%, 01/15/12-01/15/28)(c)	0.07%	09/15/11	600,036,167	600,000,000

CIBC World Markets Corp., Agreement dated 08/31/11, maturing value of $100,000,139 (collateralized by U.S. Treasury obligations valued at $102,003,714; 0.38%-4.38%, 10/31/12-08/15/41)	0.05%	09/01/11	100,000,139	100,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 08/31/11, maturing value of $250,000,347 (collateralized by U.S. Treasury obligations valued at $255,002,058; 0%-11.25%, 02/15/15-08/15/40)	0.05%	09/01/11	250,000,347	250,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 08/05/11, maturing value of $500,041,667 (collateralized by U.S. Treasury obligations valued at $510,003,084; 0%, 08/15/14-05/15/37)	0.05%	10/04/11	500,041,667	500,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 07/12/11, aggregate maturing value of $1,000,045,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,190; 0%-11.25%, 10/20/11-02/15/40)(c)	0.05%	09/15/11	500,045,139	500,000,000

Deutsche Bank Securities Inc., Term agreement dated 07/05/11, maturing value of $700,073,500 (collateralized by U.S. Treasury obligations valued at $714,000,038; 0%-9.25%, 09/15/11-08/15/41)(c)	0.06%	09/01/11	700,073,500	700,000,000

HSBC Securities (USA) Inc., Agreement dated 08/31/11, maturing value $500,000,694 (collateralized by U.S. Treasury obligations valued at $510,002,252; 0.13%-2.50%, 04/15/16-07/15/21)	0.05%	09/01/11	500,000,694	500,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 08/31/11, maturing value $200,000,222 (collateralized by U.S. Treasury obligations valued at $204,000,021; 2.00%, 11/30/13)	0.04%	09/01/11	200,000,222	200,000,000

Morgan Stanley, Agreement dated 08/31/11, maturing value $200,000,222 (collateralized by U.S. Treasury obligations valued at $204,000,091; 0%-3.13%, 01/19/12-08/31/13)	0.04%	09/01/11	200,000,222	200,000,000

RBS Securities Inc., Agreement dated 08/31/11, maturing value $500,000,694 (collateralized by U.S. Treasury obligations valued at $510,004,587; 0.63%-3.00%, 07/15/12-01/15/21)	0.05%	09/01/11	500,000,694	500,000,000

RBS Securities Inc., Term agreement dated 08/15/11, maturing value $300,025,000 (collateralized by U.S. Treasury obligations valued at $306,003,544; 0.13%-0.50%, 04/15/15-04/15/16)(c)	0.05%	10/14/11	300,025,000	300,000,000

Societe Generale, Agreement dated 08/31/11, maturing value of $1,250,001,736 (collateralized by U.S. Treasury obligations valued at $1,275,000,063; 0%-7.88%, 10/20/11-08/15/41)	0.05%	09/01/11	1,250,001,736	1,250,000,000

Wells Fargo Securities, LLC, Agreement dated 08/31/11, maturing value $250,000,278 (collateralized by U.S. Treasury obligations valued at $255,000,705; 0%-11.25%, 09/01/11-02/15/41)	0.04%	09/01/11	250,000,278	250,000,000

Total Repurchase Agreements (Cost $9,677,140,012)				9,677,140,012

TOTAL INVESTMENTS(d)–99.97% (Cost $14,885,037,928)				14,885,037,928

OTHER ASSETS LESS LIABILITIES–0.03%				4,158,105

NET ASSETS–100.00%				$14,889,196,033

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1J.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–56.87%
Federal Farm Credit Bank (FFCB)–5.56%
Bonds(a)	0.13%	09/20/11	$40,000	$39,999,789

Bonds(a)	0.12%	12/16/11	75,000	74,999,456

Bonds(a)	0.21%	07/19/12	80,000	80,000,000

Bonds(a)	0.18%	08/08/12	52,920	52,909,961

Bonds(a)	0.19%	08/15/12	80,000	79,992,372

Bonds(a)	0.23%	08/17/12	80,000	79,976,646

Disc. Notes(b)	0.09%	11/08/11	25,000	24,995,750

Disc. Notes(b)	0.09%	11/09/11	25,000	24,995,688

Disc. Notes(b)	0.28%	11/17/11	75,000	74,954,281

				532,823,943

Federal Home Loan Bank (FHLB)–23.71%
Unsec. Bonds(a)	0.13%	09/09/11	50,000	49,999,448

Unsec. Bonds(a)	0.30%	09/13/11	25,000	25,000,000

Unsec. Bonds(a)	0.17%	09/23/11	85,000	84,998,971

Unsec. Bonds	0.10%	01/11/12	75,000	74,993,544

Unsec. Bonds	0.14%	01/17/12	45,000	44,994,408

Unsec. Bonds	0.10%	01/18/12	75,000	74,990,689

Unsec. Bonds	0.10%	01/19/12	151,000	150,980,393

Unsec. Bonds(a)	0.29%	01/20/12	80,000	79,996,916

Unsec. Bonds	0.13%	01/23/12	71,000	71,002,055

Unsec. Bonds	0.12%	02/13/12	130,000	129,980,793

Unsec. Bonds	0.13%	02/13/12	65,000	64,994,513

Unsec. Bonds	0.12%	02/15/12	140,000	139,980,368

Unsec. Bonds	0.12%	02/23/12	75,000	74,984,478

Unsec. Bonds	0.12%	02/27/12	75,000	74,981,939

Unsec. Bonds	0.12%	02/27/12	80,000	79,982,000

Unsec. Bonds(a)	0.14%	07/13/12	95,000	94,995,899

Unsec. Bonds(a)	0.15%	07/13/12	60,000	60,000,000

Unsec. Bonds(a)	0.14%	07/19/12	80,000	80,000,000

Unsec. Disc. Notes(b)	0.00%	09/01/11	23,424	23,424,063

Unsec. Disc. Notes(b)	0.11%	09/14/11	50,000	49,998,014

Unsec. Disc. Notes(b)	0.09%	09/15/11	100,000	99,996,500

Unsec. Disc. Notes(b)	0.09%	10/24/11	50,000	49,993,375

Unsec. Disc. Notes(b)	0.13%	11/02/11	56,000	55,987,462

Unsec. Disc. Notes(b)	0.15%	05/15/12	50,000	49,946,458

Unsec. Disc. Notes(b)	0.16%	06/15/12	40,000	39,948,800

Unsec. Global Bonds	0.17%	09/16/11	110,000	109,998,686

Unsec. Global Bonds	0.26%	11/17/11	50,455	50,469,377

Unsec. Global Bonds	0.09%	01/23/12	50,000	49,993,646

Unsec. Global Bonds	0.12%	02/24/12	80,000	79,981,314

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Global Bonds(a)	0.13%	07/19/12	$75,000	$74,990,103

Unsec. Global Bonds	0.26%	08/28/12	80,000	80,000,000

				2,271,584,212

Federal Home Loan Mortgage Corp. (FHLMC)–12.34%
Sr. Unsec Global Notes	5.50%	09/15/11	90,000	90,184,243

Unsec. Disc. Notes(b)	0.10%	09/01/11	25,000	25,000,000

Unsec. Disc. Notes(b)	0.17%	09/20/11	50,000	49,995,514

Unsec. Disc. Notes(b)	0.09%	09/27/11	50,000	49,996,750

Unsec. Disc. Notes(b)	0.12%	09/27/11	30,000	29,997,400

Unsec. Disc. Notes(b)	0.16%	10/03/11	55,000	54,992,178

Unsec. Disc. Notes(b)	0.10%	10/04/11	31,000	30,997,158

Unsec. Disc. Notes(b)	0.17%	10/04/11	100,000	99,984,417

Unsec. Disc. Notes(b)	0.10%	10/06/11	100,000	99,990,278

Unsec. Disc. Notes(b)	0.10%	10/12/11	50,000	49,994,305

Unsec. Disc. Notes(b)	0.11%	10/18/11	35,000	34,994,974

Unsec. Disc. Notes(b)	0.20%	10/18/11	60,000	59,984,725

Unsec. Disc. Notes(b)	0.20%	10/19/11	50,000	49,986,667

Unsec. Disc. Notes(b)	0.13%	10/31/11	40,000	39,991,333

Unsec. Disc. Notes(b)	0.10%	11/07/11	50,000	49,990,694

Unsec. Disc. Notes(b)	0.11%	11/08/11	50,000	49,989,611

Unsec. Disc. Notes(b)	0.13%	11/21/11	50,000	49,985,375

Unsec. Disc. Notes(b)	0.13%	02/06/12	50,000	49,971,472

Unsec. Disc. Notes(b)	0.14%	02/06/12	40,000	39,975,422

Unsec. Disc. Notes(b)	0.13%	03/01/12	50,000	49,967,139

Unsec. Disc. Notes(b)	0.15%	03/20/12	50,000	49,958,125

Unsec. Global Notes(a)	0.07%	11/09/11	50,000	49,993,216

Unsec. MTN(a)	0.19%	09/26/11	26,000	26,000,367

				1,181,921,363

Federal National Mortgage Association (FNMA)–14.01%
Unsec. Disc. Notes(b)	0.11%	09/01/11	75,000	75,000,000

Unsec. Disc. Notes(b)	0.16%	09/01/11	50,000	50,000,000

Unsec. Disc. Notes(b)	0.11%	09/06/11	75,000	74,998,854

Unsec. Disc. Notes(b)	0.12%	09/13/11	75,000	74,997,000

Unsec. Disc. Notes(b)	0.18%	09/21/11	55,400	55,394,383

Unsec. Disc. Notes(b)	0.11%	11/01/11	60,000	59,988,817

Unsec. Disc. Notes(b)	0.10%	11/09/11	49,500	49,490,513

Unsec. Disc. Notes(b)	0.11%	11/09/11	47,000	46,990,091

Unsec. Disc. Notes(b)	0.11%	11/10/11	60,000	59,987,167

Unsec. Disc. Notes(b)	0.11%	11/15/11	50,000	49,988,542

Unsec. Disc. Notes(b)	0.12%	11/16/11	88,830	88,807,496

Unsec. Disc. Notes(b)	0.07%	01/04/12	65,000	64,984,201

Unsec. Disc. Notes(b)	0.14%	01/09/12	45,000	44,977,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal National Mortgage Association (FNMA)–(continued)

Unsec. Disc. Notes(b)	0.13%	01/11/12	$62,000	$61,970,447

Unsec. Disc. Notes(b)	0.12%	01/17/12	75,000	74,965,500

Unsec. Disc. Notes(b)	0.16%	01/18/12	85,000	84,947,489

Unsec. Disc. Notes(b)	0.13%	02/08/12	65,000	64,962,444

Unsec. Disc. Notes(b)	0.14%	02/16/12	65,000	64,957,533

Unsec. Disc. Notes(b)	0.14%	02/17/12	65,000	64,957,281

Unsec. Disc. Notes(b)	0.15%	03/01/12	50,000	49,962,083

Unsec. Global Notes(a)	0.21%	07/26/12	80,000	80,014,795

				1,342,341,886

Tennessee Valley Authority (TVA)–1.25%
Tennessee Valley Authority Disc. Notes	0.20%	09/22/11	120,000	119,986,000

Total U.S. Government Sponsored Agency Securities (Cost $5,448,657,404)				5,448,657,404

U.S. Treasury Securities–1.56%(b)
U.S. Treasury Bills	0.17%	09/22/11	75,000	74,992,672

U.S. Treasury Bills	0.28%	01/12/12	75,000	74,923,802

Total U.S. Treasury Securities (Cost $149,916,474)				149,916,474

TOTAL INVESTMENTS (excluding Repurchase Agreements) (Cost $5,598,573,878)				5,598,573,878

			Repurchase
			Amount
Repurchase Agreements–41.55%(c)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $203,992,668 (collateralized by U.S. Government sponsored agency obligations valued at $208,072,603; 0%, 04/15/18-04/15/30)	0.05%	09/01/11	128,992,564	128,992,385

Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by a U.S. Treasury obligation valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	52,174,801	52,174,743

BMO Capital Markets Corp., Agreement dated 08/31/11, maturing value $200,000,278 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,000,084; 0%-5.25%, 12/31/11-04/25/31)	0.05%	09/01/11	200,000,278	200,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/11, aggregate maturing value $1,000,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $1,020,000,185; 0%-5.25%, 11/02/11-12/11/20)	0.05%	09/01/11	950,001,320	950,000,000

BNP Paribas Securities Corp., Term agreement dated 07/21/11, maturing value $300,035,583 (collateralized by U.S. Government sponsored agency obligations valued at $306,004,343; 0%-10.35%, 10/06/11-09/15/39)(d)	0.07%	09/20/11	300,035,583	300,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/11, aggregate maturing value of $100,000,167 (collateralized by U.S. Government sponsored agency obligations valued at $104,095,707; 0%-8.63%, 09/13/13-09/15/60)	0.06%	09/01/11	40,000,067	40,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/11, aggregate maturing value $350,000,583 (collateralized by U.S. Government sponsored agency obligations valued at $357,002,309; 0.16%-1.88%, 12/30/11-06/21/13)	0.06%	09/01/11	290,000,483	290,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 07/05/11, aggregate maturing value $325,039,813 (collateralized by U.S. Government sponsored agency obligations valued at $331,502,202; 0%-9.80%, 09/07/11-04/01/56)(d)	0.07%	09/06/11	275,033,688	275,000,000

Goldman, Sachs & Co., Joint agreement dated 08/31/11, aggregate maturing value $500,000,694 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,829; 0%-6.63%, 01/17/12-12/30/30)	0.05%	09/01/11	440,000,611	440,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 08/31/11, aggregate maturing value $250,000,278 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,893; 0%-4.63%, 02/27/12-05/04/37)	0.04%	09/01/11	190,000,211	190,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

RBS Securities Inc., Joint agreement dated 08/31/11, aggregate maturing value $500,000,833 (collateralized by U.S. Government sponsored agency obligations valued at $510,003,285; 0%-9.38%, 10/15/11-09/15/39)	0.06%	09/01/11	$440,000,733	$440,000,000

Societe Generale, Joint agreement dated 08/31/11, aggregate maturing value $750,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,405; 0%-5.88%, 11/04/11-04/01/56)	0.06%	09/01/11	675,001,125	675,000,000

Total Repurchase Agreements (Cost $3,981,167,128)				3,981,167,128

TOTAL INVESTMENTS(e)–99.98% (Cost $9,579,741,006)				9,579,741,006

OTHER ASSETS LESS LIABILITIES–0.02%				1,923,085

NET ASSETS–100.00%				$9,581,664,091

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Sr.	– Senior
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–89.56%
Federal Farm Credit Bank (FFCB)–13.56%
Bonds(a)	0.13%	09/20/11	$5,600	$5,599,970

Bonds(a)	0.32%	02/13/12	5,000	5,003,182

Bonds(a)	0.21%	07/19/12	5,000	5,000,000

Bonds(a)	0.22%	08/03/12	20,000	19,999,065

Bonds(a)	0.19%	08/15/12	5,000	4,999,523

Disc. Notes(b)	0.16%	09/21/11	15,000	14,998,667

Disc. Notes(b)	0.01%	09/26/11	10,000	9,999,931

Disc. Notes(b)	0.29%	11/17/11	7,169	7,164,630

				72,764,968

Federal Home Loan Bank (FHLB)–72.28%
Unsec. Bonds(a)	0.13%	09/09/11	8,100	8,099,911

Unsec. Bonds(a)	0.30%	09/13/11	5,000	5,000,000

Unsec. Bonds(a)	0.17%	09/23/11	5,000	4,999,939

Unsec. Bonds(a)	0.28%	10/20/11	5,000	5,000,000

Unsec. Bonds	0.10%	01/11/12	5,000	4,999,321

Unsec. Bonds	0.10%	01/19/12	10,000	9,998,618

Unsec. Bonds(a)	0.29%	01/20/12	5,000	4,999,807

Unsec. Bonds	0.13%	01/23/12	5,000	5,000,145

Unsec. Bonds	0.12%	02/23/12	5,000	4,998,965

Unsec. Bonds(a)	0.14%	07/13/12	10,000	9,999,568

Unsec. Bonds(a)	0.14%	07/19/12	5,000	5,000,000

Unsec. Disc. Notes(b)	0.00%	09/01/11	126,576	126,575,937

Unsec. Disc. Notes(b)	0.09%	09/06/11	10,000	9,999,875

Unsec. Disc. Notes(b)	0.05%	09/07/11	15,000	14,999,875

Unsec. Disc. Notes(b)	0.04%	10/07/11	10,000	9,999,600

Unsec. Disc. Notes(b)	0.07%	10/07/11	10,000	9,999,300

Unsec. Disc. Notes(b)	0.13%	10/07/11	8,000	7,998,960

Unsec. Disc. Notes(b)	0.14%	10/14/11	15,000	14,997,492

Unsec. Disc. Notes(b)	0.18%	10/26/11	7,500	7,497,938

Unsec. Disc. Notes(b)	0.10%	11/16/11	10,000	9,997,889

Unsec. Disc. Notes(b)	0.10%	11/25/11	10,000	9,997,639

Unsec. Disc. Notes(b)	0.07%	12/15/11	5,000	4,998,979

Unsec. Disc. Notes(b)	0.09%	12/28/11	5,000	4,998,525

Unsec. Disc. Notes(b)	0.10%	01/11/12	5,000	4,998,167

Unsec. Disc. Notes(b)	0.07%	01/18/12	5,230	5,228,586

Unsec. Disc. Notes(b)	0.12%	01/18/12	7,500	7,496,525

Unsec. Disc. Notes(b)	0.14%	01/20/12	5,000	4,997,258

Unsec. Disc. Notes(b)	0.12%	01/25/12	7,500	7,496,350

Unsec. Disc. Notes(b)	0.10%	02/01/12	10,000	9,995,963

Unsec. Disc. Notes(b)	0.10%	02/03/12	10,000	9,995,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes(b)	0.13%	02/03/12	$7,500	$7,495,802

Unsec. Disc. Notes(b)	0.13%	02/10/12	5,000	4,997,075

Unsec. Disc. Notes(b)	0.13%	02/10/12	5,000	4,996,963

Unsec. Global Bonds	0.17%	09/16/11	20,000	19,999,761

				387,856,427

Tennessee Valley Authority (TVA)–3.72%
Tennessee Valley Authority, Disc. Notes(b)	0.19%	09/22/11	10,000	9,998,892

Disc. Notes(b)	0.20%	09/22/11	10,000	9,998,833

				19,997,725

Total U.S. Government Sponsored Agency Securities (Cost $480,619,120)				480,619,120

U.S. Treasury Securities–15.75%(b)
U.S. Treasury Bills	0.00%	09/01/11	25,000	25,000,000

U.S. Treasury Bills	0.00%	09/08/11	14,000	13,999,997

U.S. Treasury Bills	0.00%	09/15/11	25,000	24,999,952

U.S. Treasury Bills	0.00%	09/22/11	15,000	14,999,991

U.S. Treasury Bills	0.28%	01/12/12	5,500	5,494,412

Total U.S. Treasury Securities (Cost $84,494,352)				84,494,352

TOTAL INVESTMENTS(c)–105.31% (Cost $565,113,472)				565,113,472

OTHER ASSETS LESS LIABILITIES–(5.31)%				(28,503,604)

NET ASSETS–100.00%				$536,609,868

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.39%
Alabama–0.38%
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.16%	05/01/41	$3,000	$3,000,000

Arizona–3.12%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(e)	0.25%	08/01/15	7,460	7,460,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.22%	12/01/37	12,000	12,000,000

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of San Francisco)(a)	0.20%	10/01/25	4,930	4,930,000

				24,390,000

Colorado–5.36%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	07/01/34	2,230	2,230,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	11/01/28	2,500	2,500,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP–FNMA)(a)	0.16%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.49%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.24%	07/01/21	4,565	4,565,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	12/01/34	6,810	6,810,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(d)	0.24%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	12/01/23	2,295	2,295,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(c)(d)	0.36%	12/01/30	12,190	12,190,000

				41,925,000

Connecticut–0.77%
Newtown (Town of); Series 2011, Unlimited Tax GO BAN	1.50%	02/22/12	6,000	6,030,173

District of Columbia–1.21%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.43%	01/01/29	9,497	9,497,000

Florida–5.46%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	12/01/29	6,930	6,930,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.21%	11/15/35	10,990	10,990,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.24%	06/01/22	2,900	2,900,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(e)	0.21%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.31%	11/01/25	1,300	1,300,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.35%	12/01/25	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	09/01/29	$2,450	$2,450,000

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	07/01/32	10,000	9,999,581

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	04/01/20	2,725	2,725,000

				42,694,581

Georgia–3.51%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.27%	01/01/21	5,635	5,635,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.21%	09/01/25	8,390	8,390,000

Gwinnett (County of) Housing Authority (The Greens Apartments) Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.19%	06/15/25	4,100	4,100,000

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	01/01/32	2,200	2,200,000

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	07/01/24	2,700	2,700,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	11/15/32	3,920	3,920,000

Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)(a)	0.17%	06/01/25	500	500,000

				27,445,000

Idaho–0.65%
Idaho (State of); Series 2011, Unlimited GO TAN	2.00%	06/29/12	5,000	5,071,559

Illinois–7.16%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(d)	0.14%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	06/01/36	7,255	7,255,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	03/01/30	4,845	4,845,000

Illinois (State of) Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.49%	01/01/19	4,100	4,100,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.13%	01/01/16	1,340	1,340,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.18%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	08/01/28	12,590	12,590,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.18%	03/01/28	1,100	1,100,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 A, RB(a)	0.43%	12/01/46	5,000	5,000,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	08/01/15	2,300	2,300,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.40%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.19%	06/01/32	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	08/15/25	$2,260	$2,260,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	09/01/32	3,130	3,130,000

				56,040,000

Indiana–1.65%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.29%	08/01/37	2,580	2,580,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.24%	12/01/23	3,850	3,850,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	07/01/27	6,500	6,500,000

				12,930,000

Iowa–0.48%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	10/01/32	640	640,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	02/01/33	1,130	1,130,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.15%	11/01/32	500	500,000

Iowa (State of) Higher Education Loan Authority, (Private Education Working Capital Loan Program–Morningside College); Series 2011 E, RAN (LOC–U.S. Bank, N.A.)(d)	2.00%	05/18/12	1,500	1,515,899

				3,785,899

Kansas–1.32%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(b)	0.22%	03/01/31	3,500	3,500,000

Wichita (City of); Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	6,800	6,800,123

				10,300,123

Maryland–0.29%
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	07/01/28	2,290	2,290,000

Massachusetts–0.61%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	09/01/38	4,800	4,800,000

Michigan–1.17%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.16%	10/15/38	1,870	1,870,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.22%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.60%	09/01/25	1,540	1,540,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	05/01/31	$600	$600,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	11/01/25	3,500	3,500,000

				9,125,000

Minnesota–2.63%
Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	01/01/12	1,200	1,200,000

Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 6-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	04/01/37	5,835	5,835,000

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2010 B, COP	2.00%	09/01/11	3,000	3,000,000

Series 2011 A, COP	2.00%	09/01/11	4,000	4,000,000

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	11/15/31	5,000	5,000,000

St. Paul (City of) Metropolitan Council; Series 2011 B, Ref. Wastewater Unlimited Tax GO Bonds	4.00%	12/01/11	1,500	1,513,352

				20,548,352

Mississippi–1.06%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 E, VRD Gulf Opportunity Zone IDR(a)	0.07%	12/01/30	2,900	2,900,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–FHLB of Dallas)(a)	0.21%	05/01/35	5,365	5,365,000

				8,265,000

Missouri–4.62%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.43%	11/01/27	1,785	1,785,000

Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.31%	11/01/18	1,200	1,200,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC–FHLB of Des Moines)(a)(d)	0.22%	11/01/21	1,950	1,950,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	02/01/28	1,595	1,595,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	04/01/30	2,000	2,000,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.24%	12/01/27	14,500	14,500,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.23%	12/01/15	3,950	3,950,000

St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	04/15/27	9,170	9,170,000

				36,150,000

Nevada–0.90%
Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.15%	06/01/39	7,000	7,000,000

New Hampshire–0.41%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.29%	06/01/28	3,200	3,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–4.66%
North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.27%	04/01/29	$6,000	$6,000,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.29%	08/01/23	2,210	2,210,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	10/01/18	2,400	2,400,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.16%	11/15/28	11,215	11,215,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	02/01/28	4,760	4,760,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.17%	12/01/36	9,900	9,900,000

				36,485,000

Ohio–2.93%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	11/01/40	6,000	6,000,000

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	12/01/32	15,390	15,390,000

Ohio (State of) (Logistics & Distribution Program); Series 2011 A, Development Assistance BAN	0.35%	06/01/12	1,500	1,500,000

				22,890,000

Pennsylvania–6.54%
Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	06/01/35	8,080	8,080,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.23%	09/01/18	2,570	2,570,000

Geisinger Authority (Geisinger Health System); Series 2005 C, VRD RB(a)	0.09%	08/01/28	500	500,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	10/15/25	7,945	7,945,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	09/01/28	7,815	7,815,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(c)(d)	0.17%	07/01/38	7,438	7,438,000

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.23%	04/01/20	1,900	1,900,000

Philadelphia (City of) Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.23%	07/01/27	3,000	3,000,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	07/01/27	11,920	11,920,000

				51,168,000

Rhode Island–5.41%
Rhode Island (State of) Health & Educational Building Corp. (Care New England);
Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	09/01/32	4,655	4,655,000

Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	09/01/37	26,720	26,720,000

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(a)(c)(d)	0.32%	07/01/31	10,950	10,950,000

				42,325,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina–0.90%
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(a)(d)	0.17%	01/01/34	$2,000	$2,000,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)(a)	0.18%	11/15/35	5,000	5,000,000

				7,000,000

Tennessee–1.64%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	04/01/24	1,100	1,100,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	05/15/31	1,375	1,375,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.68%	08/01/19	520	520,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(a)(c)(d)	0.23%	07/01/19	9,800	9,800,000

				12,795,000

Texas–16.62%
Arlington Independent School District; Series 2011 A, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.00%	02/15/12	3,225	3,263,765

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC–BNP Paribas)(a)(b)(c)(d)	0.25%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.13%	11/15/47	2,600	2,600,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	0.82%	03/01/33	5,620	5,620,000

Houston (City of);
Series 2009 H-2, Commercial Paper GO Notes	0.18%	09/06/11	12,800	12,800,000

Series 2009 H-2, Commercial Paper GO Notes	0.22%	10/18/11	7,000	7,000,000

Series 2009 H-2, Commercial Paper GO Notes	0.16%	11/03/11	7,000	7,000,000

Houston Independent School District; Series 2009, Ref. Limited Tax GO Bonds	4.00%	02/15/12	1,000	1,015,919

Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008 A, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	01/01/41	19,500	19,500,000

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	05/01/19	9,100	9,100,000

Pharr-San Juan-Alamo Independent School District; Series 2006, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/01/12	1,025	1,044,884

Richardson Independent School District; Series 2002, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.80%	02/15/12	1,000	1,016,071

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	12/01/27	13,165	13,165,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	12/01/28	22,945	22,945,000

San Antonio (City of); Series 2011, Combination Tax & Revenue Limited Tax Ctfs. of Obligation	2.00%	08/01/12	1,665	1,691,904

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	04/01/26	4,540	4,540,000

Spring Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/12	1,600	1,626,625

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.19%	02/15/27	7,760	7,760,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Texas A&M University System Board of Regents (Health Science Center); Series 2006, Permanent University Fund RB	4.50%	07/01/12	$1,130	$1,169,731

Travis (County of); Series 2011, Limited Tax Ctfs. of Obligation	3.00%	03/01/12	2,300	2,329,958

				130,038,857

Utah–1.17%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	06/01/21	2,700	2,700,000

Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds	2.00%	07/01/12	3,300	3,347,594

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.27%	04/01/42	3,125	3,125,000

				9,172,594

Virginia–4.47%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.19%	10/01/48	4,000	4,000,000

Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.21%	03/01/35	13,185	13,185,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2006, GO Commercial Paper BAN	0.13%	09/07/11	15,000	15,000,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.23%	12/01/19	1,190	1,190,000

				34,945,000

Washington–4.32%
King (County of);
Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	7,000	7,082,164

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	8,500	8,680,789

Lake Tapps Parkway Properties; Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	12/01/19	4,700	4,700,000

Seattle School District No. 1; Series 2007 A, Limited Tax GO Bonds	4.25%	12/01/11	1,000	1,009,735

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	09/01/33	3,385	3,385,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	07/01/22	1,515	1,515,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	08/01/24	2,250	2,250,000

				33,787,688

West Virginia–0.89%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.21%	01/01/34	7,000	7,000,000

Wisconsin–4.32%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–FHLB of Chicago)(a)	0.21%	10/01/42	5,340	5,340,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds(a)	0.15%	02/01/25	20,200	20,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	06/01/37	5,200	5,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.40%	07/01/14	$1,070	$1,070,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.29%	08/15/34	2,000	2,000,000

				33,810,000

Wyoming–2.76%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.16%	11/01/24	5,460	5,460,000

Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(c)(d)	0.15%	01/01/18	3,030	3,030,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.16%	11/01/24	13,060	13,060,000

				21,550,000

TOTAL INVESTMENTS(f)(g)–99.39% (Cost $777,454,826)				777,454,826

OTHER ASSETS LESS LIABILITIES–-0.61%				4,806,920

NET ASSETS–100.00%				$782,261,746

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $49,922,000, which represented 6.38% of the Trust’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 6.6%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	22.6%

Wells Fargo Bank, N.A.	8.4

Federal National Mortgage Association	7.8

Bank of America, N.A.	7.8

PNC Bank, N.A.	6.5

Federal Home Loan Mortgage Corp.	6.5

U.S. Bank, N.A.	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2011

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$18,831,330,041	$2,575,889,340	$5,207,897,916	$5,598,573,878	$565,113,472	$777,454,826

Repurchase agreements, at value and cost	783,820,062	407,580,232	9,677,140,012	3,981,167,128	—	—

Total investments, at value and cost	19,615,150,103	2,983,469,572	14,885,037,928	9,579,741,006	565,113,472	777,454,826

Cash	—	—	—	—	—	1,489,869

Receivable for:
Investments sold	29,515,109	1,840,042	—	—	—	3,035,000

Interest	4,162,897	77,293	6,174,086	2,822,607	36,840	602,457

Fund expenses absorbed	356,427	225,186	1,267,819	604,914	25,152	75,119

Investment for trustee deferred compensation and retirement plans	540,770	253,659	253,618	106,101	49,538	94,831

Other assets	27,045	155,725	33,420	48,133	21,721	64,007

Total assets	19,649,752,351	2,986,021,477	14,892,766,871	9,583,322,761	565,246,723	782,816,109

Liabilities:
Payable for:
Investments purchased	101,357,639	149,971,931	—	—	24,999,951	—

Amount due custodian	—	—	—	—	3,434,559	—

Dividends	1,300,329	78,193	257,128	158,766	9,382	13,768

Accrued fees to affiliates	988,782	304,321	1,718,109	661,600	56,529	96,719

Accrued operating expenses	294,784	69,756	197,604	205,727	37,562	41,635

Trustee deferred compensation and retirement plans	3,031,023	1,085,322	1,397,997	632,577	98,872	402,241

Total liabilities	106,972,557	151,509,523	3,570,838	1,658,670	28,636,855	554,363

Net assets applicable to shares outstanding	$19,542,779,794	$2,834,511,954	$14,889,196,033	$9,581,664,091	$536,609,868	$782,261,746

Net assets consist of:
Shares of beneficial interest	$19,540,288,844	$2,833,454,301	$14,887,523,501	$9,580,893,547	$536,555,321	$782,390,520

Undistributed net investment income	2,549,244	1,057,653	1,298,049	665,566	47,168	(50,202)

Undistributed net realized gain (loss)	(58,294)	—	374,483	104,978	7,379	(78,572)

	$19,542,779,794	$2,834,511,954	$14,889,196,033	$9,581,664,091	$536,609,868	$782,261,746

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2011

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets:
Institutional Class	$15,240,108,881	$1,892,172,704	$5,180,617,899	$5,655,734,288	$376,002,280	$502,025,214

Private investment class	$501,630,183	$267,621,156	$845,022,359	$549,857,186	$47,637,695	$98,842,321

Personal investment class	$107,680,509	$84,450,826	$185,308,690	$14,693,066	$4,800,691	$4,217,713

Cash management class	$1,567,467,868	$451,633,575	$6,379,705,514	$1,674,547,571	$39,368,657	$106,336,213

Reserve class	$90,227,410	$6,788,303	$148,670,928	$70,375,521	$873,567	$18,284,412

Resource class	$177,080,633	$29,213,305	$293,546,783	$272,175,782	$17,084,957	$24,601,977

Corporate class	$1,858,584,310	$102,632,085	$1,856,323,860	$1,344,280,677	$50,842,021	$27,953,896

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	15,238,247,814	1,892,588,974	5,179,960,506	5,655,324,451	375,927,621	502,019,018

Private investment class	501,570,970	267,691,451	844,877,292	549,786,704	47,656,099	98,828,241

Personal investment class	107,669,048	84,390,678	185,213,292	14,688,725	4,800,897	4,214,128

Cash management class	1,567,143,393	451,595,738	6,378,731,604	1,674,429,091	39,362,544	106,359,545

Reserve class	90,226,156	6,789,528	148,641,499	70,371,440	871,674	18,281,949

Resource class	177,042,546	29,184,315	293,469,131	272,125,000	17,081,493	24,599,571

Corporate class	1,858,483,302	102,613,571	1,856,189,618	1,344,214,816	50,842,020	27,954,376

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2011

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$64,523,410	$7,359,137	$18,355,503	$12,636,719	$636,992	$2,501,477

Expenses:
Advisory fees	33,021,124	4,544,757	20,383,326	7,363,909	820,555	1,991,187

Administrative services fees	1,170,423	600,895	917,667	730,917	166,652	260,237

Custodian fees	771,639	117,483	486,565	358,642	19,966	33,732

Distribution fees:
Private Investment Class	2,607,324	1,539,105	4,094,138	2,511,247	222,005	482,490

Personal Investment Class	781,761	706,896	1,318,683	109,681	46,537	37,302

Cash Management Class	2,214,082	486,337	5,419,141	1,210,302	19,183	132,403

Reserve Class	1,098,050	68,897	943,877	1,000,513	14,036	190,957

Resource Class	440,945	206,345	654,318	536,655	26,670	65,377

Corporate Class	670,128	52,908	605,033	317,619	892	4,224

Transfer agent fees	1,981,267	272,685	1,232,121	662,752	41,733	78,353

Trustees’ and officers’ fees and benefits	620,739	96,109	359,410	205,376	25,202	36,917

Other	890,569	236,183	503,788	541,791	136,698	155,577

Total expenses	46,268,051	8,928,600	36,918,067	15,549,404	1,540,129	3,468,756

Less: Fees waived	(11,782,131)	(3,959,167)	(22,115,000)	(6,015,758)	(1,071,192)	(1,359,955)

Net expenses	34,485,920	4,969,433	14,803,067	9,533,646	468,937	2,108,801

Net investment income	30,037,490	2,389,704	3,552,436	3,103,073	168,055	392,676

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	(58,293)	—	495,071	104,979	7,379	(5,583)

Net increase in net assets resulting from operations	$29,979,197	$2,389,704	$4,047,507	$3,208,052	$175,434	$387,093

*	Includes net gains from securities sold to affiliates of $533 and $272 for Government & Agency Portfolio and Government TaxAdvantage Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Changes in Net Assets

For the year ended August 31, 2011 and 2010

	Liquid Assets Portfolio		STIC Prime Portfolio
	August 31,	August 31,	August 31,	August 31,
	2011	2010	2011	2010

Operations:
Net investment income	$30,037,490	$41,344,689	$2,389,704	$3,629,017

Net realized gain (loss)	(58,293)	25,776	—	3,272

Net increase in net assets resulting from operations	29,979,197	41,370,465	2,389,704	3,632,289

Distributions to shareholders from net investment income:
Institutional Class	(25,064,971)	(31,530,180)	(1,914,692)	(2,765,162)

Private Investment Class	(104,657)	(206,226)	(61,778)	(97,642)

Personal Investment Class	(20,916)	(33,631)	(18,886)	(40,487)

Cash Management Class	(1,808,242)	(3,282,358)	(214,666)	(420,402)

Reserve Class	(22,045)	(29,589)	(1,386)	(2,525)

Resource Class	(45,485)	(178,336)	(20,695)	(76,679)

Corporate Class	(2,971,174)	(6,084,369)	(157,601)	(226,071)

Total distributions from net investment income	(30,037,490)	(41,344,689)	(2,389,704)	(3,628,968)

Share transactions–net:
Institutional Class	(1,076,951,392)	(3,947,256,097)	39,264,332	(720,814,255)

Private Investment Class	(207,822,434)	(39,293,459)	(39,362,727)	(122,995,654)

Personal Investment Class	(3,795,941)	(34,185,294)	(4,527,089)	(92,429,254)

Cash Management Class	(1,059,890,679)	(567,045,577)	229,414	(462,695,213)

Reserve Class	(18,744,717)	35,953,650	(1,245,728)	(1,306,574)

Resource Class	(84,339,783)	(538,921,577)	(121,895,207)	(72,423,319)

Corporate Class	(1,816,634,825)	(2,404,930,689)	(168,978,677)	137,728,956

Net increase (decrease) in net assets resulting from share transactions	(4,268,179,771)	(7,495,679,043)	(296,515,682)	(1,334,935,313)

Net increase (decrease) in net assets	(4,268,238,064)	(7,495,653,267)	(296,515,682)	(1,334,931,992)

Net assets:
Beginning of year	23,811,017,858	31,306,671,125	3,131,027,636	4,465,959,628

End of year*	$19,542,779,794	$23,811,017,858	$2,834,511,954	$3,131,027,636

* Includes accumulated undistributed net investment income (loss)	$2,549,244	$2,523,469	$1,057,653	$1,159,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2011 and 2010

			Government &
	Treasury Portfolio		Agency Portfolio
	August 31,	August 31,	August 31,	August 31,
	2011	2010	2011	2010

Operations:
Net investment income	$3,552,436	$5,434,686	$3,103,073	$9,168,708

Net realized gain	495,071	310,786	104,979	134,129

Net increase in net assets resulting from operations	4,047,507	5,745,472	3,208,052	9,302,837

Distributions to shareholders from net investment income:
Institutional Class	(1,646,245)	(2,054,316)	(2,277,120)	(7,254,137)

Private Investment Class	(169,870)	(250,010)	(100,807)	(163,105)

Personal Investment Class	(36,476)	(53,754)	(2,934)	(4,859)

Cash Management Class	(1,131,781)	(2,301,435)	(250,978)	(626,149)

Reserve Class	(19,409)	(15,259)	(20,083)	(31,338)

Resource Class	(67,747)	(108,104)	(53,861)	(112,234)

Corporate Class	(480,896)	(651,808)	(397,290)	(976,886)

Total distributions from net investment income	(3,552,424)	(5,434,686)	(3,103,073)	(9,168,708)

Share transactions–net:
Institutional Class	649,938,568	(351,869,785)	1,112,658,773	(5,271,910,147)

Private Investment Class	60,672,576	(1,483,613,444)	(8,156,568)	(223,264,710)

Personal Investment Class	11,874,463	(38,299,452)	710,512	(3,769,896)

Cash Management Class	1,099,901,588	(6,219,363,410)	631,644,460	(882,048,007)

Reserve Class	96,918,581	22,013,966	(113,478,371)	44,451,192

Resource Class	(115,864,624)	43,981,891	(21,992,305)	(192,362,727)

Corporate Class	302,491,390	(485,776,326)	174,187,597	(628,244,289)

Net increase (decrease) in net assets resulting from share transactions	2,105,932,542	(8,512,926,560)	1,775,574,098	(7,157,148,584)

Net increase (decrease) in net assets	2,106,427,625	(8,512,615,774)	1,775,679,077	(7,157,014,455)

Net assets:
Beginning of year	12,782,768,408	21,295,384,182	7,805,985,014	14,962,999,469

End of year*	$14,889,196,033	$12,782,768,408	$9,581,664,091	$7,805,985,014

* Includes accumulated undistributed net investment income (loss)	$1,298,049	$919,673	$665,566	$531,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2011 and 2010

	Government Tax		Tax-Free Cash
	Advantage Portfolio		Reserve Portfolio
	August 31,	August 31,	August 31,	August 31,
	2011	2010	2011	2010

Operations:
Net investment income	$168,055	$202,328	$392,676	$627,127

Net realized gain	7,379	6,705	(5,583)	(30,074)

Net increase in net assets resulting from operations	175,434	209,033	387,093	597,053

Distributions to shareholders from net investment income:
Institutional Class	(142,820)	(171,437)	(330,463)	(469,361)

Private Investment Class	(14,193)	(12,778)	(19,378)	(44,081)

Personal Investment Class	(1,623)	(2,886)	(998)	(1,823)

Cash Management Class	(4,994)	(5,252)	(28,288)	(69,906)

Reserve Class	(361)	(898)	(3,845)	(4,434)

Resource Class	(3,464)	(8,979)	(6,551)	(29,707)

Corporate Class	(600)	(98)	(3,153)	(7,818)

Total distributions from net investment income	(168,055)	(202,328)	(392,676)	(627,130)

Share transactions–net:
Institutional Class	200,326,458	(360,292,542)	(177,058,455)	(150,282,445)

Private Investment Class	19,214,381	(14,500,490)	(20,076,002)	(87,472,620)

Personal Investment Class	(1,793,379)	(5,523,164)	(3,296,510)	100,130

Cash Management Class	29,558,474	(15,921,040)	(21,918,412)	(232,165,646)

Reserve Class	30,018	(4,903,731)	3,542,784	(88,502)

Resource Class	5,924,443	(6,613,577)	(19,053,694)	(85,418,705)

Corporate Class	44,832,018	5,995,442	27,240,936	(45,831,983)

Net increase (decrease) in net assets resulting from share transactions	298,092,413	(401,759,102)	(210,619,353)	(601,159,771)

Net increase (decrease) in net assets	298,099,792	(401,752,397)	(210,624,936)	(601,189,848)

Net assets:
Beginning of year	238,510,076	640,262,473	992,886,682	1,594,076,530

End of year*	$536,609,868	$238,510,076	$782,261,746	$992,886,682

* Includes accumulated undistributed net investment income (loss)	$47,168	$55,680	$(50,202)	$(3)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Notes to Financial Statements

August 31, 2011

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds’ securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

50        Short-Term Investments Trust

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250	Next $250	Over $500
	million	million	million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional

51        Short-Term Investments Trust

Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2011.
  For the year ended August 31, 2011, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense	Yield
	Limitation	Support

Liquid Assets Portfolio	$7,626,959	$—

STIC Prime Portfolio	1,622,161	45,471

Treasury Portfolio	4,854,049	5,240,496

Government & Agency Portfolio	—	1,191,728

Government TaxAdvantage Portfolio	604,649	146,542

Tax-Free Cash Reserve Portfolio	369,201	181,703

  Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2011 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$835,319	$435,323	$98,855	$805,176	$143,536	N/A

STIC Prime Portfolio	674,303	439,944	95,882	53,736	71,318	$4,711

Treasury Portfolio	2,343,815	940,765	3,697,096	812,035	470,015	430,029

Government & Agency Portfolio	1,322,377	75,065	612,573	826,745	338,692	135,373

Government TaxAdvantage Portfolio	106,378	33,149	13,608	12,060	19,537	862

Tax-Free Cash Reserve Portfolio	206,742	25,492	57,765	160,921	39,614	2,945

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

52        Short-Term Investments Trust

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2011, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the year ended August 31, 2011, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$1,042,930	$208,470	$442,816	$142,747	N/A	N/A

STIC Prime Portfolio	615,642	188,506	97,267	8,957	41,269	N/A

Treasury Portfolio	1,637,655	351,649	1,083,828	122,704	130,864	N/A

Government & Agency Portfolio	1,004,499	29,248	242,060	130,067	107,331	N/A

Government TaxAdvantage Portfolio	111,002	12,410	3,836	1,825	5,334	N/A

Tax-Free Cash Reserve Portfolio	241,245	9,947	26,481	24,824	13,075	N/A

  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the year ended August 31, 2011, there were no significant transfers between investment levels.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$19,615,150,103	$—	$19,615,150,103

STIC Prime Portfolio	—	2,983,469,572	—	2,983,469,572

Treasury Portfolio	—	14,885,037,928	—	14,885,037,928

Government & Agency Portfolio	—	9,579,741,006	—	9,579,741,006

Government TaxAdvantage Portfolio	—	565,113,472	—	565,113,472

Tax-Free Cash Reserve Portfolio	—	777,454,826	—	777,454,826

53        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2011, each Fund engaged in transactions with affiliates as listed below:

			Net Realized
	Securities Purchases	Securities Sales	Gains/(Losses)

Liquid Assets Portfolio	$1,025,007,344	$1,100,799,672	$—

STIC Prime Portfolio	253,603,605	157,442,824	—

Government & Agency Portfolio	57,447,320	73,449,929	533

Government TaxAdvantage Portfolio	15,999,929	88,447,320	272

Tax-Free Cash Reserve Portfolio	1,041,404,075	1,074,733,048	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the year ended August 31, 2011, the Funds in aggregate paid legal fees of $101,496 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2011 and 2010:

	2011	2010
	Ordinary Income	Ordinary Income

Liquid Assets Portfolio	$30,037,490	$41,344,689

STIC Prime Portfolio	2,389,704	3,628,968

Treasury Portfolio	3,552,424	5,434,686

Government & Agency Portfolio	3,103,073	9,168,708

Government TaxAdvantage Portfolio	168,055	202,328

Tax-Free Cash Reserve Portfolio	392,676	627,130

54        Short-Term Investments Trust

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary			Shares of
	Ordinary	Book/Tax	Capital Loss	Post-October	Beneficial
	Income	Differences	Carryforward	Deferrals	Interest	Total Net Assets

Liquid Assets Portfolio	$5,541,244	$(2,977,472)	$—	$(72,822)	$19,540,288,844	$19,542,779,794

STIC Prime Portfolio	2,117,856	(1,060,203)	—	—	2,833,454,301	2,834,511,954

Treasury Portfolio	3,045,414	(1,372,882)	—	—	14,887,523,501	14,889,196,033

Government & Agency Portfolio	1,392,610	(622,066)	—	—	9,580,893,547	9,581,664,091

Government TaxAdvantage Portfolio	148,513	(93,966)	—	—	536,555,321	536,609,868

Tax-Free Cash Reserve Portfolio	352,038	(402,240)	(72,990)	(5,582)	782,390,520	782,261,746

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. The Funds capital loss carryforward amounts utilized in the current period to offset net realized gain for federal income tax purposes are as follows:

Capital Loss
	Carryforward	Capital Loss
	Subject to Annual	Carryforward
	Limitation	Utilized

Treasury Portfolio	$—	$120,587

  The Funds have a capital loss carryforward as of August 31, 2011 which expires as follows:

	2015	2017	2018	2019	Total*

Tax-Free Cash Reserve Portfolio	$13,734	$12,152	$17,030	$30,074	$72,990

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2011, the following reclassifications were made and had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of Beneficial
	Investment Income (Loss)	Realized Gain (Loss)	Interest

Liquid Assets Portfolio	$25,775	$(25,775)	$0

STIC Prime Portfolio	(101,758)	(3,272)	105,030

Treasury Portfolio	378,364	(931,917)	553,553

Government & Agency Portfolio	134,130	(134,130)	0

Government TaxAdvantage Portfolio	(8,512)	(6,705)	15,217

Tax-Free Cash Reserve Portfolio	(50,199)	0	50,199

55        Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	114,974,747,244	$114,974,747,244	111,348,098,381	$111,348,098,381

Private investment class	2,097,458,780	2,097,458,780	4,634,492,979	4,634,492,979

Personal investment class	583,984,515	583,984,515	763,013,240	763,013,240

Cash management class	17,713,105,743	17,713,105,743	18,149,320,369	18,149,320,369

Reserve class	576,444,353	576,444,353	912,834,784	912,834,784

Resource class	1,578,904,039	1,578,904,039	2,401,346,017	2,401,346,017

Corporate class	17,336,495,408	17,336,495,408	21,340,345,915	21,340,345,915

Issued as reinvestment of dividends:
Institutional Class	11,043,998	11,043,998	11,793,605	11,793,605

Private investment class	37,630	37,630	89,801	89,801

Personal investment class	16,453	16,453	31,410	31,410

Cash management class	1,152,856	1,152,856	1,929,450	1,929,450

Reserve class	22,368	22,368	29,589	29,589

Resource class	50,434	50,434	178,336	178,336

Corporate class	1,304,161	1,304,161	2,178,748	2,178,748

Reacquired:
Institutional Class	(116,062,742,634)	(116,062,742,634)	(115,307,148,083)	(115,307,148,083)

Private investment class	(2,305,318,844)	(2,305,318,844)	(4,673,876,239)	(4,673,876,239)

Personal investment class	(587,796,909)	(587,796,909)	(797,229,944)	(797,229,944)

Cash management Class	(18,774,149,278)	(18,774,149,278)	(18,718,295,396)	(18,718,295,396)

Reserve class	(595,211,438)	(595,211,438)	(876,910,723)	(876,910,723)

Resource class	(1,663,294,256)	(1,663,294,256)	(2,940,445,930)	(2,940,445,930)

Corporate class	(19,154,434,394)	(19,154,434,394)	(23,747,455,352)	(23,747,455,352)

Net increase (decrease) in share activity	(4,268,179,771)	$(4,268,179,771)	(7,495,679,043)	$(7,495,679,043)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 16% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

56        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,894,152,113	$8,894,152,113	8,137,414,192	$8,137,414,192

Private Investment Class	2,199,271,995	2,199,271,995	2,038,753,570	2,038,753,570

Personal Investment Class	2,117,878,669	2,117,878,669	2,113,012,972	2,113,012,972

Cash Management Class	2,929,112,525	2,929,112,525	3,237,866,716	3,237,866,716

Reserve Class	68,100,033	68,100,033	73,594,339	73,594,339

Resource Class	635,057,207	635,057,207	1,363,725,171	1,363,725,171

Corporate Class	981,962,145	981,962,145	1,184,433,510	1,184,433,510

Issued as reinvestment of dividends:
Institutional Class	725,692	725,692	1,065,471	1,065,471

Private Investment Class	33,359	33,359	55,617	55,617

Personal Investment Class	15,323	15,323	39,874	39,874

Cash Management Class	106,092	106,092	191,335	191,335

Reserve Class	436	436	929	929

Resource Class	6,389	6,389	36,766	36,766

Corporate Class	169,477	169,477	190,166	190,166

Reacquired:
Institutional Class	(8,855,613,473)	(8,855,613,473)	(8,859,293,918)	(8,859,293,918)

Private Investment Class	(2,238,668,081)	(2,238,668,081)	(2,161,804,841)	(2,161,804,841)

Personal Investment Class	(2,122,421,081)	(2,122,421,081)	(2,205,482,100)	(2,205,482,100)

Cash Management Class	(2,928,989,203)	(2,928,989,203)	(3,700,753,264)	(3,700,753,264)

Reserve Class	(69,346,197)	(69,346,197)	(74,901,842)	(74,901,842)

Resource Class	(756,958,803)	(756,958,803)	(1,436,185,256)	(1,436,185,256)

Corporate Class	(1,151,110,299)	(1,151,110,299)	(1,046,894,720)	(1,046,894,720)

Net increase (decrease) in share activity	(296,515,682)	$(296,515,682)	(1,334,935,313)	$(1,334,935,313)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	26,030,423,281	$26,030,423,281	26,015,348,319	$26,015,348,319

Private Investment Class	5,499,203,569	5,499,203,569	5,254,723,019	5,254,723,019

Personal Investment Class	1,649,945,502	1,649,945,502	1,412,595,956	1,412,595,956

Cash Management Class	37,920,690,992	37,920,690,992	46,154,326,471	46,154,326,471

Reserve Class	657,687,537	657,687,537	483,165,598	483,165,598

Resource Class	1,127,136,815	1,127,136,815	1,752,498,428	1,752,498,428

Corporate Class	19,540,700,409	19,540,700,409	15,342,096,983	15,342,096,983

Issued as reinvestment of dividends:
Institutional Class	583,687	583,687	747,041	747,041

Private Investment Class	37,590	37,590	75,219	75,219

Personal Investment Class	34,938	34,938	53,754	53,754

Cash Management Class	152,156	152,156	378,147	378,147

Reserve Class	13,566	13,566	13,500	13,500

Resource Class	40,664	40,664	86,444	86,444

Corporate Class	151,996	151,996	362,782	362,782

Reacquired:
Institutional Class	(25,381,068,400)	(25,381,068,400)	(26,367,965,145)	(26,367,965,145)

Private Investment Class	(5,438,568,583)	(5,438,568,583)	(6,738,411,682)	(6,738,411,682)

Personal Investment Class	(1,638,105,977)	(1,638,105,977)	(1,450,949,162)	(1,450,949,162)

Cash Management Class	(36,820,941,560)	(36,820,941,560)	(52,374,068,028)	(52,374,068,028)

Reserve Class	(560,782,522)	(560,782,522)	(461,165,132)	(461,165,132)

Resource Class	(1,243,042,103)	(1,243,042,103)	(1,708,602,981)	(1,708,602,981)

Corporate Class	(19,238,361,015)	(19,238,361,015)	(15,828,236,091)	(15,828,236,091)

Net increase (decrease) in share activity	2,105,932,542	$2,105,932,542	(8,512,926,560)	$(8,512,926,560)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	61,611,815,820	$61,611,815,820	67,756,450,341	$67,756,450,341

Private Investment Class	2,549,756,494	2,549,756,494	2,696,887,600	2,696,887,600

Personal Investment Class	63,367,177	63,367,177	92,389,908	92,389,908

Cash Management Class	7,338,150,426	7,338,150,426	7,083,908,025	7,083,908,025

Reserve Class	365,919,015	365,919,015	422,419,004	422,419,004

Resource Class	2,088,493,367	2,088,493,367	2,822,954,303	2,822,954,303

Corporate Class	8,382,738,522	8,382,738,522	7,677,568,255	7,677,568,255

Issued as reinvestment of dividends:
Institutional Class	1,388,120	1,388,120	4,390,052	4,390,052

Private Investment Class	21,179	21,179	79,517	79,517

Personal Investment Class	269	269	773	773

Cash Management Class	173,309	173,309	626,149	626,149

Reserve Class	1,867	1,867	24,160	24,160

Resource Class	40,787	40,787	79,024	79,024

Corporate Class	191,614	191,614	560,152	560,152

Reacquired:
Institutional Class	(60,500,545,167)	(60,500,545,167)	(73,032,750,540)	(73,032,750,540)

Private Investment Class	(2,557,934,241)	(2,557,934,241)	(2,920,231,827)	(2,920,231,827)

Personal Investment Class	(62,656,934)	(62,656,934)	(96,160,577)	(96,160,577)

Cash Management Class	(6,706,679,275)	(6,706,679,275)	(7,966,582,181)	(7,966,582,181)

Reserve Class	(479,399,253)	(479,399,253)	(377,991,972)	(377,991,972)

Resource Class	(2,110,526,459)	(2,110,526,459)	(3,015,396,054)	(3,015,396,054)

Corporate Class	(8,208,742,539)	(8,208,742,539)	(8,306,372,696)	(8,306,372,696)

Net increase (decrease) in share activity	1,775,574,098	$1,775,574,098	(7,157,148,584)	$(7,157,148,584)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,711,332,476	$2,711,332,476	1,874,494,393	$1,874,494,393

Private Investment Class	437,193,566	437,193,566	285,652,489	285,652,489

Personal Investment Class	88,578,959	88,578,959	48,028,492	48,028,492

Cash Management Class	43,825,246	43,825,246	15,573,413	15,573,413

Reserve Class	6,204,928	6,204,928	31,391,659	31,391,659

Resource Class	18,185,832	18,185,832	63,939,100	63,939,100

Corporate Class	50,832,014	50,832,014	79,010,000	79,010,000

Issued as reinvestment of dividends:
Institutional Class	128,424	128,424	171,437	171,437

Private Investment Class	3,850	3,850	5,708	5,708

Cash Management Class	4,412	4,412	5,252	5,252

Reserve Class	315	315	201	201

Resource Class	2,702	2,702	2,720	2,720

Corporate Class	67	67	66	66

Reacquired:
Institutional Class	(2,511,134,442)	(2,511,134,442)	(2,234,958,372)	(2,234,958,372)

Private Investment Class	(417,983,035)	(417,983,035)	(300,158,687)	(300,158,687)

Personal Investment Class	(90,372,338)	(90,372,338)	(53,551,656)	(53,551,656)

Cash Management Class	(14,271,184)	(14,271,184)	(31,499,705)	(31,499,705)

Reserve Class	(6,175,225)	(6,175,225)	(36,295,591)	(36,295,591)

Resource Class	(12,264,091)	(12,264,091)	(70,555,397)	(70,555,397)

Corporate Class	(6,000,063)	(6,000,063)	(73,014,624)	(73,014,624)

Net increase (decrease) in share activity	298,092,413	$298,092,413	(401,759,102)	$(401,759,102)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,598,415,148	$1,598,415,148	2,381,530,077	$2,381,530,077

Private Investment Class	189,820,412	189,820,412	242,313,052	242,313,052

Personal Investment Class	7,217,382	7,217,382	13,124,110	13,124,110

Cash Management Class	738,707,920	738,707,920	1,434,961,472	1,434,961,472

Reserve Class	37,462,640	37,462,640	15,733,372	15,733,372

Resource Class	7,155,166,244	7,155,166,244	115,599,863	115,599,863

Corporate Class	57,238,303	57,238,303	8,703,078	8,703,078

Issued as reinvestment of dividends:
Institutional Class	66,383	66,383	110,090	110,090

Private Investment Class	14,993	14,993	38,670	38,670

Personal Investment Class	314	314	478	478

Cash Management Class	20,854	20,854	52,512	52,512

Reserve Class	3,752	3,752	4,562	4,562

Resource Class	5,421	5,421	24,091	24,091

Corporate Class	2,633	2,633	7,818	7,818

Reacquired:
Institutional Class	(1,775,539,986)	(1,775,539,986)	(2,531,922,612)	(2,531,922,612)

Private Investment Class	(209,911,407)	(209,911,407)	(329,824,342)	(329,824,342)

Personal Investment Class	(10,514,206)	(10,514,206)	(13,024,458)	(13,024,458)

Cash Management Class	(760,647,186)	(760,647,186)	(1,667,179,630)	(1,667,179,630)

Reserve Class	(33,923,608)	(33,923,608)	(15,826,436)	(15,826,436)

Resource Class	(7,174,225,359)	(7,174,225,359)	(201,042,659)	(201,042,659)

Corporate Class	(30,000,000)	(30,000,000)	(54,542,879)	(54,542,879)

Net increase (decrease) in share activity	(210,619,353)	$(210,619,353)	(601,159,771)	$(601,159,771)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Reserve Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Year ended 08/31/11	$1.00	$0.00	(b)	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$90,227	0.27	%(c)	1.17	%(c)	0.02	%(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	108,972	0.30		1.18		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.59	73,020	0.86		1.21		0.47
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.90	69,076	0.99		1.17		2.77
Year ended 08/31/07	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.46	39,244	0.99		1.18		4.38

STIC Prime Portfolio
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.02	6,788	0.23	(c)	1.19	(c)	0.01	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	8,034	0.25		1.19		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.42	9,341	0.79		1.23		0.31
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.73	65,753	0.99		1.18		2.59
Year ended 08/31/07	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.47	30,950	0.99		1.19		4.38

Treasury Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	148,671	0.12	(c)	1.18	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	51,749	0.15		1.18		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	29,734	0.49		1.20		0.03
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.04	36,392	0.99		1.18		1.79
Year ended 08/31/07	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.26	69,762	0.99		1.19		4.16

Government & Agency Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	70,376	0.16	(c)	1.13	(c)	0.01	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	183,851	0.21		1.13		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.22	139,399	0.66		1.15		0.08
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.53	135,106	0.99		1.14		2.41
Year ended 08/31/07	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.40	16,949	0.99		1.15		4.31

Government TaxAdvantage Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	874	0.11	(c)	1.26	(c)	0.03	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	844	0.14		1.26		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	5,747	0.70		1.30		(0.04)
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	—	(0.02)	1.00	2.38	12,521	0.99		1.24		2.43
Year ended 08/31/07	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.30	11,944	0.99		1.30		4.21

Tax-Free Cash Reserve Portfolio
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	18,284	0.26	(c)	1.29	(c)	0.03	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	14,742	0.29		1.29		0.03
Year ended 08/31/09	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.44	14,831	0.82		1.31		0.49
Five months ended 08/31/08	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.36	43,123	1.09	(d)	1.25	(d)	0.89	(d)
Year ended 03/31/08	1.00	0.02		(0.00)	0.02	(0.02)	—	(0.02)	1.00	2.38	60,789	1.09		1.25		2.36
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	2.52	12,733	1.09		1.25		2.49

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s) of $109,805, $6,890, $94,388, $100,051, $1,404 and $19,096 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Reserve Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Reserve Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Reserve Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 21, 2011
Houston, Texas

63        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011, through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Reserve Class	(03/01/11)	(08/31/11)[1]	Period[2]	(08/31/11)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.16	$1,024.05	$1.17	0.23%

STIC Prime Portfolio	1,000.00	1,000.10	0.91	1,024.30	0.92	0.18

Treasury Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07

Government & Agency Portfolio	1,000.00	1,000.10	0.55	1,024.65	0.56	0.11

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.40	1,024.80	0.41	0.08

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	1.11	1,024.10	1.12	0.22

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2011, through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

64        Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts
(Government & Agency Portfolio, Tax-Free Cash Reserve Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust (the Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of the Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under each Fund’s agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of each Fund’s investment advisory agreement.

Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of each Fund’s sub-advisory contracts.

Tax-Free Cash Reserve Portfolio, Liquid Assets Portfolio and STIC Prime Portfolio
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are

65        Short-Term Investments Trust

appropriate and satisfactory and in accordance with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the same level as the performance of the Index for the one year period and below the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of the performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in each Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Institutional Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Government & Agency Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Government TaxAdvantage Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted

66        Short-Term Investments Trust

that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Treasury Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Tax-Free Cash Reserve Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Liquid Assets Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

STIC Prime Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but that each Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Tax-Free Cash Reserve Portfolio and Government TaxAdvantage Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

67        Short-Term Investments Trust

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

Government & Agency Portfolio, Tax-Free Cash Reserve Portfolio and Liquid Assets Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.

STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that each Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to each Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that each Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of each Fund and its shareholders.

68        Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2011:

		Corporate
	Qualified	Dividends		Tax-Exempt
	Dividend	Received	U.S. Treasury	Interest
Federal and State Income Tax	Income*	Deduction*	Obligations*	Dividends

Liquid Assets Portfolio	0.00%	0.00%	0.00%	0.00%

STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%

Treasury Portfolio	0.00%	0.00%	49.94%	0.00%

Government & Agency Portfolio	0.00%	0.00%	2.98%	0.00%

Government TaxAdvantage Portfolio	0.00%	0.00%	10.17%	0.00%

Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100.00%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

	Qualified	Qualified
	Short-Term	Interest
Non-Resident Alien Shareholders	Gains	Income**

Liquid Assets Portfolio	—	0.00%

STIC Prime Portfolio	—	0.00%

Treasury Portfolio	—	100%

Government & Agency Portfolio	$134,129	100%

Government TaxAdvantage Portfolio	—	0.00%

Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

69        Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
			in Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	143	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, Executive Vice President	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.	143	None

		Formerly: Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	161	Director of the Abraham Lincoln Presidential Library Foundation

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	143	ACE Limited (insurance company); and Investment Company Institute

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen has been deemed to be an interested person of the Trust because of his prior service as counsel to the predecessor funds of certain Invesco open-end funds and his affiliation with the law firm that served as counsel to such predecessor funds and continues to serve as counsel to the Invesco Van Kampen closed-end funds.

T-1        Short-Term Investments Trust

Trustees and Officers—(continued)

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
Name, Year of			in Fund Complex
Birth and Position(s)	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	161	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

Bob R. Baker — 1936 Trustee	2003	Retired	143	None
		Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie	143	Director and Chairman, C.D. Stimson Company (a real estate investment company)

James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	143	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society

Rodney Dammeyer — 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services. Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	161	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)	143	Board of Nature’s Sunshine Products, Inc.
		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)	143	Administaff
		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives

Carl Frischling — 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	143	Director, Reich & Tang Funds (16 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Retired	143	None
		Formerly: Chief Executive Officer, YWCA of the U.S.A.

Larry Soll — 1942 Trustee	2003	Retired	143	None
		Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)

T-2        Short-Term Investments Trust

Trustees and Officers—(continued)

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
			in Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	161	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired	143	None
		Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).	N/A	N/A
		Formerly: Senior Vice President, Van Kampen Investments Inc.; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Van Kampen Funds Inc.; and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust	N/A	N/A
		Formerly: Director and Secretary, Van Kampen Advisors, Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services, Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.); and Vice President, The Invesco Funds	N/A	N/A
		Formerly: Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company

T-3        Short-Term Investments Trust

Trustees and Officers—(continued)

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
			in Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)	N/A	N/A
		Formerly: Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management) and Van Kampen Funds Inc.	N/A	N/A
		Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Investor Services Inc., Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company) and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.).	N/A	N/A
		Formerly: Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser) and Van Kampen Investor Services Inc.; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Counsel to the Independent Trustees Kramer, Levin, Naftalis & Frankel LLP 1177 Avenue of the Americas New York, NY 10036-2714	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4        Short-Term Investments Trust

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-AR-7	Invesco Distributors, Inc.

Resource Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Annual Report to Shareholders ▪ August 31, 2011

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
44	Financial Statements
50	Notes to Financial Statements
62	Financial Highlights
63	Auditor’s Report
64	Fund Expenses
65	Approval of Investment Advisory and Sub-Advisory Agreements
69	Tax Information
T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2011, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

  Karen Dunn Kelley
Dear Shareholders:
This is the annual report on the performance of the Resource Class of Short-Term Investments Trust, part of Invesco Fixed Income, for the fiscal year ending August 31, 2011. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Against a backdrop of increasingly challenging economic headlines, market sentiment deteriorated over the 12 months covered by this report, as economic indicators pointed to a possible downturn in the recovery. Gross domestic product (GDP), the broadest measure of overall U.S. economic activity, grew at annualized rates of 2.5% and 2.3% in the third and fourth quarters of 2010, respectively.1 GDP continued to grow in the first half of 2011, but at a much slower pace.
     Monetary policy remained unchanged during the reporting period. The U.S. Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, even as the economic tides seemed to shift.2 Fed statements early in the year echoed public concern over an increase in headline inflation due to higher energy and food prices. Heading into the summer of 2011, the Fed’s attention shifted back to the stalling recovery, and in particular, weak housing and labor markets. Concerned with considerably slower-than-expected growth, the Fed committed in its August 9 statement to keep its target policy rate at low levels “at least through mid-2013.”2 With no change in monetary policy, money market funds continued to operate in an ultra-low interest rate environment.
     Increasingly over the reporting period, technical factors created tangible supply constraints in money markets. In February 2011, the U.S. Treasury rolled back its Supplemental Financing Bill Program from $200 billion to $5 billion to avoid breaching the U.S. debt ceiling.3 This, along with a new FDIC assessment rule introduced on April 1, pulled a substantial supply of short-term paper out of the market, pushing yields even lower.
     More recently, money market funds responded to potential headline risks generated by debt concerns in Europe and the U.S. In June, concern grew over the exposure of U.S. money market funds to Greek sovereign debt through their holdings in European banks. In recent months, money market funds reduced their European exposure – from 50.2% of assets in May to 47.0% in July.4 Closer to home, contentious negotiations to raise the U.S. debt ceiling and avoid default were a concern. Although the debt ceiling was ultimately raised by the August 2 deadline, the rancorous tone of the talks and the limited scope of deficit reduction had the effect of undermining the already waning confidence market participants had in the ability of policymakers to support the recovery.
Invesco Fixed Income’s strength and experience
Invesco Fixed Income’s 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we remain a leader in the cash management industry, with more than $200 billion in assets under management as of August 31, 2011. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,

Karen Dunn Kelley
Senior Managing Director, Invesco Ltd.
CEO, Invesco Fixed Income

1	Bureau of Economic Analysis; 2 U.S. Federal Reserve; 3 Reuters; 4 Fitch Ratings
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2	Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
Although the world’s economies are gradually recovering from the financial crisis, it has not been a smooth path. Unrest in the Middle East, persistently weak job and housing markets in the U.S. and continued government balance sheet repair in Europe are contributing to a slow, labored march toward global recovery.
     In this environment, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3	Short-Term Investments Trust

Fund Data

Resource Class data as of 8/31/11

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED	TOTAL NET ASSETS
AVERAGE
LIFE

	Range During	At Fiscal	At Fiscal
	Fiscal	Year	Year
	Year	End	End

Liquid Assets	28 - 45 days	34 days	59 days	$177.0 million

STIC Prime	10 - 26 days	14 days	14 days	29.2 million

Treasury	31 - 54 days	34 days	34 days	293.5 million

Government & Agency	31 - 53 days	45 days	74 days	272.1 million

Government TaxAdvantage	21 - 52 days	40 days	70 days	17.0 million

Tax-Free Cash Reserve	19 - 33 days	23 days	23 days	24.6 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
      Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Objectives and Strategies
Liquid Assets Portfolio
Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
     The Fund invests in high-quality U.S. dollar-denominated short-term debt obligations, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from U.S. or foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.
STIC Prime Portfolio
STIC Prime Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in high quality U.S. dollar-denominated obligations with maturities of 60 days or less, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Treasury Portfolio
Treasury Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
Government & Agency Portfolio
Government & Agency Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.
Government TaxAdvantage Portfolio
Government TaxAdvantage Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies of instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
Tax-Free Cash Reserve Portfolio
Tax-Free Cash Reserve Portfolio’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
     The Fund invests in debt securities, primarily municipal securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

4	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/11
	Liquid	STIC		Government	Government	Tax-Free
	Assets	Prime	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio[1,2,4,5,7]	Portfolio[4,5,7]	Portfolio[4]	Portfolio[3,4]	Portfolio[3,4]	Portfolio[4,6]

1-7	42.5%	49.7%	64.3%	54.9%	43.7%	90.4%

8-30	24.5	36.8	7.7	10.1	23.4	0.9

31-60	11.1	13.5	8.0	5.5	8.9	0.9

61-90	8.6	0.0	2.2	8.1	4.8	0.9

91-180	12.7	0.0	16.1	18.8	19.2	1.9

181+	0.6	0.0	1.7	2.6	0.0	5.0
The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The risks of investing in foreign securities include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

2	The Fund may invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.

3	Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

4	The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

5	The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the Fund’s performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

6	The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.

7	The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
5	Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–44.40%(a)
Asset Management & Custody Banks–0.77%
Bank of New York Mellon Corp. (The)	0.11%	09/28/11	$150,000	$149,987,625

Asset-Backed Securities–Commercial Loans/Leases–4.29%
Atlantis One Funding Corp.(b)(c)	0.15%	09/01/11	150,000	150,000,000

Atlantis One Funding Corp.(b)(c)	0.16%	09/07/11	150,000	149,996,000

Atlantis One Funding Corp.(b)(c)	0.19%	10/05/11	64,400	64,388,444

Atlantis One Funding Corp.(b)(c)	0.21%	11/07/11	175,000	174,931,604

Atlantis One Funding Corp.(b)(c)	0.26%	12/01/11	150,000	149,901,417

Atlantis One Funding Corp.(b)(c)	0.26%	12/07/11	150,000	149,894,916

				839,112,381

Asset-Backed Securities–Consumer Receivables–5.11%
Amsterdam Funding Corp.(c)	0.17%	09/09/11	93,250	93,246,477

Amsterdam Funding Corp.(c)	0.20%	09/14/11	100,000	99,992,778

Amsterdam Funding Corp.(c)	0.27%	10/12/11	60,000	59,981,550

Amsterdam Funding Corp.(c)	0.27%	10/14/11	110,000	109,964,525

Barton Capital LLC(c)	0.42%	09/22/11	200,000	199,951,000

Old Line Funding, LLC(c)	0.15%	09/07/11	100,034	100,031,499

Old Line Funding, LLC(c)	0.25%	11/01/11	60,000	59,974,583

Sheffield Receivables Corp.(c)	0.25%	11/01/11	100,000	99,957,639

Thunder Bay Funding, LLC(c)	0.25%	12/28/11	100,148	100,065,934

Windmill Funding Corp.(c)	0.22%	10/05/11	75,000	74,984,417

				998,150,402

Asset-Backed Securities–Fully Supported–1.02%
Kells Funding LLC (CEP–Federal Republic of Germany)(b)(c)(d)	0.29%	01/09/12	200,000	200,000,000

Asset-Backed Securities–Fully Supported Bank–3.03%
Concord Minutemen Capital Co., LLC, Series A, (Multi-CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.30%	10/04/11	100,000	99,972,500

Crown Point Capital Co., LLC, Series A, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.28%	09/13/11	85,000	84,992,067

Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.25%	09/21/11	150,000	149,979,166

Lexington Parker Capital Co., LLC (Multi CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.30%	09/06/11	142,000	141,994,083

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.18%	10/11/11	116,026	116,002,795

				592,940,611

Asset-Backed Securities–Multi-Purpose–12.06%
Atlantic Asset Securitization LLC(c)	0.35%	09/22/11	150,000	149,969,375

Chariot Funding, LLC/Ltd.(c)	0.14%	09/12/11	80,000	79,996,578

Chariot Funding, LLC/Ltd.(c)	0.16%	09/12/11	100,000	99,995,111

Chariot Funding, LLC/Ltd.(c)	0.16%	09/13/11	60,000	59,996,800

Chariot Funding, LLC/Ltd.(c)	0.16%	09/16/11	75,000	74,995,000

Chariot Funding, LLC/Ltd.(c)	0.16%	10/11/11	50,000	49,991,111

Chariot Funding, LLC/Ltd.(c)	0.17%	09/26/11	64,000	63,992,444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Multi-Purpose–(continued)

Charta, LLC(c)	0.17%	09/20/11	$50,000	$49,995,514

Charta, LLC(c)	0.18%	09/15/11	70,000	69,995,100

Charta, LLC(c)	0.19%	09/16/11	55,000	54,995,646

Charta, LLC(c)	0.19%	09/19/11	70,000	69,993,350

Ciesco, LLC(c)	0.17%	09/02/11	300,000	299,998,583

CRC Funding LLC(c)	0.17%	09/07/11	250,000	249,992,917

Falcon Asset Securitization Corp.(c)	0.15%	09/07/11	100,000	99,997,500

Falcon Asset Securitization Corp.(c)	0.16%	09/14/11	151,000	150,991,275

Falcon Asset Securitization Corp.(c)	0.17%	09/08/11	75,000	74,997,521

Gemini Securitization Corp., LLC(c)	0.23%	09/06/11	100,000	99,996,805

Gemini Securitization Corp., LLC(c)	0.24%	09/12/11	150,000	149,989,000

Gemini Securitization Corp., LLC(c)	0.24%	09/15/11	49,000	48,995,427

Jupiter Securitization Corp.(c)	0.15%	09/29/11	50,000	49,994,167

Jupiter Securitization Corp.(c)	0.17%	10/05/11	75,000	74,987,958

Jupiter Securitization Corp.(c)	0.20%	09/01/11	100,000	100,000,000

Nieuw Amsterdam Receivables Corp.(b)(c)	0.20%	10/03/11	70,500	70,487,467

Nieuw Amsterdam Receivables Corp.(b)(c)	0.20%	10/12/11	62,000	61,985,878

				2,356,330,527

Asset-Backed Securities–Securities–3.04%
Aspen Funding Corp.(c)	0.23%	10/07/11	95,000	94,978,150

Aspen Funding Corp.(c)	0.27%	09/14/11	50,035	50,030,122

Newport Funding Corp.(c)	0.25%	09/20/11	100,030	100,016,801

Scaldis Capital Ltd./LLC(b)(c)	0.24%	09/06/11	250,000	249,991,667

Solitaire Funding Ltd./LLC(b)(c)	0.20%	09/08/11	100,000	99,996,111

				595,012,851

Asset-Backed Securities–Trade Receivables–1.42%
Market Street Funding LLC(c)	0.18%	10/19/11	55,033	55,019,792

Market Street Funding LLC(c)	0.18%	10/20/11	50,000	49,987,750

Victory Receivables Corp.(b)(c)	0.22%	09/08/11	72,750	72,746,888

Victory Receivables Corp.(b)(c)	0.25%	09/19/11	100,000	99,987,500

				277,741,930

Diversified Banks–1.71%
BNZ International Funding Ltd.(b)(c)	0.22%	10/06/11	125,000	124,973,264

BNZ International Funding Ltd.(b)(c)	0.28%	11/14/11	70,000	69,959,711

Societe Generale North America, Inc.(b)	0.22%	09/02/11	80,000	79,999,511

Societe Generale North America, Inc.(b)	0.22%	09/06/11	60,000	59,998,167

				334,930,653

Life & Health Insurance–1.66%
Metlife Short Term Funding LLC(c)	0.14%	09/01/11	50,000	50,000,000

Metlife Short Term Funding LLC(c)	0.18%	10/13/11	50,000	49,989,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–(continued)

Metlife Short Term Funding LLC(c)	0.20%	09/16/11	$148,000	$147,987,667

Metlife Short Term Funding LLC(c)	0.20%	09/20/11	75,500	75,492,030

				323,469,197

Municipal Commercial Paper–0.06%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(e)	0.33%	09/07/11	11,103	11,103,000

Other Diversified Financial Services–0.77%
Credit Suisse (USA), Inc.(b)	0.19%	10/06/11	150,000	149,972,292

Regional Banks–9.46%
ANZ National (Int’l) Ltd.(b)(c)	0.25%	01/17/12	100,000	99,904,167

ANZ National (Int’l) Ltd.(b)(c)	0.29%	10/07/11	100,000	99,971,000

Banque et Caisse d’Epargne de l’Etat(b)	0.26%	12/15/11	90,000	89,931,750

Banque et Caisse d’Epargne de l’Etat(b)	0.28%	12/29/11	200,000	199,814,889

Banque et Caisse d’Epargne de l’Etat(b)	0.29%	09/09/11	100,000	99,993,555

Commonwealth Bank of Australia(b)(c)	0.23%	12/12/11	132,000	131,915,850

Commonwealth Bank of Australia(b)(c)	0.23%	11/03/11	250,000	249,899,375

Commonwealth Bank of Australia(b)	0.26%	12/16/11	125,000	124,904,431

Commonwealth Bank of Australia(b)(c)	0.34%	01/17/12	113,500	113,352,072

Nordea North America Inc.(b)	0.22%	09/02/11	100,000	99,999,389

Nordea North America Inc.(b)	0.24%	12/07/11	100,000	99,936,680

Nordea North America Inc.(b)	0.27%	09/06/11	88,550	88,546,679

Svenska Handelsbanken, Inc.(b)(c)	0.21%	11/03/11	100,000	99,964,125

Westpac Banking Corp.(b)(c)	0.20%	09/07/11	100,000	99,996,667

Westpac Banking Corp.(b)(c)(d)	0.24%	11/07/11	150,000	150,000,000

				1,848,130,629

Total Commercial Paper (Cost $8,676,882,098)				8,676,882,098

Certificates of Deposit–28.87%
Bank of Nova Scotia(d)	0.24%	11/09/11	150,000	150,000,000

Bank of Nova Scotia	0.25%	01/11/12	150,000	150,000,000

Bank of Nova Scotia	0.30%	02/01/12	100,000	100,000,000

Bank of Nova Scotia(d)	0.32%	09/11/12	100,000	100,000,000

Bank of Nova Scotia	0.35%	02/24/12	80,000	80,000,000

Bank of Nova Scotia(d)	0.50%	03/05/12	79,000	79,093,775

Barclays Bank PLC(d)	0.40%	06/15/12	450,000	450,000,000

BNP Paribas	0.69%	06/01/12	125,000	125,000,000

Canadian Imperial Bank of Commerce	0.20%	09/02/11	100,000	100,000,000

Deutsche Bank AG (Cayman Islands)(b)	0.10%	09/01/11	617,709	617,709,382

Lloyds TSB Bank PLC(d)	0.25%	03/05/12	150,000	150,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.19%	09/08/11	250,000	250,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.29%	10/06/11	200,000	200,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.34%	09/09/11	150,000	150,000,166

National Australia Bank Ltd. (United Kingdom)(b)	0.39%	09/08/11	40,000	39,996,973

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

National Australia Bank Ltd. (United Kingdom)(b)	0.41%	02/15/12	$150,000	$150,006,945

National Bank of Canada	0.34%	02/08/12	100,000	100,000,000

Nederlandse Waterschapsbank N.V.	0.33%	11/30/11	100,000	99,917,570

Nordea Bank Finland PLC	0.24%	11/04/11	100,000	100,000,000

Nordea Bank Finland PLC(d)	0.45%	07/05/12	75,950	76,071,498

Rabobank Nederland(d)	0.27%	10/12/11	100,000	100,000,000

Rabobank Nederland(d)	0.29%	01/10/12	100,000	100,000,000

Rabobank Nederland(d)	0.30%	05/08/12	150,000	150,000,000

Royal Bank of Canada(d)	0.26%	02/16/12	150,000	150,000,000

Royal Bank of Canada(d)	0.26%	10/12/11	175,000	175,000,000

Santander UK PLC(b)(d)(f)	0.30%	—	250,000	250,000,000

Societe Generale(d)	0.56%	11/14/11	100,000	100,000,000

Svenska Handelsbanken A.B.	0.27%	11/16/11	150,000	150,001,582

Svenska Handelsbanken A.B.	0.46%	02/21/12	200,000	200,004,794

Toronto Dominion Bank	0.26%	01/12/12	200,000	200,000,000

Toronto Dominion Bank	0.35%	02/07/12	150,000	150,000,000

Toronto-Dominion Bank(d)	0.23%	05/11/12	100,000	100,000,000

Toronto-Dominion Bank(d)	0.29%	01/12/12	200,000	200,000,000

Toronto-Dominion Bank	0.33%	09/08/11	150,000	150,000,000

Westpac Banking Corp.	0.29%	11/02/11	200,000	200,000,000

Total Certificates of Deposit (Cost $5,642,802,685)				5,642,802,685

Variable Rate Demand Notes–17.61%(g)
Credit Enhanced–17.61%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	06/01/29	1,000	1,000,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(e)	0.29%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.10%	10/01/35	17,450	17,450,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(e)	0.32%	07/01/26	5,905	5,905,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.16%	05/15/37	17,000	17,000,000

Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.14%	05/15/38	7,500	7,500,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.21%	07/15/28	2,825	2,825,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC– Lloyds TSB Bank PLC)(b)(e)	0.12%	07/01/34	21,410	21,410,000

Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	12/01/22	7,060	7,060,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	10/01/33	3,400	3,400,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	12/01/33	24,025	24,025,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/14	4,550	4,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.16%	07/01/32	$8,185	$8,185,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(e)	0.18%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	12/01/28	325	325,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.14%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/29	4,650	4,650,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(e)	0.48%	07/01/30	3,125	3,125,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/39	25,600	25,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.21%	06/01/35	8,335	8,335,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/27	1,950	1,950,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(e)	0.21%	12/01/21	12,385	12,385,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.22%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	10/01/32	23,555	23,555,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.20%	12/01/32	2,645	2,645,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(e)	0.35%	06/01/35	14,775	14,775,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/33	3,175	3,175,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(e)	0.19%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(e)	0.14%	01/01/37	17,000	17,000,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/39	5,000	5,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.14%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	07/01/22	1,600	1,600,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	06/01/20	13,000	13,000,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	11/01/38	3,535	3,535,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/33	9,000	9,000,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	04/01/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.19%	09/01/37	26,435	26,435,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–Royal Bank of Canada)(b)(e)	0.16%	11/15/34	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(e)	0.19%	08/15/30	$16,040	$16,040,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.19%	11/01/28	610	610,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/16	2,000	2,000,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	03/15/23	5,650	5,650,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.17%	01/01/21	8,705	8,705,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.21%	03/01/34	4,730	4,730,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	07/01/25	43,155	43,155,000

Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.28%	08/01/15	1,200	1,200,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	03/01/19	3,165	3,165,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.18%	08/01/39	6,970	6,970,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/01/30	30,075	30,075,000

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(e)	0.24%	06/01/43	6,000	6,000,000

Dearborn (County of), Indiana (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	04/01/36	7,250	7,250,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.16%	06/15/25	7,440	7,440,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	09/01/36	3,745	3,745,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/36	10,100	10,100,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/39	19,280	19,280,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	01/01/26	15,500	15,500,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	01/01/37	28,180	28,180,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	0.19%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(e)	0.38%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/29	18,080	18,080,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	8,500	8,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

District of Columbia;
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.18%	06/01/27	$5,900	$5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	06/01/27	78,553	78,553,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(c)(e)	0.17%	07/01/24	13,060	13,060,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.21%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.20%	07/01/37	4,000	4,000,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.19%	03/01/30	27,470	27,470,000

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/23	4,200	4,200,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	06/01/37	13,695	13,695,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(e)	0.17%	02/01/35	2,525	2,525,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.21%	11/01/32	3,200	3,200,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/31	3,880	3,879,951

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/33	13,530	13,530,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(e)	0.18%	12/01/21	17,700	17,700,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.38%	09/01/41	5,410	5,410,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(e)	0.21%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/23	4,965	4,965,000

Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	03/01/30	10,000	10,000,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(e)	0.17%	06/01/19	12,035	12,035,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.21%	06/01/19	4,470	4,470,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.18%	06/01/27	10,500	10,500,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	11/01/25	4,900	4,900,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.17%	06/01/24	25,000	25,000,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	02/15/42	4,800	4,800,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(e)	0.21%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.24%	08/01/32	7,800	7,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.15%	01/01/38	$3,785	$3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/15/12	15,390	15,390,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(e)	0.21%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(e)	0.16%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Bank of Montreal)(b)(e)	0.16%	11/15/37	18,005	18,005,000

Hillsborough (County of), Florida Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.31%	03/01/25	4,350	4,350,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	10/01/14	4,045	4,045,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	03/01/20	7,800	7,800,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	02/01/40	9,700	9,700,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(e)	0.20%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Harris, N.A.)(c)(e)	0.20%	10/01/17	2,500	2,500,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB of Chicago)	0.21%	06/01/40	4,925	4,925,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.13%	01/01/16	385	385,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)(e)	0.21%	09/01/24	1,300	1,300,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	08/01/28	1,300	1,300,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	08/01/35	5,150	5,150,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	02/15/35	7,565	7,565,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(e)	0.35%	05/01/14	250	250,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	06/01/29	3,200	3,200,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.16%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(e)	0.21%	08/15/33	8,555	8,555,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(e)	0.30%	06/01/17	2,445	2,445,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	04/01/39	7,500	7,500,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	04/01/32	17,600	17,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	08/01/15	$1,450	$1,450,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(e)	0.21%	11/01/19	5,200	5,200,000

Illinois (State of) Finance Authority (St. Xavier University);
Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/32	5,785	5,785,000

Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/40	2,930	2,930,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(e)	0.49%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(e)	0.17%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(e)	0.14%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	08/15/25	13,065	13,065,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(e)	0.20%	01/01/29	2,000	2,000,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(e)	0.21%	10/01/33	5,600	5,600,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.23%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–Harris N.A.)(e)	0.18%	06/01/29	5,800	5,800,000

Series 2004, VRD RB (LOC–Harris N.A.)(e)	0.16%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.26%	05/01/42	2,580	2,580,000

Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	04/01/24	1,075	1,075,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/32	5,580	5,580,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	08/01/21	14,020	14,020,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/39	49,960	49,960,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.21%	12/01/32	9,320	9,320,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	11/01/37	5,825	5,825,000

Indiana (State of) Finance Authority (Sycamore School); Series 2004, VRD Educational Facilities RB (LOC–U.S. Bank N.A.)(e)	0.20%	08/01/24	3,220	3,220,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.28%	07/01/28	7,100	7,100,000

Indiana (State of) Health Facility Financing Authority (Rehabilitation Hospital of Indiana Inc.); Series 1990, VRD Hospital ACES RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/01/20	12,700	12,700,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.19%	05/15/38	14,000	14,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)	0.22%	05/01/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	05/01/42	$17,000	$17,000,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.30%	02/01/33	3,900	3,900,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.15%	11/01/32	3,000	3,000,000

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC–Harris N.A.)(e)	0.17%	12/01/38	5,500	5,500,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.23%	11/01/31	8,330	8,330,000

Jackson (County of), Missouri Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/18	1,000	1,000,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	06/01/22	2,150	2,150,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	05/01/33	7,300	7,300,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	12/01/39	11,100	11,100,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.21%	08/02/38	1,850	1,850,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.17%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(e)	0.21%	09/01/28	4,725	4,725,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/26	3,785	3,785,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/14	5,035	5,035,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/27	4,305	4,305,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	12/01/37	1,725	1,725,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	01/01/32	4,425	4,425,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/28	1,870	1,870,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/32	5,170	5,170,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/28	2,095	2,095,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	04/01/35	7,500	7,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System);
Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	07/01/41	$34,000	$34,000,000

Series 2008 D, VRD RB (LOC–TD Bank, N.A.)(e)	0.09%	07/01/41	9,450	9,450,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(e)	0.17%	07/01/32	52,935	52,935,000

Massachusetts (State of) Development Finance Agency (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	03/01/15	1,175	1,174,907

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/46	8,700	8,700,000

Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(e)	0.21%	12/01/46	54,800	54,800,000

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.15%	07/01/38	8,600	8,600,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(e)	0.17%	03/01/39	7,200	7,200,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.30%	01/01/44	408	408,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	12/01/26	6,545	6,545,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/30	20,755	20,755,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/30	16,140	16,140,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/38	5,850	5,850,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	10/15/42	24,785	24,785,000

Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.21%	10/01/40	655	655,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	11/15/39	20,200	20,200,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	11/15/39	18,690	18,690,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(e)	0.21%	09/01/40	6,245	6,245,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.19%	01/01/25	3,295	3,295,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.24%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	04/01/37	12,300	12,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(b)(e)	0.18%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.18%	12/01/31	14,570	14,570,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	10/01/33	14,750	14,750,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.20%	07/01/29	3,260	3,260,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.14%	02/01/40	$8,895	$8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/39	6,675	6,675,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.18%	05/01/26	4,450	4,450,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	11/01/38	46,500	46,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP– FNMA)	0.22%	08/15/31	3,065	3,065,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(c)(e)	0.35%	11/01/27	3,330	3,330,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.17%	07/01/38	12,595	12,595,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/25	9,180	9,180,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facilities RB (LOC–Bank of America, N.A.)(e)	0.18%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.21%	07/15/36	7,575	7,574,629

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	425	424,790

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.19%	12/01/24	3,355	3,355,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	10/01/33	15,275	15,275,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	09/01/37	1,300	1,300,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	07/01/38	3,695	3,695,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	06/15/32	41,000	41,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(e)	0.16%	11/01/36	9,725	9,725,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.20%	04/01/32	7,040	7,040,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	08/01/36	1,925	1,925,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	07/01/34	9,005	9,005,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/27	3,065	3,065,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

North Carolina (State of) Capital Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	08/01/14	$2,185	$2,185,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(e)	0.18%	01/01/19	7,855	7,855,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/29	2,255	2,255,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.29%	11/01/26	8,340	8,340,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/17	8,090	8,090,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.32%	06/01/31	7,765	7,765,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(e)	0.17%	11/01/33	3,945	3,945,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	09/01/34	28,575	28,575,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	12/01/27	4,610	4,610,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	12/01/31	28,070	28,070,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.18%	11/01/30	8,365	8,365,000

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(e)	0.21%	09/01/36	3,815	3,815,000

Olathe (City of), Kansas (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/18	2,235	2,235,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(e)	0.38%	07/01/16	7,210	7,210,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	08/01/34	72,000	72,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.24%	10/15/38	4,000	4,000,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(e)	0.19%	07/01/32	17,135	17,135,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/21	7,475	7,475,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/30	4,600	4,600,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(e)	0.22%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.21%	05/01/20	2,650	2,650,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	11/01/34	5,100	5,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	02/01/34	$6,960	$6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(e)	0.17%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	10/01/29	4,300	4,300,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.23%	07/01/27	18,645	18,645,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.19%	12/01/24	5,235	5,235,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.19%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.17%	07/01/26	3,400	3,400,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.15%	06/01/39	1,085	1,085,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	11/01/27	16,020	16,020,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.22%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(e)	0.21%	12/01/31	5,400	5,400,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(e)	0.19%	05/01/19	2,095	2,095,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.17%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	07/01/36	6,555	6,555,000

South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	12/01/22	2,000	2,000,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.18%	11/15/35	2,565	2,564,951

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	11/01/32	34,640	34,640,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/28	9,710	9,710,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	03/01/28	6,502	6,502,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	01/01/33	9,265	9,265,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(e)	0.03%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	06/01/38	9,700	9,700,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(c)(e)	0.28%	10/01/21	3,300	3,300,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.14%	11/15/43	11,905	11,905,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/40	$5,150	$5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.22%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.35%	03/01/29	3,000	3,000,000

Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.16%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.20%	03/01/29	1,070	1,070,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	06/01/33	11,000	11,000,000

Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(e)	0.41%	03/01/42	1,530	1,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(e)	0.15%	11/15/50	3,500	3,500,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.17%	07/01/47	20,100	20,100,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(e)	0.32%	05/01/42	13,690	13,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.15%	07/01/33	18,205	18,205,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.22%	07/01/41	13,125	13,125,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.17%	01/15/22	5,000	5,000,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(c)(e)	0.21%	07/01/26	38,085	38,085,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.12%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.15%	09/01/38	16,100	16,100,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.17%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.45%	10/01/24	2,780	2,780,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.18%	10/15/32	750	750,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(e)	0.20%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.16%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	10/01/30	20,200	20,200,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.20%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.20%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.17%	07/01/44	8,000	8,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.21%	09/01/38	$2,000	$2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.20%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(e)	0.20%	10/01/19	3,100	3,100,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.23%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	04/01/43	28,000	28,000,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.20%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.21%	04/01/34	4,790	4,790,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.21%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(e)	0.21%	04/01/22	7,770	7,770,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	12/01/24	7,715	7,715,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.20%	12/01/38	5,265	5,265,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(e)	0.19%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	08/15/34	44,400	44,400,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	06/01/37	6,685	6,685,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	04/01/35	9,900	9,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	06/01/39	9,605	9,605,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/36	10,700	10,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	01/15/36	33,265	33,265,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.17%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.12%	12/01/26	5,485	5,485,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.12%	08/01/30	5,900	5,900,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	05/01/30	19,300	19,300,000

Total Variable Rate Demand Notes (Cost $3,441,162,228)				3,441,162,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Bonds & Notes–5.48%
ANZ National (Int’l) Ltd. Sr. Unsec. Gtd. MTN(b)(c)(d)	0.95%	09/23/11	$140,000	$140,055,672

ING Bank N.V. Sr. Unsec. Notes(b)(c)(d)	1.07%	02/09/12	75,000	75,261,200

JPMorgan Chase Bank N.A. Sr. Unsec. Notes(d)	0.28%	09/07/12	200,000	200,000,000

Lloyds TSB Bank PLC Sr. Unsec. Euro MTN(b)(d)	0.90%	12/02/11	105,000	105,166,158

Rabobank Nederland Sr. Unsec. Notes(b)(c)(d)	0.43%	09/14/12	50,000	50,000,000

Royal Bank of Canada Sr. Unsec. Notes(b)(c)(d)	0.30%	08/31/12	200,000	200,000,000

Svenska Handelsbanken A.B. Notes(c)(d)	0.29%	09/07/12	150,000	150,000,000

Westpac Banking Corp. Sr. Unsec. Notes(b)(c)(d)	0.29%	09/06/12	150,000	150,000,000

Total Other Bonds & Notes (Cost $1,070,483,030)				1,070,483,030

TOTAL INVESTMENTS (excluding Repurchase Agreements)–96.36% (Cost $18,831,330,041)				18,831,330,041

			Repurchase
			Amount
Repurchase Agreements–4.01%(h)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by U.S. Treasury obligations valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	166,633,027	$166,632,842

Deutsche Bank Securities Inc., Joint agreement dated 08/31/11, maturing value of $1,000,045,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,190; 0%-11.25%, 10/20/11-02/15/40)	0.05%	09/01/11	500,000,694	500,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/11, aggregate maturing value of $500,000,972 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 3.42%-5.50%, 08/01/18-08/15/46)	0.07%	09/01/11	17,187,253	17,187,220

Wells Fargo Securities, LLC, Term agreement dated 08/17/11, maturing value $100,027,556 (collateralized by Corporate obligations valued at $105,000,001; 0%-4.80%, 09/15/11-02/10/51)	0.31%	09/19/11	100,027,556	100,000,000

Total Repurchase Agreements (Cost $783,820,062)				783,820,062

TOTAL INVESTMENTS(i)(j)–100.37% (Cost $19,615,150,103)				19,615,150,103

OTHER ASSETS LESS LIABILITIES–(0.37)%				(72,370,309)

NET ASSETS–100.00%				$19,542,779,794

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
MTN	– Medium-Term Notes
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Australia: 8.0%; United Kingdom: 7.2%; Netherlands: 5.7%; other countries less than 5% each: 16.0%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $8,257,331,002, which represented 42.25% of the Trust’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(h)	Principal amount equals value at period end. See Note 1J.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Australia Bank Ltd.	5.0%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–72.34%(a)
Asset-Backed Securities–Commercial Loans/Leases–3.53%
Atlantis One Funding Corp.(b)(c)	0.15%	09/02/11	$100,000	$99,999,583

Asset-Backed Securities–Consumer Receivables–24.89%
Amsterdam Funding Corp.(b)	0.20%	09/14/11	45,000	44,996,750

Amsterdam Funding Corp.(b)	0.23%	10/06/11	50,000	49,988,819

Amsterdam Funding Corp.(b)	0.27%	10/12/11	40,000	39,987,700

Barton Capital LLC(b)	0.42%	09/22/11	100,000	99,975,500

Bryant Park Funding LLC(b)	0.21%	09/06/11	129,000	128,996,238

Salisbury Receivables Co. LLC(b)	0.25%	10/26/11	50,000	49,980,903

Sheffield Receivables Corp.(b)	0.20%	10/05/11	54,000	53,989,800

Thames Asset Global Securitization No. 1, Inc.(b)(c)	0.25%	09/19/11	66,708	66,699,661

Thunder Bay Funding, LLC(b)	0.20%	09/01/11	121,000	121,000,000

Windmill Funding Corp.(b)	0.20%	09/01/11	50,000	50,000,000

				705,615,371

Asset-Backed Securities–Fully Supported Bank–14.40%
Crown Point Capital Co., LLC–Series A, (Multi-CEP’S-Liberty Hampshire Co., LLC; agent)(b)(c)	0.28%	09/02/11	30,000	29,999,767

Fairyway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)	0.14%	09/20/11	25,000	24,998,153

Gotham Funding Corp.; (CEP–The Bank of Tokyo-Mitsubishi UFJ, Ltd.)(b)(c)	0.23%	09/21/11	100,000	99,987,222

Gotham Funding Corp.; (CEP–The Bank of Tokyo-Mitsubishi UFJ, Ltd.)(b)(c)	0.23%	09/27/11	23,113	23,109,161

Govco LLC (CEP–Citibank N.A.)(b)	0.17%	09/20/11	100,000	99,991,028

Liberty Street Funding LLC; (CEP–Bank of Nova Scotia)(b)(c)	0.15%	09/07/11	55,000	54,998,625

Liberty Street Funding LLC; (CEP–Bank of Nova Scotia)(b)(c)	0.15%	09/16/11	75,000	74,995,312

				408,079,268

Asset-Backed Securities–Multi-Purpose–18.84%
Chariot Funding, LLC/Ltd.(b)	0.16%	09/26/11	59,200	59,193,422

Charta, LLC(b)	0.17%	09/26/11	25,000	24,997,048

Ciesco, LLC(b)	0.18%	09/12/11	35,000	34,998,075

Falcon Asset Securitization Corp.(b)	0.16%	09/29/11	70,000	69,991,289

Gemini Securitization Corp., LLC(b)	0.22%	09/07/11	65,000	64,997,617

Gemini Securitization Corp., LLC(b)	0.24%	09/12/11	40,000	39,997,067

Jupiter Securitization Corp.(b)	0.14%	09/12/11	40,000	39,998,289

Jupiter Securitization Corp.(b)	0.14%	10/04/11	75,000	74,990,375

Mont Blanc Capital Corp.(b)(c)	0.30%	09/22/11	50,000	49,991,250

Nieuw Amsterdam Receivables Corp.(b)(c)	0.23%	10/03/11	75,000	74,984,667

				534,139,099

Asset-Backed Securities–Securities–4.41%
Aspen Funding Corp.(b)	0.27%	09/14/11	75,000	74,992,688

Newport Funding Corp.(b)	0.25%	09/21/11	50,015	50,008,053

				125,000,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–4.76%
Metlife Short Term Funding LLC(b)	0.16%	09/08/11	$25,000	$24,999,222

Metlife Short Term Funding LLC(b)	0.19%	10/13/11	60,000	59,986,700

Metlife Short Term Funding LLC(b)	0.20%	09/15/11	50,000	49,996,111

				134,982,033

Regional Banks–1.51%
Banque et Caisse d’Epargne de l’Etat(c)	0.29%	09/09/11	42,750	42,747,245

Total Commercial Paper (Cost $2,050,563,340)				2,050,563,340

Variable Rate Demand Notes–18.54%(d)
Credit Enhanced–18.54%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.14%	05/15/38	3,825	3,825,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.21%	10/01/25	4,785	4,785,000

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC– Bank of New York Mellon)(e)	0.17%	12/15/18	7,400	7,400,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	12/01/28	5,200	5,200,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.22%	12/15/34	3,355	3,355,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	12/01/29	5,900	5,900,000

Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.15%	02/01/31	6,585	6,585,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	03/01/29	5,870	5,870,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.21%	11/01/40	870	870,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.14%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.14%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	12/01/39	7,000	7,000,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society);
Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.18%	06/01/37	5,000	5,000,000

Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.18%	06/01/15	4,895	4,895,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.21%	03/01/34	2,600	2,600,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	31,500	31,500,000

Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	10/01/32	6,640	6,640,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.20%	12/01/28	6,260	6,260,000

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(c)(e)	0.15%	01/01/18	3,970	3,970,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.21%	03/01/30	1,800	1,800,000

Hazleton (City of), Pennsylvania Industrial Development Authority (MMI Preparatory School); Series 1999, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.21%	10/01/24	3,240	3,240,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	04/01/24	$4,070	$4,070,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.18%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.16%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	08/15/25	7,900	7,900,000

Illinois (State of) Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(b)(e)	0.38%	07/01/41	8,000	8,000,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	02/01/39	3,700	3,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.15%	11/01/32	1,500	1,500,000

Jackson Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.23%	11/01/31	6,100	6,100,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	06/01/22	3,550	3,550,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.18%	07/15/33	3,830	3,830,000

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(e)	0.28%	12/01/19	4,320	4,320,000

Manatee (County of), Florida (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.31%	11/01/25	4,000	4,000,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/33	5,130	5,130,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(e)	0.20%	04/01/28	5,275	5,275,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.15%	10/01/38	7,080	7,080,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	06/01/37	14,946	14,946,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.16%	10/15/38	21,080	21,080,000

Michigan (State of) Strategic Fund (Consumers Energy Co.) Series 2008, Ref. VRD Limited Obligation RB (LOC–Bank of Nova Scotia)(c)(e)	0.13%	04/15/18	5,700	5,700,000

Mississippi (State of) Development Bank (Harrison County); Series 2008 A-1, Ref. VRD Special GO Bonds (LOC–Bank of America, N.A.)(e)	0.28%	10/01/17	500	500,000

Mississippi Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.18%	12/01/31	27,270	27,270,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/35	5,735	5,735,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.18%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(c)(e)	0.17%	07/01/38	15,195	15,195,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP– FHLMC)	0.22%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.18%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	01/01/24	34,500	34,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(e)	0.18%	04/01/32	$5,800	$5,800,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.20%	04/01/32	5,755	5,755,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.24%	09/01/27	3,885	3,885,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.21%	06/01/23	6,640	6,640,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	12/01/37	1,000	1,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.24%	10/15/38	1,600	1,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.21%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	03/01/19	2,885	2,885,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(c)(e)	0.17%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(e)	0.20%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	11/01/25	3,400	3,400,000

San Antonio (City of) Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	12/01/27	100	100,000

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	12/01/22	5,100	5,100,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(c)(e)	0.36%	12/01/30	200	200,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.22%	04/15/27	5,600	5,600,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–TD Bank, N.A.)(e)	0.17%	11/15/23	10,270	10,270,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	06/01/30	4,400	4,400,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.13%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(e)	0.18%	06/01/35	5,810	5,810,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.22%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.18%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.20%	03/01/36	6,380	6,380,000

Total Variable Rate Demand Notes (Cost $525,326,000)				525,326,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.88% (Cost $2,575,889,340)				2,575,889,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–14.38%(f)
Wells Fargo Securities, LLC, Joint agreement dated 08/31/11, aggregate maturing value of $500,000,972 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 3.42%-5.50%, 08/01/18-08/15/46) (Cost $407,580,232)	0.07%	09/01/11	$407,581,025	$407,580,232

TOTAL INVESTMENTS(g)(h)–105.26% (Cost $2,983,469,572)				2,983,469,572

OTHER ASSETS LESS LIABILITIES–(5.26)%				(148,957,618)

NET ASSETS–100.00%				2,834,511,954

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $2,023,841,095, which represented 71.40% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 7.9%; Canada: 6.1%; other countries less than 5% each: 10.7%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Also represents cost for federal income tax purposes.
(h)	Entities may either issue, guaranteed, backed or otherwise enhanced the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater then 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–34.98%
U.S. Treasury Bills–25.10%(a)
U.S. Treasury Bills	0.09%	09/01/11	$150,000	$150,000,000

U.S. Treasury Bills	0.16%	09/01/11	250,000	250,000,000

U.S. Treasury Bills	0.04%	09/08/11	195,000	194,998,483

U.S. Treasury Bills	0.11%	09/22/11	150,000	149,990,375

U.S. Treasury Bills	0.17%	09/22/11	200,000	199,980,750

U.S. Treasury Bills	0.13%	09/29/11	150,000	149,984,833

U.S. Treasury Bills	0.17%	09/29/11	200,000	199,973,167

U.S. Treasury Bills	0.18%	10/06/11	173,000	172,970,145

U.S. Treasury Bills	0.12%	10/13/11	150,000	149,978,825

U.S. Treasury Bills	0.06%	10/27/11	175,000	174,985,028

U.S. Treasury Bills	0.07%	10/27/11	100,000	99,989,578

U.S. Treasury Bills	0.07%	10/27/11	100,000	99,989,422

U.S. Treasury Bills	0.06%	01/12/12	150,000	149,963,979

U.S. Treasury Bills	0.27%	01/12/12	150,000	149,849,267

U.S. Treasury Bills	0.06%	01/19/12	150,000	149,964,417

U.S. Treasury Bills	0.07%	01/19/12	200,000	199,945,556

U.S. Treasury Bills	0.11%	01/19/12	150,000	149,937,583

U.S. Treasury Bills	0.08%	01/26/12	150,000	149,947,938

U.S. Treasury Bills	0.10%	01/26/12	100,000	99,959,983

U.S. Treasury Bills	0.11%	01/26/12	150,000	149,932,625

U.S. Treasury Bills	0.13%	02/02/12	150,000	149,916,583

U.S. Treasury Bills	0.07%	02/09/12	195,000	194,938,954

U.S. Treasury Bills	0.08%	02/16/12	100,000	99,963,833

U.S. Treasury Bills	0.08%	02/16/12	100,000	99,962,667

				3,737,123,991

U.S. Treasury Notes–9.88%
U.S. Treasury Notes	1.00%	09/30/11	145,000	145,106,868

U.S. Treasury Notes	4.50%	09/30/11	100,000	100,349,869

U.S. Treasury Notes	1.00%	10/31/11	200,000	200,294,677

U.S. Treasury Notes	4.63%	10/31/11	125,000	125,925,311

U.S. Treasury Notes	0.75%	11/30/11	200,000	200,338,132

U.S. Treasury Notes	0.88%	01/31/12	303,000	303,968,418

U.S. Treasury Notes	1.38%	02/15/12	150,000	150,870,679

U.S. Treasury Notes	0.88%	02/29/12	243,000	243,919,971

				1,470,773,925

Total U.S. Treasury Securities (Cost $5,207,897,916)				5,207,897,916

TOTAL INVESTMENTS (excluding Repurchase Agreements)–34.98% (Cost $5,207,897,916)				5,207,897,916

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–64.99%(b)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by a U.S. Treasury obligation valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	$27,140,042	$27,140,012

Barclays Capital Inc., Term agreement dated 07/13/11, maturing value of $800,121,333 (collateralized by U.S. Treasury obligations valued at $821,071,373; 1.25%-3.88%, 04/15/12-04/15/29)(c)	0.06%	10/12/11	800,121,333	800,000,000

Barclays Capital Inc., Term agreement dated 08/02/11, maturing value of $500,094,722 (collateralized by U.S. Treasury obligations valued at $510,000,008; 1.38%-3.38%, 04/15/12-04/15/32)(c)	0.11%	10/03/11	500,094,722	500,000,000

Barclays Capital Inc., Term agreement dated 08/15/11, maturing value of $600,073,500 (collateralized by U.S. Treasury obligations valued at $612,446,189; 1.38%-4.75%, 04/15/12-02/15/37)(c)	0.07%	10/17/11	600,073,500	600,000,000

BMO Capital Markets Corp., Agreement dated 08/31/11, maturing value $250,000,278 (collateralized by U.S. Treasury obligations valued at $255,000,070; 0%-7.63%, 10/20/11-02/15/25)	0.04%	09/01/11	250,000,278	250,000,000

BNP Paribas Securities Corp., Agreement dated 08/31/11, maturing value $950,001,056 (collateralized by U.S. Treasury obligations valued at $969,000,039; 0.13%-2.75%, 02/28/13-01/31/15)	0.04%	09/01/11	950,001,056	950,000,000

BNP Paribas Securities Corp., Term agreement dated 07/21/11, maturing value $700,071,167 (collateralized by U.S. Treasury obligations valued at $714,000,016; 0%-8.50%, 10/31/11-08/15/40)(c)	0.06%	09/20/11	700,071,167	700,000,000

BNP Paribas Securities Corp., Term agreement dated 08/15/11, maturing value $600,036,167 (collateralized by U.S. Treasury obligations valued at $612,000,093; 0.50%-3.38%, 01/15/12-01/15/28)(c)	0.07%	09/15/11	600,036,167	600,000,000

CIBC World Markets Corp., Agreement dated 08/31/11, maturing value of $100,000,139 (collateralized by U.S. Treasury obligations valued at $102,003,714; 0.38%-4.38%, 10/31/12-08/15/41)	0.05%	09/01/11	100,000,139	100,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 08/31/11, maturing value of $250,000,347 (collateralized by U.S. Treasury obligations valued at $255,002,058; 0%-11.25%, 02/15/15-08/15/40)	0.05%	09/01/11	250,000,347	250,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 08/05/11, maturing value of $500,041,667 (collateralized by U.S. Treasury obligations valued at $510,003,084; 0%, 08/15/14-05/15/37)	0.05%	10/04/11	500,041,667	500,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 07/12/11, aggregate maturing value of $1,000,045,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,190; 0%-11.25%, 10/20/11-02/15/40)(c)	0.05%	09/15/11	500,045,139	500,000,000

Deutsche Bank Securities Inc., Term agreement dated 07/05/11, maturing value of $700,073,500 (collateralized by U.S. Treasury obligations valued at $714,000,038; 0%-9.25%, 09/15/11-08/15/41)(c)	0.06%	09/01/11	700,073,500	700,000,000

HSBC Securities (USA) Inc., Agreement dated 08/31/11, maturing value $500,000,694 (collateralized by U.S. Treasury obligations valued at $510,002,252; 0.13%-2.50%, 04/15/16-07/15/21)	0.05%	09/01/11	500,000,694	500,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 08/31/11, maturing value $200,000,222 (collateralized by U.S. Treasury obligations valued at $204,000,021; 2.00%, 11/30/13)	0.04%	09/01/11	200,000,222	200,000,000

Morgan Stanley, Agreement dated 08/31/11, maturing value $200,000,222 (collateralized by U.S. Treasury obligations valued at $204,000,091; 0%-3.13%, 01/19/12-08/31/13)	0.04%	09/01/11	200,000,222	200,000,000

RBS Securities Inc., Agreement dated 08/31/11, maturing value $500,000,694 (collateralized by U.S. Treasury obligations valued at $510,004,587; 0.63%-3.00%, 07/15/12-01/15/21)	0.05%	09/01/11	500,000,694	500,000,000

RBS Securities Inc., Term agreement dated 08/15/11, maturing value $300,025,000 (collateralized by U.S. Treasury obligations valued at $306,003,544; 0.13%-0.50%, 04/15/15-04/15/16)(c)	0.05%	10/14/11	300,025,000	300,000,000

Societe Generale, Agreement dated 08/31/11, maturing value of $1,250,001,736 (collateralized by U.S. Treasury obligations valued at $1,275,000,063; 0%-7.88%, 10/20/11-08/15/41)	0.05%	09/01/11	1,250,001,736	1,250,000,000

Wells Fargo Securities, LLC, Agreement dated 08/31/11, maturing value $250,000,278 (collateralized by U.S. Treasury obligations valued at $255,000,705; 0%-11.25%, 09/01/11-02/15/41)	0.04%	09/01/11	250,000,278	250,000,000

Total Repurchase Agreements (Cost $9,677,140,012)				9,677,140,012

TOTAL INVESTMENTS(d)–99.97% (Cost $14,885,037,928)				14,885,037,928

OTHER ASSETS LESS LIABILITIES–0.03%				4,158,105

NET ASSETS–100.00%				$14,889,196,033

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1J.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–56.87%
Federal Farm Credit Bank (FFCB)–5.56%
Bonds(a)	0.13%	09/20/11	$40,000	$39,999,789

Bonds(a)	0.12%	12/16/11	75,000	74,999,456

Bonds(a)	0.21%	07/19/12	80,000	80,000,000

Bonds(a)	0.18%	08/08/12	52,920	52,909,961

Bonds(a)	0.19%	08/15/12	80,000	79,992,372

Bonds(a)	0.23%	08/17/12	80,000	79,976,646

Disc. Notes(b)	0.09%	11/08/11	25,000	24,995,750

Disc. Notes(b)	0.09%	11/09/11	25,000	24,995,688

Disc. Notes(b)	0.28%	11/17/11	75,000	74,954,281

				532,823,943

Federal Home Loan Bank (FHLB)–23.71%
Unsec. Bonds(a)	0.13%	09/09/11	50,000	49,999,448

Unsec. Bonds(a)	0.30%	09/13/11	25,000	25,000,000

Unsec. Bonds(a)	0.17%	09/23/11	85,000	84,998,971

Unsec. Bonds	0.10%	01/11/12	75,000	74,993,544

Unsec. Bonds	0.14%	01/17/12	45,000	44,994,408

Unsec. Bonds	0.10%	01/18/12	75,000	74,990,689

Unsec. Bonds	0.10%	01/19/12	151,000	150,980,393

Unsec. Bonds(a)	0.29%	01/20/12	80,000	79,996,916

Unsec. Bonds	0.13%	01/23/12	71,000	71,002,055

Unsec. Bonds	0.12%	02/13/12	130,000	129,980,793

Unsec. Bonds	0.13%	02/13/12	65,000	64,994,513

Unsec. Bonds	0.12%	02/15/12	140,000	139,980,368

Unsec. Bonds	0.12%	02/23/12	75,000	74,984,478

Unsec. Bonds	0.12%	02/27/12	75,000	74,981,939

Unsec. Bonds	0.12%	02/27/12	80,000	79,982,000

Unsec. Bonds(a)	0.14%	07/13/12	95,000	94,995,899

Unsec. Bonds(a)	0.15%	07/13/12	60,000	60,000,000

Unsec. Bonds(a)	0.14%	07/19/12	80,000	80,000,000

Unsec. Disc. Notes(b)	0.00%	09/01/11	23,424	23,424,063

Unsec. Disc. Notes(b)	0.11%	09/14/11	50,000	49,998,014

Unsec. Disc. Notes(b)	0.09%	09/15/11	100,000	99,996,500

Unsec. Disc. Notes(b)	0.09%	10/24/11	50,000	49,993,375

Unsec. Disc. Notes(b)	0.13%	11/02/11	56,000	55,987,462

Unsec. Disc. Notes(b)	0.15%	05/15/12	50,000	49,946,458

Unsec. Disc. Notes(b)	0.16%	06/15/12	40,000	39,948,800

Unsec. Global Bonds	0.17%	09/16/11	110,000	109,998,686

Unsec. Global Bonds	0.26%	11/17/11	50,455	50,469,377

Unsec. Global Bonds	0.09%	01/23/12	50,000	49,993,646

Unsec. Global Bonds	0.12%	02/24/12	80,000	79,981,314

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Global Bonds(a)	0.13%	07/19/12	$75,000	$74,990,103

Unsec. Global Bonds	0.26%	08/28/12	80,000	80,000,000

				2,271,584,212

Federal Home Loan Mortgage Corp. (FHLMC)–12.34%
Sr. Unsec Global Notes	5.50%	09/15/11	90,000	90,184,243

Unsec. Disc. Notes(b)	0.10%	09/01/11	25,000	25,000,000

Unsec. Disc. Notes(b)	0.17%	09/20/11	50,000	49,995,514

Unsec. Disc. Notes(b)	0.09%	09/27/11	50,000	49,996,750

Unsec. Disc. Notes(b)	0.12%	09/27/11	30,000	29,997,400

Unsec. Disc. Notes(b)	0.16%	10/03/11	55,000	54,992,178

Unsec. Disc. Notes(b)	0.10%	10/04/11	31,000	30,997,158

Unsec. Disc. Notes(b)	0.17%	10/04/11	100,000	99,984,417

Unsec. Disc. Notes(b)	0.10%	10/06/11	100,000	99,990,278

Unsec. Disc. Notes(b)	0.10%	10/12/11	50,000	49,994,305

Unsec. Disc. Notes(b)	0.11%	10/18/11	35,000	34,994,974

Unsec. Disc. Notes(b)	0.20%	10/18/11	60,000	59,984,725

Unsec. Disc. Notes(b)	0.20%	10/19/11	50,000	49,986,667

Unsec. Disc. Notes(b)	0.13%	10/31/11	40,000	39,991,333

Unsec. Disc. Notes(b)	0.10%	11/07/11	50,000	49,990,694

Unsec. Disc. Notes(b)	0.11%	11/08/11	50,000	49,989,611

Unsec. Disc. Notes(b)	0.13%	11/21/11	50,000	49,985,375

Unsec. Disc. Notes(b)	0.13%	02/06/12	50,000	49,971,472

Unsec. Disc. Notes(b)	0.14%	02/06/12	40,000	39,975,422

Unsec. Disc. Notes(b)	0.13%	03/01/12	50,000	49,967,139

Unsec. Disc. Notes(b)	0.15%	03/20/12	50,000	49,958,125

Unsec. Global Notes(a)	0.07%	11/09/11	50,000	49,993,216

Unsec. MTN(a)	0.19%	09/26/11	26,000	26,000,367

				1,181,921,363

Federal National Mortgage Association (FNMA)–14.01%
Unsec. Disc. Notes(b)	0.11%	09/01/11	75,000	75,000,000

Unsec. Disc. Notes(b)	0.16%	09/01/11	50,000	50,000,000

Unsec. Disc. Notes(b)	0.11%	09/06/11	75,000	74,998,854

Unsec. Disc. Notes(b)	0.12%	09/13/11	75,000	74,997,000

Unsec. Disc. Notes(b)	0.18%	09/21/11	55,400	55,394,383

Unsec. Disc. Notes(b)	0.11%	11/01/11	60,000	59,988,817

Unsec. Disc. Notes(b)	0.10%	11/09/11	49,500	49,490,513

Unsec. Disc. Notes(b)	0.11%	11/09/11	47,000	46,990,091

Unsec. Disc. Notes(b)	0.11%	11/10/11	60,000	59,987,167

Unsec. Disc. Notes(b)	0.11%	11/15/11	50,000	49,988,542

Unsec. Disc. Notes(b)	0.12%	11/16/11	88,830	88,807,496

Unsec. Disc. Notes(b)	0.07%	01/04/12	65,000	64,984,201

Unsec. Disc. Notes(b)	0.14%	01/09/12	45,000	44,977,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal National Mortgage Association (FNMA)–(continued)

Unsec. Disc. Notes(b)	0.13%	01/11/12	$62,000	$61,970,447

Unsec. Disc. Notes(b)	0.12%	01/17/12	75,000	74,965,500

Unsec. Disc. Notes(b)	0.16%	01/18/12	85,000	84,947,489

Unsec. Disc. Notes(b)	0.13%	02/08/12	65,000	64,962,444

Unsec. Disc. Notes(b)	0.14%	02/16/12	65,000	64,957,533

Unsec. Disc. Notes(b)	0.14%	02/17/12	65,000	64,957,281

Unsec. Disc. Notes(b)	0.15%	03/01/12	50,000	49,962,083

Unsec. Global Notes(a)	0.21%	07/26/12	80,000	80,014,795

				1,342,341,886

Tennessee Valley Authority (TVA)–1.25%
Tennessee Valley Authority Disc. Notes	0.20%	09/22/11	120,000	119,986,000

Total U.S. Government Sponsored Agency Securities (Cost $5,448,657,404)				5,448,657,404

U.S. Treasury Securities–1.56%(b)
U.S. Treasury Bills	0.17%	09/22/11	75,000	74,992,672

U.S. Treasury Bills	0.28%	01/12/12	75,000	74,923,802

Total U.S. Treasury Securities (Cost $149,916,474)				149,916,474

TOTAL INVESTMENTS (excluding Repurchase Agreements) (Cost $5,598,573,878)				5,598,573,878

			Repurchase
			Amount
Repurchase Agreements–41.55%(c)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $203,992,668 (collateralized by U.S. Government sponsored agency obligations valued at $208,072,603; 0%, 04/15/18-04/15/30)	0.05%	09/01/11	128,992,564	128,992,385

Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by a U.S. Treasury obligation valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	52,174,801	52,174,743

BMO Capital Markets Corp., Agreement dated 08/31/11, maturing value $200,000,278 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,000,084; 0%-5.25%, 12/31/11-04/25/31)	0.05%	09/01/11	200,000,278	200,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/11, aggregate maturing value $1,000,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $1,020,000,185; 0%-5.25%, 11/02/11-12/11/20)	0.05%	09/01/11	950,001,320	950,000,000

BNP Paribas Securities Corp., Term agreement dated 07/21/11, maturing value $300,035,583 (collateralized by U.S. Government sponsored agency obligations valued at $306,004,343; 0%-10.35%, 10/06/11-09/15/39)(d)	0.07%	09/20/11	300,035,583	300,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/11, aggregate maturing value of $100,000,167 (collateralized by U.S. Government sponsored agency obligations valued at $104,095,707; 0%-8.63%, 09/13/13-09/15/60)	0.06%	09/01/11	40,000,067	40,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/11, aggregate maturing value $350,000,583 (collateralized by U.S. Government sponsored agency obligations valued at $357,002,309; 0.16%-1.88%, 12/30/11-06/21/13)	0.06%	09/01/11	290,000,483	290,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 07/05/11, aggregate maturing value $325,039,813 (collateralized by U.S. Government sponsored agency obligations valued at $331,502,202; 0%-9.80%, 09/07/11-04/01/56)(d)	0.07%	09/06/11	275,033,688	275,000,000

Goldman, Sachs & Co., Joint agreement dated 08/31/11, aggregate maturing value $500,000,694 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,829; 0%-6.63%, 01/17/12-12/30/30)	0.05%	09/01/11	440,000,611	440,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 08/31/11, aggregate maturing value $250,000,278 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,893; 0%-4.63%, 02/27/12-05/04/37)	0.04%	09/01/11	190,000,211	190,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

RBS Securities Inc., Joint agreement dated 08/31/11, aggregate maturing value $500,000,833 (collateralized by U.S. Government sponsored agency obligations valued at $510,003,285; 0%-9.38%, 10/15/11-09/15/39)	0.06%	09/01/11	$440,000,733	$440,000,000

Societe Generale, Joint agreement dated 08/31/11, aggregate maturing value $750,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,405; 0%-5.88%, 11/04/11-04/01/56)	0.06%	09/01/11	675,001,125	675,000,000

Total Repurchase Agreements (Cost $3,981,167,128)				3,981,167,128

TOTAL INVESTMENTS(e)–99.98% (Cost $9,579,741,006)				9,579,741,006

OTHER ASSETS LESS LIABILITIES–0.02%				1,923,085

NET ASSETS–100.00%				$9,581,664,091

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Sr.	– Senior
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–89.56%
Federal Farm Credit Bank (FFCB)–13.56%
Bonds(a)	0.13%	09/20/11	$5,600	$5,599,970

Bonds(a)	0.32%	02/13/12	5,000	5,003,182

Bonds(a)	0.21%	07/19/12	5,000	5,000,000

Bonds(a)	0.22%	08/03/12	20,000	19,999,065

Bonds(a)	0.19%	08/15/12	5,000	4,999,523

Disc. Notes(b)	0.16%	09/21/11	15,000	14,998,667

Disc. Notes(b)	0.01%	09/26/11	10,000	9,999,931

Disc. Notes(b)	0.29%	11/17/11	7,169	7,164,630

				72,764,968

Federal Home Loan Bank (FHLB)–72.28%
Unsec. Bonds(a)	0.13%	09/09/11	8,100	8,099,911

Unsec. Bonds(a)	0.30%	09/13/11	5,000	5,000,000

Unsec. Bonds(a)	0.17%	09/23/11	5,000	4,999,939

Unsec. Bonds(a)	0.28%	10/20/11	5,000	5,000,000

Unsec. Bonds	0.10%	01/11/12	5,000	4,999,321

Unsec. Bonds	0.10%	01/19/12	10,000	9,998,618

Unsec. Bonds(a)	0.29%	01/20/12	5,000	4,999,807

Unsec. Bonds	0.13%	01/23/12	5,000	5,000,145

Unsec. Bonds	0.12%	02/23/12	5,000	4,998,965

Unsec. Bonds(a)	0.14%	07/13/12	10,000	9,999,568

Unsec. Bonds(a)	0.14%	07/19/12	5,000	5,000,000

Unsec. Disc. Notes(b)	0.00%	09/01/11	126,576	126,575,937

Unsec. Disc. Notes(b)	0.09%	09/06/11	10,000	9,999,875

Unsec. Disc. Notes(b)	0.05%	09/07/11	15,000	14,999,875

Unsec. Disc. Notes(b)	0.04%	10/07/11	10,000	9,999,600

Unsec. Disc. Notes(b)	0.07%	10/07/11	10,000	9,999,300

Unsec. Disc. Notes(b)	0.13%	10/07/11	8,000	7,998,960

Unsec. Disc. Notes(b)	0.14%	10/14/11	15,000	14,997,492

Unsec. Disc. Notes(b)	0.18%	10/26/11	7,500	7,497,938

Unsec. Disc. Notes(b)	0.10%	11/16/11	10,000	9,997,889

Unsec. Disc. Notes(b)	0.10%	11/25/11	10,000	9,997,639

Unsec. Disc. Notes(b)	0.07%	12/15/11	5,000	4,998,979

Unsec. Disc. Notes(b)	0.09%	12/28/11	5,000	4,998,525

Unsec. Disc. Notes(b)	0.10%	01/11/12	5,000	4,998,167

Unsec. Disc. Notes(b)	0.07%	01/18/12	5,230	5,228,586

Unsec. Disc. Notes(b)	0.12%	01/18/12	7,500	7,496,525

Unsec. Disc. Notes(b)	0.14%	01/20/12	5,000	4,997,258

Unsec. Disc. Notes(b)	0.12%	01/25/12	7,500	7,496,350

Unsec. Disc. Notes(b)	0.10%	02/01/12	10,000	9,995,963

Unsec. Disc. Notes(b)	0.10%	02/03/12	10,000	9,995,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes(b)	0.13%	02/03/12	$7,500	$7,495,802

Unsec. Disc. Notes(b)	0.13%	02/10/12	5,000	4,997,075

Unsec. Disc. Notes(b)	0.13%	02/10/12	5,000	4,996,963

Unsec. Global Bonds	0.17%	09/16/11	20,000	19,999,761

				387,856,427

Tennessee Valley Authority (TVA)–3.72%
Tennessee Valley Authority, Disc. Notes(b)	0.19%	09/22/11	10,000	9,998,892

Disc. Notes(b)	0.20%	09/22/11	10,000	9,998,833

				19,997,725

Total U.S. Government Sponsored Agency Securities (Cost $480,619,120)				480,619,120

U.S. Treasury Securities–15.75%(b)
U.S. Treasury Bills	0.00%	09/01/11	25,000	25,000,000

U.S. Treasury Bills	0.00%	09/08/11	14,000	13,999,997

U.S. Treasury Bills	0.00%	09/15/11	25,000	24,999,952

U.S. Treasury Bills	0.00%	09/22/11	15,000	14,999,991

U.S. Treasury Bills	0.28%	01/12/12	5,500	5,494,412

Total U.S. Treasury Securities (Cost $84,494,352)				84,494,352

TOTAL INVESTMENTS(c)–105.31% (Cost $565,113,472)				565,113,472

OTHER ASSETS LESS LIABILITIES–(5.31)%				(28,503,604)

NET ASSETS–100.00%				$536,609,868

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

August 31, 2011

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.39%
Alabama–0.38%
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.16%	05/01/41	$3,000	$3,000,000

Arizona–3.12%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(e)	0.25%	08/01/15	7,460	7,460,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.22%	12/01/37	12,000	12,000,000

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of San Francisco)(a)	0.20%	10/01/25	4,930	4,930,000

				24,390,000

Colorado–5.36%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	07/01/34	2,230	2,230,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	11/01/28	2,500	2,500,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP–FNMA)(a)	0.16%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.49%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.24%	07/01/21	4,565	4,565,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	12/01/34	6,810	6,810,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(d)	0.24%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	12/01/23	2,295	2,295,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(c)(d)	0.36%	12/01/30	12,190	12,190,000

				41,925,000

Connecticut–0.77%
Newtown (Town of); Series 2011, Unlimited Tax GO BAN	1.50%	02/22/12	6,000	6,030,173

District of Columbia–1.21%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.43%	01/01/29	9,497	9,497,000

Florida–5.46%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	12/01/29	6,930	6,930,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.21%	11/15/35	10,990	10,990,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.24%	06/01/22	2,900	2,900,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(e)	0.21%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.31%	11/01/25	1,300	1,300,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.35%	12/01/25	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	09/01/29	$2,450	$2,450,000

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.18%	07/01/32	10,000	9,999,581

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	04/01/20	2,725	2,725,000

				42,694,581

Georgia–3.51%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.27%	01/01/21	5,635	5,635,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.21%	09/01/25	8,390	8,390,000

Gwinnett (County of) Housing Authority (The Greens Apartments) Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.19%	06/15/25	4,100	4,100,000

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	01/01/32	2,200	2,200,000

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	07/01/24	2,700	2,700,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	11/15/32	3,920	3,920,000

Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)(a)	0.17%	06/01/25	500	500,000

				27,445,000

Idaho–0.65%
Idaho (State of); Series 2011, Unlimited GO TAN	2.00%	06/29/12	5,000	5,071,559

Illinois–7.16%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(d)	0.14%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	06/01/36	7,255	7,255,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	03/01/30	4,845	4,845,000

Illinois (State of) Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.49%	01/01/19	4,100	4,100,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.13%	01/01/16	1,340	1,340,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.18%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	08/01/28	12,590	12,590,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.18%	03/01/28	1,100	1,100,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 A, RB(a)	0.43%	12/01/46	5,000	5,000,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	08/01/15	2,300	2,300,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.40%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.19%	06/01/32	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	08/15/25	$2,260	$2,260,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	09/01/32	3,130	3,130,000

				56,040,000

Indiana–1.65%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.29%	08/01/37	2,580	2,580,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.24%	12/01/23	3,850	3,850,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	07/01/27	6,500	6,500,000

				12,930,000

Iowa–0.48%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	10/01/32	640	640,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.30%	02/01/33	1,130	1,130,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.15%	11/01/32	500	500,000

Iowa (State of) Higher Education Loan Authority, (Private Education Working Capital Loan Program–Morningside College); Series 2011 E, RAN (LOC–U.S. Bank, N.A.)(d)	2.00%	05/18/12	1,500	1,515,899

				3,785,899

Kansas–1.32%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(b)	0.22%	03/01/31	3,500	3,500,000

Wichita (City of); Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	6,800	6,800,123

				10,300,123

Maryland–0.29%
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	07/01/28	2,290	2,290,000

Massachusetts–0.61%
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.20%	09/01/38	4,800	4,800,000

Michigan–1.17%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.16%	10/15/38	1,870	1,870,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.22%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.60%	09/01/25	1,540	1,540,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.21%	05/01/31	$600	$600,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	11/01/25	3,500	3,500,000

				9,125,000

Minnesota–2.63%
Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	01/01/12	1,200	1,200,000

Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 6-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.20%	04/01/37	5,835	5,835,000

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2010 B, COP	2.00%	09/01/11	3,000	3,000,000

Series 2011 A, COP	2.00%	09/01/11	4,000	4,000,000

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	11/15/31	5,000	5,000,000

St. Paul (City of) Metropolitan Council; Series 2011 B, Ref. Wastewater Unlimited Tax GO Bonds	4.00%	12/01/11	1,500	1,513,352

				20,548,352

Mississippi–1.06%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 E, VRD Gulf Opportunity Zone IDR(a)	0.07%	12/01/30	2,900	2,900,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–FHLB of Dallas)(a)	0.21%	05/01/35	5,365	5,365,000

				8,265,000

Missouri–4.62%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.43%	11/01/27	1,785	1,785,000

Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.31%	11/01/18	1,200	1,200,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC–FHLB of Des Moines)(a)(d)	0.22%	11/01/21	1,950	1,950,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	02/01/28	1,595	1,595,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	04/01/30	2,000	2,000,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.24%	12/01/27	14,500	14,500,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.23%	12/01/15	3,950	3,950,000

St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	04/15/27	9,170	9,170,000

				36,150,000

Nevada–0.90%
Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.15%	06/01/39	7,000	7,000,000

New Hampshire–0.41%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.29%	06/01/28	3,200	3,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–4.66%
North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.27%	04/01/29	$6,000	$6,000,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.29%	08/01/23	2,210	2,210,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	10/01/18	2,400	2,400,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.16%	11/15/28	11,215	11,215,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	02/01/28	4,760	4,760,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.17%	12/01/36	9,900	9,900,000

				36,485,000

Ohio–2.93%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	11/01/40	6,000	6,000,000

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	12/01/32	15,390	15,390,000

Ohio (State of) (Logistics & Distribution Program); Series 2011 A, Development Assistance BAN	0.35%	06/01/12	1,500	1,500,000

				22,890,000

Pennsylvania–6.54%
Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	06/01/35	8,080	8,080,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.23%	09/01/18	2,570	2,570,000

Geisinger Authority (Geisinger Health System); Series 2005 C, VRD RB(a)	0.09%	08/01/28	500	500,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	10/15/25	7,945	7,945,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	09/01/28	7,815	7,815,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(c)(d)	0.17%	07/01/38	7,438	7,438,000

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.23%	04/01/20	1,900	1,900,000

Philadelphia (City of) Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.23%	07/01/27	3,000	3,000,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(d)	0.21%	07/01/27	11,920	11,920,000

				51,168,000

Rhode Island–5.41%
Rhode Island (State of) Health & Educational Building Corp. (Care New England);
Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	09/01/32	4,655	4,655,000

Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	09/01/37	26,720	26,720,000

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(a)(c)(d)	0.32%	07/01/31	10,950	10,950,000

				42,325,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina–0.90%
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(a)(d)	0.17%	01/01/34	$2,000	$2,000,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)(a)	0.18%	11/15/35	5,000	5,000,000

				7,000,000

Tennessee–1.64%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	04/01/24	1,100	1,100,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.18%	05/15/31	1,375	1,375,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.68%	08/01/19	520	520,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(a)(c)(d)	0.23%	07/01/19	9,800	9,800,000

				12,795,000

Texas–16.62%
Arlington Independent School District; Series 2011 A, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.00%	02/15/12	3,225	3,263,765

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC–BNP Paribas)(a)(b)(c)(d)	0.25%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.13%	11/15/47	2,600	2,600,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	0.82%	03/01/33	5,620	5,620,000

Houston (City of);
Series 2009 H-2, Commercial Paper GO Notes	0.18%	09/06/11	12,800	12,800,000

Series 2009 H-2, Commercial Paper GO Notes	0.22%	10/18/11	7,000	7,000,000

Series 2009 H-2, Commercial Paper GO Notes	0.16%	11/03/11	7,000	7,000,000

Houston Independent School District; Series 2009, Ref. Limited Tax GO Bonds	4.00%	02/15/12	1,000	1,015,919

Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008 A, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	01/01/41	19,500	19,500,000

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	05/01/19	9,100	9,100,000

Pharr-San Juan-Alamo Independent School District; Series 2006, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/01/12	1,025	1,044,884

Richardson Independent School District; Series 2002, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.80%	02/15/12	1,000	1,016,071

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	12/01/27	13,165	13,165,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.22%	12/01/28	22,945	22,945,000

San Antonio (City of); Series 2011, Combination Tax & Revenue Limited Tax Ctfs. of Obligation	2.00%	08/01/12	1,665	1,691,904

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.18%	04/01/26	4,540	4,540,000

Spring Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/12	1,600	1,626,625

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.19%	02/15/27	7,760	7,760,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Texas A&M University System Board of Regents (Health Science Center); Series 2006, Permanent University Fund RB	4.50%	07/01/12	$1,130	$1,169,731

Travis (County of); Series 2011, Limited Tax Ctfs. of Obligation	3.00%	03/01/12	2,300	2,329,958

				130,038,857

Utah–1.17%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	06/01/21	2,700	2,700,000

Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds	2.00%	07/01/12	3,300	3,347,594

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.27%	04/01/42	3,125	3,125,000

				9,172,594

Virginia–4.47%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.19%	10/01/48	4,000	4,000,000

Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.21%	03/01/35	13,185	13,185,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2006, GO Commercial Paper BAN	0.13%	09/07/11	15,000	15,000,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.23%	12/01/19	1,190	1,190,000

				34,945,000

Washington–4.32%
King (County of);
Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	7,000	7,082,164

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	8,500	8,680,789

Lake Tapps Parkway Properties; Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	12/01/19	4,700	4,700,000

Seattle School District No. 1; Series 2007 A, Limited Tax GO Bonds	4.25%	12/01/11	1,000	1,009,735

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	09/01/33	3,385	3,385,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.19%	07/01/22	1,515	1,515,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	08/01/24	2,250	2,250,000

				33,787,688

West Virginia–0.89%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.21%	01/01/34	7,000	7,000,000

Wisconsin–4.32%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–FHLB of Chicago)(a)	0.21%	10/01/42	5,340	5,340,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds(a)	0.15%	02/01/25	20,200	20,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.20%	06/01/37	5,200	5,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.40%	07/01/14	$1,070	$1,070,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.29%	08/15/34	2,000	2,000,000

				33,810,000

Wyoming–2.76%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.16%	11/01/24	5,460	5,460,000

Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(c)(d)	0.15%	01/01/18	3,030	3,030,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.16%	11/01/24	13,060	13,060,000

				21,550,000

TOTAL INVESTMENTS(f)(g)–99.39% (Cost $777,454,826)				777,454,826

OTHER ASSETS LESS LIABILITIES–-0.61%				4,806,920

NET ASSETS–100.00%				$782,261,746

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $49,922,000, which represented 6.38% of the Trust’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 6.6%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	22.6%

Wells Fargo Bank, N.A.	8.4

Federal National Mortgage Association	7.8

Bank of America, N.A.	7.8

PNC Bank, N.A.	6.5

Federal Home Loan Mortgage Corp.	6.5

U.S. Bank, N.A.	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2011

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$18,831,330,041	$2,575,889,340	$5,207,897,916	$5,598,573,878	$565,113,472	$777,454,826

Repurchase agreements, at value and cost	783,820,062	407,580,232	9,677,140,012	3,981,167,128	—	—

Total investments, at value and cost	19,615,150,103	2,983,469,572	14,885,037,928	9,579,741,006	565,113,472	777,454,826

Cash	—	—	—	—	—	1,489,869

Receivable for:
Investments sold	29,515,109	1,840,042	—	—	—	3,035,000

Interest	4,162,897	77,293	6,174,086	2,822,607	36,840	602,457

Fund expenses absorbed	356,427	225,186	1,267,819	604,914	25,152	75,119

Investment for trustee deferred compensation and retirement plans	540,770	253,659	253,618	106,101	49,538	94,831

Other assets	27,045	155,725	33,420	48,133	21,721	64,007

Total assets	19,649,752,351	2,986,021,477	14,892,766,871	9,583,322,761	565,246,723	782,816,109

Liabilities:
Payable for:
Investments purchased	101,357,639	149,971,931	—	—	24,999,951	—

Amount due custodian	—	—	—	—	3,434,559	—

Dividends	1,300,329	78,193	257,128	158,766	9,382	13,768

Accrued fees to affiliates	988,782	304,321	1,718,109	661,600	56,529	96,719

Accrued operating expenses	294,784	69,756	197,604	205,727	37,562	41,635

Trustee deferred compensation and retirement plans	3,031,023	1,085,322	1,397,997	632,577	98,872	402,241

Total liabilities	106,972,557	151,509,523	3,570,838	1,658,670	28,636,855	554,363

Net assets applicable to shares outstanding	$19,542,779,794	$2,834,511,954	$14,889,196,033	$9,581,664,091	$536,609,868	$782,261,746

Net assets consist of:
Shares of beneficial interest	$19,540,288,844	$2,833,454,301	$14,887,523,501	$9,580,893,547	$536,555,321	$782,390,520

Undistributed net investment income	2,549,244	1,057,653	1,298,049	665,566	47,168	(50,202)

Undistributed net realized gain (loss)	(58,294)	—	374,483	104,978	7,379	(78,572)

	$19,542,779,794	$2,834,511,954	$14,889,196,033	$9,581,664,091	$536,609,868	$782,261,746

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2011

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets:
Institutional Class	$15,240,108,881	$1,892,172,704	$5,180,617,899	$5,655,734,288	$376,002,280	$502,025,214

Private investment class	$501,630,183	$267,621,156	$845,022,359	$549,857,186	$47,637,695	$98,842,321

Personal investment class	$107,680,509	$84,450,826	$185,308,690	$14,693,066	$4,800,691	$4,217,713

Cash management class	$1,567,467,868	$451,633,575	$6,379,705,514	$1,674,547,571	$39,368,657	$106,336,213

Reserve class	$90,227,410	$6,788,303	$148,670,928	$70,375,521	$873,567	$18,284,412

Resource class	$177,080,633	$29,213,305	$293,546,783	$272,175,782	$17,084,957	$24,601,977

Corporate class	$1,858,584,310	$102,632,085	$1,856,323,860	$1,344,280,677	$50,842,021	$27,953,896

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	15,238,247,814	1,892,588,974	5,179,960,506	5,655,324,451	375,927,621	502,019,018

Private investment class	501,570,970	267,691,451	844,877,292	549,786,704	47,656,099	98,828,241

Personal investment class	107,669,048	84,390,678	185,213,292	14,688,725	4,800,897	4,214,128

Cash management class	1,567,143,393	451,595,738	6,378,731,604	1,674,429,091	39,362,544	106,359,545

Reserve class	90,226,156	6,789,528	148,641,499	70,371,440	871,674	18,281,949

Resource class	177,042,546	29,184,315	293,469,131	272,125,000	17,081,493	24,599,571

Corporate class	1,858,483,302	102,613,571	1,856,189,618	1,344,214,816	50,842,020	27,954,376

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2011

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$64,523,410	$7,359,137	$18,355,503	$12,636,719	$636,992	$2,501,477

Expenses:
Advisory fees	33,021,124	4,544,757	20,383,326	7,363,909	820,555	1,991,187

Administrative services fees	1,170,423	600,895	917,667	730,917	166,652	260,237

Custodian fees	771,639	117,483	486,565	358,642	19,966	33,732

Distribution fees:
Private Investment Class	2,607,324	1,539,105	4,094,138	2,511,247	222,005	482,490

Personal Investment Class	781,761	706,896	1,318,683	109,681	46,537	37,302

Cash Management Class	2,214,082	486,337	5,419,141	1,210,302	19,183	132,403

Reserve Class	1,098,050	68,897	943,877	1,000,513	14,036	190,957

Resource Class	440,945	206,345	654,318	536,655	26,670	65,377

Corporate Class	670,128	52,908	605,033	317,619	892	4,224

Transfer agent fees	1,981,267	272,685	1,232,121	662,752	41,733	78,353

Trustees’ and officers’ fees and benefits	620,739	96,109	359,410	205,376	25,202	36,917

Other	890,569	236,183	503,788	541,791	136,698	155,577

Total expenses	46,268,051	8,928,600	36,918,067	15,549,404	1,540,129	3,468,756

Less: Fees waived	(11,782,131)	(3,959,167)	(22,115,000)	(6,015,758)	(1,071,192)	(1,359,955)

Net expenses	34,485,920	4,969,433	14,803,067	9,533,646	468,937	2,108,801

Net investment income	30,037,490	2,389,704	3,552,436	3,103,073	168,055	392,676

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	(58,293)	—	495,071	104,979	7,379	(5,583)

Net increase in net assets resulting from operations	$29,979,197	$2,389,704	$4,047,507	$3,208,052	$175,434	$387,093

*	Includes net gains from securities sold to affiliates of $533 and $272 for Government & Agency Portfolio and Government TaxAdvantage Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Changes in Net Assets

For the year ended August 31, 2011 and 2010

	Liquid Assets Portfolio		STIC Prime Portfolio
	August 31,	August 31,	August 31,	August 31,
	2011	2010	2011	2010

Operations:
Net investment income	$30,037,490	$41,344,689	$2,389,704	$3,629,017

Net realized gain (loss)	(58,293)	25,776	—	3,272

Net increase in net assets resulting from operations	29,979,197	41,370,465	2,389,704	3,632,289

Distributions to shareholders from net investment income:
Institutional Class	(25,064,971)	(31,530,180)	(1,914,692)	(2,765,162)

Private Investment Class	(104,657)	(206,226)	(61,778)	(97,642)

Personal Investment Class	(20,916)	(33,631)	(18,886)	(40,487)

Cash Management Class	(1,808,242)	(3,282,358)	(214,666)	(420,402)

Reserve Class	(22,045)	(29,589)	(1,386)	(2,525)

Resource Class	(45,485)	(178,336)	(20,695)	(76,679)

Corporate Class	(2,971,174)	(6,084,369)	(157,601)	(226,071)

Total distributions from net investment income	(30,037,490)	(41,344,689)	(2,389,704)	(3,628,968)

Share transactions–net:
Institutional Class	(1,076,951,392)	(3,947,256,097)	39,264,332	(720,814,255)

Private Investment Class	(207,822,434)	(39,293,459)	(39,362,727)	(122,995,654)

Personal Investment Class	(3,795,941)	(34,185,294)	(4,527,089)	(92,429,254)

Cash Management Class	(1,059,890,679)	(567,045,577)	229,414	(462,695,213)

Reserve Class	(18,744,717)	35,953,650	(1,245,728)	(1,306,574)

Resource Class	(84,339,783)	(538,921,577)	(121,895,207)	(72,423,319)

Corporate Class	(1,816,634,825)	(2,404,930,689)	(168,978,677)	137,728,956

Net increase (decrease) in net assets resulting from share transactions	(4,268,179,771)	(7,495,679,043)	(296,515,682)	(1,334,935,313)

Net increase (decrease) in net assets	(4,268,238,064)	(7,495,653,267)	(296,515,682)	(1,334,931,992)

Net assets:
Beginning of year	23,811,017,858	31,306,671,125	3,131,027,636	4,465,959,628

End of year*	$19,542,779,794	$23,811,017,858	$2,834,511,954	$3,131,027,636

* Includes accumulated undistributed net investment income (loss)	$2,549,244	$2,523,469	$1,057,653	$1,159,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2011 and 2010

			Government &
	Treasury Portfolio		Agency Portfolio
	August 31,	August 31,	August 31,	August 31,
	2011	2010	2011	2010

Operations:
Net investment income	$3,552,436	$5,434,686	$3,103,073	$9,168,708

Net realized gain	495,071	310,786	104,979	134,129

Net increase in net assets resulting from operations	4,047,507	5,745,472	3,208,052	9,302,837

Distributions to shareholders from net investment income:
Institutional Class	(1,646,245)	(2,054,316)	(2,277,120)	(7,254,137)

Private Investment Class	(169,870)	(250,010)	(100,807)	(163,105)

Personal Investment Class	(36,476)	(53,754)	(2,934)	(4,859)

Cash Management Class	(1,131,781)	(2,301,435)	(250,978)	(626,149)

Reserve Class	(19,409)	(15,259)	(20,083)	(31,338)

Resource Class	(67,747)	(108,104)	(53,861)	(112,234)

Corporate Class	(480,896)	(651,808)	(397,290)	(976,886)

Total distributions from net investment income	(3,552,424)	(5,434,686)	(3,103,073)	(9,168,708)

Share transactions–net:
Institutional Class	649,938,568	(351,869,785)	1,112,658,773	(5,271,910,147)

Private Investment Class	60,672,576	(1,483,613,444)	(8,156,568)	(223,264,710)

Personal Investment Class	11,874,463	(38,299,452)	710,512	(3,769,896)

Cash Management Class	1,099,901,588	(6,219,363,410)	631,644,460	(882,048,007)

Reserve Class	96,918,581	22,013,966	(113,478,371)	44,451,192

Resource Class	(115,864,624)	43,981,891	(21,992,305)	(192,362,727)

Corporate Class	302,491,390	(485,776,326)	174,187,597	(628,244,289)

Net increase (decrease) in net assets resulting from share transactions	2,105,932,542	(8,512,926,560)	1,775,574,098	(7,157,148,584)

Net increase (decrease) in net assets	2,106,427,625	(8,512,615,774)	1,775,679,077	(7,157,014,455)

Net assets:
Beginning of year	12,782,768,408	21,295,384,182	7,805,985,014	14,962,999,469

End of year*	$14,889,196,033	$12,782,768,408	$9,581,664,091	$7,805,985,014

* Includes accumulated undistributed net investment income (loss)	$1,298,049	$919,673	$665,566	$531,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the year ended August 31, 2011 and 2010

	Government Tax		Tax-Free Cash
	Advantage Portfolio		Reserve Portfolio
	August 31,	August 31,	August 31,	August 31,
	2011	2010	2011	2010

Operations:
Net investment income	$168,055	$202,328	$392,676	$627,127

Net realized gain	7,379	6,705	(5,583)	(30,074)

Net increase in net assets resulting from operations	175,434	209,033	387,093	597,053

Distributions to shareholders from net investment income:
Institutional Class	(142,820)	(171,437)	(330,463)	(469,361)

Private Investment Class	(14,193)	(12,778)	(19,378)	(44,081)

Personal Investment Class	(1,623)	(2,886)	(998)	(1,823)

Cash Management Class	(4,994)	(5,252)	(28,288)	(69,906)

Reserve Class	(361)	(898)	(3,845)	(4,434)

Resource Class	(3,464)	(8,979)	(6,551)	(29,707)

Corporate Class	(600)	(98)	(3,153)	(7,818)

Total distributions from net investment income	(168,055)	(202,328)	(392,676)	(627,130)

Share transactions–net:
Institutional Class	200,326,458	(360,292,542)	(177,058,455)	(150,282,445)

Private Investment Class	19,214,381	(14,500,490)	(20,076,002)	(87,472,620)

Personal Investment Class	(1,793,379)	(5,523,164)	(3,296,510)	100,130

Cash Management Class	29,558,474	(15,921,040)	(21,918,412)	(232,165,646)

Reserve Class	30,018	(4,903,731)	3,542,784	(88,502)

Resource Class	5,924,443	(6,613,577)	(19,053,694)	(85,418,705)

Corporate Class	44,832,018	5,995,442	27,240,936	(45,831,983)

Net increase (decrease) in net assets resulting from share transactions	298,092,413	(401,759,102)	(210,619,353)	(601,159,771)

Net increase (decrease) in net assets	298,099,792	(401,752,397)	(210,624,936)	(601,189,848)

Net assets:
Beginning of year	238,510,076	640,262,473	992,886,682	1,594,076,530

End of year*	$536,609,868	$238,510,076	$782,261,746	$992,886,682

* Includes accumulated undistributed net investment income (loss)	$47,168	$55,680	$(50,202)	$(3)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Notes to Financial Statements

August 31, 2011

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds’ securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

50        Short-Term Investments Trust

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250	Next $250	Over $500
	million	million	million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional

51        Short-Term Investments Trust

Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2011.
  For the year ended August 31, 2011, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense	Yield
	Limitation	Support

Liquid Assets Portfolio	$7,626,959	$—

STIC Prime Portfolio	1,622,161	45,471

Treasury Portfolio	4,854,049	5,240,496

Government & Agency Portfolio	—	1,191,728

Government TaxAdvantage Portfolio	604,649	146,542

Tax-Free Cash Reserve Portfolio	369,201	181,703

  Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2011 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$835,319	$435,323	$98,855	$805,176	$143,536	N/A

STIC Prime Portfolio	674,303	439,944	95,882	53,736	71,318	$4,711

Treasury Portfolio	2,343,815	940,765	3,697,096	812,035	470,015	430,029

Government & Agency Portfolio	1,322,377	75,065	612,573	826,745	338,692	135,373

Government TaxAdvantage Portfolio	106,378	33,149	13,608	12,060	19,537	862

Tax-Free Cash Reserve Portfolio	206,742	25,492	57,765	160,921	39,614	2,945

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

52        Short-Term Investments Trust

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2011, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the year ended August 31, 2011, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$1,042,930	$208,470	$442,816	$142,747	N/A	N/A

STIC Prime Portfolio	615,642	188,506	97,267	8,957	41,269	N/A

Treasury Portfolio	1,637,655	351,649	1,083,828	122,704	130,864	N/A

Government & Agency Portfolio	1,004,499	29,248	242,060	130,067	107,331	N/A

Government TaxAdvantage Portfolio	111,002	12,410	3,836	1,825	5,334	N/A

Tax-Free Cash Reserve Portfolio	241,245	9,947	26,481	24,824	13,075	N/A

  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the year ended August 31, 2011, there were no significant transfers between investment levels.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$19,615,150,103	$—	$19,615,150,103

STIC Prime Portfolio	—	2,983,469,572	—	2,983,469,572

Treasury Portfolio	—	14,885,037,928	—	14,885,037,928

Government & Agency Portfolio	—	9,579,741,006	—	9,579,741,006

Government TaxAdvantage Portfolio	—	565,113,472	—	565,113,472

Tax-Free Cash Reserve Portfolio	—	777,454,826	—	777,454,826

53        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2011, each Fund engaged in transactions with affiliates as listed below:

			Net Realized
	Securities Purchases	Securities Sales	Gains/(Losses)

Liquid Assets Portfolio	$1,025,007,344	$1,100,799,672	$—

STIC Prime Portfolio	253,603,605	157,442,824	—

Government & Agency Portfolio	57,447,320	73,449,929	533

Government TaxAdvantage Portfolio	15,999,929	88,447,320	272

Tax-Free Cash Reserve Portfolio	1,041,404,075	1,074,733,048	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the year ended August 31, 2011, the Funds in aggregate paid legal fees of $101,496 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2011 and 2010:

	2011	2010
	Ordinary Income	Ordinary Income

Liquid Assets Portfolio	$30,037,490	$41,344,689

STIC Prime Portfolio	2,389,704	3,628,968

Treasury Portfolio	3,552,424	5,434,686

Government & Agency Portfolio	3,103,073	9,168,708

Government TaxAdvantage Portfolio	168,055	202,328

Tax-Free Cash Reserve Portfolio	392,676	627,130

54        Short-Term Investments Trust

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary			Shares of
	Ordinary	Book/Tax	Capital Loss	Post-October	Beneficial
	Income	Differences	Carryforward	Deferrals	Interest	Total Net Assets

Liquid Assets Portfolio	$5,541,244	$(2,977,472)	$—	$(72,822)	$19,540,288,844	$19,542,779,794

STIC Prime Portfolio	2,117,856	(1,060,203)	—	—	2,833,454,301	2,834,511,954

Treasury Portfolio	3,045,414	(1,372,882)	—	—	14,887,523,501	14,889,196,033

Government & Agency Portfolio	1,392,610	(622,066)	—	—	9,580,893,547	9,581,664,091

Government TaxAdvantage Portfolio	148,513	(93,966)	—	—	536,555,321	536,609,868

Tax-Free Cash Reserve Portfolio	352,038	(402,240)	(72,990)	(5,582)	782,390,520	782,261,746

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. The Funds capital loss carryforward amounts utilized in the current period to offset net realized gain for federal income tax purposes are as follows:

Capital Loss
	Carryforward	Capital Loss
	Subject to Annual	Carryforward
	Limitation	Utilized

Treasury Portfolio	$—	$120,587

  The Funds have a capital loss carryforward as of August 31, 2011 which expires as follows:

	2015	2017	2018	2019	Total*

Tax-Free Cash Reserve Portfolio	$13,734	$12,152	$17,030	$30,074	$72,990

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2011, the following reclassifications were made and had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of Beneficial
	Investment Income (Loss)	Realized Gain (Loss)	Interest

Liquid Assets Portfolio	$25,775	$(25,775)	$0

STIC Prime Portfolio	(101,758)	(3,272)	105,030

Treasury Portfolio	378,364	(931,917)	553,553

Government & Agency Portfolio	134,130	(134,130)	0

Government TaxAdvantage Portfolio	(8,512)	(6,705)	15,217

Tax-Free Cash Reserve Portfolio	(50,199)	0	50,199

55        Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	114,974,747,244	$114,974,747,244	111,348,098,381	$111,348,098,381

Private investment class	2,097,458,780	2,097,458,780	4,634,492,979	4,634,492,979

Personal investment class	583,984,515	583,984,515	763,013,240	763,013,240

Cash management class	17,713,105,743	17,713,105,743	18,149,320,369	18,149,320,369

Reserve class	576,444,353	576,444,353	912,834,784	912,834,784

Resource class	1,578,904,039	1,578,904,039	2,401,346,017	2,401,346,017

Corporate class	17,336,495,408	17,336,495,408	21,340,345,915	21,340,345,915

Issued as reinvestment of dividends:
Institutional Class	11,043,998	11,043,998	11,793,605	11,793,605

Private investment class	37,630	37,630	89,801	89,801

Personal investment class	16,453	16,453	31,410	31,410

Cash management class	1,152,856	1,152,856	1,929,450	1,929,450

Reserve class	22,368	22,368	29,589	29,589

Resource class	50,434	50,434	178,336	178,336

Corporate class	1,304,161	1,304,161	2,178,748	2,178,748

Reacquired:
Institutional Class	(116,062,742,634)	(116,062,742,634)	(115,307,148,083)	(115,307,148,083)

Private investment class	(2,305,318,844)	(2,305,318,844)	(4,673,876,239)	(4,673,876,239)

Personal investment class	(587,796,909)	(587,796,909)	(797,229,944)	(797,229,944)

Cash management Class	(18,774,149,278)	(18,774,149,278)	(18,718,295,396)	(18,718,295,396)

Reserve class	(595,211,438)	(595,211,438)	(876,910,723)	(876,910,723)

Resource class	(1,663,294,256)	(1,663,294,256)	(2,940,445,930)	(2,940,445,930)

Corporate class	(19,154,434,394)	(19,154,434,394)	(23,747,455,352)	(23,747,455,352)

Net increase (decrease) in share activity	(4,268,179,771)	$(4,268,179,771)	(7,495,679,043)	$(7,495,679,043)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 16% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

56        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,894,152,113	$8,894,152,113	8,137,414,192	$8,137,414,192

Private Investment Class	2,199,271,995	2,199,271,995	2,038,753,570	2,038,753,570

Personal Investment Class	2,117,878,669	2,117,878,669	2,113,012,972	2,113,012,972

Cash Management Class	2,929,112,525	2,929,112,525	3,237,866,716	3,237,866,716

Reserve Class	68,100,033	68,100,033	73,594,339	73,594,339

Resource Class	635,057,207	635,057,207	1,363,725,171	1,363,725,171

Corporate Class	981,962,145	981,962,145	1,184,433,510	1,184,433,510

Issued as reinvestment of dividends:
Institutional Class	725,692	725,692	1,065,471	1,065,471

Private Investment Class	33,359	33,359	55,617	55,617

Personal Investment Class	15,323	15,323	39,874	39,874

Cash Management Class	106,092	106,092	191,335	191,335

Reserve Class	436	436	929	929

Resource Class	6,389	6,389	36,766	36,766

Corporate Class	169,477	169,477	190,166	190,166

Reacquired:
Institutional Class	(8,855,613,473)	(8,855,613,473)	(8,859,293,918)	(8,859,293,918)

Private Investment Class	(2,238,668,081)	(2,238,668,081)	(2,161,804,841)	(2,161,804,841)

Personal Investment Class	(2,122,421,081)	(2,122,421,081)	(2,205,482,100)	(2,205,482,100)

Cash Management Class	(2,928,989,203)	(2,928,989,203)	(3,700,753,264)	(3,700,753,264)

Reserve Class	(69,346,197)	(69,346,197)	(74,901,842)	(74,901,842)

Resource Class	(756,958,803)	(756,958,803)	(1,436,185,256)	(1,436,185,256)

Corporate Class	(1,151,110,299)	(1,151,110,299)	(1,046,894,720)	(1,046,894,720)

Net increase (decrease) in share activity	(296,515,682)	$(296,515,682)	(1,334,935,313)	$(1,334,935,313)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	26,030,423,281	$26,030,423,281	26,015,348,319	$26,015,348,319

Private Investment Class	5,499,203,569	5,499,203,569	5,254,723,019	5,254,723,019

Personal Investment Class	1,649,945,502	1,649,945,502	1,412,595,956	1,412,595,956

Cash Management Class	37,920,690,992	37,920,690,992	46,154,326,471	46,154,326,471

Reserve Class	657,687,537	657,687,537	483,165,598	483,165,598

Resource Class	1,127,136,815	1,127,136,815	1,752,498,428	1,752,498,428

Corporate Class	19,540,700,409	19,540,700,409	15,342,096,983	15,342,096,983

Issued as reinvestment of dividends:
Institutional Class	583,687	583,687	747,041	747,041

Private Investment Class	37,590	37,590	75,219	75,219

Personal Investment Class	34,938	34,938	53,754	53,754

Cash Management Class	152,156	152,156	378,147	378,147

Reserve Class	13,566	13,566	13,500	13,500

Resource Class	40,664	40,664	86,444	86,444

Corporate Class	151,996	151,996	362,782	362,782

Reacquired:
Institutional Class	(25,381,068,400)	(25,381,068,400)	(26,367,965,145)	(26,367,965,145)

Private Investment Class	(5,438,568,583)	(5,438,568,583)	(6,738,411,682)	(6,738,411,682)

Personal Investment Class	(1,638,105,977)	(1,638,105,977)	(1,450,949,162)	(1,450,949,162)

Cash Management Class	(36,820,941,560)	(36,820,941,560)	(52,374,068,028)	(52,374,068,028)

Reserve Class	(560,782,522)	(560,782,522)	(461,165,132)	(461,165,132)

Resource Class	(1,243,042,103)	(1,243,042,103)	(1,708,602,981)	(1,708,602,981)

Corporate Class	(19,238,361,015)	(19,238,361,015)	(15,828,236,091)	(15,828,236,091)

Net increase (decrease) in share activity	2,105,932,542	$2,105,932,542	(8,512,926,560)	$(8,512,926,560)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	61,611,815,820	$61,611,815,820	67,756,450,341	$67,756,450,341

Private Investment Class	2,549,756,494	2,549,756,494	2,696,887,600	2,696,887,600

Personal Investment Class	63,367,177	63,367,177	92,389,908	92,389,908

Cash Management Class	7,338,150,426	7,338,150,426	7,083,908,025	7,083,908,025

Reserve Class	365,919,015	365,919,015	422,419,004	422,419,004

Resource Class	2,088,493,367	2,088,493,367	2,822,954,303	2,822,954,303

Corporate Class	8,382,738,522	8,382,738,522	7,677,568,255	7,677,568,255

Issued as reinvestment of dividends:
Institutional Class	1,388,120	1,388,120	4,390,052	4,390,052

Private Investment Class	21,179	21,179	79,517	79,517

Personal Investment Class	269	269	773	773

Cash Management Class	173,309	173,309	626,149	626,149

Reserve Class	1,867	1,867	24,160	24,160

Resource Class	40,787	40,787	79,024	79,024

Corporate Class	191,614	191,614	560,152	560,152

Reacquired:
Institutional Class	(60,500,545,167)	(60,500,545,167)	(73,032,750,540)	(73,032,750,540)

Private Investment Class	(2,557,934,241)	(2,557,934,241)	(2,920,231,827)	(2,920,231,827)

Personal Investment Class	(62,656,934)	(62,656,934)	(96,160,577)	(96,160,577)

Cash Management Class	(6,706,679,275)	(6,706,679,275)	(7,966,582,181)	(7,966,582,181)

Reserve Class	(479,399,253)	(479,399,253)	(377,991,972)	(377,991,972)

Resource Class	(2,110,526,459)	(2,110,526,459)	(3,015,396,054)	(3,015,396,054)

Corporate Class	(8,208,742,539)	(8,208,742,539)	(8,306,372,696)	(8,306,372,696)

Net increase (decrease) in share activity	1,775,574,098	$1,775,574,098	(7,157,148,584)	$(7,157,148,584)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,711,332,476	$2,711,332,476	1,874,494,393	$1,874,494,393

Private Investment Class	437,193,566	437,193,566	285,652,489	285,652,489

Personal Investment Class	88,578,959	88,578,959	48,028,492	48,028,492

Cash Management Class	43,825,246	43,825,246	15,573,413	15,573,413

Reserve Class	6,204,928	6,204,928	31,391,659	31,391,659

Resource Class	18,185,832	18,185,832	63,939,100	63,939,100

Corporate Class	50,832,014	50,832,014	79,010,000	79,010,000

Issued as reinvestment of dividends:
Institutional Class	128,424	128,424	171,437	171,437

Private Investment Class	3,850	3,850	5,708	5,708

Cash Management Class	4,412	4,412	5,252	5,252

Reserve Class	315	315	201	201

Resource Class	2,702	2,702	2,720	2,720

Corporate Class	67	67	66	66

Reacquired:
Institutional Class	(2,511,134,442)	(2,511,134,442)	(2,234,958,372)	(2,234,958,372)

Private Investment Class	(417,983,035)	(417,983,035)	(300,158,687)	(300,158,687)

Personal Investment Class	(90,372,338)	(90,372,338)	(53,551,656)	(53,551,656)

Cash Management Class	(14,271,184)	(14,271,184)	(31,499,705)	(31,499,705)

Reserve Class	(6,175,225)	(6,175,225)	(36,295,591)	(36,295,591)

Resource Class	(12,264,091)	(12,264,091)	(70,555,397)	(70,555,397)

Corporate Class	(6,000,063)	(6,000,063)	(73,014,624)	(73,014,624)

Net increase (decrease) in share activity	298,092,413	$298,092,413	(401,759,102)	$(401,759,102)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,598,415,148	$1,598,415,148	2,381,530,077	$2,381,530,077

Private Investment Class	189,820,412	189,820,412	242,313,052	242,313,052

Personal Investment Class	7,217,382	7,217,382	13,124,110	13,124,110

Cash Management Class	738,707,920	738,707,920	1,434,961,472	1,434,961,472

Reserve Class	37,462,640	37,462,640	15,733,372	15,733,372

Resource Class	7,155,166,244	7,155,166,244	115,599,863	115,599,863

Corporate Class	57,238,303	57,238,303	8,703,078	8,703,078

Issued as reinvestment of dividends:
Institutional Class	66,383	66,383	110,090	110,090

Private Investment Class	14,993	14,993	38,670	38,670

Personal Investment Class	314	314	478	478

Cash Management Class	20,854	20,854	52,512	52,512

Reserve Class	3,752	3,752	4,562	4,562

Resource Class	5,421	5,421	24,091	24,091

Corporate Class	2,633	2,633	7,818	7,818

Reacquired:
Institutional Class	(1,775,539,986)	(1,775,539,986)	(2,531,922,612)	(2,531,922,612)

Private Investment Class	(209,911,407)	(209,911,407)	(329,824,342)	(329,824,342)

Personal Investment Class	(10,514,206)	(10,514,206)	(13,024,458)	(13,024,458)

Cash Management Class	(760,647,186)	(760,647,186)	(1,667,179,630)	(1,667,179,630)

Reserve Class	(33,923,608)	(33,923,608)	(15,826,436)	(15,826,436)

Resource Class	(7,174,225,359)	(7,174,225,359)	(201,042,659)	(201,042,659)

Corporate Class	(30,000,000)	(30,000,000)	(54,542,879)	(54,542,879)

Net increase (decrease) in share activity	(210,619,353)	$(210,619,353)	(601,159,771)	$(601,159,771)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Resource Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Year ended 08/31/11	$1.00	$0.00	(b)	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$177,081	0.27	%(c)	0.37	%(c)	0.02	%(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	261,421	0.30		0.38		0.04
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	1.10	800,343	0.36		0.41		0.97
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.59	1,209,510	0.32		0.37		3.44
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.16	1,128,499	0.32		0.38		5.05

STIC Prime Portfolio
Year ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.02	29,213	0.23	(c)	0.39	(c)	0.01	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	151,109	0.25		0.39		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.74	223,532	0.31		0.43		0.79
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.46	482,644	0.28		0.38		3.30
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.21	570,226	0.28		0.39		5.09

Treasury Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	293,547	0.12	(c)	0.38	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	409,398	0.15		0.38		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.26	365,409	0.28		0.40		0.24
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.76	629,203	0.28		0.38		2.50
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.00	375,750	0.28		0.39		4.87

Government & Agency Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	272,176	0.15	(c)	0.33	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	294,164	0.21		0.33		0.03
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.57	486,522	0.30		0.35		0.44
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.26	325,692	0.28		0.34		3.12
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.14	297,561	0.28		0.35		5.02

Government TaxAdvantage Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	17,085	0.11	(c)	0.46	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	11,160	0.14		0.46		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.45	17,773	0.29		0.50		0.37
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.11	34,121	0.28		0.44		3.14
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.04	53,228	0.28		0.50		4.92

Tax-Free Cash Reserve Portfolio
Year ended 08/31/11	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	24,602	0.27	(c)	0.49	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	43,656	0.29		0.49		0.03
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.77	129,078	0.41		0.51		0.90
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.66	261,498	0.38	(d)	0.45	(d)	1.60	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.11	242,372	0.38		0.45		3.07
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.24	381,047	0.38		0.45		3.20

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s) of $220,472, $103,173, $327,159, $268,327, $13,335 and $32,688 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Resource Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Resource Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Resource Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 21, 2011
Houston, Texas

63        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011, through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Resource Class	(03/01/11)	(08/31/11)[1]	Period[2]	(08/31/11)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.16	$1,024.05	$1.17	0.23%

STIC Prime Portfolio	1,000.00	1,000.10	0.91	1,024.30	0.92	0.18

Treasury Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07

Government & Agency Portfolio	1,000.00	1,000.10	0.55	1,024.65	0.56	0.11

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.40	1,024.80	0.41	0.08

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	1.11	1,024.10	1.12	0.22

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2011, through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

64        Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts
(Government & Agency Portfolio, Tax-Free Cash Reserve Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust (the Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of the Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under each Fund’s agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of each Fund’s investment advisory agreement.

Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of each Fund’s sub-advisory contracts.

Tax-Free Cash Reserve Portfolio, Liquid Assets Portfolio and STIC Prime Portfolio
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are

65        Short-Term Investments Trust

appropriate and satisfactory and in accordance with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was at the same level as the performance of the Index for the one year period and below the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of the performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of the performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in each Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Institutional Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Government & Agency Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Government TaxAdvantage Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted

66        Short-Term Investments Trust

that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Treasury Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Tax-Free Cash Reserve Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Liquid Assets Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

STIC Prime Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate for the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but that each Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Tax-Free Cash Reserve Portfolio and Government TaxAdvantage Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

67        Short-Term Investments Trust

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

Government & Agency Portfolio, Tax-Free Cash Reserve Portfolio and Liquid Assets Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.

STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that each Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to each Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that each Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of each Fund and its shareholders.

68        Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2011:

		Corporate
	Qualified	Dividends		Tax-Exempt
	Dividend	Received	U.S. Treasury	Interest
Federal and State Income Tax	Income*	Deduction*	Obligations*	Dividends

Liquid Assets Portfolio	0.00%	0.00%	0.00%	0.00%

STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%

Treasury Portfolio	0.00%	0.00%	49.94%	0.00%

Government & Agency Portfolio	0.00%	0.00%	2.98%	0.00%

Government TaxAdvantage Portfolio	0.00%	0.00%	10.17%	0.00%

Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100.00%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

	Qualified	Qualified
	Short-Term	Interest
Non-Resident Alien Shareholders	Gains	Income**

Liquid Assets Portfolio	—	0.00%

STIC Prime Portfolio	—	0.00%

Treasury Portfolio	—	100%

Government & Agency Portfolio	$134,129	100%

Government TaxAdvantage Portfolio	—	0.00%

Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

69        Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
			in Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	143	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, Executive Vice President	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.	143	None

		Formerly: Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	161	Director of the Abraham Lincoln Presidential Library Foundation

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	143	ACE Limited (insurance company); and Investment Company Institute

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen has been deemed to be an interested person of the Trust because of his prior service as counsel to the predecessor funds of certain Invesco open-end funds and his affiliation with the law firm that served as counsel to such predecessor funds and continues to serve as counsel to the Invesco Van Kampen closed-end funds.

T-1        Short-Term Investments Trust

Trustees and Officers—(continued)

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
Name, Year of			in Fund Complex
Birth and Position(s)	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	161	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

Bob R. Baker — 1936 Trustee	2003	Retired	143	None
		Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie	143	Director and Chairman, C.D. Stimson Company (a real estate investment company)

James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	143	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society

Rodney Dammeyer — 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services. Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	161	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)	143	Board of Nature’s Sunshine Products, Inc.
		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)	143	Administaff
		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives

Carl Frischling — 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	143	Director, Reich & Tang Funds (16 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Retired	143	None
		Formerly: Chief Executive Officer, YWCA of the U.S.A.

Larry Soll — 1942 Trustee	2003	Retired	143	None
		Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)

T-2        Short-Term Investments Trust

Trustees and Officers—(continued)

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
			in Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	161	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired	143	None
		Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).	N/A	N/A
		Formerly: Senior Vice President, Van Kampen Investments Inc.; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Van Kampen Funds Inc.; and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust	N/A	N/A
		Formerly: Director and Secretary, Van Kampen Advisors, Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services, Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.); and Vice President, The Invesco Funds	N/A	N/A
		Formerly: Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company

T-3        Short-Term Investments Trust

Trustees and Officers—(continued)

The address of each trustee and officer is Short Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of Funds
			in Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)	N/A	N/A
		Formerly: Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management) and Van Kampen Funds Inc.	N/A	N/A
		Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Investor Services Inc., Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company) and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.).	N/A	N/A
		Formerly: Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser) and Van Kampen Investor Services Inc.; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Counsel to the Independent Trustees Kramer, Levin, Naftalis & Frankel LLP 1177 Avenue of the Americas New York, NY 10036-2714	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4        Short-Term Investments Trust

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-AR-4	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is “independent” within the meaning of that term as used in Form N-CSR.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Fees Billed by PWC Related to the Registrant
     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Percentage of Fees Billed		Percentage of Fees Billed
		Applicable to Non-Audit		Applicable to Non-Audit
	Fees Billed for	Services Provided for	Fees Billed for	Services Provided for
	Services Rendered	fiscal year end 2011	Services Rendered	fiscal year end 2010
	to the Registrant	Pursuant to Waiver of	to the Registrant	Pursuant to Waiver of
	for fiscal year end	Pre-Approval	for fiscal year end	Pre-Approval
	2011	Requirement(1)	2010	Requirement(1)
Audit Fees	$139,800	N/A	$134,400	N/A
Audit-Related Fees	$0	0%	$0	0%
Tax Fees(2)	$23,600	0%	$23,350	0%
All Other Fees	$0	0%	$0	0%

Total Fees	$163,400	0%	$157,750	0%
PWC billed the Registrant aggregate non-audit fees of $23,600 for the fiscal year ended 2011, and $23,350 for the fiscal year ended 2010, for non-audit services rendered to the Registrant.

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2)	Tax fees for the fiscal year end August 31, 2011 includes fees billed for reviewing tax returns. Tax fees for the fiscal year end August 31, 2010 includes fees billed for reviewing tax returns.

Fees Billed by PWC Related to Invesco and Invesco Affiliates
     PWC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as follows:

	Fees Billed for		Fees Billed for
	Non-Audit Services		Non-Audit Services
	Rendered to Invesco		Rendered to Invesco
	and Invesco		and Invesco
	Affiliates for	Percentage of Fees Billed	Affiliates for	Percentage of Fees Billed
	fiscal year end	Applicable to Non-Audit	fiscal year end	Applicable to Non-Audit
	2011 That Were	Services Provided for	2010 That Were	Services Provided for
	Required	fiscal year end 2011	Required	fiscal year end 2010
	to be Pre-Approved	Pursuant to Waiver of	to be Pre-Approved	Pursuant to Waiver of
	by the Registrant’s	Pre-Approval	by the Registrant’s	Pre-Approval
	Audit Committee	Requirement(1)	Audit Committee	Requirement(1)
Audit-Related Fees	$0	0%	$0	0%
Tax Fees	$0	0%	$0	0%
All Other Fees	$0	0%	$0	0%

Total Fees(2)	$0	0%	$0	0%

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, Invesco and Invesco Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2)	Including the fees for services not required to be pre-approved by the registrant’s audit committee, PWC billed Invesco and Invesco Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2011, and $0 for the fiscal year ended 2010, for non-audit services rendered to Invesco and Invesco Affiliates.
The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC’s independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
POLICIES AND PROCEDURES
As adopted by the Audit Committees of
the Invesco Funds (the “Funds”)
Last Amended May 4, 2010
Statement of Principles
Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committees of the Funds’ (the “Audit Committees”) Board of Trustees (the “Board”) are responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.
Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees (“general pre-approval”) or require the specific pre-approval of the Audit Committees (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.
The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee generally on an annual basis. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.
The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.
Delegation
The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committees at the next quarterly meeting.
Audit Services
The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committees will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.
In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
Non-Audit Services
The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committees’ general principles and policies as set forth herein.
Audit-Related Services
“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.
Tax Services
“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committees will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committees will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.
No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.
Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committees’ pre-approval of permissible Tax services, the Auditor shall:
1.	Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:
a.	The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.	Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;
2.	Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

3.	Document the substance of its discussion with the Audit Committees.
All Other Auditor Services
The Audit Committees may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts
Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committees will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.
Procedures
Generally on an annual basis, Invesco Advisers, Inc. (“Invesco”) will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.
Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.
Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund’s Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.
Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.
Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.
On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.
The Audit Committees have designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committees on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management of Invesco will immediately report to the chairman of the Audit Committees any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management of Invesco.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures
Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)
•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services
Categorically Prohibited Non-Audit Services
•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any service or product provided for a contingent fee or a commission

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•	Tax services for persons in financial reporting oversight roles at the Fund

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12.	EXHIBITS.
12(a) (1)	Code of Ethics.
12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
12(a) (3)	Not applicable.
12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust
By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date: November 7, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer
Date: November 7, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: November 7, 2011

EXHIBIT INDEX

12(a)(1)	Code of Ethics.

12(a)(2)	Certifications of principal executive officer and principal Financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.